As Filed with the Securities and Exchange Commission on April 23, 2020
Registration Nos. 033-85442
811-08828

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-4
Registration Statement Under the Securities Act Of 1933	□
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 33	☒
And
Registration Statement Under the Investment Company Act of 1940	□
Amendment No. 70	☒
(Check Appropriate Box or Boxes)

New England Variable Annuity Separate Account
(Exact Name of Registrant)
New England Life Insurance Company
(Name of Depositor)
One Financial Center, Boston, Massachusetts 02111
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number: 212-578-9500
Name and Address of Agent for Service:
NEW ENLGAND LIFE INSURANCE COMPANY
c/o C T Corporation System
155 Federal Street - Suite 700
Suffolk County
Boston, Massachusetts 02116
(617) 757-6400
Copy To:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 20005
Approximate Date of Proposed Public Offering:
On May 1, 2020 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2020 pursuant to paragraph (b) of Rule 485
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on (date) pursuant to paragraph (a)(1) of Rule 485
Title of Securities Being Registered: Individual Variable Annuity Contracts

This registration statement incorporates by reference the supplement dated April 29, 2019 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 26, 2019.

This registration statement incorporates by reference the supplement dated April 30, 2018 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 26, 2018.
This registration statement incorporates by reference the supplement dated May 1, 2017 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 27, 2017.
This registration statement incorporates by reference the supplement dated May 1, 2016 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 28, 2016.
This registration statement incorporates by reference the supplement dated May 1, 2015 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 29, 2015.
This registration statement incorporates by reference the supplement dated April 28, 2014 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2014.
This registration statement incorporates by reference the supplement dated April 29, 2013 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 23, 2013.
This registration statement incorporates by reference the supplement dated April 30, 2012 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 25, 2012.
This registration statement incorporates by reference the supplement dated May 1, 2011 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2011.
This registration statement incorporates by reference the supplement dated May 1, 2010 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2010.
This registration statement incorporates by reference the supplement dated May 1, 2009 to the prospectuses date May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 21, 2009.
This registration statement incorporates by reference the prospectus dated April 28, 2008 and the supplements dated April 28, 2008 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 22, 2008.
This registration statement incorporates by reference the prospectus dated April 30, 2007 and the supplements dated April 30, 2007 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 20, 2007.
This registration statement incorporates by reference the prospectus dated May 1, 2006 and the supplements dated May 1, 2006 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 26, 2006.
This registration statement incorporates by reference the prospectus dated May 1, 2005 and the supplements dated May 1, 2005 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2005.
This registration statement incorporates by reference the prospectus dated May 1, 2004 and the supplements dated May 1, 2004 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 29, 2004.
This registration statement incorporates by reference the prospectus dated May 1, 2003 and the supplements dated May 1, 2003 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 25, 2003.
This registration statement incorporates by reference the prospectus dated May 1, 2002 and the supplements dated May 1, 2002 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 2002.

This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 13 to the Registration Statement on form N-4 (File No. 033-85442) Filed on April 27, 2001.
This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, each filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.
This registration statement incorporates by reference the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed On April 27, 2000.

American Growth Series – I
Individual Variable Annuity Contracts
Issued By
New England Variable Annuity Separate Account of	Annuity Administrative Office
New England Life Insurance Company	P.O. Box 7104
One Financial Center	Troy, MI 48007-7104
Boston, MA 02111
(800) 435-4117
Supplement dated May 1, 2020
to the Prospectus dated May 1, 2000 (as annually supplemented).
This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the “Contracts”) funded by New England Variable Annuity Separate Account (the “Variable Account”). The Contract is currently not available for new sales.
American Funds Insurance Series®
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio (formerly Oppenheimer Global Equity Portfolio)
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio (formerly ClearBridge Aggressive Growth Portfolio)
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Eligible Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from New England Life Insurance Company (“NELICO”). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from NELICO electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform NELICO that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.
You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information (“SAI”) dated May 1, 2020, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277, or telephoning 1-800-777-5897.
Neither the SEC nor any state securities commission has approved these contracts or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The SEC maintains a website that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5987. Please read them and keep them for reference.
We do not guarantee how any of the sub-accounts or Eligible Funds will perform. The Contracts and Eligible Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Highlights
Payment on Death:
If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see “Annuity Payments” for more information).
Allocation of Loan Repayments:
Unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.
Expense Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Sales Charge Imposed on Purchase Payments	None
Contingent Deferred Sales Charge (as a percentage of each purchase payment)	7% declining annually— see Note(1)
Transfer Fee(2)	$0
Notes:
(1)	The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law), as follows:

Number of Complete Years from Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and thereafter	0%
(2)	We reserve the right to limit the number and amount of transfers and impose a transfer fee.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.
Annual Contract Fee
Administration Contract Charge(1)	$30
A-3

Variable Account Annual Expenses
(as a percentage of average daily net assets in the subaccounts)
	American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account	All Other Sub-Accounts
Mortality and Expense Risk Charge(2)	1.50%	1.25%
Administration Asset Charge	0.10%	0.10%
Total Variable Account Annual Expenses	1.60%	1.35%
Notes:
(1)	The Administration Contract Charge is not imposed after annuitization.
(2)	We are waiving the Mortality and Expense Risk Charge in the following amounts: (a) .08% for the Subaccount investing in the Brighthouse/Wellington Large Cap Research Portfolio and (b) the amount, if any, of the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio.
The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund’s fees and expenses is contained below and in the prospectus for each Eligible Fund.
Minimum and Maximum Total Annual Eligible Fund Operating Expenses
	Minimum	Maximum
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.67%
Eligible Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.
Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Bond Fund	0.36%	0.25%	0.04%	—	0.65%	—	0.65%
American Funds Global Small Capitalization Fund	0.70%	0.25%	0.06%	—	1.01%	—	1.01%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.43%	1.05%	—	1.05%
American Funds® Moderate Allocation Portfolio — Class C	0.06%	0.55%	0.02%	0.41%	1.04%	—	1.04%
A-4

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse/Franklin Low Duration Total Return Portfolio — Class B	0.50%	0.25%	0.05%	0.01%	0.81%	0.07%	0.74%
Brighthouse/Wellington Large Cap Research Portfolio — Class B	0.56%	0.25%	0.03%	—	0.84%	0.04%	0.80%
Clarion Global Real Estate Portfolio — Class B	0.62%	0.25%	0.05%	—	0.92%	0.04%	0.88%
Harris Oakmark International Portfolio — Class E	0.77%	0.15%	0.05%	—	0.97%	0.03%	0.94%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
Invesco Small Cap Growth Portfolio — Class B	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
Loomis Sayles Global Allocation Portfolio — Class B	0.70%	0.25%	0.08%	—	1.03%	0.01%	1.02%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio — Class B	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
PIMCO Inflation Protected Bond Portfolio — Class B	0.48%	0.25%	0.94%	—	1.67%	—	1.67%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
SSGA Growth and Income ETF Portfolio — Class B	0.31%	0.25%	0.01%	0.20%	0.77%	—	0.77%
SSGA Growth ETF Portfolio — Class B	0.32%	0.25%	0.03%	0.21%	0.81%	—	0.81%
T. Rowe Price Mid Cap Growth Portfolio — Class B	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio — Class A	0.79%	—	0.05%	—	0.84%	0.12%	0.72%
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
A-5

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Artisan Mid Cap Value Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.08%	0.78%
Brighthouse/Wellington Balanced Portfolio — Class B	0.46%	0.25%	0.07%	—	0.78%	—	0.78%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio — Class B	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
Loomis Sayles Small Cap Core Portfolio — Class A	0.90%	—	0.07%	0.01%	0.98%	0.09%	0.89%
Loomis Sayles Small Cap Growth Portfolio — Class B	0.90%	0.25%	0.08%	—	1.23%	0.09%	1.14%
MetLife Aggregate Bond Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MetLife Mid Cap Stock Index Portfolio — Class B	0.25%	0.25%	0.05%	0.01%	0.56%	—	0.56%
MetLife MSCI EAFE® Index Portfolio — Class B	0.30%	0.25%	0.07%	0.01%	0.63%	—	0.63%
MetLife Russell 2000® Index Portfolio — Class B	0.25%	0.25%	0.06%	—	0.56%	—	0.56%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS® Total Return Portfolio — Class E	0.57%	0.15%	0.06%	—	0.78%	—	0.78%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds’ prospectuses for additional information regarding these arrangements.
Certain Eligible Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
A-6

Example
The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)
The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)   If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
(a)	$1,032	$1,452	$1,897	$3,325
(b)	$ 904	$1,068	$1,257	$2,044
(2)   If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):
	1 Year	3 Years	5 Years	10 Years
(a)	$332	$952	$1,597	$3,325
(b)	$204	$568	$ 957	$2,044
Please remember that the examples are simply illustrations and do not reflect past or future expenses. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

Notes:
(1)	The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.064% has been used. (See Note (1) to the Variable Account Accrual Expenses table.)
(2)	If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See “Contingent Deferred Sales Charge” and “Annuity Options” for more information.)

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see “ACCUMULATION UNIT VALUES”).
The Company
We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all 50 states, and the District of Columbia. We are an indirect, wholly owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at One Financial Center, Boston, Massachusetts 02111.
The Variable Account
We established a separate investment account, New England Variable Annuity Separate Account (the “Variable Account”), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.
A-7

The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company’s general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.
We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.
We are obligated to pay all money we owe under the Contracts—such as death benefits and income payments—even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.
Certain Payments We Receive with Regard to the Eligible Funds
An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, “Brighthouse Advisers”) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a “limited liability company”. Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See “FEE TABLE—Annual Eligible Fund Operating Expenses” for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Eligible Fund’s prospectus. (See “FEE TABLE—Annual Eligible Fund Operating Expenses” for the amounts of the 12b-1 fees.) An Eligible Fund’s 12b-1 Plan, if any, is described in
A-8

more detail in the Investment Portfolio’s prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “DISTRIBUTION OF THE CONTRACTS.”) Payments under an Eligible Fund’s 12b-1 Plan decrease the Eligible Fund’s investment return.
We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund’s adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.
We do not provide any investment advice and do not recommend or endorse any particular Eligible Fund. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Eligible Funds you have chosen.
Eligible Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series®
American Funds Bond Fund	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Franklin Low Duration Total Return Portfolio	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
A-9

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Allocation Portfolio	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
SSGA Growth and Income ETF Portfolio	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
A-10

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Wellington Balanced Portfolio	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
A-11

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Investments of the Variable Account
We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See “Requests and Elections.”) You can transfer to or from any Eligible Fund, subject to certain conditions. (See “Transfer Privilege.”) You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See “Substitution of Investments.”)
Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.
Share Classes of the Eligible Funds
The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. Shares classes of the Eligible Funds are listed in the Annual Eligible Fund Operating Expenses table.
Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
A-12

Substitution of Investments
If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.
The Contracts
Purchase Payments
Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.
•	When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the “Code”) or individual retirement annuity under Section 408(b) of the Code (both referred to as “IRAs”), or a Roth IRA under Section 408A of the Code (“Roth IRA”), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.
•	For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a “list bill” arrangement).
•	For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I (“Fund I”), New England Retirement Investment Account (“Preference”) or New England Variable Account (“Zenith Accumulator”) contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)
•	We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See “Access To Your Money.”)
•	If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
We will not accept purchase payments made with cash, money orders or travelers checks.
We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all Contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.
No subsequent purchase payments may be made: (1) within seven years prior to the Contract’s Maturity Date; or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned in an individual capacity) reaches age 88 (age 83 in New York). For joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86 (age 83 in New York).
If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a “tax sheltered annuity” or “TSA”) in a “90-24 transfer” completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
A-13

When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.
Transfer Privilege
We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.
Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See “The Fixed Account” and the Statement of Additional Information.
Restrictions on Frequent Transfers.     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or “portfolio”) if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. We monitor transfer activity in the following “Monitored Eligible Funds” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Eligible Funds of the American Funds Insurance Series available under your Policy.
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Eligible Funds within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Eligible Funds at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Eligible Funds under our current frequent transfer policies and procedures. Further, American
A-14

Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Eligible Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Eligible Funds that exceeds our current transfer limits, we require future transfer requests to or from any Eligible Fund (not just the Monitored Eligible Funds) under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.
A-15

Restrictions on Large Transfers.     Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.
Surrenders
How to Surrender.
You may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.
Requests and Elections
We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 7104 Troy, MI 48007-7104.
Subject to our restrictions on frequent or larger transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:
•	By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time
•	Through your Registered Representative
•	In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 7104 Troy, MI 48007-7104, or
•	By fax (515) 457-4301.
•	For transfer or reallocation of future purchase payments, by Internet at http://www.brighthousefinancial.com.
If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.
We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.
All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone or fax transactions at any time in our sole discretion.
If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular
A-16

investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Telephone and Computer Systems. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider’s, your financial representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company’s Annuity Administrative Office as described above.
A recording of daily unit values is available by calling 1-800-333-2501.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.
A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions about a form or request, you should contact us or your financial representative before submitting the form or request.
All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.
If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on NELICO and the Separate Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders
A-17

from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Eligible Funds invest
Annuity Payments
Election of Annuity
The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.
We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see “The Contracts—Purchase Payments”), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend your Maturity Date (subject to restrictions in your state and our established administrative procedures).
Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit.
If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.
You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner’s age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).
Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under “Administration Charges, Contingent Deferred Sales Charge and Other Deductions”) to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See “Amount of Variable Annuity Payments.”)
Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made,
A-18

the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.
Annuity Options
There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)
For a description of the tax consequences of full and partial annuitization, see “FEDERAL INCOME TAX CONSIDERATIONS”.
You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.
If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and  2⁄3 to Survivor Variable Life Income options, listed below).
The Contract offers the variable annuity payment options listed below.
Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.
Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)
Variable Income Payments to Age 100 (“American Income Advantage”). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and  2⁄3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.
You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed
{footsep}

* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.
A-19

investment return applicable to the Contract. (See “Amount of Annuity Payments”.) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.
Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
See the section entitled “ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS” to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.
See the section entitled “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.
We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.
Amount of Variable Annuity Payments
At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee’s age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.
A-20

The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.
We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.
When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.
For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.
Retirement Plans Offering Federal Tax Benefits
The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:
1.   Plans qualified under Section 401(a) or 403(a) (“Qualified Plans”) of the Internal Revenue Code (the “Code”);
2.   Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;
3.   Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as “IRAs”), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code (“SEPs” and “SARSEPs”), Simple Retirement Accounts under Section 408(p) of the Code (“SIMPLE IRAs”) and Roth Individual Retirement Accounts under Section 408A of the Code (“Roth IRAs”). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;
4.   Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations (“Section 457 Plans”); and
5.   Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees (“Governmental Plans”).
An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called “90-24 transfers”) and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”) The Company may make the Contract available for use with Section 401(k) plans.
For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.
A-21

A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under “Federal Income Tax Considerations—Taxation of Qualified Contracts.” It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.
In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement “plan” itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.
Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.
Federal Income Tax Considerations
Special Distribution Rules during 2020.
Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (“RMD”) for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if you had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. You should consult your tax adviser to see if you may be eligible for these and other benefits (such as loan relief, if applicable) provided by the legislation.
The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is subject to ordinary income tax and, if made prior to age 59 1⁄2, a federal tax penalty may apply.
Owner Control.    In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.
Taxation of Non-Qualified Contracts
Non-Natural Person.    If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
A-22

Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual’s life or life expectancy and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a Non-Qualified contract, the distribution on death rules under the Internal Revenue Code may generally require treating the primary Beneficiary as the Owner thereby commencing payments earlier than expected impacting the usefulness of the death benefits.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals.    When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1⁄2.
The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.
Penalty Tax on Certain Withdrawals.    In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1⁄2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s disability;
•	made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or
•	under certain immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Annuity Payments.    Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.
A-23

Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.
In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.
The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner’s death (or the primary annuitant’s death where the owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.
Additionally, if you are under age 59 1⁄2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1⁄2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
Partial Annuitization.    Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.
Taxation of Death Benefit Proceeds.    Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as “Payment on Death Prior to Annuitization” in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.
Transfers, Assignments or Exchanges of a Contract.    Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain
A-24

maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.
Withholding.    Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts.    The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax on the lesser of
1.  the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or
2.   the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC §§401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.
You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.
Further Information.    We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
Withdrawals.    In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Contract can be zero.
Individual Retirement Accounts (IRA’s), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2020, $6,000 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. The IRS has approved the form of the traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or Simple IRA Contract issued to you may differ from the form of the
A-25

traditional IRA or Simple IRA approved by the IRS because of several factors such as different riders and state insurance requirements. Additionally, such approval as to the form of the contract by the IRS does not constitute any approval or endorsement as to the investment program thereunder.
SIMPLE IRA’s permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $13,500 for 2020. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA’s are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.
Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1⁄2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.
Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to,
A-26

the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Death Benefits.    For Contracts purchased in connection with Qualified Plans under Section 401(a) or TSA Plans under Section 403(b), certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in certain pension or profit-sharing plans. Because the death benefit in certain cases may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after their death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions (“RMDs”) During the Owner’s Life.    Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.
A-27

Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a) the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Witholding.    Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.
“Eligible rollover distributions” from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.
A-28

Other Tax Issues
Tax Credits and Deductions.    We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Guaranteed Benefits.    If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).
Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
See also the discussion of commutation features under “Annuity Payments.” A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
Federal Estate Taxes.    While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Generation-skipping transfer tax.    Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity purchases by nonresident aliens and foreign corporations.    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject
A-29

to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Puerto Rico Tax Considerations.    The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Voting Rights
We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.
Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.
We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.
We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.
The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.
Distribution of the Contracts
We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC (“Distributor”), for the distribution and sale of the Contracts. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers (“selling firms”) for the sale of the Contracts. Distributor is a
A-30

member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the Contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see “Fee Table—Annual Eligible Fund Operating Expenses” and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.
Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.
Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.
The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.
A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
The Fixed Account
You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your Contract.
We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a “last-in, first-out” basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase
A-31

payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.
Legal Proceedings
In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.
Financial Statements
Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277, telephoning 1-800-356-5015 or visiting our website at www.brighthousefinancial.com.
A-32

ACCUMULATION UNIT VALUES
New England Variable Annuity Separate Account
Condensed Financial Information
Set forth below are accumulation unit values through December 31, 2018 for each Sub-Account of the New England Variable Annuity Separate Account. Certain Sub-Accounts are subject to a reduced Mortality and Expense Risk Charge. Please see "EXPENSE TABLE--Variable Account Annual Expenses" for more information.
	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.949403	9.903175	24
01/01/2011 to 12/31/2011	9.903175	9.562791	8
01/01/2012 to 12/31/2012	9.562791	10.710217	13
01/01/2013 to 12/31/2013	10.710217	12.524836	15
01/01/2014 to 12/31/2014	12.524836	13.104371	6
01/01/2015 to 12/31/2015	13.104371	12.837434	6
01/01/2016 to 12/31/2016	12.837434	13.654424	6
01/01/2017 to 12/31/2017	13.654424	15.742728	4
01/01/2018 to 12/31/2018	15.742728	14.860852	3
01/01/2019 to 12/31/2019	14.860852	17.524453	1
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.413264	9.419662	6
01/01/2011 to 12/31/2011	9.419662	8.853752	6
01/01/2012 to 12/31/2012	8.853752	10.145787	6
01/01/2013 to 12/31/2013	10.145787	12.523027	5
01/01/2014 to 12/31/2014	12.523027	13.144312	0
01/01/2015 to 12/31/2015	13.144312	12.870045	0
01/01/2016 to 12/31/2016	12.870045	13.834988	0
01/01/2017 to 12/31/2017	13.834988	16.563726	0
01/01/2018 to 12/31/2018	16.563726	15.397683	0
01/01/2019 to 12/31/2019	15.397683	18.781844	0
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	9.359536	10.148870	8
01/01/2011 to 12/31/2011	10.148870	10.032209	16
01/01/2012 to 12/31/2012	10.032209	10.969741	18
01/01/2013 to 12/31/2013	10.969741	12.285930	13
01/01/2014 to 12/31/2014	12.285930	12.859911	13
01/01/2015 to 12/31/2015	12.859911	12.595355	13
01/01/2016 to 12/31/2016	12.595355	13.297937	6
01/01/2017 to 12/31/2017	13.297937	14.821083	6
01/01/2018 to 12/31/2018	14.821083	14.121925	6
01/01/2019 to 12/31/2019	14.121925	16.183580	6
Baillie Gifford International Stock Sub-Account (Class A)
01/01/2010 to 12/31/2010	1.357765	1.436166	2,800
01/01/2011 to 12/31/2011	1.436166	1.135377	2,289
01/01/2012 to 12/31/2012	1.135377	1.338697	1,977
01/01/2013 to 12/31/2013	1.338697	1.526017	1,715
01/01/2014 to 12/31/2014	1.526017	1.458820	1,543
01/01/2015 to 12/31/2015	1.458820	1.410903	1,411
01/01/2016 to 12/31/2016	1.410903	1.466842	1,224
01/01/2017 to 12/31/2017	1.466842	1.955927	1,144
01/01/2018 to 12/31/2018	1.955927	1.601313	1,040
01/01/2019 to 12/31/2019	1.601313	2.098371	925
BlackRock Bond Income Sub-Account
01/01/2010 to 12/31/2010	5.364304	5.733619	1,441
01/01/2011 to 12/31/2011	5.733619	6.028209	1,038
01/01/2012 to 12/31/2012	6.028209	6.395700	899
01/01/2013 to 12/31/2013	6.395700	6.261581	771
01/01/2014 to 12/31/2014	6.261581	6.615280	666
01/01/2015 to 12/31/2015	6.615280	6.565311	606
01/01/2016 to 12/31/2016	6.565311	6.679516	509
01/01/2017 to 12/31/2017	6.679516	6.860644	400
01/01/2018 to 12/31/2018	6.860644	6.743971	335
01/01/2019 to 12/31/2019	6.743971	7.307347	327
A-33

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	2.804512	3.315327	4,619
01/01/2011 to 12/31/2011	3.315327	2.978336	3,848
01/01/2012 to 12/31/2012	2.978336	3.360490	3,297
01/01/2013 to 12/31/2013	3.360490	4.449957	2,879
01/01/2014 to 12/31/2014	4.449957	4.780924	2,474
01/01/2015 to 12/31/2015	4.780924	5.012983	2,188
01/01/2016 to 12/31/2016	5.012983	4.949977	1,997
01/01/2017 to 12/31/2017	4.949977	6.540862	1,873
01/01/2018 to 12/31/2018	6.540862	6.609113	1,686
01/01/2019 to 12/31/2019	6.609113	8.662611	1,517
BlackRock Ultra-Short Term Bon Sub-Account (previously BlackRock Money Market Sub-Account)
01/01/2010 to 12/31/2010	2.552625	2.518663	1,614
01/01/2011 to 12/31/2011	2.518663	2.484979	829
01/01/2012 to 12/31/2012	2.484979	2.451474	580
01/01/2013 to 12/31/2013	2.451474	2.418600	674
01/01/2014 to 12/31/2014	2.418600	2.386167	542
01/01/2015 to 12/31/2015	2.386167	2.354245	489
01/01/2016 to 12/31/2016	2.354245	2.330777	442
01/01/2017 to 12/31/2017	2.330777	2.320012	410
01/01/2018 to 12/31/2018	2.320012	2.330085	391
01/01/2019 to 12/31/2019	2.330085	2.347801	511
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2010 to 12/31/2010	9.882922	11.280368	7
01/01/2011 to 04/29/2011	11.280368	12.233901	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.197355	10.449544	5
01/01/2012 to 12/31/2012	10.449544	12.034607	5
01/01/2013 to 12/31/2013	12.034607	15.376710	5
01/01/2014 to 12/31/2014	15.376710	15.942485	0
01/01/2015 to 12/31/2015	15.942485	15.412840	0
01/01/2016 to 12/31/2016	15.412840	16.571411	6
01/01/2017 to 12/31/2017	16.571411	20.099537	6
01/01/2018 to 12/31/2018	20.099537	17.832755	6
01/01/2019 to 12/31/2019	17.832755	22.428634	6
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.365529	12.340288	26
01/01/2011 to 12/31/2011	12.340288	12.571143	26
01/01/2012 to 12/31/2012	12.571143	13.540123	19
01/01/2013 to 12/31/2013	13.540123	13.931117	25
01/01/2014 to 12/31/2014	13.931117	14.358933	18
01/01/2015 to 12/31/2015	14.358933	14.083434	17
01/01/2016 to 12/31/2016	14.083434	14.524017	16
01/01/2017 to 12/31/2017	14.524017	15.323166	17
01/01/2018 to 12/31/2018	15.323166	14.721864	16
01/01/2019 to 12/31/2019	14.721864	16.229087	16
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.084639	12.196578	23
01/01/2011 to 12/31/2011	12.196578	12.159587	21
01/01/2012 to 12/31/2012	12.159587	13.370615	20
01/01/2013 to 12/31/2013	13.370615	14.632471	35
01/01/2014 to 12/31/2014	14.632471	15.147446	33
01/01/2015 to 12/31/2015	15.147446	14.783924	32
01/01/2016 to 12/31/2016	14.783924	15.473622	15
01/01/2017 to 12/31/2017	15.473622	16.891409	10
01/01/2018 to 12/31/2018	16.891409	15.930297	10
01/01/2019 to 12/31/2019	15.930297	18.167842	9
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.734178	11.985154	75
01/01/2011 to 12/31/2011	11.985154	11.662905	66
01/01/2012 to 12/31/2012	11.662905	13.029216	56
01/01/2013 to 12/31/2013	13.029216	15.166317	58
01/01/2014 to 12/31/2014	15.166317	15.718641	52
01/01/2015 to 12/31/2015	15.718641	15.311249	49
01/01/2016 to 12/31/2016	15.311249	16.179248	49
01/01/2017 to 12/31/2017	16.179248	18.314433	40
01/01/2018 to 12/31/2018	18.314433	16.960925	35
01/01/2019 to 12/31/2019	16.960925	19.983704	33
A-34

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.923673	9.688484	2
01/01/2011 to 12/31/2011	9.688484	9.390555	0
01/01/2012 to 12/31/2012	9.390555	10.757716	1
01/01/2013 to 04/26/2013	10.757716	11.583096	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.658203	13.293643	0
01/01/2014 to 04/25/2014	13.293643	13.242017	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.332691	11.692655	76
01/01/2011 to 12/31/2011	11.692655	11.101034	68
01/01/2012 to 12/31/2012	11.101034	12.636476	57
01/01/2013 to 12/31/2013	12.636476	15.497971	55
01/01/2014 to 12/31/2014	15.497971	16.089416	49
01/01/2015 to 12/31/2015	16.089416	15.604420	49
01/01/2016 to 12/31/2016	15.604420	16.648450	49
01/01/2017 to 12/31/2017	16.648450	19.573240	45
01/01/2018 to 12/31/2018	19.573240	17.742924	44
01/01/2019 to 12/31/2019	17.742924	21.658586	43
Brighthouse/Artisan Mid Cap Value Sub-Account
01/01/2010 to 12/31/2010	2.808727	3.187943	2,098
01/01/2011 to 12/31/2011	3.187943	3.357827	1,677
01/01/2012 to 12/31/2012	3.357827	3.705570	1,414
01/01/2013 to 12/31/2013	3.705570	5.003290	1,237
01/01/2014 to 12/31/2014	5.003290	5.031330	1,058
01/01/2015 to 12/31/2015	5.031330	4.495167	908
01/01/2016 to 12/31/2016	4.495167	5.453384	767
01/01/2017 to 12/31/2017	5.453384	6.070150	663
01/01/2018 to 12/31/2018	6.070150	5.197740	606
01/01/2019 to 12/31/2019	5.197740	6.346010	529
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.988151	9.770311	0
01/01/2012 to 12/31/2012	9.770311	10.062522	1
01/01/2013 to 12/31/2013	10.062522	10.042820	3
01/01/2014 to 12/31/2014	10.042820	10.012955	4
01/01/2015 to 12/31/2015	10.012955	9.817193	3
01/01/2016 to 12/31/2016	9.817193	9.989036	3
01/01/2017 to 12/31/2017	9.989036	9.986689	4
01/01/2018 to 12/31/2018	9.986689	9.895050	3
01/01/2019 to 12/31/2019	9.895050	10.214937	3
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2010 to 12/31/2010	37.797645	40.764419	0
01/01/2011 to 12/31/2011	40.764419	41.662360	0
01/01/2012 to 12/31/2012	41.662360	46.077383	0
01/01/2013 to 12/31/2013	46.077383	54.677267	0
01/01/2014 to 12/31/2014	54.677267	59.489725	1
01/01/2015 to 12/31/2015	59.489725	60.038781	1
01/01/2016 to 12/31/2016	60.038781	63.226687	1
01/01/2017 to 12/31/2017	63.226687	71.646228	1
01/01/2018 to 12/31/2018	71.646228	67.847734	1
01/01/2019 to 12/31/2019	67.847734	82.144093	1
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class A)
01/01/2010 to 12/31/2010	3.131078	3.459797	5,661
01/01/2011 to 12/31/2011	3.459797	3.275792	4,470
01/01/2012 to 12/31/2012	3.275792	3.647302	3,841
01/01/2013 to 12/31/2013	3.647302	4.811084	3,296
01/01/2014 to 12/31/2014	4.811084	5.251368	2,807
01/01/2015 to 12/31/2015	5.251368	5.305078	2,387
01/01/2016 to 12/31/2016	5.305078	5.618369	2,031
01/01/2017 to 12/31/2017	5.618369	6.600267	1,817
01/01/2018 to 12/31/2018	6.600267	6.505565	1,560
01/01/2019 to 12/31/2019	6.505565	8.404013	1,385
A-35

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2010 to 12/31/2010	5.800016	6.434971	22
01/01/2011 to 12/31/2011	6.434971	6.365065	5
01/01/2012 to 12/31/2012	6.365065	7.121518	4
01/01/2013 to 12/31/2013	7.121518	9.434750	4
01/01/2014 to 12/31/2014	9.434750	10.565327	10
01/01/2015 to 12/31/2015	10.565327	10.892097	12
01/01/2016 to 12/31/2016	10.892097	11.635551	8
01/01/2017 to 12/31/2017	11.635551	13.998607	8
01/01/2018 to 12/31/2018	13.998607	12.936657	8
01/01/2019 to 12/31/2019	12.936657	16.822671	7
Clarion Global Real Estate Sub-Account
01/01/2010 to 12/31/2010	12.491898	14.309516	45
01/01/2011 to 12/31/2011	14.309516	13.329326	29
01/01/2012 to 12/31/2012	13.329326	16.567278	27
01/01/2013 to 12/31/2013	16.567278	16.924657	24
01/01/2014 to 12/31/2014	16.924657	18.913054	22
01/01/2015 to 12/31/2015	18.913054	18.397919	19
01/01/2016 to 12/31/2016	18.397919	18.309834	14
01/01/2017 to 12/31/2017	18.309834	20.006097	9
01/01/2018 to 12/31/2018	20.006097	18.029977	7
01/01/2019 to 12/31/2019	18.029977	22.201540	7
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	40.032187	45.417642	1
01/01/2011 to 12/31/2011	45.417642	43.355948	1
01/01/2012 to 12/31/2012	43.355948	47.344933	0
01/01/2013 to 12/31/2013	47.344933	61.860279	0
01/01/2014 to 12/31/2014	61.860279	67.668434	0
01/01/2015 to 12/31/2015	67.668434	68.499629	0
01/01/2016 to 12/31/2016	68.499629	71.066691	0
01/01/2017 to 12/31/2017	71.066691	87.600063	0
01/01/2018 to 12/31/2018	87.600063	81.319218	0
01/01/2019 to 12/31/2019	81.319218	106.574742	0
Harris Oakmark International Sub-Account (Class E)
01/01/2010 to 12/31/2010	1.759340	2.022260	717
01/01/2011 to 12/31/2011	2.022260	1.713473	505
01/01/2012 to 12/31/2012	1.713473	2.185192	476
01/01/2013 to 12/31/2013	2.185192	2.816631	412
01/01/2014 to 12/31/2014	2.816631	2.621422	354
01/01/2015 to 12/31/2015	2.621422	2.471077	337
01/01/2016 to 12/31/2016	2.471077	2.640533	285
01/01/2017 to 12/31/2017	2.640533	3.400446	268
01/01/2018 to 12/31/2018	3.400446	2.553980	249
01/01/2019 to 12/31/2019	2.553980	3.139577	220
Invesco Global Equity Sub-Account (Class B) (previously Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	16.448883	18.813115	13
01/01/2011 to 12/31/2011	18.813115	17.001195	13
01/01/2012 to 12/31/2012	17.001195	20.323634	11
01/01/2013 to 12/31/2013	20.323634	25.487685	6
01/01/2014 to 12/31/2014	25.487685	25.684603	5
01/01/2015 to 12/31/2015	25.684603	26.337470	5
01/01/2016 to 12/31/2016	26.337470	26.044328	4
01/01/2017 to 12/31/2017	26.044328	35.135443	4
01/01/2018 to 12/31/2018	35.135443	30.105538	3
01/01/2019 to 12/31/2019	30.105538	39.077812	3
Invesco Global Equity Sub-Account (Class B) (previously Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.598370	9.132809	4
01/01/2011 to 12/31/2011	9.132809	8.389136	0
01/01/2012 to 12/31/2012	8.389136	10.114581	0
01/01/2013 to 04/26/2013	10.114581	10.754565	0
A-36

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Invesco Small Cap Growth Sub-account
01/01/2010 to 12/31/2010	1.283419	1.597753	20
01/01/2011 to 12/31/2011	1.597753	1.559329	5
01/01/2012 to 12/31/2012	1.559329	1.818762	14
01/01/2013 to 12/31/2013	1.818762	2.515291	13
01/01/2014 to 12/31/2014	2.515291	2.677875	13
01/01/2015 to 12/31/2015	2.677875	2.596795	12
01/01/2016 to 12/31/2016	2.596795	2.854926	13
01/01/2017 to 12/31/2017	2.854926	3.530292	13
01/01/2018 to 12/31/2018	3.530292	3.167587	13
01/01/2019 to 12/31/2019	3.167587	3.887923	6
Jennison Growth Sub-Account (Class A)
01/01/2010 to 12/31/2010	0.479017	0.527548	373
01/01/2011 to 12/31/2011	0.527548	0.523164	331
01/01/2012 to 12/31/2012	0.523164	0.597583	408
01/01/2013 to 12/31/2013	0.597583	0.807726	239
01/01/2014 to 12/31/2014	0.807726	0.869062	223
01/01/2015 to 12/31/2015	0.869062	0.949875	308
01/01/2016 to 12/31/2016	0.949875	0.938734	197
01/01/2017 to 12/31/2017	0.938734	1.271891	150
01/01/2018 to 12/31/2018	1.271891	1.259138	145
01/01/2019 to 12/31/2019	1.259138	1.650069	132
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2010 to 12/31/2010	7.830580	8.451565	16
01/01/2011 to 12/31/2011	8.451565	8.223342	8
01/01/2012 to 04/27/2012	8.223342	9.252734	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	13.053934	14.351545	3
01/01/2014 to 12/31/2014	14.351545	14.650017	4
01/01/2015 to 12/31/2015	14.650017	14.631016	4
01/01/2016 to 12/31/2016	14.631016	15.124392	3
01/01/2017 to 12/31/2017	15.124392	18.349613	4
01/01/2018 to 12/31/2018	18.349613	17.126885	4
01/01/2019 to 12/31/2019	17.126885	21.548215	4
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.075432	11.115352	4
01/01/2011 to 12/31/2011	11.115352	11.200656	9
01/01/2012 to 12/31/2012	11.200656	12.430131	5
01/01/2013 to 04/26/2013	12.430131	12.977080	0
Loomis Sayles Growth Sub-Account (Class A) (previously ClearBridge Aggressive Growth Sub-Account (Class A))
05/02/2011 to 12/31/2011	0.860176	0.781458	516
01/01/2012 to 12/31/2012	0.781458	0.915968	419
01/01/2013 to 12/31/2013	0.915968	1.318534	360
01/01/2014 to 12/31/2014	1.318534	1.549570	449
01/01/2015 to 12/31/2015	1.549570	1.470551	397
01/01/2016 to 12/31/2016	1.470551	1.494131	368
01/01/2017 to 12/31/2017	1.494131	1.749812	335
01/01/2018 to 12/31/2018	1.749812	1.608666	328
01/01/2019 to 12/31/2019	1.608666	1.965348	278
Loomis Sayles Growth Sub-Account (Class A) (previously ClearBridge Aggressive Growth Sub-Account (Class A) and before that ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2010 to 12/31/2010	146.155544	157.746823	2
01/01/2011 to 12/31/2011	157.746823	143.892918	2
01/01/2012 to 12/31/2012	143.892918	173.915384	2
01/01/2013 to 12/31/2013	173.915384	220.975256	2
01/01/2014 to 04/25/2014	220.975256	230.139239	0
Loomis Sayles Growth Sub-Account (Class A) (previously ClearBridge Aggressive Growth Sub-Account (Class A) and before that Legg Mason Value Equity Sub-Account (Class A))
01/01/2010 to 12/31/2010	0.582779	0.620100	780
01/01/2011 to 04/29/2011	0.620100	0.659650	0
Loomis Sayles Growth Sub-Account (Class A) (previously ClearBridge Aggressive Growth Sub-Account (Class A) and before that Legg Mason Partners Aggressive Growth Sub-Account (Class B), and before that Janus Aggressive Growth Sub-Account, and before that, Janus Growth Sub-Account))
01/01/2010 to 12/31/2010	0.626916	0.765639	63
01/01/2011 to 04/29/2011	0.765639	0.860271	0
A-37

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Loomis Sayles Small Cap Core Sub-Account
01/01/2010 to 12/31/2010	2.971739	3.738969	3,136
01/01/2011 to 12/31/2011	3.738969	3.710745	2,558
01/01/2012 to 12/31/2012	3.710745	4.193525	2,159
01/01/2013 to 12/31/2013	4.193525	5.835211	1,876
01/01/2014 to 12/31/2014	5.835211	5.973349	1,630
01/01/2015 to 12/31/2015	5.973349	5.805094	1,399
01/01/2016 to 12/31/2016	5.805094	6.830978	1,202
01/01/2017 to 12/31/2017	6.830978	7.767017	1,106
01/01/2018 to 12/31/2018	7.767017	6.813909	994
01/01/2019 to 12/31/2019	6.813909	8.439440	903
Loomis Sayles Small Cap Growth Sub-Account
01/01/2010 to 12/31/2010	0.830666	1.076434	159
01/01/2011 to 12/31/2011	1.076434	1.091184	164
01/01/2012 to 12/31/2012	1.091184	1.193750	147
01/01/2013 to 12/31/2013	1.193750	1.747539	128
01/01/2014 to 12/31/2014	1.747539	1.740219	125
01/01/2015 to 12/31/2015	1.740219	1.741387	111
01/01/2016 to 12/31/2016	1.741387	1.821929	105
01/01/2017 to 12/31/2017	1.821929	2.277203	66
01/01/2018 to 12/31/2018	2.277203	2.252773	50
01/01/2019 to 12/31/2019	2.252773	2.811764	48
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2010 to 12/31/2010	1.497970	1.562025	348
01/01/2011 to 12/31/2011	1.562025	1.653373	282
01/01/2012 to 12/31/2012	1.653373	1.690212	236
01/01/2013 to 12/31/2013	1.690212	1.625331	168
01/01/2014 to 12/31/2014	1.625331	1.691381	164
01/01/2015 to 12/31/2015	1.691381	1.670194	152
01/01/2016 to 12/31/2016	1.670194	1.683063	165
01/01/2017 to 12/31/2017	1.683063	1.709777	119
01/01/2018 to 12/31/2018	1.709777	1.679112	52
01/01/2019 to 12/31/2019	1.679112	1.794708	51
MetLife Mid Cap Stock Index Sub-Account
01/01/2010 to 12/31/2010	1.407348	1.749425	213
01/01/2011 to 12/31/2011	1.749425	1.688259	159
01/01/2012 to 12/31/2012	1.688259	1.954128	142
01/01/2013 to 12/31/2013	1.954128	2.560871	141
01/01/2014 to 12/31/2014	2.560871	2.759613	138
01/01/2015 to 12/31/2015	2.759613	2.651236	115
01/01/2016 to 12/31/2016	2.651236	3.142447	77
01/01/2017 to 12/31/2017	3.142447	3.584972	73
01/01/2018 to 12/31/2018	3.584972	3.129612	73
01/01/2019 to 12/31/2019	3.129612	3.877071	57
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2010 to 12/31/2010	1.210659	1.288947	203
01/01/2011 to 12/31/2011	1.288947	1.110837	117
01/01/2012 to 12/31/2012	1.110837	1.293389	100
01/01/2013 to 12/31/2013	1.293389	1.550662	84
01/01/2014 to 12/31/2014	1.550662	1.433981	73
01/01/2015 to 12/31/2015	1.433981	1.396645	85
01/01/2016 to 12/31/2016	1.396645	1.391697	71
01/01/2017 to 12/31/2017	1.391697	1.710949	73
01/01/2018 to 12/31/2018	1.710949	1.450230	70
01/01/2019 to 12/31/2019	1.450230	1.739128	69
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2010 to 12/31/2010	1.452886	1.814392	175
01/01/2011 to 12/31/2011	1.814392	1.713368	140
01/01/2012 to 12/31/2012	1.713368	1.961596	86
01/01/2013 to 12/31/2013	1.961596	2.674238	90
01/01/2014 to 12/31/2014	2.674238	2.764531	85
01/01/2015 to 12/31/2015	2.764531	2.604950	67
01/01/2016 to 12/31/2016	2.604950	3.108757	52
01/01/2017 to 12/31/2017	3.108757	3.508576	50
01/01/2018 to 12/31/2018	3.508576	3.074233	50
01/01/2019 to 12/31/2019	3.074233	3.800486	49
A-38

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
MetLife Stock Index Sub-Account
01/01/2010 to 12/31/2010	3.449865	3.896822	166
01/01/2011 to 12/31/2011	3.896822	3.907545	142
01/01/2012 to 12/31/2012	3.907545	4.449638	116
01/01/2013 to 12/31/2013	4.449638	5.781548	100
01/01/2014 to 12/31/2014	5.781548	6.451175	82
01/01/2015 to 12/31/2015	6.451175	6.422798	72
01/01/2016 to 12/31/2016	6.422798	7.057947	60
01/01/2017 to 12/31/2017	7.057947	8.442066	30
01/01/2018 to 12/31/2018	8.442066	7.925891	29
01/01/2019 to 12/31/2019	7.925891	10.228109	27
MFS ® Research International Sub-Account
01/01/2010 to 12/31/2010	1.341854	1.474851	271
01/01/2011 to 12/31/2011	1.474851	1.299209	198
01/01/2012 to 12/31/2012	1.299209	1.495845	181
01/01/2013 to 12/31/2013	1.495845	1.759986	154
01/01/2014 to 12/31/2014	1.759986	1.615714	132
01/01/2015 to 12/31/2015	1.615714	1.565772	149
01/01/2016 to 12/31/2016	1.565772	1.531254	143
01/01/2017 to 12/31/2017	1.531254	1.936134	133
01/01/2018 to 12/31/2018	1.936134	1.642697	129
01/01/2019 to 12/31/2019	1.642697	2.079552	119
MFS ® Total Return Sub-Account (Class E)
01/01/2010 to 12/31/2010	42.914039	46.538129	147
01/01/2011 to 12/31/2011	46.538129	46.950508	126
01/01/2012 to 12/31/2012	46.950508	51.606905	107
01/01/2013 to 12/31/2013	51.606905	60.494994	90
01/01/2014 to 12/31/2014	60.494994	64.743797	79
01/01/2015 to 12/31/2015	64.743797	63.680021	71
01/01/2016 to 12/31/2016	63.680021	68.500949	63
01/01/2017 to 12/31/2017	68.500949	75.886537	60
01/01/2018 to 12/31/2018	75.886537	70.583618	53
01/01/2019 to 12/31/2019	70.583618	83.695619	47
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2010 to 12/31/2010	1.039840	1.118261	103
01/01/2011 to 12/31/2011	1.118261	1.126767	73
01/01/2012 to 12/31/2012	1.126767	1.268737	57
01/01/2013 to 12/31/2013	1.268737	1.650853	49
01/01/2014 to 12/31/2014	1.650853	1.788166	48
01/01/2015 to 12/31/2015	1.788166	1.657155	49
01/01/2016 to 12/31/2016	1.657155	1.931509	71
01/01/2017 to 12/31/2017	1.931509	2.048876	37
01/01/2018 to 04/30/2018	2.048876	1.977129	0
MFS ® Value Sub-Account (Class A)
04/29/2013 to 12/31/2013	3.191840	3.737850	1,618
01/01/2014 to 12/31/2014	3.737850	4.086321	1,371
01/01/2015 to 12/31/2015	4.086321	4.025433	1,206
01/01/2016 to 12/31/2016	4.025433	4.542983	1,140
01/01/2017 to 12/31/2017	4.542983	5.289123	1,072
01/01/2018 to 12/31/2018	5.289123	4.693229	979
01/01/2019 to 12/31/2019	4.693229	6.025484	889
MFS ® Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class A))
01/01/2010 to 12/31/2010	2.404152	2.717356	2,757
01/01/2011 to 12/31/2011	2.717356	2.516118	2,199
01/01/2012 to 12/31/2012	2.516118	2.873558	1,831
01/01/2013 to 04/26/2013	2.873558	3.166688	0
MFS ® Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.134815	8.910472	0
01/01/2011 to 12/31/2011	8.910472	8.743155	0
01/01/2012 to 12/31/2012	8.743155	9.825638	0
01/01/2013 to 04/26/2013	9.825638	10.764812	0
MFS ® Value Sub-Account (Class A) (previously MFS® Value Sub-Account (Class E))
01/01/2010 to 12/31/2010	1.103678	1.211421	156
01/01/2011 to 12/31/2011	1.211421	1.204841	135
01/01/2012 to 12/31/2012	1.204841	1.383459	131
01/01/2013 to 04/26/2013	1.383459	1.569158	0
A-39

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
05/03/2010 to 12/31/2010	1.295933	1.505614	159
01/01/2011 to 12/31/2011	1.505614	1.382641	117
01/01/2012 to 12/31/2012	1.382641	1.490612	110
01/01/2013 to 12/31/2013	1.490612	2.044522	94
01/01/2014 to 12/31/2014	2.044522	2.037563	71
01/01/2015 to 12/31/2015	2.037563	1.909271	73
01/01/2016 to 12/31/2016	1.909271	1.724304	56
01/01/2017 to 12/31/2017	1.724304	2.380255	32
01/01/2018 to 12/31/2018	2.380255	2.586527	31
01/01/2019 to 12/31/2019	2.586527	3.575881	27
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account and before that FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account)
01/01/2010 to 04/30/2010	1.185187	1.282944	0
Neuberger Berman Genesis Sub-account (Class A)
01/01/2010 to 12/31/2010	1.401636	1.681238	682
01/01/2011 to 12/31/2011	1.681238	1.754969	524
01/01/2012 to 12/31/2012	1.754969	1.904907	398
01/01/2013 to 12/31/2013	1.904907	2.603370	368
01/01/2014 to 12/31/2014	2.603370	2.568732	317
01/01/2015 to 12/31/2015	2.568732	2.549010	277
01/01/2016 to 12/31/2016	2.549010	2.984724	209
01/01/2017 to 12/31/2017	2.984724	3.408668	176
01/01/2018 to 12/31/2018	3.408668	3.137259	164
01/01/2019 to 12/31/2019	3.137259	4.013761	149
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2010 to 12/31/2010	1.292055	1.566132	66
01/01/2011 to 12/31/2011	1.566132	1.463649	59
01/01/2012 to 12/31/2012	1.463649	1.520243	53
01/01/2013 to 04/26/2013	1.520243	1.648624	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2010 to 12/31/2010	13.007420	13.829007	43
01/01/2011 to 12/31/2011	13.829007	15.164120	54
01/01/2012 to 12/31/2012	15.164120	16.325806	51
01/01/2013 to 12/31/2013	16.325806	14.612945	32
01/01/2014 to 12/31/2014	14.612945	14.834096	28
01/01/2015 to 12/31/2015	14.834096	14.180026	13
01/01/2016 to 12/31/2016	14.180026	14.687122	12
01/01/2017 to 12/31/2017	14.687122	14.993200	12
01/01/2018 to 12/31/2018	14.993200	14.434720	8
01/01/2019 to 12/31/2019	14.434720	15.418967	8
PIMCO Total Return Sub-Account
01/01/2010 to 12/31/2010	1.542806	1.646486	1,866
01/01/2011 to 12/31/2011	1.646486	1.675954	1,601
01/01/2012 to 12/31/2012	1.675954	1.806648	1,516
01/01/2013 to 12/31/2013	1.806648	1.748282	1,197
01/01/2014 to 12/31/2014	1.748282	1.797141	887
01/01/2015 to 12/31/2015	1.797141	1.773131	820
01/01/2016 to 12/31/2016	1.773131	1.795007	822
01/01/2017 to 12/31/2017	1.795007	1.850708	765
01/01/2018 to 12/31/2018	1.850708	1.821559	581
01/01/2019 to 12/31/2019	1.821559	1.949203	566
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.578000	11.713478	37
01/01/2011 to 12/31/2011	11.713478	11.679350	37
01/01/2012 to 12/31/2012	11.679350	13.001985	51
01/01/2013 to 12/31/2013	13.001985	14.486441	17
01/01/2014 to 12/31/2014	14.486441	15.122826	2
01/01/2015 to 12/31/2015	15.122826	14.627128	2
01/01/2016 to 12/31/2016	14.627128	15.265682	3
01/01/2017 to 12/31/2017	15.265682	17.450240	3
01/01/2018 to 12/31/2018	17.450240	16.092588	3
01/01/2019 to 12/31/2019	16.092588	18.990113	3
A-40

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
SSGA Growth ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.024997	11.290529	12
01/01/2011 to 12/31/2011	11.290529	10.902269	9
01/01/2012 to 12/31/2012	10.902269	12.372127	10
01/01/2013 to 12/31/2013	12.372127	14.412193	10
01/01/2014 to 12/31/2014	14.412193	14.983765	1
01/01/2015 to 12/31/2015	14.983765	14.441202	1
01/01/2016 to 12/31/2016	14.441202	15.227706	1
01/01/2017 to 12/31/2017	15.227706	17.974239	1
01/01/2018 to 12/31/2018	17.974239	16.180881	1
01/01/2019 to 12/31/2019	16.180881	19.546746	1
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	1.233030	1.420190	350
01/01/2011 to 12/31/2011	1.420190	1.382477	293
01/01/2012 to 12/31/2012	1.382477	1.618537	276
01/01/2013 to 12/31/2013	1.618537	2.215908	308
01/01/2014 to 12/31/2014	2.215908	2.379145	339
01/01/2015 to 12/31/2015	2.379145	2.593998	344
01/01/2016 to 12/31/2016	2.593998	2.598415	326
01/01/2017 to 12/31/2017	2.598415	3.421894	313
01/01/2018 to 12/31/2018	3.421894	3.336794	316
01/01/2019 to 12/31/2019	3.336794	4.299088	132
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2010 to 12/31/2010	0.552146	0.695587	241
01/01/2011 to 12/31/2011	0.695587	0.618370	173
01/01/2012 to 12/31/2012	0.618370	0.683961	155
01/01/2013 to 04/26/2013	0.683961	0.715346	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2010 to 12/31/2010	0.836223	1.053407	688
01/01/2011 to 12/31/2011	1.053407	1.022186	590
01/01/2012 to 12/31/2012	1.022186	1.146390	554
01/01/2013 to 12/31/2013	1.146390	1.544735	459
01/01/2014 to 12/31/2014	1.544735	1.718709	524
01/01/2015 to 12/31/2015	1.718709	1.808823	505
01/01/2016 to 12/31/2016	1.808823	1.895491	409
01/01/2017 to 12/31/2017	1.895491	2.332881	383
01/01/2018 to 12/31/2018	2.332881	2.250993	368
01/01/2019 to 12/31/2019	2.250993	2.910772	205
T. Rowe Price Small Cap Growth Sub-Account
01/01/2010 to 12/31/2010	1.374260	1.825815	97
01/01/2011 to 12/31/2011	1.825815	1.827451	89
01/01/2012 to 12/31/2012	1.827451	2.089630	97
01/01/2013 to 12/31/2013	2.089630	2.972263	82
01/01/2014 to 12/31/2014	2.972263	3.127307	85
01/01/2015 to 12/31/2015	3.127307	3.161388	84
01/01/2016 to 12/31/2016	3.161388	3.477137	67
01/01/2017 to 12/31/2017	3.477137	4.203721	67
01/01/2018 to 12/31/2018	4.203721	3.865812	68
01/01/2019 to 12/31/2019	3.865812	5.066369	43
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2010 to 12/31/2010	2.023069	2.515893	351
01/01/2011 to 12/31/2011	2.515893	2.316558	253
01/01/2012 to 04/27/2012	2.316558	2.562188	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.549695	2.621960	195
01/01/2013 to 12/31/2013	2.621960	3.370744	181
01/01/2014 to 12/31/2014	3.370744	3.646234	145
01/01/2015 to 12/31/2015	3.646234	3.274251	128
01/01/2016 to 12/31/2016	3.274251	3.731185	105
01/01/2017 to 12/31/2017	3.731185	4.030088	79
01/01/2018 to 12/31/2018	4.030088	3.572326	75
01/01/2019 to 12/31/2019	3.572326	4.545978	67
A-41

	1.35% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2010 to 12/31/2010	2.400522	2.669730	2,815
01/01/2011 to 12/31/2011	2.669730	2.795757	2,266
01/01/2012 to 12/31/2012	2.795757	3.075143	1,965
01/01/2013 to 12/31/2013	3.075143	3.067073	1,680
01/01/2014 to 12/31/2014	3.067073	3.191466	1,406
01/01/2015 to 12/31/2015	3.191466	3.094606	1,230
01/01/2016 to 12/31/2016	3.094606	3.314310	1,059
01/01/2017 to 12/31/2017	3.314310	3.539008	923
01/01/2018 to 12/31/2018	3.539008	3.358713	728
01/01/2019 to 12/31/2019	3.358713	3.793735	676
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2010 to 12/31/2010	2.077856	2.315798	327
01/01/2011 to 12/31/2011	2.315798	2.386691	274
01/01/2012 to 12/31/2012	2.386691	2.659369	249
01/01/2013 to 12/31/2013	2.659369	2.833054	222
01/01/2014 to 12/31/2014	2.833054	2.930038	226
01/01/2015 to 12/31/2015	2.930038	2.827890	218
01/01/2016 to 04/29/2016	2.827890	2.914318	0
Western Asset Management U.S. Government Sub-Account
01/01/2010 to 12/31/2010	1.744654	1.821281	1,571
01/01/2011 to 12/31/2011	1.821281	1.895913	1,370
01/01/2012 to 12/31/2012	1.895913	1.933390	1,240
01/01/2013 to 12/31/2013	1.933390	1.893384	1,055
01/01/2014 to 12/31/2014	1.893384	1.920495	987
01/01/2015 to 12/31/2015	1.920495	1.905574	917
01/01/2016 to 12/31/2016	1.905574	1.904152	847
01/01/2017 to 12/31/2017	1.904152	1.915030	424
01/01/2018 to 12/31/2018	1.915030	1.907527	338
01/01/2019 to 12/31/2019	1.907527	1.995437	283

	1.60% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
American Funds Bond Sub-Account
01/01/2010 to 12/31/2010	15.343360	16.072959	25
01/01/2011 to 12/31/2011	16.072959	16.783999	19
01/01/2012 to 12/31/2012	16.783999	17.403721	18
01/01/2013 to 12/31/2013	17.403721	16.757799	9
01/01/2014 to 12/31/2014	16.757799	17.362262	6
01/01/2015 to 12/31/2015	17.362262	17.133526	7
01/01/2016 to 12/31/2016	17.133526	17.358019	6
01/01/2017 to 12/31/2017	17.358019	17.709312	6
01/01/2018 to 12/31/2018	17.709312	17.302455	5
01/01/2019 to 12/31/2019	17.302455	18.621283	22
American Funds Global Small Capitalization Sub-Account
01/01/2010 to 12/31/2010	2.516436	3.031619	430
01/01/2011 to 12/31/2011	3.031619	2.412378	321
01/01/2012 to 12/31/2012	2.412378	2.805424	246
01/01/2013 to 12/31/2013	2.805424	3.541667	224
01/01/2014 to 12/31/2014	3.541667	3.559431	189
01/01/2015 to 12/31/2015	3.559431	3.512234	159
01/01/2016 to 12/31/2016	3.512234	3.529014	99
01/01/2017 to 12/31/2017	3.529014	4.372522	89
01/01/2018 to 12/31/2018	4.372522	3.848873	81
01/01/2019 to 12/31/2019	3.848873	4.981631	68
A-42

	1.60% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
American Funds Growth Sub-Account
01/01/2010 to 12/31/2010	12.735065	14.874351	201
01/01/2011 to 12/31/2011	14.874351	14.012637	143
01/01/2012 to 12/31/2012	14.012637	16.256137	125
01/01/2013 to 12/31/2013	16.256137	20.814004	105
01/01/2014 to 12/31/2014	20.814004	22.226580	87
01/01/2015 to 12/31/2015	22.226580	23.373902	78
01/01/2016 to 12/31/2016	23.373902	25.185386	61
01/01/2017 to 12/31/2017	25.185386	31.799544	51
01/01/2018 to 12/31/2018	31.799544	31.214579	46
01/01/2019 to 12/31/2019	31.214579	40.172622	42
American Funds Growth-Income Sub-Account
01/01/2010 to 12/31/2010	9.038552	9.911591	199
01/01/2011 to 12/31/2011	9.911591	9.576075	158
01/01/2012 to 12/31/2012	9.576075	11.070735	139
01/01/2013 to 12/31/2013	11.070735	14.544951	137
01/01/2014 to 12/31/2014	14.544951	15.836328	121
01/01/2015 to 12/31/2015	15.836328	15.811666	104
01/01/2016 to 12/31/2016	15.811666	17.353479	70
01/01/2017 to 12/31/2017	17.353479	20.901544	66
01/01/2018 to 12/31/2018	20.901544	20.200397	63
01/01/2019 to 12/31/2019	20.200397	25.075730	57
Name Changes to Eligible Funds
Effective December 16, 2019:
Brighthouse Fund Trust I: ClearBridge Aggressive Growth Portfolio (Class A) changed its name to Loomis Sayles Growth Portfolio (Class A).
Effective June 6, 2019:
Brighthouse Fund Trust I: Oppenheimer Global Equity Portfolio (Class B) changed its name to Invesco Global Equity Portfolio (Class B).
Discontinued Eligible Funds
Effective as of April 30, 3018:
Brighthouse Funds Trust II: MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) merged into Brighthouse Funds Trust II: MFS Value Portfolio.
Effective as of May 1, 2016:
Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).
Effective as of April 28, 2014:
Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class A); and
Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).
For additional information about Eligible Fund mergers and substitutions, please see “Investment Advice” in the Statement of Additional Information.
A-43

American Growth Series
Individual Variable Annuity Contracts
Issued By
New England Variable Annuity Separate Account of	Annuity Administrative Office
New England Life Insurance Company	P.O. Box 7104
One Financial Center	Troy, MI 48007-7104
Boston, Massachusetts 02111
(800) 435-4117
May 1, 2020
This prospectus offers individual variable annuity contracts (the “Contracts”) for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in the Eligible Funds. The Contract currently is not available for new sales.
American Funds Insurance Series®
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio (formerly Oppenheimer Global Equity Portfolio)
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio (formerly ClearBridge Aggressive Growth Portfolio)
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Eligible Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from New England Life Insurance Company (“NELICO”). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from NELICO electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform NELICO that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.
A-1

You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.
Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.
You can obtain a Statement of Additional Information (“SAI”) about the Contracts, dated May 1, 2020. The SAI is filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-73 of the prospectus. For a free copy of the SAI, write or call Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277, 1-800-777-5897 or visit our website at www.brighthousefinancial.com.
Neither the SEC nor any state securities commission has approved these Contracts or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.
You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. Please read them and keep them for reference.
We do not guarantee how any of the Subaccounts or Eligible Funds will perform. The Contracts and the Eligible Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
May 1, 2020

Glossary of Special Terms Used in this Prospectus
We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:
Account.    A subaccount of the Variable Account or the Fixed Account.
Accumulation Unit.    An accounting device used to calculate the Contract Value before annuitization.
Annuitant.    The person on whose life the Contract is issued.
Annuitization.    Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.
Annuity Administrative Office. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 7104, Troy, MI 48007-7104.
Annuity Unit.    An accounting device used to calculate the dollar amount of Annuity payments.
Beneficiary.    The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.
Contract Year.    A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.
Death Proceeds (prior to annuitization).    The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.
Fixed Account.    A part of the Company’s general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.
Good Order.    A request or transaction generally is considered in “good order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.
Maturity Date.    The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).
Owner (Contract Owner).    The person or entity which has all rights under the Contract.
Payee.    Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrenderof the Contract, the Contract Owner.
Variable Account.    A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.
Variable Annuity.    An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

Highlights
Tax Deferred Variable Annuities:
Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.
If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.
The Contracts:
The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See “Annuity Payments.”) Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your financial representative.
Purchase Payments:
Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract’s Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See “Purchase Payments.”) If you send your purchase payments to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
Ownership:
The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the death benefit. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code (“the Code”) may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code (“SEPs” and “SARSEPs”), Simple Retirement Accounts under 408(p) of the Code (“SIMPLE IRAs”), certain plans pursuant to 403(b) of the Code (“TSAs”), and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.
Any Code reference to “spouse” includes those persons married under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.
For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.
For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.
Investment Options:
You may allocate purchase payments net of certain charges to the Subaccounts (Eligible Funds) or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to frequent or large transfers (See “Transfer Privilege—Restrictions on Frequent Transfers” and “Transfer Privilege—Restrictions on Large Transfers.”) The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to “market timing” Special limits may apply to transfers to and from the Fixed Account. (See “The Fixed Account.”) The maximum transfer amount is $500,000 for each transaction.
Charges:
We apply the following charges to your Contract:
•	premium tax charge, in some states
•	mortality and expense risk charge equal to an annual rate of 1.30% (1.55% for certain sub-accounts) of each sub-account’s daily net assets
•	administration asset charge equal to an annual rate of 0.10% of the Variable Account’s daily net assets
•	annual contract administration charge equal to the lesser of $30 and 2% of contract value
•	a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions. (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law).
Certain waivers or reductions may apply. (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions.”)
We do not deduct a sales charge from purchase payments.
For information concerning compensation paid for the sale of Contracts, see “Distribution of the Contracts.”
Ten Day Right to Review:
After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.) If we return the Contract Value, the amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable).
Payment on Death:
If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see “Annuity Payments” for more information). The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner’s 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.
Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See “Payment on Death Prior to Annuitization.”)
Death Proceeds are taxable and generally are included in the income of the recipient as follows:
•	If received under an annuity payment option, they are taxed in the same manner as annuity payments.

•	If distributed in a lump sum, they are taxed in the same manner as a full surrender.
Surrenders:
Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See “Federal Income Tax Considerations.”)
A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.
In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the “free withdrawal amount”). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See “Surrenders” and “Contingent Deferred Sales Charge.”)
Other
We are obligated to pay all money we owe under the Contracts, including death benefits, and annuity payments. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party.
Replacement of Contracts
Exchange Programs.    From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges.    Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.

Expense Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted (see “Premium Tax Charge” for more information).
Contract Owner Transaction Expenses
Sales Charge Imposed on Purchase Payments	None
Contingent Deferred Sales Charge (as a percentage of each purchase payment)	7% declining annually see Note(1)
Transfer Fee(2)	$0
NOTES:
(1)	The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

Number of Complete Years from Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and thereafter	0%
(2)	We reserve the right to limit the number and amount of transfers and impose a transfer fee.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.
Annual Contract Fee
Administration Contract Charge(1)	$30
Variable Account Annual Expenses
(as a percentage of average daily net assets in the sub-accounts)
	American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account	All Other Sub-Accounts
Mortality and Expense Risk Charge(2)	1.55%	1.30%
Administration Asset Charge	0.10%	0.10%
Total Variable Account Annual Expenses	1.65%	1.40%
NOTES:
(1)	The Administration Contract Charge is not imposed after annuitization.
(2)	We are waiving the following amounts of the Mortality and Expense Risk Charge: 0.08% for the Subaccount investing in Brighthouse/Wellington Large Cap Research Portfolio; and the amount, if any, of the underlying fund expenses in excess of 0.87% for the Subaccount investing in Invesco Global Equity Portfolio (Class B).

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund’s fees and expenses is contained below and in the prospectus for each Eligible Fund.
Minimum and Maximum Total Annual Eligible Fund Operating Expenses
	Minimum	Maximum
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.67%
Eligible Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.
Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Bond Fund	0.36%	0.25%	0.04%	—	0.65%	—	0.65%
American Funds Global Small Capitalization Fund	0.70%	0.25%	0.06%	—	1.01%	—	1.01%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.43%	1.05%	—	1.05%
American Funds® Moderate Allocation Portfolio — Class C	0.06%	0.55%	0.02%	0.41%	1.04%	—	1.04%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse/Franklin Low Duration Total Return Portfolio — Class B	0.50%	0.25%	0.05%	0.01%	0.81%	0.07%	0.74%
Brighthouse/Wellington Large Cap Research Portfolio — Class B	0.56%	0.25%	0.03%	—	0.84%	0.04%	0.80%
Clarion Global Real Estate Portfolio — Class B	0.62%	0.25%	0.05%	—	0.92%	0.04%	0.88%
Harris Oakmark International Portfolio — Class E	0.77%	0.15%	0.05%	—	0.97%	0.03%	0.94%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
Invesco Small Cap Growth Portfolio — Class B	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
Loomis Sayles Global Allocation Portfolio — Class B	0.70%	0.25%	0.08%	—	1.03%	0.01%	1.02%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio — Class B	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
PIMCO Inflation Protected Bond Portfolio — Class B	0.48%	0.25%	0.94%	—	1.67%	—	1.67%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
SSGA Growth and Income ETF Portfolio — Class B	0.31%	0.25%	0.01%	0.20%	0.77%	—	0.77%
SSGA Growth ETF Portfolio — Class B	0.32%	0.25%	0.03%	0.21%	0.81%	—	0.81%
T. Rowe Price Mid Cap Growth Portfolio — Class B	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio — Class A	0.79%	—	0.05%	—	0.84%	0.12%	0.72%
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Artisan Mid Cap Value Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.08%	0.78%
Brighthouse/Wellington Balanced Portfolio — Class B	0.46%	0.25%	0.07%	—	0.78%	—	0.78%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio — Class B	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
Loomis Sayles Small Cap Core Portfolio — Class A	0.90%	—	0.07%	0.01%	0.98%	0.09%	0.89%
Loomis Sayles Small Cap Growth Portfolio — Class B	0.90%	0.25%	0.08%	—	1.23%	0.09%	1.14%
MetLife Aggregate Bond Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%

Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Mid Cap Stock Index Portfolio — Class B	0.25%	0.25%	0.05%	0.01%	0.56%	—	0.56%
MetLife MSCI EAFE® Index Portfolio — Class B	0.30%	0.25%	0.07%	0.01%	0.63%	—	0.63%
MetLife Russell 2000® Index Portfolio — Class B	0.25%	0.25%	0.06%	—	0.56%	—	0.56%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS® Total Return Portfolio — Class E	0.57%	0.15%	0.06%	—	0.78%	—	0.78%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds’ prospectuses for additional information regarding these arrangements.
Certain Eligible Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Example
The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)
The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)  If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
(a)	$1,037	$1,467	$1,922	$3,372
(b)	$ 909	$1,083	$1,282	$2,097

(2)  If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):
	1 Year	3 Years	5 Years	10 Years
(a)	$337	$967	$1,622	$3,372
(b)	$209	$583	$ 982	$2,097
Please remember that the examples are simply illustrations and do not reflect past or future expenses. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

NOTES:
(1)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.087% has been used. See Note (1) to the Variable Account Annual Expenses table.
(2)	If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See “Contingent Deferred Sales Charge” and “Annuity Options” for more information.)

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (See “ACCUMULATION UNIT VALUES (Condensed Financial Information)”).

The Company
We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all 50 states, and the District of Columbia. We are an indirect, wholly owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at One Financial Center, Boston, Massachusetts 02111.
The Variable Account
We established a separate investment account, New England Variable Annuity Separate Account (the “Variable Account”), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.
The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company’s general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.
We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.
We are obligated to pay all money we owe under the Contracts—such as death benefits and income payments—even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.
Certain Payments We Receive with Regard to the Eligible Funds
An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, “Brighthouse Advisers”) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a “limited liability company”. Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See “FEE TABLE—Annual Eligible Fund Operating Expenses” for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Eligible Fund’s prospectus. (See “FEE TABLE—Annual Eligible Fund Operating Expenses” for the amounts of the 12b-1 fees.) An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Investment Portfolio’s prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “DISTRIBUTION OF THE CONTRACTS.”) Payments under an Eligible Fund’s 12b-1 Plan decrease the Eligible Fund’s investment return.
We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund’s adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.
We do not provide any investment advice and do not recommend or endorse any particular Eligible Fund. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Eligible Funds you have chosen.
Investments of the Variable Account
We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See “Requests and Elections.”) You can transfer to or from any Eligible Fund, subject to certain conditions. (See “Transfer Privilege.”) You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See “Substitution of Investments.”)
Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser. Also, in selecting your Eligible Funds, you should be aware that certain Eligible Funds may have similar investment objectives but differ with respect to fees and charges.

You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus before investing. You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Brighthouse Funds Trust I, Brighthouse Funds Trust II, and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
Eligible Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series®
American Funds Bond Fund	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Franklin Low Duration Total Return Portfolio	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Allocation Portfolio	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
SSGA Growth and Income ETF Portfolio	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse/Wellington Balanced Portfolio	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company

Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Share Classes of the Eligible Funds
The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.
Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
Substitution of Investments
If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.
Guaranteed Option
You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See “The Fixed Account” for more information.) All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.
The Contracts
We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

Purchase Payments
Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.
•	When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the “Code”) or individual retirement annuity under Section 408(b) of the Code (both referred to as “IRAs”), or a Roth IRA under Section 408A of the Code (“Roth IRA”), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.
•	For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a “list bill” arrangement).
•	For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I (“Fund I”), New England Retirement Investment Account (“Preference”) or New England Variable Account (“Zenith Accumulator”) contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)
•	We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See “Access To Your Money.”)
•	If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
•	We will not accept purchase payments made with cash, money orders or travelers checks.
We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.
In addition, no subsequent purchase payments may be made: (1) within seven years prior to the Contract’s Maturity Date; or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned in an individual capacity) reaches age 88 (age 83 in New York). For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86 (age 83 in New York).
If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a “tax sheltered annuity” or “TSA”) in a “90-24 transfer” completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”)
When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.
Ten-Day Right to Review
Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your

Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.
Employee Version
We may also make available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.
Allocation of Purchase Payments
You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See “Requests and Elections” for more information on receipt of purchase payments.)
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, or the right to assess transfer fees. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.
Contract Value and Accumulation Unit Value
We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.
The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Bond Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other subaccounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption “Net Investment Factor” in the Statement of Additional Information.

If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See “The Fixed Account.”) If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See “Loan Provision for Certain Tax Benefited Retirement Plans.”)
Payment on Death Prior to Annuitization
Prior to annuitization, your Contract’s Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see “Annuity Payments” for more information).
The Contract’s Death Proceeds at any time will be the greater of:
(1)   the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;
(2)  the minimum guaranteed death benefit.
During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders (including any applicable surrender charge). Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:
(1)  the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;
(2)  the Contract Value on the date of recalculation.
The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.
For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.

Example:	Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.
Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 – .05($10,700)].
Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.

Options for Death Proceeds.    For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary and the beneficiary must be a natural person. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see “Annuity Options”). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant’s lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.
If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.
The Beneficiary may: (1) receive payment in one sum, either by check or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. If the Beneficiary does not make an election within 90 days after we receive due proof of death, at our Annuity Administrative Office, and the Beneficiary is eligible for either the Beneficiary Continuation or the Spousal Continuation provision, we will continue the Contract under the applicable provision.
There are similar rules for distributions on the death of the Annuitant under tax qualified plans (including IRAs), but those rules differ in certain material respects. For example, a 10-year payout requirement may apply instead of a five-year payout requirement, and only certain categories of Beneficiaries may be eligible to receive distributions over their life, life expectancy, or any period exceeding 10 years. Likewise, the annuity options that will comply with the tax law may be different for the Qualified Contracts. However, for such Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death (rather than within one year of death). You should consult your tax adviser about the tax rules applicable to your situation. However, if the Beneficiary under a tax qualified Contract is the Annuitant’s spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949), (which may be more or less than five years after the Annuitant’s death).
If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.
If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.
—Beneficiary Continuation
Since tax law generally requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. In the case of a Qualified Contract, the tax law may require the Death Proceeds to be distributed within 10 years after the applicable death (rather than five years), in which case the Beneficiary Continuation provision will reflect the 10-year requirement under the tax law. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax Qualified Contracts) in order for the Contract to be continued by any Beneficiary.
If the Beneficiary does not make an election within 90 days after we receive due proof of death, we will continue the Contract under the Beneficiary Continuation provision for a period ending five years after the date of death (or 10 years after the death, if permitted by tax law). If Beneficiary Continuation is not available because the Beneficiary’s share of the Death Proceeds does not meet our published minimum, however, we will pay the Death Proceeds in a single sum unless the Beneficiary elects an annuity payment option within 90 days after we receive due proof of death.
The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years (or, if applicable, 10 years) from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary’s Contract Value to the Beneficiary. If the Beneficiary dies during that five (or, if applicable, 10) year period, the Beneficiary’s death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.
—Special Options for Spouses
Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:
(1)  to receive the Death Proceeds either in one sum or under a permitted payment option;
(2)  to continue the Contract under the Beneficiary Continuation provision; or
(3)  to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).
If the surviving spouse does not make an election within 90 days after we receive due proof of death, at our Annuity Administrative Office, we will automatically continue the Contract under the Spousal Continuation provision if our rules permit, and the surviving spouse will not be able to receive the Death Proceeds at that time. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.
For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.
If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.
Any Internal Revenue Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of gender.
Transfer Privilege
—General
Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, “Tax Status of the Contract.”

Transfers During the Accumulation Phase.    We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)
Transfers During the Annuity Phase.    We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.

We may be required to suspend the right to transfers in certain circumstances (see “THE CONTRACTS—Suspension of Payments”).
We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.
See “Requests and Elections” for information regarding transfers made by written request, by telephone or by Internet.
We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.
We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.
Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See “The Fixed Account” and the Statement of Additional Information.
Restrictions on Frequent Transfers.    Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or “portfolio”) if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds. We monitor transfer activity in the following “Monitored Eligible Funds” for purposes of imposing our restrictions on frequent transfers.
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio

Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Eligible Funds within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Eligible Funds at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Eligible Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Eligible Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Eligible Funds that exceeds our current transfer limits, we require future transfer requests to or from any Eligible Fund (not just the Monitored Eligible Funds) under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.
Restrictions on Large Transfers.    Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging
We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional purchase payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the subsequent purchase payment, we will allocate the payment to the instructions we have on record. Any purchase payments received after a program has ended will be allocated as described in “THE CONTRACTS—Allocation of Purchase Payments.” Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no charge to you for participating in the program and transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)
Guaranteed Account.    Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The minimum rate credited depends on the date your Contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.
•	Certain rules and limitations may apply to the purchase payments you can allocate.
•	Amounts in a Guaranteed Account cannot be used as collateral for a loan.
Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.
The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.
If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).
We will also terminate the program when we receive notice of your death.
Contact your agent for more information.
Asset Rebalancing
We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.
You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don’t count transfers made under an asset rebalancing program for purposes of the transfer rules described above.
Surrenders
Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:
•	any applicable Contingent Deferred Sales Charge;
•	a pro rata portion of the Administration Contract Charge (on a full surrender only);
•	a premium tax charge (in certain states only); and
•	any outstanding loan plus accrued interest (on a full surrender only).
See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” and “Loan Provision for Certain Tax Benefited Retirement Plans” for a description of these charges and when they apply.
Restrictions.    Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.
The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant’s death, retirement, or termination of employment in all Texas public institutions of higher education.
Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1⁄2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See “Federal Income Tax Considerations.”)
Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See “Federal Income Tax Considerations.”)
How to surrender.
You must submit a request to our Annuity Administrative Office. (See “Requests and Elections” for more information on receipt of requests at our annuity administrative office.)
You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Contingent Deferred Sales Charge waived. (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions.”)
You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).
We have to receive your surrender request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner’s death; provided, however, that you may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.
We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See “Suspension of Payments.”) We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
Amount of Surrender.    We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.
Divorce.    A withdrawal made pursuant to a divorce or separation instrument is subject to all the same withdrawal charge provision as described in “Contingent Deferred Sales Charge” (if permissible under tax law), will reduce the Contract Value and could have a significant negative impact on the death benefit.
Systematic Withdrawals
Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See “Contingent Deferred Sales Charge.”)
If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.
If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.
You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.
The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions.
Loan Provision for Certain Tax Benefited Retirement Plans
Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.
When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1⁄2% per year. We will credit this earned interest to your Contract’s sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.
Under current rules, interest charged on the loan will be 6 1⁄2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account’s investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.
You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.
Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to “FEDERAL INCOME TAX CONSIDERATIONS”—Taxation of Qualified Contracts” in this prospectus.
If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.
Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.
We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.
We will provide further information regarding loans upon request.
Suspension of Payments
We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.
Ownership Rights
During the Annuitant’s lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.
These rights include the right to:
•	change the Beneficiary (see also, “Abandoned Property Requirements” below)
•	assign the Contract (subject to limitations)
•	change the payment option
•	exercise all other rights, benefits, options and privileges allowed by the Contract or us.
For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.
Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be “Pension Plans” under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.
Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under “Federal Income Tax Considerations” contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.
If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.
Abandoned Property Requirements.    Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract’s proceeds from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see “Requests and Elections” below).

Requests and Elections
We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office are:
For loan repayments. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 70248, Philadelphia, PA 19176-0248.
For purchase payments. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 70247, Philadelphia, PA 19176-0247.
Subject to our restrictions on frequent or large transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:
•	By Telephone (1-833-208-3018), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time
•	Through your financial representative
•	In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 7104, Troy, MI 48007-7104 or
•	By fax 877-319-2495
•	For transfers or reallocation of future purchase payments, by Internet at www.brighthousefinancial.com.
If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.
We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.
All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.
If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Telephone and Computer Systems. Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider’s, your financial representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.
A recording of daily unit values is available by calling 1-800-333-2501.
We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.
All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on NELICO and the Separate Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Eligible Funds invest
Confirming Transactions
We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Administration Charges, Contingent
Deferred Sales Charge and Other Deductions
We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:
•	Administration Contract Charge

•	Administration Asset Charge
•	Mortality and Expense Risk Charge
•	Contingent Deferred Sales Charge
•	Premium Tax Charge and Other Expenses
We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see “Annual Eligible Fund Operating Expenses.”
Administration Contract Charge
The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.
We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.
We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)
Administration Asset Charge
The Administration Asset Charge is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.
Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See “Annuity Payments.”)
If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.
Contingent Deferred Sales Charge
We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events (“CDSC events”). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.
When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.
The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:
Number of Complete Years from Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and thereafter	0%
In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.
In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

Example:	Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.
Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 1	$12,500	$14,000	$4,000	$1,250	$4,000
Situation 2	$11,000	$10,000	$ 0	$1,100	$1,100

We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a “first-in, first-out” basis. That is, we will withdraw your purchase payments in the order you made them.

Example:	Assume that you make a $10,000 purchase payment into the Contract on 6/1/11 and you make another $10,000 purchase payment on 2/1/12. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.
Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 1: $7,000 partial surrender on 12/1/12	$22,000	$25,000	$5,000	$2,200	$5,000
The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/11 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.
Hypothetical Contract Value
	At Beginning of Contract Year	On Withdrawal Date	Contract Gain	10% of Beginning of Year Contract Value	Maximum Free Withdrawal Amount
Situation 2: $25,000 surrender on 1/1/14	$30,000	$33,000	$13,000	$3,000	$13,000
The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/11 and $2,000 of the $10,000 purchase payment that you made on 2/1/12. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 + 4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.

Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.
If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.
Waiver of Contingent Deferred Sales Charge.    No Contingent Deferred Sales Charge will apply:
•	After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under “Annuity Options”), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

•	If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.
•	On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.
•	If under the Spousal Continuation provision the Contract’s Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.
•	On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See “Federal Income Tax Considerations—Taxation of Qualified Contracts.”)
We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a), 401(k) or 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.
Premium and Other Tax Charge
Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Deductions for state premium tax charges currently range from  1⁄2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.
We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
Other Expenses
An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See “Expense Table.”) The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.

Annuity Payments
Election of Annuity
The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.
We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see “The Contracts—Purchase Payments”), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our currently established administrative procedures).
Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit.
If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.
You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner’s age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).
Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under “Administration Charges, Contingent Deferred Sales Charge and Other Deductions”) to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See “Amount of Variable Annuity Payments.”)
Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.
Annuity Options
There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable, subject to the requirements of the Internal Revenue Code. (Some options are not available for death proceeds.)
For a description of the tax consequences of full and partial annuitization, see “FEDERAL INCOME TAX CONSIDERATIONS”.

In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See “FEDERAL INCOME TAX CONSIDERATIONS—Taxation of Qualified Contracts.” We intend to generally make this payment option available to both tax Qualified and non-tax qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.
If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and  2⁄3 to Survivor Variable Life Income options, listed below).
The Contract offers the variable annuity payment options listed below.
Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)
Variable Income Payments to Age 100 (“American Income Advantage”). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and  2⁄3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
*
It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.
If you purchased the contract as a Qualified Contract, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See “FEDERAL INCOME TAX CONSIDERATIONS—Taxation of Qualified Contracts.” You may choose any optional death benefit available under the Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other Contract provisions and programs will not be available. Under certain circumstances, you may be able to satisfy the IRS minimum distribution requirements by electing an annuity option. If you are the beneficiary of a deceased person’s IRA, you may only elect an annuity option that is available for Death Proceeds. Upon your death, if annuity payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects.  For example, if you die after annuity payments have already begun under a Non-Qualified Contract, any remaining annuity payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death
Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.
You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See “Amount of Annuity Payments”.) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.
Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
See the section entitled “ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS” to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, an endorsement attached to your Contract, and federal tax law which, among other things, may (1) restrict payment to the life expectancy of the payee, (2) limit the categories of beneficiaries who can be joint annuitants or payees under a joint and survivor option, (3) limit the choice of percentage reduction in payments under a joint and survivor option, and (4) limit the duration of any period certain (including a period certain combined with a life or joint and survivor option). In addition, these federal tax rules may also limit the use in Qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.
See the section entitled “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.
If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.
The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.
Amount of Variable Annuity Payments
At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee’s age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.
The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.
We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.
When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.
For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.
Retirement Plans Offering Federal Tax Benefits
The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:
1.  Plans qualified under Section 401(a) or 403(a) of the Code (“Qualified Plans”);
2.   Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;
3.   Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as “IRAs”), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code (“SEPs” and “SARSEPs”), Simple Retirement Accounts under Section 408(p) of the Code (“SIMPLE IRAs”) and Roth Individual Retirement Accounts under Section 408A of the Code (“Roth IRAs”). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;
4.   Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations (“Section 457 Plans”); and
5.   Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees (“Governmental Plans”).
An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called “90-24 transfers”) and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See “FEDERAL INCOME TAX CONSIDERATIONS.”) The Company may make the Contract available for use with Section 401(k) plans.
A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under “Federal Income Tax Considerations—Taxation of Qualified Contracts.” It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.
In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement “plan” itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.
Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.
Federal Income Tax Considerations
Special Distribution Rules during 2020.
Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (“RMD”) for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if you had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. You should consult your tax adviser to see if you may be eligible for these and other benefits (such as loan relief, if applicable) provided by the legislation.
The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is subject to ordinary income tax and, if made prior to age 59 1⁄2, a federal tax penalty may apply.
Owner Control.    In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.
Taxation of Non-Qualified Contracts
Non-Natural Person.    If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual’s life or life expectancy and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a Non-Qualified contract, the distribution on death rules under the Internal Revenue Code may generally require treating the primary Beneficiary as the Owner thereby commencing payments earlier than expected impacting the usefulness of the death benefits.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals.    When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1⁄2.
The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.
Penalty Tax on Certain Withdrawals.    In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1⁄2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s disability;
•	made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or
•	under certain immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Annuity Payments.    Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.
Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.
In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.
The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.
Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner’s death (or the primary annuitant’s death where the owner is not a natural person) or over the designated beneficiary’s life (or over a period no longer than the beneficiary’s remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner’s death (or of a primary annuitant’s death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.
Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.
Additionally, if you are under age 59 1⁄2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1⁄2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.
Partial Annuitization.    Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.
Taxation of Death Benefit Proceeds.    Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as “Payment on Death Prior to Annuitization” in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.
Transfers, Assignments or Exchanges of a Contract.    Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.
Withholding.    Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts.    The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax on the lesser of
1.  the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or
2.   the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC §§401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.
You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.
Further Information.    We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
Withdrawals.    In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Contract can be zero.
Individual Retirement Accounts (IRA’s), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2020, $6,000 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. The IRS has approved the form of the traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or Simple IRA Contract issued to you may differ from the form of the traditional IRA or Simple IRA approved by the IRS because of several factors such as different riders and state insurance requirements. Additionally, such approval as to the form of the contract by the IRS does not constitute any approval or endorsement as to the investment program thereunder.
SIMPLE IRA’s permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $13,500 for 2020. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA’s are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.
Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1⁄2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24,

2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.
Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Death Benefits.    For Contracts purchased in connection with Qualified Plans under Section 401(a) or TSA Plans under Section 403(b), certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in certain pension or profit-sharing plans. Because the death benefit in certain cases may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after their death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.

If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions (“RMDs”) During the Owner’s Life.    Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a) the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.

Witholding.    Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.
“Eligible rollover distributions” from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.
Other Tax Issues
Tax Credits and Deductions.    We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Guaranteed Benefits.    If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).
Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
See also the discussion of commutation features under “Annuity Payments.” A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

Federal Estate Taxes.    While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Generation-skipping transfer tax.    Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity purchases by nonresident aliens and foreign corporations.    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Puerto Rico Tax Considerations.    The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Voting Rights
We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.
Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.
We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.
The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.
Distribution of the Contracts
We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC (“Distributor”), for the distribution and sale of the Contracts. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers (“selling firms”) for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the Contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see “Fee Table—Annual Eligible Fund Operating Expenses” and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.
Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.
Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.
The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.
A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
The Fixed Account
The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our general account consists of all assets owned by us other than those in the Variable Account and the Company’s other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your contract. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.
Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.
Contract Value and Fixed Account Transactions
A Contract’s total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company’s general account (but outside the Fixed Account) which is the result of a Contract loan.
Amounts you surrender from the Fixed Account will be on a “first-in, first-out” basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a “last-in, first-out” basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).
Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.
We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a “last-in, first-out” basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.
We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.
For more information on the Fixed Account please refer to the Statement of Additional Information.
Investment Performance Information
We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account’s performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.
Yields
The current yield of the BlackRock Ultra-Short Term Bond Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
The yield of a Sub-Account (besides the BlackRock Ultra-Short Term Bond Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.
Standard Return
The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.
Non-Standard Return
“Non-Standard” average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.
We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.
We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.
We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.
We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.
Other Performance
In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services (“VARDS”) or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor’s Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.
Legal Proceedings
In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.
Financial Statements
Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277 or telephoning 1-800-777-5897 or visiting our website at www.brighthousefinancial.com.

ACCUMULATION UNIT VALUES
New England Variable Annuity Separate Account
Condensed Financial Information
Set forth below are accumulation unit values through December 31, 2019 for each Sub-Account of the New England Variable Annuity Separate Account. Certain Sub-Accounts are subject to a reduced Mortality and Expense Risk Charge. Please see "EXPENSE TABLE--Variable Account Annual Expenses" for more information.
	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.941853	9.889880	79
01/01/2011 to 12/31/2011	9.889880	9.545193	71
01/01/2012 to 12/31/2012	9.545193	10.685140	62
01/01/2013 to 12/31/2013	10.685140	12.489271	66
01/01/2014 to 12/31/2014	12.489271	13.060633	62
01/01/2015 to 12/31/2015	13.060633	12.788193	59
01/01/2016 to 12/31/2016	12.788193	13.595256	22
01/01/2017 to 12/31/2017	13.595256	15.666705	36
01/01/2018 to 12/31/2018	15.666705	14.781656	30
01/01/2019 to 12/31/2019	14.781656	17.422357	22
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	8.406163	9.407014	7
01/01/2011 to 12/31/2011	9.407014	8.837455	8
01/01/2012 to 12/31/2012	8.837455	10.122028	17
01/01/2013 to 12/31/2013	10.122028	12.487463	18
01/01/2014 to 12/31/2014	12.487463	13.100436	7
01/01/2015 to 12/31/2015	13.100436	12.820674	5
01/01/2016 to 12/31/2016	12.820674	13.775033	6
01/01/2017 to 12/31/2017	13.775033	16.483735	6
01/01/2018 to 12/31/2018	16.483735	15.315622	6
01/01/2019 to 12/31/2019	15.315622	18.672416	6
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2010 to 12/31/2010	9.351642	10.135248	86
01/01/2011 to 12/31/2011	10.135248	10.013751	50
01/01/2012 to 12/31/2012	10.013751	10.944060	41
01/01/2013 to 12/31/2013	10.944060	12.251046	40
01/01/2014 to 12/31/2014	12.251046	12.816991	26
01/01/2015 to 12/31/2015	12.816991	12.547047	25
01/01/2016 to 12/31/2016	12.547047	13.240317	19
01/01/2017 to 12/31/2017	13.240317	14.749515	19
01/01/2018 to 12/31/2018	14.749515	14.046671	17
01/01/2019 to 12/31/2019	14.046671	16.089301	17
Baillie Gifford International Stock Sub-Account (Class A)
01/01/2010 to 12/31/2010	1.345138	1.422100	5,890
01/01/2011 to 12/31/2011	1.422100	1.123696	4,692
01/01/2012 to 12/31/2012	1.123696	1.324259	4,001
01/01/2013 to 12/31/2013	1.324259	1.508805	3,475
01/01/2014 to 12/31/2014	1.508805	1.441645	3,035
01/01/2015 to 12/31/2015	1.441645	1.393596	2,735
01/01/2016 to 12/31/2016	1.393596	1.448124	2,392
01/01/2017 to 12/31/2017	1.448124	1.930007	2,132
01/01/2018 to 12/31/2018	1.930007	1.579299	1,946
01/01/2019 to 12/31/2019	1.579299	2.068490	1,791
BlackRock Bond Income Sub-Account
01/01/2010 to 12/31/2010	5.294063	5.655715	2,710
01/01/2011 to 12/31/2011	5.655715	5.943342	2,157
01/01/2012 to 12/31/2012	5.943342	6.302492	1,868
01/01/2013 to 12/31/2013	6.302492	6.167246	1,553
01/01/2014 to 12/31/2014	6.167246	6.512361	1,341
01/01/2015 to 12/31/2015	6.512361	6.459941	1,180
01/01/2016 to 12/31/2016	6.459941	6.569029	1,001
01/01/2017 to 12/31/2017	6.569029	6.743801	899
01/01/2018 to 12/31/2018	6.743801	6.625785	755
01/01/2019 to 12/31/2019	6.625785	7.175702	658

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	2.783308	3.288619	10,022
01/01/2011 to 12/31/2011	3.288619	2.952869	8,354
01/01/2012 to 12/31/2012	2.952869	3.330083	7,031
01/01/2013 to 12/31/2013	3.330083	4.407490	6,061
01/01/2014 to 12/31/2014	4.407490	4.732933	4,886
01/01/2015 to 12/31/2015	4.732933	4.960183	4,182
01/01/2016 to 12/31/2016	4.960183	4.895394	3,797
01/01/2017 to 12/31/2017	4.895394	6.465517	3,446
01/01/2018 to 12/31/2018	6.465517	6.529699	3,131
01/01/2019 to 12/31/2019	6.529699	8.554247	2,841
BlackRock Ultra-Short Term Bon Sub-Account (previously BlackRock Money Market Sub-Account)
01/01/2010 to 12/31/2010	2.519198	2.484438	3,301
01/01/2011 to 12/31/2011	2.484438	2.449991	2,411
01/01/2012 to 12/31/2012	2.449991	2.415744	1,944
01/01/2013 to 12/31/2013	2.415744	2.382158	1,551
01/01/2014 to 12/31/2014	2.382158	2.349039	1,224
01/01/2015 to 12/31/2015	2.349039	2.316456	922
01/01/2016 to 12/31/2016	2.316456	2.292219	798
01/01/2017 to 12/31/2017	2.292219	2.280496	802
01/01/2018 to 12/31/2018	2.280496	2.289246	731
01/01/2019 to 12/31/2019	2.289246	2.305500	654
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive Allocation Sub-Account)
01/01/2010 to 12/31/2010	9.859832	11.248397	23
01/01/2011 to 04/29/2011	11.248397	12.197241	0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2011 to 12/31/2011	12.160754	10.414730	23
01/01/2012 to 12/31/2012	10.414730	11.988490	27
01/01/2013 to 12/31/2013	11.988490	15.310139	26
01/01/2014 to 12/31/2014	15.310139	15.865534	22
01/01/2015 to 12/31/2015	15.865534	15.330779	20
01/01/2016 to 12/31/2016	15.330779	16.474950	19
01/01/2017 to 12/31/2017	16.474950	19.972591	18
01/01/2018 to 12/31/2018	19.972591	17.711217	18
01/01/2019 to 12/31/2019	17.711217	22.264648	16
Brighthouse Asset Allocation 20 Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.338992	12.305328	65
01/01/2011 to 12/31/2011	12.305328	12.529284	71
01/01/2012 to 12/31/2012	12.529284	13.488260	102
01/01/2013 to 12/31/2013	13.488260	13.870825	66
01/01/2014 to 12/31/2014	13.870825	14.289647	57
01/01/2015 to 12/31/2015	14.289647	14.008475	47
01/01/2016 to 12/31/2016	14.008475	14.439497	32
01/01/2017 to 12/31/2017	14.439497	15.226408	22
01/01/2018 to 12/31/2018	15.226408	14.621553	20
01/01/2019 to 12/31/2019	14.621553	16.110456	7
Brighthouse Asset Allocation 40 Sub-Account (Class B)
01/01/2010 to 12/31/2010	11.058754	12.162022	172
01/01/2011 to 12/31/2011	12.162022	12.119093	143
01/01/2012 to 12/31/2012	12.119093	13.319397	125
01/01/2013 to 12/31/2013	13.319397	14.569140	132
01/01/2014 to 12/31/2014	14.569140	15.074351	97
01/01/2015 to 12/31/2015	15.074351	14.705231	86
01/01/2016 to 12/31/2016	14.705231	15.383571	71
01/01/2017 to 12/31/2017	15.383571	16.784744	66
01/01/2018 to 12/31/2018	16.784744	15.821747	30
01/01/2019 to 12/31/2019	15.821747	18.035033	29
Brighthouse Asset Allocation 60 Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.709108	11.951194	340
01/01/2011 to 12/31/2011	11.951194	11.624061	293
01/01/2012 to 12/31/2012	11.624061	12.979301	246
01/01/2013 to 12/31/2013	12.979301	15.100670	246
01/01/2014 to 12/31/2014	15.100670	15.642785	173
01/01/2015 to 12/31/2015	15.642785	15.229745	162
01/01/2016 to 12/31/2016	15.229745	16.085085	151
01/01/2017 to 12/31/2017	16.085085	18.198777	149
01/01/2018 to 12/31/2018	18.198777	16.845346	124
01/01/2019 to 12/31/2019	16.845346	19.837614	99

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.916144	9.675478	0
01/01/2011 to 12/31/2011	9.675478	9.373272	0
01/01/2012 to 12/31/2012	9.373272	10.732527	3
01/01/2013 to 04/26/2013	10.732527	11.554139	0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy Sub-Account (Class B))
04/29/2013 to 12/31/2013	11.629011	13.255895	17
01/01/2014 to 04/25/2014	13.255895	13.202335	0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.308554	11.659519	218
01/01/2011 to 12/31/2011	11.659519	11.064055	185
01/01/2012 to 12/31/2012	11.064055	12.588059	154
01/01/2013 to 12/31/2013	12.588059	15.430882	157
01/01/2014 to 12/31/2014	15.430882	16.011763	148
01/01/2015 to 12/31/2015	16.011763	15.521347	129
01/01/2016 to 12/31/2016	15.521347	16.551548	112
01/01/2017 to 12/31/2017	16.551548	19.449626	105
01/01/2018 to 12/31/2018	19.449626	17.622008	98
01/01/2019 to 12/31/2019	17.622008	21.500241	85
Brighthouse/Artisan Mid Cap Value Sub-Account
01/01/2010 to 12/31/2010	2.785395	3.159883	5,212
01/01/2011 to 12/31/2011	3.159883	3.326612	4,153
01/01/2012 to 12/31/2012	3.326612	3.669279	3,421
01/01/2013 to 12/31/2013	3.669279	4.951817	2,984
01/01/2014 to 12/31/2014	4.951817	4.977079	2,484
01/01/2015 to 12/31/2015	4.977079	4.444476	2,140
01/01/2016 to 12/31/2016	4.444476	5.389194	1,845
01/01/2017 to 12/31/2017	5.389194	5.995713	1,620
01/01/2018 to 12/31/2018	5.995713	5.131420	1,453
01/01/2019 to 12/31/2019	5.131420	6.261910	1,277
Brighthouse/Franklin Low Duration Total Return Sub-Account
05/02/2011 to 12/31/2011	9.988083	9.767007	0
01/01/2012 to 12/31/2012	9.767007	10.054067	1
01/01/2013 to 12/31/2013	10.054067	10.029369	158
01/01/2014 to 12/31/2014	10.029369	9.994549	5
01/01/2015 to 12/31/2015	9.994549	9.794250	4
01/01/2016 to 12/31/2016	9.794250	9.960714	105
01/01/2017 to 12/31/2017	9.960714	9.953412	103
01/01/2018 to 12/31/2018	9.953412	9.857125	103
01/01/2019 to 12/31/2019	9.857125	10.170703	394
Brighthouse/Wellington Balanced Sub-Account (Class B)
01/01/2010 to 12/31/2010	37.356213	40.268226	2
01/01/2011 to 12/31/2011	40.268226	41.134728	1
01/01/2012 to 12/31/2012	41.134728	45.470996	1
01/01/2013 to 12/31/2013	45.470996	53.930762	1
01/01/2014 to 12/31/2014	53.930762	58.648207	1
01/01/2015 to 12/31/2015	58.648207	59.159926	1
01/01/2016 to 12/31/2016	59.159926	62.270051	1
01/01/2017 to 12/31/2017	62.270051	70.527066	1
01/01/2018 to 12/31/2018	70.527066	66.754345	2
01/01/2019 to 12/31/2019	66.754345	80.779950	2
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class A)
01/01/2010 to 12/31/2010	3.107408	3.431928	11,930
01/01/2011 to 12/31/2011	3.431928	3.247785	9,671
01/01/2012 to 12/31/2012	3.247785	3.614302	8,021
01/01/2013 to 12/31/2013	3.614302	4.765175	6,859
01/01/2014 to 12/31/2014	4.765175	5.198660	5,663
01/01/2015 to 12/31/2015	5.198660	5.249208	4,917
01/01/2016 to 12/31/2016	5.249208	5.556422	4,379
01/01/2017 to 12/31/2017	5.556422	6.524245	3,920
01/01/2018 to 12/31/2018	6.524245	6.427401	3,546
01/01/2019 to 12/31/2019	6.427401	8.298893	3,202

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2010 to 12/31/2010	5.774892	6.403896	77
01/01/2011 to 12/31/2011	6.403896	6.331166	61
01/01/2012 to 12/31/2012	6.331166	7.080032	50
01/01/2013 to 12/31/2013	7.080032	9.375102	46
01/01/2014 to 12/31/2014	9.375102	10.493284	40
01/01/2015 to 12/31/2015	10.493284	10.812418	32
01/01/2016 to 12/31/2016	10.812418	11.544661	24
01/01/2017 to 12/31/2017	11.544661	13.882338	22
01/01/2018 to 12/31/2018	13.882338	12.822755	19
01/01/2019 to 12/31/2019	12.822755	16.666220	18
Clarion Global Real Estate Sub-Account
01/01/2010 to 12/31/2010	12.456502	14.261852	113
01/01/2011 to 12/31/2011	14.261852	13.278301	92
01/01/2012 to 12/31/2012	13.278301	16.495575	93
01/01/2013 to 12/31/2013	16.495575	16.842986	64
01/01/2014 to 12/31/2014	16.842986	18.812389	53
01/01/2015 to 12/31/2015	18.812389	18.290851	45
01/01/2016 to 12/31/2016	18.290851	18.194191	40
01/01/2017 to 12/31/2017	18.194191	19.869840	37
01/01/2018 to 12/31/2018	19.869840	17.898178	32
01/01/2019 to 12/31/2019	17.898178	22.028241	26
Frontier Mid Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	39.600328	44.905265	5
01/01/2011 to 12/31/2011	44.905265	42.845450	5
01/01/2012 to 12/31/2012	42.845450	46.763970	4
01/01/2013 to 12/31/2013	46.763970	61.070696	3
01/01/2014 to 12/31/2014	61.070696	66.771339	3
01/01/2015 to 12/31/2015	66.771339	67.557744	3
01/01/2016 to 12/31/2016	67.557744	70.054495	2
01/01/2017 to 12/31/2017	70.054495	86.309397	2
01/01/2018 to 12/31/2018	86.309397	80.080811	2
01/01/2019 to 12/31/2019	80.080811	104.899296	2
Harris Oakmark International Sub-Account (Class E)
01/01/2010 to 12/31/2010	1.752111	2.012946	2,104
01/01/2011 to 12/31/2011	2.012946	1.704730	1,731
01/01/2012 to 12/31/2012	1.704730	2.172950	1,698
01/01/2013 to 12/31/2013	2.172950	2.799454	1,882
01/01/2014 to 12/31/2014	2.799454	2.604133	1,751
01/01/2015 to 12/31/2015	2.604133	2.453553	1,642
01/01/2016 to 12/31/2016	2.453553	2.620498	1,524
01/01/2017 to 12/31/2017	2.620498	3.372965	1,426
01/01/2018 to 12/31/2018	3.372965	2.532066	1,343
01/01/2019 to 12/31/2019	2.532066	3.111083	611
Invesco Global Equity Sub-Account (Class B) (previously Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	16.343625	18.683400	32
01/01/2011 to 12/31/2011	18.683400	16.875548	23
01/01/2012 to 12/31/2012	16.875548	20.163307	15
01/01/2013 to 12/31/2013	20.163307	25.273996	15
01/01/2014 to 12/31/2014	25.273996	25.456537	10
01/01/2015 to 12/31/2015	25.456537	26.090558	8
01/01/2016 to 12/31/2016	26.090558	25.787264	7
01/01/2017 to 12/31/2017	25.787264	34.771331	6
01/01/2018 to 12/31/2018	34.771331	29.778567	5
01/01/2019 to 12/31/2019	29.778567	38.634092	3
Invesco Global Equity Sub-Account (Class B) (previously Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.591113	9.120547	1
01/01/2011 to 12/31/2011	9.120547	8.373692	1
01/01/2012 to 12/31/2012	8.373692	10.090892	2
01/01/2013 to 04/26/2013	10.090892	10.727673	0

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Invesco Small Cap Growth Sub-account
01/01/2010 to 12/31/2010	1.278146	1.590394	120
01/01/2011 to 12/31/2011	1.590394	1.551373	90
01/01/2012 to 12/31/2012	1.551373	1.808574	92
01/01/2013 to 12/31/2013	1.808574	2.499952	81
01/01/2014 to 12/31/2014	2.499952	2.660215	53
01/01/2015 to 12/31/2015	2.660215	2.578381	51
01/01/2016 to 12/31/2016	2.578381	2.833265	44
01/01/2017 to 12/31/2017	2.833265	3.501763	36
01/01/2018 to 12/31/2018	3.501763	3.140409	30
01/01/2019 to 12/31/2019	3.140409	3.852639	25
Jennison Growth Sub-Account (Class A)
01/01/2010 to 12/31/2010	0.476704	0.524739	3,563
01/01/2011 to 12/31/2011	0.524739	0.520119	2,845
01/01/2012 to 12/31/2012	0.520119	0.593806	3,269
01/01/2013 to 12/31/2013	0.593806	0.802220	2,194
01/01/2014 to 12/31/2014	0.802220	0.862707	1,808
01/01/2015 to 12/31/2015	0.862707	0.942457	1,627
01/01/2016 to 12/31/2016	0.942457	0.930938	1,432
01/01/2017 to 12/31/2017	0.930938	1.260701	1,271
01/01/2018 to 12/31/2018	1.260701	1.247433	1,227
01/01/2019 to 12/31/2019	1.247433	1.633914	1,047
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation Sub-Account)
01/01/2010 to 12/31/2010	7.795846	8.409877	14
01/01/2011 to 12/31/2011	8.409877	8.178700	14
01/01/2012 to 04/27/2012	8.178700	9.201007	0
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B))
04/29/2013 to 12/31/2013	13.021257	14.310803	14
01/01/2014 to 12/31/2014	14.310803	14.601130	11
01/01/2015 to 12/31/2015	14.601130	14.574906	11
01/01/2016 to 12/31/2016	14.574906	15.058864	10
01/01/2017 to 12/31/2017	15.058864	18.261017	9
01/01/2018 to 12/31/2018	18.261017	17.035627	3
01/01/2019 to 12/31/2019	17.035627	21.422694	3
Loomis Sayles Global Allocation Sub-Account (Class B) (previously Loomis Sayles Global Markets Sub-Account (Class B) and before that Met/Franklin Income Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.066938	11.100437	15
01/01/2011 to 12/31/2011	11.100437	11.180051	9
01/01/2012 to 12/31/2012	11.180051	12.401036	12
01/01/2013 to 04/26/2013	12.401036	12.944649	0
Loomis Sayles Growth Sub-Account (Class A) (previously ClearBridge Aggressive Growth Sub-Account (Class A))
05/02/2011 to 12/31/2011	0.855881	0.777297	4,217
01/01/2012 to 12/31/2012	0.777297	0.910634	3,541
01/01/2013 to 12/31/2013	0.910634	1.310201	2,985
01/01/2014 to 12/31/2014	1.310201	1.539009	3,555
01/01/2015 to 12/31/2015	1.539009	1.459798	3,038
01/01/2016 to 12/31/2016	1.459798	1.482465	1,949
01/01/2017 to 12/31/2017	1.482465	1.735285	1,756
01/01/2018 to 12/31/2018	1.735285	1.594509	1,492
01/01/2019 to 12/31/2019	1.594509	1.947079	1,314
Loomis Sayles Growth Sub-Account (Class A) (previously ClearBridge Aggressive Growth Sub-Account (Class A) and before that ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2010 to 12/31/2010	144.137883	155.491489	6
01/01/2011 to 12/31/2011	155.491489	141.764919	6
01/01/2012 to 12/31/2012	141.764919	171.257403	5
01/01/2013 to 12/31/2013	171.257403	217.489397	4
01/01/2014 to 04/25/2014	217.489397	226.473177	0
Loomis Sayles Growth Sub-Account (Class A) (previously ClearBridge Aggressive Growth Sub-Account (Class A) and before that Legg Mason Value Equity Sub-Account (Class A))
01/01/2010 to 12/31/2010	0.579674	0.616487	5,960
01/01/2011 to 04/29/2011	0.616487	0.655701	0
Loomis Sayles Growth Sub-Account (Class A) (previously ClearBridge Aggressive Growth Sub-Account (Class A) and before that Legg Mason Partners Aggressive Growth Sub-Account (Class B) and before that Janus Aggressive Growth Sub-Account and before that Janus Growth Sub-Account))
01/01/2010 to 12/31/2010	0.624201	0.761942	564
01/01/2011 to 04/29/2011	0.761942	0.855979	0

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Loomis Sayles Small Cap Core Sub-Account
01/01/2010 to 12/31/2010	2.948533	3.707921	5,417
01/01/2011 to 12/31/2011	3.707921	3.678095	4,405
01/01/2012 to 12/31/2012	3.678095	4.154541	3,714
01/01/2013 to 12/31/2013	4.154541	5.778080	3,236
01/01/2014 to 12/31/2014	5.778080	5.911910	2,612
01/01/2015 to 12/31/2015	5.911910	5.742515	2,330
01/01/2016 to 12/31/2016	5.742515	6.753966	2,108
01/01/2017 to 12/31/2017	6.753966	7.675626	1,899
01/01/2018 to 12/31/2018	7.675626	6.730347	1,687
01/01/2019 to 12/31/2019	6.730347	8.331781	1,466
Loomis Sayles Small Cap Growth Sub-Account
01/01/2010 to 12/31/2010	0.827069	1.071239	965
01/01/2011 to 12/31/2011	1.071239	1.085376	846
01/01/2012 to 12/31/2012	1.085376	1.186799	750
01/01/2013 to 12/31/2013	1.186799	1.736497	641
01/01/2014 to 12/31/2014	1.736497	1.728359	527
01/01/2015 to 12/31/2015	1.728359	1.728654	457
01/01/2016 to 12/31/2016	1.728654	1.807704	317
01/01/2017 to 12/31/2017	1.807704	2.258300	265
01/01/2018 to 12/31/2018	2.258300	2.232949	226
01/01/2019 to 12/31/2019	2.232949	2.785628	186
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond Index Sub-Account (Class B))
01/01/2010 to 12/31/2010	1.489643	1.552567	2,211
01/01/2011 to 12/31/2011	1.552567	1.642543	1,842
01/01/2012 to 12/31/2012	1.642543	1.678297	1,578
01/01/2013 to 12/31/2013	1.678297	1.613067	1,312
01/01/2014 to 12/31/2014	1.613067	1.677780	1,011
01/01/2015 to 12/31/2015	1.677780	1.655936	883
01/01/2016 to 12/31/2016	1.655936	1.667861	772
01/01/2017 to 12/31/2017	1.667861	1.693490	657
01/01/2018 to 12/31/2018	1.693490	1.662282	590
01/01/2019 to 12/31/2019	1.662282	1.775832	417
MetLife Mid Cap Stock Index Sub-Account
01/01/2010 to 12/31/2010	1.400680	1.740267	1,024
01/01/2011 to 12/31/2011	1.740267	1.678584	798
01/01/2012 to 12/31/2012	1.678584	1.941954	700
01/01/2013 to 12/31/2013	1.941954	2.543646	626
01/01/2014 to 12/31/2014	2.543646	2.739682	522
01/01/2015 to 12/31/2015	2.739682	2.630773	455
01/01/2016 to 12/31/2016	2.630773	3.116635	399
01/01/2017 to 12/31/2017	3.116635	3.553755	339
01/01/2018 to 12/31/2018	3.553755	3.100801	283
01/01/2019 to 12/31/2019	3.100801	3.839460	214
MetLife MSCI EAFE® Index Sub-Account (previously Index MSCI EAFE® Index Sub-Account)
01/01/2010 to 12/31/2010	1.203926	1.281139	2,027
01/01/2011 to 12/31/2011	1.281139	1.103556	1,654
01/01/2012 to 12/31/2012	1.103556	1.284268	1,311
01/01/2013 to 12/31/2013	1.284268	1.538958	927
01/01/2014 to 12/31/2014	1.538958	1.422445	728
01/01/2015 to 12/31/2015	1.422445	1.384717	660
01/01/2016 to 12/31/2016	1.384717	1.379122	595
01/01/2017 to 12/31/2017	1.379122	1.694646	538
01/01/2018 to 12/31/2018	1.694646	1.435689	486
01/01/2019 to 12/31/2019	1.435689	1.720830	422
MetLife Russell 2000® Index Sub-Account (previously Russell 2000® Index Sub-Account)
01/01/2010 to 12/31/2010	1.444805	1.803400	1,303
01/01/2011 to 12/31/2011	1.803400	1.702138	1,053
01/01/2012 to 12/31/2012	1.702138	1.947762	882
01/01/2013 to 12/31/2013	1.947762	2.654053	762
01/01/2014 to 12/31/2014	2.654053	2.742293	636
01/01/2015 to 12/31/2015	2.742293	2.582705	580
01/01/2016 to 12/31/2016	2.582705	3.080670	513
01/01/2017 to 12/31/2017	3.080670	3.475145	439
01/01/2018 to 12/31/2018	3.475145	3.043410	378
01/01/2019 to 12/31/2019	3.043410	3.760502	330

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
MetLife Stock Index Sub-Account
01/01/2010 to 12/31/2010	3.416085	3.856741	1,337
01/01/2011 to 12/31/2011	3.856741	3.865424	744
01/01/2012 to 12/31/2012	3.865424	4.399465	655
01/01/2013 to 12/31/2013	4.399465	5.713503	579
01/01/2014 to 12/31/2014	5.713503	6.372065	518
01/01/2015 to 12/31/2015	6.372065	6.340866	436
01/01/2016 to 12/31/2016	6.340866	6.964433	403
01/01/2017 to 12/31/2017	6.964433	8.326066	362
01/01/2018 to 12/31/2018	8.326066	7.813055	315
01/01/2019 to 12/31/2019	7.813055	10.077464	266
MFS ® Research International Sub-Account
01/01/2010 to 12/31/2010	1.335902	1.467576	1,788
01/01/2011 to 12/31/2011	1.467576	1.292156	1,544
01/01/2012 to 12/31/2012	1.292156	1.486977	1,402
01/01/2013 to 12/31/2013	1.486977	1.748679	928
01/01/2014 to 12/31/2014	1.748679	1.604531	781
01/01/2015 to 12/31/2015	1.604531	1.554158	632
01/01/2016 to 12/31/2016	1.554158	1.519136	556
01/01/2017 to 12/31/2017	1.519136	1.919856	504
01/01/2018 to 12/31/2018	1.919856	1.628067	450
01/01/2019 to 12/31/2019	1.628067	2.060002	441
MFS ® Total Return Sub-Account (Class E)
01/01/2010 to 12/31/2010	42.430054	45.990299	231
01/01/2011 to 12/31/2011	45.990299	46.374701	182
01/01/2012 to 12/31/2012	46.374701	50.948398	161
01/01/2013 to 12/31/2013	50.948398	59.693253	142
01/01/2014 to 12/31/2014	59.693253	63.853834	118
01/01/2015 to 12/31/2015	63.853834	62.773303	106
01/01/2016 to 12/31/2016	62.773303	67.491863	95
01/01/2017 to 12/31/2017	67.491863	74.731422	88
01/01/2018 to 12/31/2018	74.731422	69.474291	79
01/01/2019 to 12/31/2019	69.474291	82.339075	70
MFS ® Value Sub-Account (Class E) (previously MFS® Value Portfolio II Sub-Account (Class E) and before that BlackRock Large Cap Value Sub-Account (Class E))
01/01/2010 to 12/31/2010	1.035857	1.113422	614
01/01/2011 to 12/31/2011	1.113422	1.121332	533
01/01/2012 to 12/31/2012	1.121332	1.261983	429
01/01/2013 to 12/31/2013	1.261983	1.641245	368
01/01/2014 to 12/31/2014	1.641245	1.776871	299
01/01/2015 to 12/31/2015	1.776871	1.645864	290
01/01/2016 to 12/31/2016	1.645864	1.917391	204
01/01/2017 to 12/31/2017	1.917391	2.032887	173
01/01/2018 to 04/30/2018	2.032887	1.961380	0
MFS ® Value Sub-Account (Class A)
04/29/2013 to 12/31/2013	10.823141	12.670330	879
01/01/2014 to 12/31/2014	12.670330	13.844638	691
01/01/2015 to 12/31/2015	13.844638	13.631534	596
01/01/2016 to 12/31/2016	13.631534	15.376457	536
01/01/2017 to 12/31/2017	15.376457	17.892973	493
01/01/2018 to 12/31/2018	17.892973	15.869099	461
01/01/2019 to 12/31/2019	15.869099	20.363645	413
MFS ® Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class A))
01/01/2010 to 12/31/2010	2.384182	2.693440	4,469
01/01/2011 to 12/31/2011	2.693440	2.492729	3,770
01/01/2012 to 12/31/2012	2.492729	2.845417	3,231
01/01/2013 to 04/26/2013	2.845417	3.135178	0
MFS ® Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.127948	8.898507	2
01/01/2011 to 12/31/2011	8.898507	8.727061	2
01/01/2012 to 12/31/2012	8.727061	9.802627	1
01/01/2013 to 04/26/2013	9.802627	10.737897	0
MFS ® Value Sub-Account (Class A) (previously MFS® Value Sub-Account (Class E))
01/01/2010 to 12/31/2010	1.097541	1.204083	1,208
01/01/2011 to 12/31/2011	1.204083	1.196946	814
01/01/2012 to 12/31/2012	1.196946	1.373704	742
01/01/2013 to 04/26/2013	1.373704	1.557846	0

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account)
05/03/2010 to 12/31/2010	1.287418	1.495226	902
01/01/2011 to 12/31/2011	1.495226	1.372418	690
01/01/2012 to 12/31/2012	1.372418	1.478846	600
01/01/2013 to 12/31/2013	1.478846	2.027373	508
01/01/2014 to 12/31/2014	2.027373	2.019462	415
01/01/2015 to 12/31/2015	2.019462	1.891363	388
01/01/2016 to 12/31/2016	1.891363	1.707278	362
01/01/2017 to 12/31/2017	1.707278	2.355580	329
01/01/2018 to 12/31/2018	2.355580	2.558426	253
01/01/2019 to 12/31/2019	2.558426	3.535265	221
Morgan Stanley Discovery Sub-Account (previously Morgan Stanley Mid Cap Growth Sub-Account and before that FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account)
01/01/2010 to 04/30/2010	1.177598	1.274520	0
Neuberger Berman Genesis Sub-account (Class A)
01/01/2010 to 12/31/2010	1.394995	1.672437	4,498
01/01/2011 to 12/31/2011	1.672437	1.744912	3,676
01/01/2012 to 12/31/2012	1.744912	1.893040	3,092
01/01/2013 to 12/31/2013	1.893040	2.585861	2,789
01/01/2014 to 12/31/2014	2.585861	2.550180	2,286
01/01/2015 to 12/31/2015	2.550180	2.529336	1,980
01/01/2016 to 12/31/2016	2.529336	2.960209	1,674
01/01/2017 to 12/31/2017	2.960209	3.378987	1,437
01/01/2018 to 12/31/2018	3.378987	3.108378	1,282
01/01/2019 to 12/31/2019	3.108378	3.974825	1,154
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account (Class B))
01/01/2010 to 12/31/2010	1.286747	1.558919	360
01/01/2011 to 12/31/2011	1.558919	1.456182	233
01/01/2012 to 12/31/2012	1.456182	1.511727	227
01/01/2013 to 04/26/2013	1.511727	1.639128	0
PIMCO Inflation Protection Bond Sub-Account
01/01/2010 to 12/31/2010	12.964097	13.776064	159
01/01/2011 to 12/31/2011	13.776064	15.098543	134
01/01/2012 to 12/31/2012	15.098543	16.247045	124
01/01/2013 to 12/31/2013	16.247045	14.535178	83
01/01/2014 to 12/31/2014	14.535178	14.747781	64
01/01/2015 to 12/31/2015	14.747781	14.090471	52
01/01/2016 to 12/31/2016	14.090471	14.587074	42
01/01/2017 to 12/31/2017	14.587074	14.883649	34
01/01/2018 to 12/31/2018	14.883649	14.322052	26
01/01/2019 to 12/31/2019	14.322052	15.290974	20
PIMCO Total Return Sub-Account
01/01/2010 to 12/31/2010	1.535969	1.638371	7,812
01/01/2011 to 12/31/2011	1.638371	1.666863	6,129
01/01/2012 to 12/31/2012	1.666863	1.795946	5,329
01/01/2013 to 12/31/2013	1.795946	1.737057	4,289
01/01/2014 to 12/31/2014	1.737057	1.784710	3,462
01/01/2015 to 12/31/2015	1.784710	1.759987	3,004
01/01/2016 to 12/31/2016	1.759987	1.780811	2,666
01/01/2017 to 12/31/2017	1.780811	1.835156	2,351
01/01/2018 to 12/31/2018	1.835156	1.805345	2,031
01/01/2019 to 12/31/2019	1.805345	1.930887	1,742
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.555519	11.682751	34
01/01/2011 to 12/31/2011	11.682751	11.642906	44
01/01/2012 to 12/31/2012	11.642906	12.954905	35
01/01/2013 to 12/31/2013	12.954905	14.426778	11
01/01/2014 to 12/31/2014	14.426778	15.053018	13
01/01/2015 to 12/31/2015	15.053018	14.552333	10
01/01/2016 to 12/31/2016	14.552333	15.180036	7
01/01/2017 to 12/31/2017	15.180036	17.343698	7
01/01/2018 to 12/31/2018	17.343698	15.986297	7
01/01/2019 to 12/31/2019	15.986297	18.855262	7

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
SSGA Growth ETF Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.003688	11.260907	41
01/01/2011 to 12/31/2011	11.260907	10.868245	43
01/01/2012 to 12/31/2012	10.868245	12.327324	26
01/01/2013 to 12/31/2013	12.327324	14.352831	37
01/01/2014 to 12/31/2014	14.352831	14.914593	30
01/01/2015 to 12/31/2015	14.914593	14.367352	17
01/01/2016 to 12/31/2016	14.367352	15.142268	15
01/01/2017 to 12/31/2017	15.142268	17.864493	13
01/01/2018 to 12/31/2018	17.864493	16.074000	15
01/01/2019 to 12/31/2019	16.074000	19.407935	12
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	1.226173	1.411587	961
01/01/2011 to 12/31/2011	1.411587	1.373417	630
01/01/2012 to 12/31/2012	1.373417	1.607123	532
01/01/2013 to 12/31/2013	1.607123	2.199183	835
01/01/2014 to 12/31/2014	2.199183	2.360009	758
01/01/2015 to 12/31/2015	2.360009	2.571849	671
01/01/2016 to 12/31/2016	2.571849	2.574940	554
01/01/2017 to 12/31/2017	2.574940	3.389293	487
01/01/2018 to 12/31/2018	3.389293	3.303343	397
01/01/2019 to 12/31/2019	3.303343	4.253864	316
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account (Class B))
01/01/2010 to 12/31/2010	0.549696	0.692155	1,316
01/01/2011 to 12/31/2011	0.692155	0.615012	1,115
01/01/2012 to 12/31/2012	0.615012	0.679905	1,426
01/01/2013 to 04/26/2013	0.679905	0.710991	0
T. Rowe Price Mid Cap Growth Sub-Account
01/01/2010 to 12/31/2010	0.832512	1.048210	2,300
01/01/2011 to 12/31/2011	1.048210	1.016636	1,891
01/01/2012 to 12/31/2012	1.016636	1.139593	1,624
01/01/2013 to 12/31/2013	1.139593	1.534810	1,478
01/01/2014 to 12/31/2014	1.534810	1.706812	2,490
01/01/2015 to 12/31/2015	1.706812	1.795405	2,363
01/01/2016 to 12/31/2016	1.795405	1.880491	2,179
01/01/2017 to 12/31/2017	1.880491	2.313267	2,061
01/01/2018 to 12/31/2018	2.313267	2.230946	1,968
01/01/2019 to 12/31/2019	2.230946	2.883408	1,578
T. Rowe Price Small Cap Growth Sub-Account
01/01/2010 to 12/31/2010	1.365463	1.813222	480
01/01/2011 to 12/31/2011	1.813222	1.813941	586
01/01/2012 to 12/31/2012	1.813941	2.073141	603
01/01/2013 to 12/31/2013	2.073141	2.947338	590
01/01/2014 to 12/31/2014	2.947338	3.099532	144
01/01/2015 to 12/31/2015	3.099532	3.131745	139
01/01/2016 to 12/31/2016	3.131745	3.442813	127
01/01/2017 to 12/31/2017	3.442813	4.160152	120
01/01/2018 to 12/31/2018	4.160152	3.823822	107
01/01/2019 to 12/31/2019	3.823822	5.008836	85
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B) and before that Lord Abbett Mid Cap Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
01/01/2010 to 12/31/2010	2.011819	2.500653	1,574
01/01/2011 to 12/31/2011	2.500653	2.301378	1,269
01/01/2012 to 04/27/2012	2.301378	2.544983	0
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value Sub-Account (Class B))
04/30/2012 to 12/31/2012	2.532564	2.603470	1,026
01/01/2013 to 12/31/2013	2.603470	3.345303	803
01/01/2014 to 12/31/2014	3.345303	3.616906	689
01/01/2015 to 12/31/2015	3.616906	3.246291	629
01/01/2016 to 12/31/2016	3.246291	3.697475	522
01/01/2017 to 12/31/2017	3.697475	3.991689	465
01/01/2018 to 12/31/2018	3.991689	3.536509	391
01/01/2019 to 12/31/2019	3.536509	4.498152	340

	1.40% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2010 to 12/31/2010	2.382378	2.648228	3,847
01/01/2011 to 12/31/2011	2.648228	2.771859	3,052
01/01/2012 to 12/31/2012	2.771859	3.047326	2,605
01/01/2013 to 12/31/2013	3.047326	3.037810	2,175
01/01/2014 to 12/31/2014	3.037810	3.159438	1,798
01/01/2015 to 12/31/2015	3.159438	3.062019	1,543
01/01/2016 to 12/31/2016	3.062019	3.277772	1,389
01/01/2017 to 12/31/2017	3.277772	3.498249	1,225
01/01/2018 to 12/31/2018	3.498249	3.318363	1,008
01/01/2019 to 12/31/2019	3.318363	3.746287	846
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously Lord Abbett Bond Debenture Sub-Account)
01/01/2010 to 12/31/2010	2.063699	2.298871	1,846
01/01/2011 to 12/31/2011	2.298871	2.368066	1,480
01/01/2012 to 12/31/2012	2.368066	2.637291	1,123
01/01/2013 to 12/31/2013	2.637291	2.808131	935
01/01/2014 to 12/31/2014	2.808131	2.902811	704
01/01/2015 to 12/31/2015	2.902811	2.800212	606
01/01/2016 to 04/29/2016	2.800212	2.885320	0
Western Asset Management U.S. Government Sub-Account
01/01/2010 to 12/31/2010	1.731466	1.806611	4,142
01/01/2011 to 12/31/2011	1.806611	1.879705	3,364
01/01/2012 to 12/31/2012	1.879705	1.915899	2,944
01/01/2013 to 12/31/2013	1.915899	1.875317	2,466
01/01/2014 to 12/31/2014	1.875317	1.901219	2,092
01/01/2015 to 12/31/2015	1.901219	1.885506	1,849
01/01/2016 to 12/31/2016	1.885506	1.883158	1,550
01/01/2017 to 12/31/2017	1.883158	1.892973	1,443
01/01/2018 to 12/31/2018	1.892973	1.884609	1,245
01/01/2019 to 12/31/2019	1.884609	1.970477	998

	1.65% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
American Funds Bond Sub-Account
01/01/2010 to 12/31/2010	15.246457	15.963466	62
01/01/2011 to 12/31/2011	15.963466	16.661353	56
01/01/2012 to 12/31/2012	16.661353	17.267865	33
01/01/2013 to 12/31/2013	17.267865	16.618671	26
01/01/2014 to 12/31/2014	16.618671	17.209508	29
01/01/2015 to 12/31/2015	17.209508	16.974294	30
01/01/2016 to 12/31/2016	16.974294	17.188104	28
01/01/2017 to 12/31/2017	17.188104	17.527217	27
01/01/2018 to 12/31/2018	17.527217	17.115934	24
01/01/2019 to 12/31/2019	17.115934	18.411338	23
American Funds Global Small Capitalization Sub-Account
01/01/2010 to 12/31/2010	2.501779	3.012456	1,774
01/01/2011 to 12/31/2011	3.012456	2.395932	1,448
01/01/2012 to 12/31/2012	2.395932	2.784899	1,206
01/01/2013 to 12/31/2013	2.784899	3.514000	977
01/01/2014 to 12/31/2014	3.514000	3.529859	796
01/01/2015 to 12/31/2015	3.529859	3.481311	715
01/01/2016 to 12/31/2016	3.481311	3.496194	602
01/01/2017 to 12/31/2017	3.496194	4.329700	535
01/01/2018 to 12/31/2018	4.329700	3.809262	466
01/01/2019 to 12/31/2019	3.809262	4.927898	409

	1.65% Variable Account Charge
	Accumulation Unit Value at beginning of period	Accumulation Unit Value at ending of period	Number of Accumulation Units outstanding at end of period (in thousands)
American Funds Growth Sub-Account
01/01/2010 to 12/31/2010	12.571217	14.675647	1,006
01/01/2011 to 12/31/2011	14.675647	13.818546	797
01/01/2012 to 12/31/2012	13.818546	16.022917	629
01/01/2013 to 12/31/2013	16.022917	20.505144	532
01/01/2014 to 12/31/2014	20.505144	21.885813	442
01/01/2015 to 12/31/2015	21.885813	23.004037	387
01/01/2016 to 12/31/2016	23.004037	24.774469	329
01/01/2017 to 12/31/2017	24.774469	31.265131	288
01/01/2018 to 12/31/2018	31.265131	30.674563	252
01/01/2019 to 12/31/2019	30.674563	39.457901	221
American Funds Growth-Income Sub-Account
01/01/2010 to 12/31/2010	8.922283	9.779204	1,061
01/01/2011 to 12/31/2011	9.779204	9.443455	867
01/01/2012 to 12/31/2012	9.443455	10.911931	711
01/01/2013 to 12/31/2013	10.911931	14.329149	623
01/01/2014 to 12/31/2014	14.329149	15.593567	496
01/01/2015 to 12/31/2015	15.593567	15.561498	420
01/01/2016 to 12/31/2016	15.561498	17.070382	364
01/01/2017 to 12/31/2017	17.070382	20.550322	323
01/01/2018 to 12/31/2018	20.550322	19.850968	288
01/01/2019 to 12/31/2019	19.850968	24.629652	239

Name Changes to Eligible Funds
Effective December 16, 2019:
Brighthouse Fund Trust I: ClearBridge Aggressive Growth Portfolio (Class A) changed its name to Loomis Sayles Growth Portfolio (Class A).
Effective June 6, 2019:
Brighthouse Fund Trust I: Oppenheimer Global Equity Portfolio (Class B) changed its name to Invesco Global Equity Portfolio (Class B).
Discontinued Eligible Funds
Effective as of April 30, 3018:
Brighthouse Funds Trust II: MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) merged into Brighthouse Funds Trust II: MFS Value Portfolio.
Effective as of May 1, 2016:
Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).
Effective as of April 28, 2014:
Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class A); and
Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).
For additional information about Eligible Fund mergers and substitutions, please see “Investment Advice” in the Statement of Additional Information.

APPENDIX A
Consumer Tips
Dollar Cost Averaging
Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.
Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.
If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.
Diversification
Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.
Miscellaneous
Toll-free telephone service:	—	A recording of daily unit values is available by calling 1-800-333-2501.
	—	Fund transfers and changes of future purchase payment allocations can be made by calling 1-800-435-4117.
Written Communications:	—	All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:
New England Life Insurance Company c/o Annuity Administrative Office P.O. Box 7104 Troy, MI 48007-7104 Fax: (877) 319-2495

Internet Communications:	—	Fund transfers and future allocations can be made at www.brighthousefinancial.com

APPENDIX B
Contingent Deferred Sales Charge
The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section “Contingent Deferred Sales Charge,” no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.
As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

APPENDIX C
Premium Tax
Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.
Jurisdiction	Contracts Used With Tax Qualified Retirement Plans	All Other Contracts
California	0.50% [1]	2.35%
Florida	1.00% [2]	1.00% [2]
Maine[3]	—	2.00%
Nevada	—	3.50%
South Dakota[4]	—	1.25%
West Virginia	1.00%	1.00%
Wyoming	—	1.00%
Puerto Rico	1.00% [5]	1.00% [5]

1	Contracts sold to §408(a) IRA Trusts are taxed at 2.35%.
2	Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.
3	Special rate of 1% applies to certified long-term care and qualified group disability policies.
4	Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.
5	We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
See “Premium Tax Charges” in the prospectus for more information about how premium taxes affect your Contract.

APPENDIX D
Exchanged Contracts
Prior to April 28, 2014, you could exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a “new contract”), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.
The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see “Payment on Death Prior to Annuitization,” “Systematic Withdrawals,” and “Investments of the Variable Account.” In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see “The Fixed Account.” If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see “Waiver of the Contingent Deferred Sales Charge” under “Contingent Deferred Sales Charge.” This benefit may not be available in all states.
If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)
If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

Charges under Contracts Purchased by Exchanging a Fund I, Preference or Zenith Accumulator Contract
	CDSC	Asset-Based (Mortality & Expense and Admin. Asset Charge)	Administration Contract Charge	Other
American Growth Series (AGS)	7% of purchase payments; declining to 0% after 7 years	1.40% (1.65% for certain Sub-accounts)	$30 (or 2% of total Contract Value if less) —waiver may apply	premium tax charge on purchase payments in South Dakota is paid by us and recovered later
Fund I	—none on exchange —subsequent purchase payments will have AGS’s CDSC	.95%	3% of first $46 2% of excess (amounts will be lower for single purchase payment contracts)	premium tax charge taken from purchase payments in South Dakota —Sales Charge —maximum 6%
Preference	—none on exchange —subsequent purchase payments will have AGS’s CDSC	1.25% (mortality and expense only; no Administration Asset Charge)	$30 —no waiver	premium tax charge taken from purchase payments in South Dakota
Zenith Accumulator	—none on exchange —will apply on subsequent withdrawal from AGS using the time table for Zenith Accumulator —10 year, 6.5% (of Contract Value) declining CDSC if you have a Zenith Accumulator Contract —subsequent purchase payments will have AGS’s CDSC	1.35% (1.60% for certain Sub-accounts)	$30	premium tax charge taken from purchase payments in South Dakota of the
STATEMENT OF ADDITIONAL INFORMATION
THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
INDEPENDENT AUDITORS
LEGAL MATTERS
FINANCIAL STATEMENTS
If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:
Brighthouse Securities, LLC
11225 North Community House Road
Charlotte, NC 28277
□     American Growth Series—New England Variable Annuity Separate Account
□    Brighthouse Funds Trust I
□    Brighthouse Funds Trust II
□    American Funds Insurance Series
□    My current address is:
Name
Contract Number
Address
Signature

ZIP

New England Variable Annuity Separate Account
American Growth Series
Individual Variable Annuity Contracts
Issued by New England Life Insurance Company
Statement of Additional Information
(Part B)
May 1, 2020
This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated May 1, 2020 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277.

The Company and the Variable Account
The New England Variable Annuity Separate Account (the “Variable Account”) is a separate account of New England Life Insurance Company. The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998.
New England Life Insurance Company (the “Company” or “NELICO”) was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all 50 states and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to the Commonwealth of Massachusetts. The Company is currently an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect, wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife, Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at One Financial Center, Boston, Massachusetts 02111.
Termination of Net Worth Maintenance Agreement with Metropolitan Life Insurance Company. On or about December 1, 2016, Metropolitan Life Insurance Company (“MLIC”) terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MLIC and the Company on August 30, 1996. Under the agreement, MLIC had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.
Services Relating to the Variable Account and the Contracts
The Company maintains certain books and records of the Variable Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by NELICO.
CUSTODIAN
The Company, One Financial Center, Boston, MA 02111, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.
Investment Advice
The Variable Account invests in the Portfolios of the Brighthouse Funds Trust I (formerly Met Investors Series Trust) and Brighthouse Funds Trust II (formerly Metropolitan Series Fund (“Metropolitan Fund”)), and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. Brighthouse Investment Advisers, LLC (formerly MetLife Advisers, LLC (“MetLife Advisers”)) as adviser to Brighthouse Funds Trusts I and II, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.
MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund (“Zenith Fund”) until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.
Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.
The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:
The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS® Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.
On April 30, 2004, the MFS® Research Managers Portfolio merged with and into the MFS® Investors Trust Portfolio.
On April 28, 2006 the MFS® Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.
The following is the subadviser history of the remaining Metropolitan Fund Portfolios:
Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers® Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE® Index Portfolio and the Russell 2000® Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was

Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.
On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.
On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.
The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS® Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.
On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.
The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.
On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.
On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.
Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.
On or about April 30, 2012 Morgan Stanley EAFE® Index changed its name to MSCI EAFE® Index Portfolio.
On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.

Effective as of May 1, 2016, Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio; WMC Balanced Portfolio was renamed Met/Wellington Balanced Portfolio; WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.
The following is the Adviser (i.e., the “subadviser”) history of the Met Investors Series Trust:
The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS® Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.
The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.
The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.
The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.
On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.
On May 1, 2009, Lehman Brothers Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.
Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.
On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.
Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.
Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.
Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.
Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.
Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.
Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.
Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.
On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.
On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.
Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.
Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS® Value Portfolio.
Effective April 29, 2013, Met/Franklin Mutual Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.
Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.
Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.
Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.
Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.
Effective April 28, 2014, Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II. Then ClearBridge Aggressive Growth Portfolio II (Class B) merged into ClearBridge Aggressive Growth Portfolio (Class A).
Effective April 28, 2014, Met Investor Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio.
Effective May 1, 2015, Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.
Effective May 1, 2016, Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).
On March 6, 2017, in connection with MetLife, Inc.’s planned divestment of a substantial portfolio of its U.S. retail business, the Met Investors Series Trust and the Metropolitan Series Fund changed their names to Brighthouse Funds Trust I (“BHFT I”) and Brighthouse Funds Trust II (“BHFT II”) respectively, and MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC. In addition, with the exception of the MetLife Index Portfolios, the words “MetLife and “Met” appearing in the names of the Portfolios of the Trusts were replaced with the word “Brighthouse”.
On September 1, 2017, Massachusetts Financial Services Company became the sub-adviser to the BHFT II: MFS® Value Portfolio II (formerly the BlackRock Large Cap Value Portfolio), which was subsequently merged into the BHFT II: MFS® Value Portfolio effective April 30, 2018.
On December 15, 2017, Victory Capital Management Company became the sub-adviser to the BHFT I: Victory Sycamore Mid Cap Value Portfolio (formerly the Invesco Mid Cap Value Portfolio).
Effective April 29, 2019, BHFT I: Morgan Stanley Mid Cap Growth Portfolio changed its name to Morgan Stanley Discovery Portfolio.

Effective April 29, 2019, BHFT I: Loomis Sayles Global Markets Portfolio changed its name to Loomis Sayles Global Allocation Portfolio.
On June 6, 2019, Invesco Advisers, Inc. became the sub-adviser to the Invesco Global Equity Portfolio (formerly the Oppenheimer Global Equity Portfolio).
On December 16, 2019, Loomis, Sayles & Company, Inc. became the subadviser to the Loomis Sayles Growth Portfolio (formerly the ClearBridge Aggressive Growth Portfolio).
Distribution of the Contracts
Currently the Contracts are not available for new sales.
Brighthouse Securities, LLC (“Distributor”) serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter over the past three years:
Fiscal year	Aggregate Amount of Commissions Paid to Distributor*	Aggregate Amount of Commissions Retained by Distributor After Payments to its Registered Persons and Selling Firms
2019	$4,129,497	$0
2018	$5,284,609	$0
2017	$3,820,766	$0

*	Includes sales compensation paid to registered persons of Distributor.
Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor’s operating and other expenses.
Calculation of Performance Data
Average Annual Total Return
We may provide illustrations of hypothetical average annual total returns for each Subaccount, based on the actual investment experience of the Subaccounts, the Brighthouse Funds Trust I (formerly Met Investors Series Trust) the Brighthouse Funds Trust II (formerly the Metropolitan Fund), and the American Funds Insurance Series. This information does not indicate or represent future performance. Average annual total returns will be provided for a sub-account for 1, 5 and 10 years, or for a shorter period, if applicable.
We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.
Subaccount Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Subaccount through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. This information does not indicate or represent future performance.
Certain portfolios of the Brighthouse Funds Trust II and Brighthouse Funds Trust I have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see “INVESTMENT ADVICE” on page II-3.
As discussed in the prospectus in the section entitled “Investment Performance Information”, the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under “Investment Performance Information.” The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.
We may also show daily Unit Values for each Subaccount in advertising and sales literature, including our website.
Calculation of Yields
7-Day Yield
From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Bond Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.
The current yield will be calculated according to the following formula:
Current Yield = ((NCF – ES)/UV) x (365/7)
Where:
NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.
ES = per unit expenses for the hypothetical account for the 7-day period.
UV = the unit value on the first day of the 7-day period.
We may also quote the effective yield of the BlackRock Ultra-Short Bond Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
Effective Yield = (1 + ((NCF – ES)/UV))365/7 – 1
Where:
NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.
ES = per unit expenses of the hypothetical account for the 7-day period.
UV = the unit value for the first day of the 7-day period.
Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Bond Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund’s operating expenses. Yields on amounts held in the BlackRock Ultra-Short Bond Subaccount may also be presented for periods other than a 7-day period.
Other Subaccount Yields
From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Subaccounts (other than the BlackRock Ultra-Short Bond Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Subaccount units less Subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.
The 30-day or one-month yield is calculated according to the following formula:
Yield = 2 x ((((NI – ES)/(U x UV)) + 1)(6) – 1)
Where:
NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Subaccount’s units.
ES = expenses of the subaccount for the 30-day or one-month period.
U = the average number of units outstanding.
UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.
Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.
Net Investment Factor
The Company determines the net investment factor (“Net Investment Factor”) any subaccount for on each day on which the New York Stock Exchange is open for trading as follows:
(1)	The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;
(2)	Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.
(3)	This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.
(4)	Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.
Annuity Payments
At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.
The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests.
The selection of an assumed investment return (“Assumed Investment Return”) will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.
Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.
The number of annuity units credited under a variable payment option is determined as follows:
(1)	The Contract proceeds are applied at the Company’s annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)
(2)	The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds.
The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined no more than 14 days before the payment is due.

The value of an annuity unit for each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See “Net Investment Factor” above.)
The annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor (“Assumed Interest Factor”) for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract’s annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract’s Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.
Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.
Hypothetical Illustrations of Annuity Income Payouts
We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.
The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds’ management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled “FEDERAL INCOME TAX CONSIDERATIONS”.
When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Investment Return of 5% from which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.
The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.
As noted in the prospectus under “Investment Performance Information”, we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

Historical Illustrations of Annuity Income Payouts
We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.
The illustrations reflect the daily charge to the subaccounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain subaccounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds’ management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled “Expense Table” for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled “FEDERAL INCOME TAX CONSIDERATIONS.”
The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return (AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.
The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.
The Fixed Account
Unless you request otherwise, a partial surrender will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company’s general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company’s general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.
The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-

existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the subaccounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the Investment Return which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.
Unless you request otherwise, we will allocate loan repayment amounts to the Fixed Account and the subaccounts of the Variable Account according to the allocation instructions we have on file from you. The rate of interest for each loan repayment applied to the Fixed Account will be the interest rate set by us in advance for that date. [If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the BlackRock Ultra-Short Bond Subaccount instead.]
We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.
Tax Status of the Contracts
Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements.    Section 817 of the Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.
If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.
Required Distributions.     In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Other rules may apply to Qualified Contracts.
Independent Registered Public Accounting Firm
The financial statements comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
Independent AUDITORS
The statutory-basis financial statements of New England Life Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
Legal Matters
The SEC requires the Eligible Funds’ Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the statutory-basis financial statements of the Company are included herein.
The statutory-basis financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
New England Variable Annuity Separate Account
and Board of Directors of
New England Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of New
England Variable Annuity Separate Account (the "Separate Account") of New
England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of
December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 1996.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                    AMERICAN FUNDS(R)
                                              AMERICAN FUNDS(R)       GLOBAL SMALL        AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                    BOND             CAPITALIZATION            GROWTH            GROWTH-INCOME
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------   -------------------   -------------------   -------------------

ASSETS:
   Investments at fair value..............  $        21,110,346   $        77,899,557   $       267,113,571   $       159,842,983
   Due from New England Life Insurance
     Company..............................                   --                    --                    --                    --
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................           21,110,346            77,899,557           267,113,571           159,842,983
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                  127                   142                   103                   151
   Due to New England Life Insurance
     Company..............................                    5                     2                    11                     2
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                  132                   144                   114                   153
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $        21,110,214   $        77,899,413   $       267,113,457   $       159,842,830
                                            ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        21,103,565   $        77,609,224   $       266,398,347   $       159,321,652
   Net assets from contracts in payout....                6,649               290,189               715,110               521,178
                                            -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................  $        21,110,214   $        77,899,413   $       267,113,457   $       159,842,830
                                            ===================   ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

                                      1

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                        BHFTI
                                                                  AMERICAN FUNDS(R)          BHFTI                BHFTI
                                              BHFTI AB GLOBAL         BALANCED         AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                            DYNAMIC ALLOCATION       ALLOCATION        GROWTH ALLOCATION   MODERATE ALLOCATION
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $         3,048,628  $       140,904,186  $       319,180,866  $        92,075,721
   Due from New England Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            3,048,628          140,904,186          319,180,866           92,075,721
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   53                   65                   55                   37
   Due to New England Life Insurance
     Company..............................                    2                    2                    8                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   55                   67                   63                   38
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         3,048,573  $       140,904,119  $       319,180,803  $        92,075,683
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         3,048,573  $       140,807,933  $       319,158,076  $        92,075,683
   Net assets from contracts in payout....                   --               96,186               22,727                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         3,048,573  $       140,904,119  $       319,180,803  $        92,075,683
                                            ===================  ===================  ===================  ===================

                                                                                              BHFTI
                                                  BHFTI AQR              BHFTI             BRIGHTHOUSE             BHFTI
                                                 GLOBAL RISK       BLACKROCK GLOBAL           ASSET             BRIGHTHOUSE
                                                  BALANCED        TACTICAL STRATEGIES    ALLOCATION 100        BALANCED PLUS
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $         4,905,108  $          5,374,049  $        20,196,153  $        20,788,233
   Due from New England Life Insurance
     Company..............................                   --                    --                   --                    5
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................            4,905,108             5,374,049           20,196,153           20,788,238
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  108                    96                  117                   47
   Due to New England Life Insurance
     Company..............................                    2                     9                    7                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                  110                   105                  124                   47
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $         4,904,998  $          5,373,944  $        20,196,029  $        20,788,191
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,904,197  $          5,347,783  $        20,082,456  $        20,763,140
   Net assets from contracts in payout....                  801                26,161              113,573               25,051
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $         4,904,998  $          5,373,944  $        20,196,029  $        20,788,191
                                            ===================  ====================  ===================  ===================

                                                   BHFTI                BHFTI
                                               BRIGHTHOUSE/         BRIGHTHOUSE/
                                               FRANKLIN LOW          WELLINGTON
                                                 DURATION             LARGE CAP
                                               TOTAL RETURN           RESEARCH
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        11,274,427  $        13,262,277
   Due from New England Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           11,274,427           13,262,277
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  102                  148
   Due to New England Life Insurance
     Company..............................                    2                   15
                                            -------------------  -------------------
       Total Liabilities..................                  104                  163
                                            -------------------  -------------------

NET ASSETS................................  $        11,274,323  $        13,262,114
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,271,333  $        13,223,279
   Net assets from contracts in payout....                2,990               38,835
                                            -------------------  -------------------
       Total Net Assets...................  $        11,274,323  $        13,262,114
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                               BHFTI CLARION            BHFTI            BHFTI INVESCO
                                                  GLOBAL           HARRIS OAKMARK        BALANCED-RISK        BHFTI INVESCO
                                                REAL ESTATE         INTERNATIONAL         ALLOCATION          GLOBAL EQUITY
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        35,838,156  $        80,845,326  $         3,264,816  $        21,853,290
   Due from New England Life Insurance
     Company..............................                   --                    9                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           35,838,156           80,845,335            3,264,816           21,853,290
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  110                  256                   68                   87
   Due to New England Life Insurance
     Company..............................                    4                   --                    5                    4
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  114                  256                   73                   91
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        35,838,042  $        80,845,079  $         3,264,743  $        21,853,199
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        35,835,275  $        80,458,691  $         3,264,743  $        21,852,101
   Net assets from contracts in payout....                2,767              386,388                   --                1,098
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        35,838,042  $        80,845,079  $         3,264,743  $        21,853,199
                                            ===================  ===================  ===================  ===================

                                                                         BHFTI                BHFTI
                                                BHFTI INVESCO          JPMORGAN           LOOMIS SAYLES            BHFTI
                                                  SMALL CAP          GLOBAL ACTIVE           GLOBAL            LOOMIS SAYLES
                                                   GROWTH             ALLOCATION           ALLOCATION             GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $         6,911,508  $         4,357,948  $         6,118,593  $        48,306,273
   Due from New England Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            6,911,508            4,357,948            6,118,593           48,306,273
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  187                   61                  129                  345
   Due to New England Life Insurance
     Company..............................                   --                    5                   --                   10
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  187                   66                  129                  355
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         6,911,321  $         4,357,882  $         6,118,464  $        48,305,918
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         6,893,154  $         4,357,882  $         6,075,102  $        48,015,233
   Net assets from contracts in payout....               18,167                   --               43,362              290,685
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         6,911,321  $         4,357,882  $         6,118,464  $        48,305,918
                                            ===================  ===================  ===================  ===================

                                                    BHFTI
                                                   METLIFE           BHFTI MFS(R)
                                                 MULTI-INDEX           RESEARCH
                                                TARGETED RISK        INTERNATIONAL
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $         3,124,539  $        38,489,756
   Due from New England Life Insurance
     Company..............................                   --                    1
                                            -------------------  -------------------
       Total Assets.......................            3,124,539           38,489,757
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   39                  127
   Due to New England Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   39                  127
                                            -------------------  -------------------

NET ASSETS................................  $         3,124,500  $        38,489,630
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         3,124,500  $        38,426,950
   Net assets from contracts in payout....                   --               62,680
                                            -------------------  -------------------
       Total Net Assets...................  $         3,124,500  $        38,489,630
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                       BHFTI
                                                  BHFTI              PANAGORA              BHFTI                BHFTI
                                             MORGAN STANLEY           GLOBAL          PIMCO INFLATION           PIMCO
                                                DISCOVERY        DIVERSIFIED RISK     PROTECTED BOND        TOTAL RETURN
                                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value.............  $       13,425,775  $           990,872  $        30,301,051  $      134,897,720
   Due from New England Life Insurance
     Company.............................                   3                   --                   --                  --
                                           ------------------  -------------------  -------------------  ------------------
       Total Assets......................          13,425,778              990,872           30,301,051         134,897,720
                                           ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees..........................                 151                   32                   86                 234
   Due to New England Life Insurance
     Company.............................                  --                   33                    4                   1
                                           ------------------  -------------------  -------------------  ------------------
       Total Liabilities.................                 151                   65                   90                 235
                                           ------------------  -------------------  -------------------  ------------------

NET ASSETS...............................  $       13,425,627  $           990,807  $        30,300,961  $      134,897,485
                                           ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       13,402,445  $           990,807  $        30,282,038  $      134,590,945
   Net assets from contracts in payout...              23,182                   --               18,923             306,540
                                           ------------------  -------------------  -------------------  ------------------
       Total Net Assets..................  $       13,425,627  $           990,807  $        30,300,961  $      134,897,485
                                           ==================  ===================  ===================  ==================

                                                  BHFTI
                                                SCHRODERS           BHFTI SSGA                              BHFTI T. ROWE
                                                 GLOBAL             GROWTH AND          BHFTI SSGA          PRICE MID CAP
                                               MULTI-ASSET          INCOME ETF          GROWTH ETF             GROWTH
                                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value.............  $        3,745,778  $        44,499,167  $        36,721,361  $       65,565,333
   Due from New England Life Insurance
     Company.............................                  --                   --                   --                  --
                                           ------------------  -------------------  -------------------  ------------------
       Total Assets......................           3,745,778           44,499,167           36,721,361          65,565,333
                                           ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees..........................                  42                   88                  120                 131
   Due to New England Life Insurance
     Company.............................                   1                    5                   10                  11
                                           ------------------  -------------------  -------------------  ------------------
       Total Liabilities.................                  43                   93                  130                 142
                                           ------------------  -------------------  -------------------  ------------------

NET ASSETS...............................  $        3,745,735  $        44,499,074  $        36,721,231  $       65,565,191
                                           ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        3,745,735  $        44,499,074  $        36,677,750  $       65,410,748
   Net assets from contracts in payout...                  --                   --               43,481             154,443
                                           ------------------  -------------------  -------------------  ------------------
       Total Net Assets..................  $        3,745,735  $        44,499,074  $        36,721,231  $       65,565,191
                                           ==================  ===================  ===================  ==================

                                                   BHFTI           BHFTI WESTERN
                                                  VICTORY        ASSET MANAGEMENT
                                                 SYCAMORE           GOVERNMENT
                                               MID CAP VALUE          INCOME
                                                SUBACCOUNT          SUBACCOUNT
                                           -------------------  ------------------

ASSETS:
   Investments at fair value.............  $        40,518,052  $        2,214,725
   Due from New England Life Insurance
     Company.............................                   --                  --
                                           -------------------  ------------------
       Total Assets......................           40,518,052           2,214,725
                                           -------------------  ------------------
LIABILITIES:
   Accrued fees..........................                  208                  17
   Due to New England Life Insurance
     Company.............................                    4                   2
                                           -------------------  ------------------
       Total Liabilities.................                  212                  19
                                           -------------------  ------------------

NET ASSETS...............................  $        40,517,840  $        2,214,706
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        40,024,062  $        2,214,706
   Net assets from contracts in payout...              493,778                  --
                                           -------------------  ------------------
       Total Net Assets..................  $        40,517,840  $        2,214,706
                                           ===================  ==================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                             BHFTII BAILLIE                                BHFTII               BHFTII
                                                 GIFFORD              BHFTII              BLACKROCK            BLACKROCK
                                              INTERNATIONAL          BLACKROCK             CAPITAL            ULTRA-SHORT
                                                  STOCK             BOND INCOME         APPRECIATION           TERM BOND
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        31,219,763  $        59,251,478  $         69,824,695  $        24,441,812
   Due from New England Life Insurance
     Company............................                    1                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           31,219,764           59,251,478            69,824,695           24,441,812
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  254                  173                   267                  155
   Due to New England Life Insurance
     Company............................                   --                    5                    18                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  254                  178                   285                  157
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        31,219,510  $        59,251,300  $         69,824,410  $        24,441,655
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,004,193  $        58,407,550  $         68,206,896  $        24,121,798
   Net assets from contracts in payout..              215,317              843,750             1,617,514              319,857
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        31,219,510  $        59,251,300  $         69,824,410  $        24,441,655
                                          ===================  ===================  ====================  ===================

                                                 BHFTII               BHFTII                BHFTII               BHFTII
                                               BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE          BRIGHTHOUSE
                                                  ASSET                ASSET                 ASSET                ASSET
                                              ALLOCATION 20        ALLOCATION 40         ALLOCATION 60        ALLOCATION 80
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $         38,963,704  $        80,648,807  $       334,088,076  $       532,241,014
   Due from New England Life Insurance
     Company............................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            38,963,704           80,648,807          334,088,076          532,241,014
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    86                   61                   63                   30
   Due to New England Life Insurance
     Company............................                     5                    1                    6                   26
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    91                   62                   69                   56
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         38,963,613  $        80,648,745  $       334,088,007  $       532,240,958
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         38,963,613  $        80,628,876  $       333,575,344  $       532,139,528
   Net assets from contracts in payout..                    --               19,869              512,663              101,430
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         38,963,613  $        80,648,745  $       334,088,007  $       532,240,958
                                          ====================  ===================  ===================  ===================

                                                 BHFTII               BHFTII
                                              BRIGHTHOUSE/         BRIGHTHOUSE/
                                                 ARTISAN            WELLINGTON
                                              MID CAP VALUE          BALANCED
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------

ASSETS:
   Investments at fair value............  $         79,402,265  $        10,535,202
   Due from New England Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            79,402,265           10,535,202
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   240                  154
   Due to New England Life Insurance
     Company............................                    --                    6
                                          --------------------  -------------------
       Total Liabilities................                   240                  160
                                          --------------------  -------------------

NET ASSETS..............................  $         79,402,025  $        10,535,042
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         78,613,764  $        10,533,777
   Net assets from contracts in payout..               788,261                1,265
                                          --------------------  -------------------
       Total Net Assets.................  $         79,402,025  $        10,535,042
                                          ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                   BHFTII
                                                BRIGHTHOUSE/
                                                 WELLINGTON            BHFTII                                    BHFTII
                                                 CORE EQUITY          FRONTIER              BHFTII            LOOMIS SAYLES
                                                OPPORTUNITIES      MID CAP GROWTH       JENNISON GROWTH      SMALL CAP CORE
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value..............  $       195,141,860  $         9,249,984  $        19,746,941  $       61,504,421
   Due from New England Life Insurance
     Company..............................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................          195,141,860            9,249,984           19,746,941          61,504,421
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  181                  108                  264                 300
   Due to New England Life Insurance
     Company..............................                   19                    7                   23                   3
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  200                  115                  287                 303
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       195,141,660  $         9,249,869  $        19,746,654  $       61,504,118
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       192,732,420  $         9,249,869  $        19,634,802  $       60,483,560
   Net assets from contracts in payout....            2,409,240                   --              111,852           1,020,558
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       195,141,660  $         9,249,869  $        19,746,654  $       61,504,118
                                            ===================  ===================  ===================  ==================

                                                   BHFTII              BHFTII
                                                LOOMIS SAYLES          METLIFE
                                                  SMALL CAP           AGGREGATE         BHFTII METLIFE       BHFTII METLIFE
                                                   GROWTH            BOND INDEX       MID CAP STOCK INDEX  MSCI EAFE(R) INDEX
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value..............  $        16,703,696  $        35,208,862  $        36,188,082  $       30,436,824
   Due from New England Life Insurance
     Company..............................                   --                   --                   --                   3
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................           16,703,696           35,208,862           36,188,082          30,436,827
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  133                  162                  134                 119
   Due to New England Life Insurance
     Company..............................                    4                    5                   13                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  137                  167                  147                 119
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $        16,703,559  $        35,208,695  $        36,187,935  $       30,436,708
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        16,609,022  $        34,973,076  $        35,995,377  $       30,250,738
   Net assets from contracts in payout....               94,537              235,619              192,558             185,970
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $        16,703,559  $        35,208,695  $        36,187,935  $       30,436,708
                                            ===================  ===================  ===================  ==================

                                               BHFTII METLIFE         BHFTII METLIFE
                                            RUSSELL 2000(R) INDEX       STOCK INDEX
                                                 SUBACCOUNT             SUBACCOUNT
                                            ---------------------  -------------------

ASSETS:
   Investments at fair value..............  $        32,817,841    $        64,164,997
   Due from New England Life Insurance
     Company..............................                   --                     --
                                            ---------------------  -------------------
       Total Assets.......................           32,817,841             64,164,997
                                            ---------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  137                    182
   Due to New England Life Insurance
     Company..............................                    1                      6
                                            ---------------------  -------------------
       Total Liabilities..................                  138                    188
                                            ---------------------  -------------------

NET ASSETS................................  $        32,817,703    $        64,164,809
                                            =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        32,316,779    $        63,797,131
   Net assets from contracts in payout....              500,924                367,678
                                            ---------------------  -------------------
       Total Net Assets...................  $        32,817,703    $        64,164,809
                                            =====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                                                                                 BHFTII
                                                  BHFTII               BHFTII          BHFTII NEUBERGER       T. ROWE PRICE
                                            MFS(R) TOTAL RETURN     MFS(R) VALUE        BERMAN GENESIS      LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  ------------------  -------------------

ASSETS:
   Investments at fair value..............  $        35,579,907  $        98,166,547  $       72,486,600  $        59,536,767
   Due from New England Life Insurance
     Company..............................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................           35,579,907           98,166,547          72,486,600           59,536,767
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  203                  281                 268                  121
   Due to New England Life Insurance
     Company..............................                   10                   --                  --                    3
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                  213                  281                 268                  124
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $        35,579,694  $        98,166,266  $       72,486,332  $        59,536,643
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        35,199,057  $        96,302,812  $       71,966,297  $        59,091,601
   Net assets from contracts in payout....              380,637            1,863,454             520,035              445,042
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $        35,579,694  $        98,166,266  $       72,486,332  $        59,536,643
                                            ===================  ===================  ==================  ===================

                                                                   BHFTII WESTERN
                                                  BHFTII          ASSET MANAGEMENT     BHFTII WESTERN
                                               T. ROWE PRICE       STRATEGIC BOND     ASSET MANAGEMENT
                                             SMALL CAP GROWTH       OPPORTUNITIES      U.S. GOVERNMENT
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       25,885,219  $       103,785,537  $        36,533,575
   Due from New England Life Insurance
     Company..............................                  --                   --                   --
                                            ------------------  -------------------  -------------------
       Total Assets.......................          25,885,219          103,785,537           36,533,575
                                            ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 127                  304                  253
   Due to New England Life Insurance
     Company..............................                   6                    6                    4
                                            ------------------  -------------------  -------------------
       Total Liabilities..................                 133                  310                  257
                                            ------------------  -------------------  -------------------

NET ASSETS................................  $       25,885,086  $       103,785,227  $        36,533,318
                                            ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       25,867,423  $       103,040,272  $        35,891,048
   Net assets from contracts in payout....              17,663              744,955              642,270
                                            ------------------  -------------------  -------------------
       Total Net Assets...................  $       25,885,086  $       103,785,227  $        36,533,318
                                            ==================  ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                    AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)      GLOBAL SMALL       AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                     BOND            CAPITALIZATION           GROWTH            GROWTH-INCOME
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           545,844  $           116,907  $         1,884,979  $         2,549,021
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              329,829            1,157,657            3,912,632            2,420,597
      Administrative charges...............                  696                2,456               10,207                7,486
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              330,525            1,160,113            3,922,839            2,428,083
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              215,319          (1,043,206)          (2,037,860)              120,938
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            4,894,948           27,503,954           16,119,568
      Realized gains (losses) on sale of
        investments........................              (4,073)            1,864,621            9,989,673            5,399,798
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              (4,073)            6,759,569           37,493,627           21,519,366
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,418,641           13,982,637           29,952,387           12,699,878
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,414,568           20,742,206           67,446,014           34,219,244
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,629,887  $        19,699,000  $        65,408,154  $        34,340,182
                                             ===================  ===================  ===================  ===================

                                                                         BHFTI                BHFTI                 BHFTI
                                               BHFTI AB GLOBAL     AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                             DYNAMIC ALLOCATION   BALANCED ALLOCATION   GROWTH ALLOCATION    MODERATE ALLOCATION
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           106,464  $         2,475,898  $         5,231,603  $         1,890,654
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               37,803            1,691,756            3,826,475            1,170,591
      Administrative charges...............                   --                  417                  115                  347
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               37,803            1,692,173            3,826,590            1,170,938
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               68,661              783,725            1,405,013              719,716
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               60,207            9,784,432           26,127,241            5,377,437
      Realized gains (losses) on sale of
        investments........................               35,786            1,533,615            4,208,651              784,102
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......               95,993           11,318,047           30,335,892            6,161,539
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              305,854           10,549,279           30,236,625            6,064,432
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              401,847           21,867,326           60,572,517           12,225,971
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           470,508  $        22,651,051  $        61,977,530  $        12,945,687
                                             ===================  ===================  ===================  ====================

                                                   BHFTI AQR             BHFTI
                                                  GLOBAL RISK      BLACKROCK GLOBAL
                                                   BALANCED       TACTICAL STRATEGIES
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           151,606  $            10,534
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               63,357               68,814
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................               63,357               68,814
                                             -------------------  -------------------
          Net investment income (loss).....               88,249             (58,280)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (164,142)                3,378
                                             -------------------  -------------------
          Net realized gains (losses)......            (164,142)                3,378
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              944,248            1,023,366
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              780,106            1,026,744
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           868,355  $           968,464
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                               BHFTI                BHFTI
                                                    BHFTI                                  BRIGHTHOUSE/         BRIGHTHOUSE/
                                                 BRIGHTHOUSE             BHFTI             FRANKLIN LOW          WELLINGTON
                                                    ASSET             BRIGHTHOUSE            DURATION             LARGE CAP
                                               ALLOCATION 100        BALANCED PLUS         TOTAL RETURN           RESEARCH
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           298,710  $           411,916  $           289,867  $           117,369
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              245,583              263,990              125,284              150,501
      Administrative charges...............                  486                   --                2,405                  415
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              246,069              263,990              127,689              150,916
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               52,641              147,926              162,178             (33,547)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,089,468                   --                   --            1,529,227
      Realized gains (losses) on sale of
        investments........................              234,959                (188)             (34,322)              362,092
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,324,427                (188)             (34,322)            1,891,319
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,116,296            3,768,309              160,516            1,453,291
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,440,723            3,768,121              126,194            3,344,610
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,493,364  $         3,916,047  $           288,372  $         3,311,063
                                             ===================  ===================  ===================  ===================

                                                BHFTI CLARION             BHFTI            BHFTI INVESCO
                                                   GLOBAL            HARRIS OAKMARK        BALANCED-RISK       BHFTI INVESCO
                                                 REAL ESTATE          INTERNATIONAL         ALLOCATION         GLOBAL EQUITY
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         1,143,142  $         1,785,720  $                --  $           169,191
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              469,518              999,845               41,772              265,428
      Administrative charges...............                  739                3,553                   --                  220
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              470,257            1,003,398               41,772              265,648
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              672,885              782,322             (41,772)             (96,457)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            6,297,595                   --            2,683,021
      Realized gains (losses) on sale of
        investments........................            (165,183)          (1,666,273)             (77,941)              629,847
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (165,183)            4,631,322             (77,941)            3,312,868
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            7,353,698           11,127,329              581,704            2,327,104
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            7,188,515           15,758,651              503,763            5,639,972
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,861,400  $        16,540,973  $           461,991  $         5,543,515
                                             ===================  ===================  ===================  ===================

                                                                          BHFTI
                                                BHFTI INVESCO           JPMORGAN
                                                  SMALL CAP           GLOBAL ACTIVE
                                                   GROWTH              ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $           119,282
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               89,286               53,599
      Administrative charges...............                  124                   --
                                             -------------------  -------------------
        Total expenses.....................               89,410               53,599
                                             -------------------  -------------------
          Net investment income (loss).....             (89,410)               65,683
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,218,432                   --
      Realized gains (losses) on sale of
        investments........................            (224,909)               12,256
                                             -------------------  -------------------
          Net realized gains (losses)......              993,523               12,256
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              581,253              545,548
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,574,776              557,804
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,485,366  $           623,487
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                             BHFTI
                                                    BHFTI                BHFTI              METLIFE           BHFTI MFS(R)
                                                LOOMIS SAYLES        LOOMIS SAYLES        MULTI-INDEX           RESEARCH
                                              GLOBAL ALLOCATION         GROWTH           TARGETED RISK        INTERNATIONAL
                                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  -------------------  ------------------

INVESTMENT INCOME:
      Dividends............................  $           90,642  $           411,263  $            68,155  $          507,493
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              79,013              613,763               40,072             470,481
      Administrative charges...............                 173                3,249                   --               1,080
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................              79,186              617,012               40,072             471,561
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....              11,456            (205,749)               28,083              35,932
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             524,380            6,691,746                   --           1,751,469
      Realized gains (losses) on sale of
        investments........................             205,334            1,837,917               36,906             494,241
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......             729,714            8,529,663               36,906           2,245,710
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................             659,732            1,341,426              522,731           6,613,217
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           1,389,446            9,871,089              559,637           8,858,927
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,400,902  $         9,665,340  $           587,720  $        8,894,859
                                             ==================  ===================  ===================  ==================

                                                                          BHFTI
                                                    BHFTI               PANAGORA              BHFTI                BHFTI
                                               MORGAN STANLEY            GLOBAL          PIMCO INFLATION           PIMCO
                                                  DISCOVERY         DIVERSIFIED RISK     PROTECTED BOND        TOTAL RETURN
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  ------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $            31,955  $         1,086,411  $        3,972,731
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              174,903               12,281              404,543           1,745,186
      Administrative charges...............                  917                   --                  465               4,706
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              175,820               12,281              405,008           1,749,892
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....            (175,820)               19,674              681,403           2,222,839
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,629,090                   --                   --                  --
      Realized gains (losses) on sale of
        investments........................            1,075,167                (944)            (525,026)             114,151
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            3,704,257                (944)            (525,026)             114,151
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................              723,909              176,159            2,013,347           7,271,440
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,428,166              175,215            1,488,321           7,385,591
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,252,346  $           194,889  $         2,169,724  $        9,608,430
                                             ===================  ===================  ===================  ==================

                                                     BHFTI
                                                   SCHRODERS          BHFTI SSGA
                                                    GLOBAL            GROWTH AND
                                                  MULTI-ASSET         INCOME ETF
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            55,963  $         1,034,881
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               46,448              553,308
      Administrative charges...............                   --                  173
                                             -------------------  -------------------
        Total expenses.....................               46,448              553,481
                                             -------------------  -------------------
          Net investment income (loss).....                9,515              481,400
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            2,207,004
      Realized gains (losses) on sale of
        investments........................               24,947              384,993
                                             -------------------  -------------------
          Net realized gains (losses)......               24,947            2,591,997
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              661,497            4,427,789
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              686,444            7,019,786
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           695,959  $         7,501,186
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     18

 The accompanying notes are an integral part of these financial statements.

                                     19

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                              BHFTI               BHFTI
                                                                     BHFTI T. ROWE           VICTORY          WESTERN ASSET
                                                 BHFTI SSGA          PRICE MID CAP          SYCAMORE           MANAGEMENT
                                                 GROWTH ETF             GROWTH            MID CAP VALUE     GOVERNMENT INCOME
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                             -------------------  ------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           712,460  $           18,298  $           434,870  $            50,356
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              442,985             840,793              509,433               21,780
      Administrative charges...............                  326               5,328                1,842                   --
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................              443,311             846,121              511,275               21,780
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              269,149           (827,823)             (76,405)               28,576
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,332,782          11,875,316            1,341,425                   --
      Realized gains (losses) on sale of
        investments........................              142,999             915,964             (25,988)             (13,030)
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            2,475,781          12,791,280            1,315,437             (13,030)
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,226,994           5,053,608            8,356,310               78,546
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,702,775          17,844,888            9,671,747               65,516
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,971,924  $       17,017,065  $         9,595,342  $            94,092
                                             ===================  ==================  ===================  ===================

                                                BHFTII BAILLIE                               BHFTII               BHFTII
                                                    GIFFORD             BHFTII              BLACKROCK            BLACKROCK
                                                 INTERNATIONAL         BLACKROCK             CAPITAL            ULTRA-SHORT
                                                     STOCK            BOND INCOME         APPRECIATION           TERM BOND
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  ------------------

INVESTMENT INCOME:
      Dividends............................  $           360,200  $         2,233,565  $            88,977  $          413,347
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              382,264              778,469              856,669             323,570
      Administrative charges...............                5,425                7,809               37,094               2,715
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              387,689              786,278              893,763             326,285
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             (27,489)            1,447,287            (804,786)              87,062
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,838,131                   --           11,063,884                  --
      Realized gains (losses) on sale of
        investments........................              811,985            (220,095)            3,213,917             117,979
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            2,650,116            (220,095)           14,277,801             117,979
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            5,513,578            3,669,675            4,341,694            (48,590)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            8,163,694            3,449,580           18,619,495              69,389
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,136,205  $         4,896,867  $        17,814,709  $          156,451
                                             ===================  ===================  ===================  ==================

                                                    BHFTII               BHFTII
                                                  BRIGHTHOUSE          BRIGHTHOUSE
                                                     ASSET                ASSET
                                                 ALLOCATION 20        ALLOCATION 40
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           878,450  $         1,849,044
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              514,184            1,067,367
      Administrative charges...............                  433                  672
                                             -------------------  -------------------
        Total expenses.....................              514,617            1,068,039
                                             -------------------  -------------------
          Net investment income (loss).....              363,833              781,005
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              777,949            4,231,606
      Realized gains (losses) on sale of
        investments........................            (124,970)              262,481
                                             -------------------  -------------------
          Net realized gains (losses)......              652,979            4,494,087
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,006,931            5,919,273
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,659,910           10,413,360
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,023,743  $        11,194,365
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                   BHFTII                BHFTII              BHFTII               BHFTII
                                                 BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/         BRIGHTHOUSE/
                                                    ASSET                 ASSET              ARTISAN            WELLINGTON
                                                ALLOCATION 60         ALLOCATION 80       MID CAP VALUE          BALANCED
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         6,559,863  $         9,308,509  $           479,793  $           202,953
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,252,796            6,594,767            1,015,720              129,456
      Administrative charges...............                2,630                2,660               11,859                  205
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,255,426            6,597,427            1,027,579              129,661
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            2,304,437            2,711,082            (547,786)               73,292
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           26,917,123           53,820,803            9,543,893              624,430
      Realized gains (losses) on sale of
        investments........................            2,625,009            6,657,824              608,095               76,214
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           29,542,132           60,478,627           10,151,988              700,644
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           23,569,218           41,861,267            6,149,318            1,178,636
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           53,111,350          102,339,894           16,301,306            1,879,280
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        55,415,787  $       105,050,976  $        15,753,520  $         1,952,572
                                             ===================  ===================  ===================  ===================

                                                   BHFTII
                                                BRIGHTHOUSE/
                                                 WELLINGTON             BHFTII                                     BHFTII
                                                 CORE EQUITY           FRONTIER               BHFTII            LOOMIS SAYLES
                                                OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH      SMALL CAP CORE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $         2,829,575  $                --  $            48,988  $              6,002
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,443,832              118,393              247,413               785,741
      Administrative charges...............               38,317                  208                1,986                20,783
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            2,482,149              118,601              249,399               806,524
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....              347,426            (118,601)            (200,411)             (800,522)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           15,997,520            1,377,602            2,870,467             6,575,704
      Realized gains (losses) on sale of
        investments........................            5,002,218              397,826              447,797               654,079
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......           20,999,738            1,775,428            3,318,264             7,229,783
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           27,477,410              897,477            1,930,331             6,577,891
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           48,477,148            2,672,905            5,248,595            13,807,674
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        48,824,574  $         2,554,304  $         5,048,184  $         13,007,152
                                             ===================  ===================  ===================  ====================

                                                   BHFTII                BHFTII
                                                LOOMIS SAYLES            METLIFE
                                                  SMALL CAP             AGGREGATE
                                                   GROWTH              BOND INDEX
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $         1,077,357
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              207,530              460,354
      Administrative charges...............                  703                1,043
                                             -------------------  -------------------
        Total expenses.....................              208,233              461,397
                                             -------------------  -------------------
          Net investment income (loss).....            (208,233)              615,960
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,914,527                   --
      Realized gains (losses) on sale of
        investments........................              372,609             (35,795)
                                             -------------------  -------------------
          Net realized gains (losses)......            3,287,136             (35,795)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              594,733            1,898,986
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,881,869            1,863,191
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,673,636  $         2,479,151
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     22

 The accompanying notes are an integral part of these financial statements.

                                     23

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                               BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                             MID CAP STOCK INDEX  MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX      STOCK INDEX
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  ---------------------  ------------------

INVESTMENT INCOME:
      Dividends............................  $           405,027  $           749,552   $           306,025   $        1,208,694
                                             -------------------  -------------------  ---------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              447,732              372,010               414,054              779,234
      Administrative charges...............                1,209                  991                 1,596                3,099
                                             -------------------  -------------------  ---------------------  ------------------
        Total expenses.....................              448,941              373,001               415,650              782,333
                                             -------------------  -------------------  ---------------------  ------------------
          Net investment income (loss).....             (43,914)              376,551             (109,625)              426,361
                                             -------------------  -------------------  ---------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,519,880              224,866             3,185,224            4,772,702
      Realized gains (losses) on sale of
        investments........................              788,000              419,400             1,200,274            3,938,365
                                             -------------------  -------------------  ---------------------  ------------------
          Net realized gains (losses)......            4,307,880              644,266             4,385,498            8,711,067
                                             -------------------  -------------------  ---------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,365,616            4,419,192             2,638,983            6,629,604
                                             -------------------  -------------------  ---------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            7,673,496            5,063,458             7,024,481           15,340,671
                                             -------------------  -------------------  ---------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,629,582  $         5,440,009   $         6,914,856   $       15,767,032
                                             ===================  ===================  =====================  ==================

                                                                                                                  BHFTII
                                                   BHFTII               BHFTII          BHFTII NEUBERGER       T. ROWE PRICE
                                             MFS(R) TOTAL RETURN     MFS(R) VALUE        BERMAN GENESIS      LARGE CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  ------------------

INVESTMENT INCOME:
      Dividends............................  $           769,992  $         1,709,742  $            45,143  $          109,796
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              448,510            1,219,099              913,582             746,991
      Administrative charges...............                9,847               14,125                5,368               2,246
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              458,357            1,233,224              918,950             749,237
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....              311,635              476,518            (873,807)           (639,441)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,418,780            6,499,930           10,060,808           9,103,116
      Realized gains (losses) on sale of
        investments........................              558,348             (20,336)            2,353,666           1,484,469
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            1,977,128            6,479,594           12,414,474          10,587,585
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,636,856           16,984,336            6,023,255           5,052,665
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,613,984           23,463,930           18,437,729          15,640,250
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,925,619  $        23,940,448  $        17,563,922  $       15,000,809
                                             ===================  ===================  ===================  ==================

                                                                     BHFTII WESTERN
                                                    BHFTII          ASSET MANAGEMENT
                                                 T. ROWE PRICE       STRATEGIC BOND
                                               SMALL CAP GROWTH       OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $         4,960,321
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              322,197            1,336,644
      Administrative charges...............                  683                7,526
                                             -------------------  -------------------
        Total expenses.....................              322,880            1,344,170
                                             -------------------  -------------------
          Net investment income (loss).....            (322,880)            3,616,151
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,777,778                   --
      Realized gains (losses) on sale of
        investments........................              709,330              701,932
                                             -------------------  -------------------
          Net realized gains (losses)......            4,487,108              701,932
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,677,979            8,360,293
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            7,165,087            9,062,225
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,842,207  $        12,678,376
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                               BHFTII WESTERN
                                                                                                              ASSET MANAGEMENT
                                                                                                               U.S. GOVERNMENT
                                                                                                                 SUBACCOUNT
                                                                                                             -------------------

INVESTMENT INCOME:
      Dividends............................................................................................  $           987,618
                                                                                                             -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................................................................................              480,035
      Administrative charges...............................................................................                2,966
                                                                                                             -------------------
        Total expenses.....................................................................................              483,001
                                                                                                             -------------------
          Net investment income (loss).....................................................................              504,617
                                                                                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................................................................                   --
      Realized gains (losses) on sale of
        investments........................................................................................            (181,757)
                                                                                                             -------------------
          Net realized gains (losses)......................................................................            (181,757)
                                                                                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................................................................................            1,376,359
                                                                                                             -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................................................................................            1,194,602
                                                                                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........................................................................  $         1,699,219
                                                                                                             ===================

 The accompanying notes are an integral part of these financial statements.

                                     26

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                               AMERICAN FUNDS(R)
                                         AMERICAN FUNDS(R) BOND           GLOBAL SMALL CAPITALIZATION
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019             2018              2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       215,319  $       186,652  $   (1,043,206)  $   (1,274,615)
   Net realized gains (losses).....          (4,073)        (183,473)        6,759,569        6,691,065
   Change in unrealized gains
     (losses) on investments.......        1,418,641        (600,708)       13,982,637     (14,746,239)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,629,887        (597,529)       19,699,000      (9,329,789)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           29,750          111,393          243,620          382,489
   Net transfers (including fixed
     account)......................          417,534          824,038      (2,453,430)      (1,750,679)
   Contract charges................        (158,480)        (173,015)        (431,013)        (468,660)
   Transfers for contract benefits
     and terminations..............      (2,893,104)      (4,158,120)     (10,337,929)     (12,909,325)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,604,300)      (3,395,704)     (12,978,752)     (14,746,175)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (974,413)      (3,993,233)        6,720,248     (24,075,964)
NET ASSETS:
   Beginning of year...............       22,084,627       26,077,860       71,179,165       95,255,129
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    21,110,214  $    22,084,627  $    77,899,413  $    71,179,165
                                     ===============  ===============  ===============  ===============

                                        AMERICAN FUNDS(R) GROWTH        AMERICAN FUNDS(R) GROWTH-INCOME
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019             2018             2019             2018
                                     ---------------  ---------------  --------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (2,037,860)  $   (3,281,719)  $      120,938   $     (376,925)
   Net realized gains (losses).....       37,493,627       47,550,299      21,519,366        21,396,598
   Change in unrealized gains
     (losses) on investments.......       29,952,387     (44,490,988)      12,699,878      (24,647,469)
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       65,408,154        (222,408)      34,340,182       (3,627,796)
                                     ---------------  ---------------  --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          945,853        1,040,331         538,989           718,893
   Net transfers (including fixed
     account)......................      (6,468,281)     (17,899,804)     (2,890,169)       (7,363,664)
   Contract charges................      (1,362,480)      (1,503,346)       (772,544)         (860,751)
   Transfers for contract benefits
     and terminations..............     (35,274,721)     (44,703,489)    (23,498,140)      (27,194,237)
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (42,159,629)     (63,066,308)    (26,621,864)      (34,699,759)
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets...............       23,248,525     (63,288,716)       7,718,318      (38,327,555)
NET ASSETS:
   Beginning of year...............      243,864,932      307,153,648     152,124,512       190,452,067
                                     ---------------  ---------------  --------------   ---------------
   End of year.....................  $   267,113,457  $   243,864,932  $  159,842,830   $   152,124,512
                                     ===============  ===============  ==============   ===============

                                              BHFTI AB GLOBAL               BHFTI AMERICAN FUNDS(R)
                                            DYNAMIC ALLOCATION                BALANCED ALLOCATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019             2018             2019              2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        68,661  $        14,482  $       783,725  $       309,953
   Net realized gains (losses).....           95,993           87,881       11,318,047       10,708,948
   Change in unrealized gains
     (losses) on investments.......          305,854        (399,097)       10,549,279     (18,422,974)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          470,508        (296,734)       22,651,051      (7,404,073)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            8,150          130,102          122,132          320,182
   Net transfers (including fixed
     account)......................        (148,412)        (185,684)        3,975,180         (67,821)
   Contract charges................         (28,136)         (32,866)      (1,466,411)      (1,503,445)
   Transfers for contract benefits
     and terminations..............        (211,594)        (763,983)     (14,328,852)     (16,814,775)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (379,992)        (852,431)     (11,697,951)     (18,065,859)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           90,516      (1,149,165)       10,953,100     (25,469,932)
NET ASSETS:
   Beginning of year...............        2,958,057        4,107,222      129,951,019      155,420,951
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     3,048,573  $     2,958,057  $   140,904,119  $   129,951,019
                                     ===============  ===============  ===============  ===============

                                          BHFTI AMERICAN FUNDS(R)
                                             GROWTH ALLOCATION
                                                SUBACCOUNT
                                     --------------------------------
                                           2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,405,013  $     (121,795)
   Net realized gains (losses).....       30,335,892       26,588,404
   Change in unrealized gains
     (losses) on investments.......       30,236,625     (48,390,104)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       61,977,530     (21,923,495)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,039,806        3,543,446
   Net transfers (including fixed
     account)......................      (5,046,932)        4,160,639
   Contract charges................      (3,403,139)      (3,454,476)
   Transfers for contract benefits
     and terminations..............     (34,097,419)     (38,951,968)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (41,507,684)     (34,702,359)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............       20,469,846     (56,625,854)
NET ASSETS:
   Beginning of year...............      298,710,957      355,336,811
                                     ---------------  ---------------
   End of year.....................  $   319,180,803  $   298,710,957
                                     ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                          BHFTI AMERICAN FUNDS(R)
                                            MODERATE ALLOCATION          BHFTI AQR GLOBAL RISK BALANCED
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2019             2018              2019             2018
                                     ---------------  ----------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       719,716  $        497,844  $        88,249  $       (50,600)
   Net realized gains (losses).....        6,161,539         6,704,373        (164,142)           230,865
   Change in unrealized gains
     (losses) on investments.......        6,064,432      (11,719,838)          944,248         (612,064)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,945,687       (4,517,621)          868,355         (431,799)
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          136,584           474,238            1,400             1,500
   Net transfers (including fixed
     account)......................          257,386          (32,034)        (482,163)         (517,936)
   Contract charges................        (924,444)       (1,014,340)         (47,179)          (52,878)
   Transfers for contract benefits
     and terminations..............     (13,909,219)      (15,778,298)        (418,632)         (677,125)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (14,439,693)      (16,350,434)        (946,574)       (1,246,439)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,494,006)      (20,868,055)         (78,219)       (1,678,238)
NET ASSETS:
   Beginning of year...............       93,569,689       114,437,744        4,983,217         6,661,455
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $    92,075,683  $     93,569,689  $     4,904,998  $      4,983,217
                                     ===============  ================  ===============  ================

                                          BHFTI BLACKROCK GLOBAL                 BHFTI BRIGHTHOUSE
                                            TACTICAL STRATEGIES                ASSET ALLOCATION 100
                                                SUBACCOUNT                          SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2019              2018              2019             2018
                                     ---------------  ----------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (58,280)  $         10,260  $        52,641   $      (51,771)
   Net realized gains (losses).....            3,378           440,523        2,324,427         1,599,403
   Change in unrealized gains
     (losses) on investments.......        1,023,366         (945,411)        2,116,296       (3,831,135)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          968,464         (494,628)        4,493,364       (2,283,503)
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              900             3,361           92,982           403,498
   Net transfers (including fixed
     account)......................        (429,933)           194,152        (715,587)           610,703
   Contract charges................         (52,108)          (58,123)         (95,743)         (108,821)
   Transfers for contract benefits
     and terminations..............        (490,123)       (1,288,446)      (2,258,182)       (4,315,779)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (971,264)       (1,149,056)      (2,976,530)       (3,410,399)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          (2,800)       (1,643,684)        1,516,834       (5,693,902)
NET ASSETS:
   Beginning of year...............        5,376,744         7,020,428       18,679,195        24,373,097
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $     5,373,944  $      5,376,744  $    20,196,029   $    18,679,195
                                     ===============  ================  ===============   ===============

                                             BHFTI BRIGHTHOUSE            BHFTI BRIGHTHOUSE/FRANKLIN
                                               BALANCED PLUS               LOW DURATION TOTAL RETURN
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019             2018            2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       147,926  $        75,595  $       162,178  $        41,404
   Net realized gains (losses).....            (188)        1,805,948         (34,322)         (66,308)
   Change in unrealized gains
     (losses) on investments.......        3,768,309      (3,619,492)          160,516         (48,452)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,916,047      (1,737,949)          288,372         (73,356)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            9,234          150,411           26,511            5,983
   Net transfers (including fixed
     account)......................        1,359,355        (117,949)        3,461,273        1,370,170
   Contract charges................        (196,723)        (194,708)         (74,814)         (70,626)
   Transfers for contract benefits
     and terminations..............      (2,045,141)      (3,090,808)      (1,027,872)      (1,119,375)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (873,275)      (3,253,054)        2,385,098          186,152
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        3,042,772      (4,991,003)        2,673,470          112,796
NET ASSETS:
   Beginning of year...............       17,745,419       22,736,422        8,600,853        8,488,057
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    20,788,191  $    17,745,419  $    11,274,323  $     8,600,853
                                     ===============  ===============  ===============  ===============

                                       BHFTI BRIGHTHOUSE/WELLINGTON
                                            LARGE CAP RESEARCH
                                                SUBACCOUNT
                                     ---------------------------------
                                           2019             2018
                                     ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (33,547)   $      (55,035)
   Net realized gains (losses).....        1,891,319         2,420,640
   Change in unrealized gains
     (losses) on investments.......        1,453,291       (3,236,631)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,311,063         (871,026)
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           13,448            26,920
   Net transfers (including fixed
     account)......................        (338,646)         (466,375)
   Contract charges................         (72,359)          (79,777)
   Transfers for contract benefits
     and terminations..............      (1,335,198)       (2,217,449)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,732,755)       (2,736,681)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        1,578,308       (3,607,707)
NET ASSETS:
   Beginning of year...............       11,683,806        15,291,513
                                     ---------------   ---------------
   End of year.....................  $    13,262,114   $    11,683,806
                                     ===============   ===============

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                    BHFTI HARRIS
                                        BHFTI CLARION GLOBAL REAL ESTATE        OAKMARK INTERNATIONAL
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2019            2018              2019            2018
                                        ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       672,885  $     1,962,957  $       782,322  $       447,561
   Net realized gains (losses)........        (165,183)        (647,960)        4,631,322        5,171,596
   Change in unrealized gains
     (losses) on investments..........        7,353,698      (5,494,700)       11,127,329     (31,041,489)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        7,861,400      (4,179,703)       16,540,973     (25,422,332)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          106,181          145,215          256,943          317,984
   Net transfers (including fixed
     account).........................      (2,278,903)          910,252      (1,328,021)        3,074,013
   Contract charges...................        (206,719)        (218,392)        (474,634)        (539,809)
   Transfers for contract benefits
     and terminations.................      (5,481,907)      (7,607,574)      (9,817,382)     (13,309,179)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (7,861,348)      (6,770,499)     (11,363,094)     (10,456,991)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................               52     (10,950,202)        5,177,879     (35,879,323)
NET ASSETS:
   Beginning of year..................       35,837,990       46,788,192       75,667,200      111,546,523
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    35,838,042  $    35,837,990  $    80,845,079  $    75,667,200
                                        ===============  ===============  ===============  ===============

                                                  BHFTI INVESCO
                                            BALANCED-RISK ALLOCATION          BHFTI INVESCO GLOBAL EQUITY
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2019              2018            2019              2018
                                        ----------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (41,772)  $       (2,603)  $      (96,457)  $      (58,221)
   Net realized gains (losses)........          (77,941)          266,796        3,312,868        3,998,898
   Change in unrealized gains
     (losses) on investments..........           581,704        (599,108)        2,327,104      (7,125,746)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           461,991        (334,915)        5,543,515      (3,185,069)
                                        ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            10,200           29,910           60,907           45,406
   Net transfers (including fixed
     account).........................         (537,849)        (428,379)        (419,651)        1,309,235
   Contract charges...................          (33,379)         (40,340)        (138,262)        (143,657)
   Transfers for contract benefits
     and terminations.................         (410,333)        (626,348)      (2,753,992)      (4,339,091)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (971,361)      (1,065,157)      (3,250,998)      (3,128,107)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (509,370)      (1,400,072)        2,292,517      (6,313,176)
NET ASSETS:
   Beginning of year..................         3,774,113        5,174,185       19,560,682       25,873,858
                                        ----------------  ---------------  ---------------  ---------------
   End of year........................  $      3,264,743  $     3,774,113  $    21,853,199  $    19,560,682
                                        ================  ===============  ===============  ===============

                                                                                   BHFTI JPMORGAN
                                         BHFTI INVESCO SMALL CAP GROWTH       GLOBAL ACTIVE ALLOCATION
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                             2019              2018            2019              2018
                                        ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (89,410)  $     (116,136)  $        65,683  $        18,755
   Net realized gains (losses)........          993,523        1,237,087           12,256          279,085
   Change in unrealized gains
     (losses) on investments..........          581,253      (1,785,611)          545,548        (729,373)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,485,366        (664,660)          623,487        (431,533)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           35,227            5,960            1,759          128,028
   Net transfers (including fixed
     account).........................        (421,597)        (214,095)         (40,233)          383,757
   Contract charges...................         (37,555)         (45,464)         (43,894)         (46,396)
   Transfers for contract benefits
     and terminations.................      (1,044,076)      (1,773,430)        (389,645)        (989,695)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,468,001)      (2,027,029)        (472,013)        (524,306)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           17,365      (2,691,689)          151,474        (955,839)
NET ASSETS:
   Beginning of year..................        6,893,956        9,585,645        4,206,408        5,162,247
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     6,911,321  $     6,893,956  $     4,357,882  $     4,206,408
                                        ===============  ===============  ===============  ===============

                                                BHFTI LOOMIS SAYLES
                                                 GLOBAL ALLOCATION
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2019             2018
                                        ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         11,456  $        32,434
   Net realized gains (losses)........           729,714          721,949
   Change in unrealized gains
     (losses) on investments..........           659,732      (1,147,364)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         1,400,902        (392,981)
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             4,133           27,479
   Net transfers (including fixed
     account).........................               603         (95,595)
   Contract charges...................          (45,867)         (47,941)
   Transfers for contract benefits
     and terminations.................       (1,040,591)        (932,094)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,081,722)      (1,048,151)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................           319,180      (1,441,132)
NET ASSETS:
   Beginning of year..................         5,799,284        7,240,416
                                        ----------------  ---------------
   End of year........................  $      6,118,464  $     5,799,284
                                        ================  ===============

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                               BHFTI LOOMIS                     BHFTI METLIFE
                                               SAYLES GROWTH              MULTI-INDEX TARGETED RISK
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019            2018             2019              2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (205,749)  $     (388,184)  $        28,083  $        18,475
   Net realized gains (losses).....        8,529,663        6,871,660           36,906          324,919
   Change in unrealized gains
     (losses) on investments.......        1,341,426     (10,136,954)          522,731        (643,730)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,665,340      (3,653,478)          587,720        (300,336)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           84,229          178,768               --          125,813
   Net transfers (including fixed
     account)......................      (2,141,287)      (2,823,154)           68,490        (346,699)
   Contract charges................        (344,977)        (394,913)         (32,303)         (34,940)
   Transfers for contract benefits
     and terminations..............      (5,782,974)      (9,161,501)        (538,638)        (899,419)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (8,185,009)     (12,200,800)        (502,451)      (1,155,245)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,480,331     (15,854,278)           85,269      (1,455,581)
NET ASSETS:
   Beginning of year...............       46,825,587       62,679,865        3,039,231        4,494,812
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    48,305,918  $    46,825,587  $     3,124,500  $     3,039,231
                                     ===============  ===============  ===============  ===============

                                                                                    BHFTI MORGAN
                                     BHFTI MFS(R) RESEARCH INTERNATIONAL          STANLEY DISCOVERY
                                                 SUBACCOUNT                          SUBACCOUNT
                                     -----------------------------------  --------------------------------
                                            2019            2018                2019             2018
                                      ---------------  --------------     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $        35,932  $      295,795     $     (175,820)  $     (168,262)
   Net realized gains (losses).....         2,245,710         872,420           3,704,257        4,320,274
   Change in unrealized gains
     (losses) on investments.......         6,613,217     (7,484,706)             723,909      (2,863,716)
                                      ---------------  --------------     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         8,894,859     (6,316,491)           4,252,346        1,288,296
                                      ---------------  --------------     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           109,680         160,692              56,237           64,735
   Net transfers (including fixed
     account)......................         (518,748)         322,430           (503,623)      (1,006,628)
   Contract charges................         (238,544)       (258,362)            (68,182)         (68,812)
   Transfers for contract benefits
     and terminations..............       (5,027,624)     (6,433,689)         (1,791,360)      (1,874,235)
                                      ---------------  --------------     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (5,675,236)     (6,208,929)         (2,306,928)      (2,884,940)
                                      ---------------  --------------     ---------------  ---------------
     Net increase (decrease)
       in net assets...............         3,219,623    (12,525,420)           1,945,418      (1,596,644)
NET ASSETS:
   Beginning of year...............        35,270,007      47,795,427          11,480,209       13,076,853
                                      ---------------  --------------     ---------------  ---------------
   End of year.....................   $    38,489,630  $   35,270,007     $    13,425,627  $    11,480,209
                                      ===============  ==============     ===============  ===============

                                              BHFTI PANAGORA                      BHFTI PIMCO
                                          GLOBAL DIVERSIFIED RISK          INFLATION PROTECTED BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019             2018             2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        19,674  $      (18,901)  $       681,403  $       115,140
   Net realized gains (losses).....            (944)           87,298        (525,026)        (753,536)
   Change in unrealized gains
     (losses) on investments.......          176,159        (204,585)        2,013,347        (732,470)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          194,889        (136,188)        2,169,724      (1,370,866)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            2,382          120,017           66,502          120,999
   Net transfers (including fixed
     account)......................        (237,087)           12,485        (159,077)          382,274
   Contract charges................         (12,158)         (15,082)        (265,469)        (289,624)
   Transfers for contract benefits
     and terminations..............         (69,796)        (417,655)      (4,251,933)      (5,277,122)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (316,659)        (300,235)      (4,609,977)      (5,063,473)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (121,770)        (436,423)      (2,440,253)      (6,434,339)
NET ASSETS:
   Beginning of year...............        1,112,577        1,549,000       32,741,214       39,175,553
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       990,807  $     1,112,577  $    30,300,961  $    32,741,214
                                     ===============  ===============  ===============  ===============

                                         BHFTI PIMCO TOTAL RETURN
                                                SUBACCOUNT
                                     --------------------------------
                                           2019             2018
                                     ---------------   --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     2,222,839   $      130,154
   Net realized gains (losses).....          114,151        (883,093)
   Change in unrealized gains
     (losses) on investments.......        7,271,440      (1,815,047)
                                     ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,608,430      (2,567,986)
                                     ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          413,006          642,960
   Net transfers (including fixed
     account)......................        2,798,423        4,736,630
   Contract charges................        (891,487)        (952,571)
   Transfers for contract benefits
     and terminations..............     (19,456,259)     (21,779,852)
                                     ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (17,136,317)     (17,352,833)
                                     ---------------   --------------
     Net increase (decrease)
       in net assets...............      (7,527,887)     (19,920,819)
NET ASSETS:
   Beginning of year...............      142,425,372      162,346,191
                                     ---------------   --------------
   End of year.....................  $   134,897,485   $  142,425,372
                                     ===============   ==============

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                               BHFTI SCHRODERS                     BHFTI SSGA
                                             GLOBAL MULTI-ASSET               GROWTH AND INCOME ETF
                                                 SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  -------------------------------
                                            2019             2018             2019            2018
                                       ---------------  ---------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         9,515  $        16,290  $      481,400  $       554,150
   Net realized gains (losses).......           24,947          230,369       2,591,997        2,881,789
   Change in unrealized gains
     (losses) on investments.........          661,497        (643,458)       4,427,789      (7,067,880)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          695,959        (396,799)       7,501,186      (3,631,941)
                                       ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............              375              450          22,232          144,396
   Net transfers (including fixed
     account)........................        (216,260)        1,776,567         269,300        (714,283)
   Contract charges..................         (37,064)         (35,558)       (446,962)        (480,703)
   Transfers for contract benefits
     and terminations................        (434,811)        (568,210)     (6,512,409)      (6,271,446)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (687,760)        1,173,249     (6,667,839)      (7,322,036)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................            8,199          776,450         833,347     (10,953,977)
NET ASSETS:
   Beginning of year.................        3,737,536        2,961,086      43,665,727       54,619,704
                                       ---------------  ---------------  --------------  ---------------
   End of year.......................  $     3,745,735  $     3,737,536  $   44,499,074  $    43,665,727
                                       ===============  ===============  ==============  ===============

                                                                                  BHFTI T. ROWE
                                            BHFTI SSGA GROWTH ETF             PRICE MID CAP GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT
                                       -------------------------------  --------------------------------
                                            2019            2018             2019             2018
                                       --------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      269,149  $       342,765  $     (827,823)  $     (946,895)
   Net realized gains (losses).......       2,475,781        3,163,893       12,791,280       12,792,977
   Change in unrealized gains
     (losses) on investments.........       4,226,994      (7,495,249)        5,053,608     (13,313,569)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       6,971,924      (3,988,591)       17,017,065      (1,467,487)
                                       --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          53,094           64,844          234,786          226,390
   Net transfers (including fixed
     account)........................     (2,497,008)      (1,143,009)      (4,284,828)      (1,033,497)
   Contract charges..................       (368,213)        (421,969)        (373,688)        (401,886)
   Transfers for contract benefits
     and terminations................     (3,703,931)      (5,666,424)      (8,798,697)     (12,633,277)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (6,516,058)      (7,166,558)     (13,222,427)     (13,842,270)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................         455,866     (11,155,149)        3,794,638     (15,309,757)
NET ASSETS:
   Beginning of year.................      36,265,365       47,420,514       61,770,553       77,080,310
                                       --------------  ---------------  ---------------  ---------------
   End of year.......................  $   36,721,231  $    36,265,365  $    65,565,191  $    61,770,553
                                       ==============  ===============  ===============  ===============

                                           BHFTI VICTORY SYCAMORE        BHFTI WESTERN ASSET MANAGEMENT
                                                MID CAP VALUE                   GOVERNMENT INCOME
                                                 SUBACCOUNT                        SUBACCOUNT
                                       -------------------------------  --------------------------------
                                            2019             2018             2019             2018
                                       --------------   --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (76,405)   $    (328,571)  $        28,576  $        20,803
   Net realized gains (losses).......       1,315,437        8,767,536         (13,030)         (23,072)
   Change in unrealized gains
     (losses) on investments.........       8,356,310     (13,014,299)           78,546         (25,296)
                                       --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       9,595,342      (4,575,334)           94,092         (27,565)
                                       --------------   --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         126,570          184,509            1,456              240
   Net transfers (including fixed
     account)........................       (766,806)      (1,103,879)          919,635         (17,515)
   Contract charges..................       (210,614)        (226,801)         (17,892)         (16,107)
   Transfers for contract benefits
     and terminations................     (5,326,867)      (6,470,710)        (260,498)        (261,057)
                                       --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (6,177,717)      (7,616,881)          642,701        (294,439)
                                       --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................       3,417,625     (12,192,215)          736,793        (322,004)
NET ASSETS:
   Beginning of year.................      37,100,215       49,292,430        1,477,913        1,799,917
                                       --------------   --------------  ---------------  ---------------
   End of year.......................  $   40,517,840   $   37,100,215  $     2,214,706  $     1,477,913
                                       ==============   ==============  ===============  ===============

                                            BHFTII BAILLIE GIFFORD
                                              INTERNATIONAL STOCK
                                                  SUBACCOUNT
                                       -------------------------------
                                            2019             2018
                                       ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (27,489)  $     (92,619)
   Net realized gains (losses).......        2,650,116       1,247,342
   Change in unrealized gains
     (losses) on investments.........        5,513,578     (7,414,183)
                                       ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        8,136,205     (6,259,460)
                                       ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          134,306         139,377
   Net transfers (including fixed
     account)........................      (1,177,922)         416,560
   Contract charges..................        (129,519)       (143,590)
   Transfers for contract benefits
     and terminations................      (3,931,672)     (4,568,992)
                                       ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (5,104,807)     (4,156,645)
                                       ---------------  --------------
     Net increase (decrease)
       in net assets.................        3,031,398    (10,416,105)
NET ASSETS:
   Beginning of year.................       28,188,112      38,604,217
                                       ---------------  --------------
   End of year.......................  $    31,219,510  $   28,188,112
                                       ===============  ==============

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                  BHFTII BLACKROCK
                                          BHFTII BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2019            2018              2019             2018
                                        ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     1,447,287  $     1,334,856  $     (804,786)  $     (910,914)
   Net realized gains (losses)........        (220,095)        (830,382)       14,277,801       14,881,275
   Change in unrealized gains
     (losses) on investments..........        3,669,675      (1,999,187)        4,341,694     (12,332,800)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        4,896,867      (1,494,713)       17,814,709        1,637,561
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          279,984          255,657          183,306          281,260
   Net transfers (including fixed
     account).........................          238,990        (699,992)        (102,300)      (2,240,426)
   Contract charges...................        (296,595)        (341,092)        (170,811)        (193,475)
   Transfers for contract benefits
     and terminations.................      (8,854,947)     (10,847,332)      (8,422,101)      (9,588,171)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (8,632,568)     (11,632,759)      (8,511,906)     (11,740,812)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (3,735,701)     (13,127,472)        9,302,803     (10,103,251)
NET ASSETS:
   Beginning of year..................       62,987,001       76,114,473       60,521,607       70,624,858
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    59,251,300  $    62,987,001  $    69,824,410  $    60,521,607
                                        ===============  ===============  ===============  ===============

                                                BHFTII BLACKROCK                  BHFTII BRIGHTHOUSE
                                              ULTRA-SHORT TERM BOND               ASSET ALLOCATION 20
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019              2018             2019             2018
                                        ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         87,062  $     (146,156)  $       363,833  $        445,592
   Net realized gains (losses)........           117,979           72,697          652,979           189,197
   Change in unrealized gains
     (losses) on investments..........          (48,590)          143,835        3,006,931       (2,414,064)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           156,451           70,376        4,023,743       (1,779,275)
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           190,760          356,492           68,102            98,902
   Net transfers (including fixed
     account).........................         5,348,939        3,005,758        1,542,493           430,109
   Contract charges...................         (192,385)        (205,990)        (407,494)         (439,693)
   Transfers for contract benefits
     and terminations.................       (7,579,220)      (5,884,975)      (7,240,622)       (9,066,275)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (2,231,906)      (2,728,715)      (6,037,521)       (8,976,957)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................       (2,075,455)      (2,658,339)      (2,013,778)      (10,756,232)
NET ASSETS:
   Beginning of year..................        26,517,110       29,175,449       40,977,391        51,733,623
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $     24,441,655  $    26,517,110  $    38,963,613  $     40,977,391
                                        ================  ===============  ===============  ================

                                               BHFTII BRIGHTHOUSE                BHFTII BRIGHTHOUSE
                                               ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                             2019              2018            2019              2018
                                        ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       781,005  $       696,427  $     2,304,437  $     1,428,145
   Net realized gains (losses)........        4,494,087        3,613,431       29,542,132       21,269,753
   Change in unrealized gains
     (losses) on investments..........        5,919,273      (9,453,685)       23,569,218     (48,712,020)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       11,194,365      (5,143,827)       55,415,787     (26,014,122)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          100,815           64,178        1,105,513          517,045
   Net transfers (including fixed
     account).........................        (611,690)        1,262,968      (2,562,237)      (2,001,326)
   Contract charges...................        (707,087)        (802,425)      (3,054,238)      (3,353,238)
   Transfers for contract benefits
     and terminations.................     (13,545,890)     (17,101,178)     (43,377,062)     (61,964,721)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (14,763,852)     (16,576,457)     (47,888,024)     (66,802,240)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (3,569,487)     (21,720,284)        7,527,763     (92,816,362)
NET ASSETS:
   Beginning of year..................       84,218,232      105,938,516      326,560,244      419,376,606
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    80,648,745  $    84,218,232  $   334,088,007  $   326,560,244
                                        ===============  ===============  ===============  ===============

                                                BHFTII BRIGHTHOUSE
                                                ASSET ALLOCATION 80
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2019              2018
                                        ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      2,711,082  $       334,275
   Net realized gains (losses)........        60,478,627       39,948,457
   Change in unrealized gains
     (losses) on investments..........        41,861,267     (91,212,060)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       105,050,976     (50,929,328)
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         1,334,161        2,777,177
   Net transfers (including fixed
     account).........................       (5,098,884)      (6,674,021)
   Contract charges...................       (5,025,129)      (5,365,619)
   Transfers for contract benefits
     and terminations.................      (64,314,278)     (73,622,556)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (73,104,130)     (82,885,019)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................        31,946,846    (133,814,347)
NET ASSETS:
   Beginning of year..................       500,294,112      634,108,459
                                        ----------------  ---------------
   End of year........................  $    532,240,958  $   500,294,112
                                        ================  ===============

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                       BHFTII BRIGHTHOUSE/ARTISAN        BHFTII BRIGHTHOUSE/WELLINGTON
                                              MID CAP VALUE                        BALANCED
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019             2018              2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (547,786)  $     (755,125)  $        73,292  $        16,431
   Net realized gains (losses).....       10,151,988        6,887,740          700,644        1,066,897
   Change in unrealized gains
     (losses) on investments.......        6,149,318     (18,752,259)        1,178,636      (1,598,165)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       15,753,520     (12,619,644)        1,952,572        (514,837)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          273,383          286,974            8,724           19,756
   Net transfers (including fixed
     account)......................        (898,965)          578,535          110,887          206,457
   Contract charges................        (296,786)        (332,718)         (67,136)         (63,549)
   Transfers for contract benefits
     and terminations..............     (10,379,295)     (11,332,478)        (855,127)      (2,041,039)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (11,301,663)     (10,799,687)        (802,652)      (1,878,375)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,451,857     (23,419,331)        1,149,920      (2,393,212)
NET ASSETS:
   Beginning of year...............       74,950,168       98,369,499        9,385,122       11,778,334
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    79,402,025  $    74,950,168  $    10,535,042  $     9,385,122
                                     ===============  ===============  ===============  ===============

                                      BHFTII BRIGHTHOUSE/WELLINGTON
                                        CORE EQUITY OPPORTUNITIES       BHFTII FRONTIER MID CAP GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018            2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       347,426  $       644,521  $     (118,601)  $     (131,198)
   Net realized gains (losses).....       20,999,738       15,625,986        1,775,428        1,727,018
   Change in unrealized gains
     (losses) on investments.......       27,477,410     (18,018,302)          897,477      (2,204,523)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       48,824,574      (1,747,795)        2,554,304        (608,703)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          658,141          787,053           13,062           14,298
   Net transfers (including fixed
     account)......................      (7,293,689)      (9,370,253)        (771,806)        (303,488)
   Contract charges................        (820,754)        (884,183)         (65,253)         (66,889)
   Transfers for contract benefits
     and terminations..............     (26,295,852)     (29,776,917)      (1,279,826)      (1,240,263)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (33,752,154)     (39,244,300)      (2,103,823)      (1,596,342)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       15,072,420     (40,992,095)          450,481      (2,205,045)
NET ASSETS:
   Beginning of year...............      180,069,240      221,061,335        8,799,388       11,004,433
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   195,141,660  $   180,069,240  $     9,249,869  $     8,799,388
                                     ===============  ===============  ===============  ===============

                                                                                 BHFTII LOOMIS
                                          BHFTII JENNISON GROWTH             SAYLES SMALL CAP CORE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019             2018             2019             2018
                                     ---------------  ---------------  ---------------   --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (200,411)  $     (230,133)  $     (800,522)   $    (939,943)
   Net realized gains (losses).....        3,318,264        4,289,274        7,229,783        9,761,514
   Change in unrealized gains
     (losses) on investments.......        1,930,331      (3,944,772)        6,577,891     (16,504,486)
                                     ---------------  ---------------  ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,048,184          114,369       13,007,152      (7,682,915)
                                     ---------------  ---------------  ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           39,908           52,728          108,264          237,118
   Net transfers (including fixed
     account)......................          320,544          153,829      (1,716,500)      (1,460,360)
   Contract charges................        (115,002)        (114,895)        (224,922)        (254,704)
   Transfers for contract benefits
     and terminations..............      (2,522,010)      (3,498,881)      (6,848,299)      (9,811,103)
                                     ---------------  ---------------  ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,276,560)      (3,407,219)      (8,681,457)     (11,289,049)
                                     ---------------  ---------------  ---------------   --------------
     Net increase (decrease)
       in net assets...............        2,771,624      (3,292,850)        4,325,695     (18,971,964)
NET ASSETS:
   Beginning of year...............       16,975,030       20,267,880       57,178,423       76,150,387
                                     ---------------  ---------------  ---------------   --------------
   End of year.....................  $    19,746,654  $    16,975,030  $    61,504,118   $   57,178,423
                                     ===============  ===============  ===============   ==============

                                               BHFTII LOOMIS
                                          SAYLES SMALL CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                          2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (208,233)  $     (257,152)
   Net realized gains (losses).....        3,287,136        4,757,118
   Change in unrealized gains
     (losses) on investments.......          594,733      (4,023,267)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,673,636          476,699
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           52,248           42,755
   Net transfers (including fixed
     account)......................           83,486        (833,931)
   Contract charges................         (77,934)         (91,496)
   Transfers for contract benefits
     and terminations..............      (2,474,666)      (5,255,393)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,416,866)      (6,138,065)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,256,770      (5,661,366)
NET ASSETS:
   Beginning of year...............       15,446,789       21,108,155
                                     ---------------  ---------------
   End of year.....................  $    16,703,559  $    15,446,789
                                     ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                              BHFTII METLIFE                   BHFTII METLIFE
                                           AGGREGATE BOND INDEX              MID CAP STOCK INDEX
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019            2018             2019              2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       615,960  $       637,980  $      (43,914)  $      (96,490)
   Net realized gains (losses).....         (35,795)        (310,043)        4,307,880        5,419,066
   Change in unrealized gains
     (losses) on investments.......        1,898,986      (1,139,743)        3,365,616      (9,922,522)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,479,151        (811,806)        7,629,582      (4,599,946)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          116,603          127,559           48,305          111,423
   Net transfers (including fixed
     account)......................          732,596          829,057         (57,721)        (345,092)
   Contract charges................        (220,571)        (233,462)        (231,512)        (248,394)
   Transfers for contract benefits
     and terminations..............      (5,612,016)      (5,951,379)      (4,452,814)      (6,101,704)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,983,388)      (5,228,225)      (4,693,742)      (6,583,767)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,504,237)      (6,040,031)        2,935,840     (11,183,713)
NET ASSETS:
   Beginning of year...............       37,712,932       43,752,963       33,252,095       44,435,808
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    35,208,695  $    37,712,932  $    36,187,935  $    33,252,095
                                     ===============  ===============  ===============  ===============

                                     BHFTII METLIFE MSCI EAFE(R) INDEX  BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                SUBACCOUNT                           SUBACCOUNT
                                     ---------------------------------  ------------------------------------
                                           2019            2018                 2019             2018
                                     ---------------  ---------------     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       376,551  $       524,134     $     (109,625)  $     (147,542)
   Net realized gains (losses).....          644,266          639,140           4,385,498        5,119,262
   Change in unrealized gains
     (losses) on investments.......        4,419,192      (6,301,792)           2,638,983      (8,918,659)
                                     ---------------  ---------------     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,440,009      (5,138,518)           6,914,856      (3,946,939)
                                     ---------------  ---------------     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           71,591           99,812              67,599          106,915
   Net transfers (including fixed
     account)......................          723,741        1,264,727             102,705           51,499
   Contract charges................        (180,759)        (193,023)           (178,910)        (201,555)
   Transfers for contract benefits
     and terminations..............      (4,009,686)      (4,363,471)         (4,698,626)      (5,954,977)
                                     ---------------  ---------------     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,395,113)      (3,191,955)         (4,707,232)      (5,998,118)
                                     ---------------  ---------------     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,044,896      (8,330,473)           2,207,624      (9,945,057)
NET ASSETS:
   Beginning of year...............       28,391,812       36,722,285          30,610,079       40,555,136
                                     ---------------  ---------------     ---------------  ---------------
   End of year.....................  $    30,436,708  $    28,391,812     $    32,817,703  $    30,610,079
                                     ===============  ===============     ===============  ===============

                                        BHFTII METLIFE STOCK INDEX        BHFTII MFS(R) TOTAL RETURN
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019             2018             2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       426,361  $       241,073  $       311,635  $       296,142
   Net realized gains (losses).....        8,711,067        8,445,220        1,977,128        3,178,952
   Change in unrealized gains
     (losses) on investments.......        6,629,604     (11,970,547)        3,636,856      (6,083,619)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       15,767,032      (3,284,254)        5,925,619      (2,608,525)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           99,620          193,499          180,622          228,189
   Net transfers (including fixed
     account)......................        (794,025)        (553,038)          812,394        (570,163)
   Contract charges................        (374,717)        (388,048)        (134,756)        (139,377)
   Transfers for contract benefits
     and terminations..............      (8,019,426)     (10,129,046)      (4,442,400)      (5,000,872)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,088,548)     (10,876,633)      (3,584,140)      (5,482,223)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        6,678,484     (14,160,887)        2,341,479      (8,090,748)
NET ASSETS:
   Beginning of year...............       57,486,325       71,647,212       33,238,215       41,328,963
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    64,164,809  $    57,486,325  $    35,579,694  $    33,238,215
                                     ===============  ===============  ===============  ===============

                                            BHFTII MFS(R) VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2019             2018
                                     --------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      476,518   $       170,588
   Net realized gains (losses).....       6,479,594         7,355,064
   Change in unrealized gains
     (losses) on investments.......      16,984,336      (18,243,426)
                                     --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      23,940,448      (10,717,774)
                                     --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         175,714           437,720
   Net transfers (including fixed
     account)......................     (3,062,193)        27,098,820
   Contract charges................       (512,670)         (480,501)
   Transfers for contract benefits
     and terminations..............    (12,964,452)      (13,412,991)
                                     --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..    (16,363,601)        13,643,048
                                     --------------   ---------------
     Net increase (decrease)
       in net assets...............       7,576,847         2,925,274
NET ASSETS:
   Beginning of year...............      90,589,419        87,664,145
                                     --------------   ---------------
   End of year.....................  $   98,166,266   $    90,589,419
                                     ==============   ===============

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                BHFTII T. ROWE
                                      BHFTII NEUBERGER BERMAN GENESIS       PRICE LARGE CAP GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019            2018             2019              2018
                                      --------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (873,807)  $     (876,448)  $     (639,441)  $     (714,621)
   Net realized gains (losses).....       12,414,474       13,670,714       10,587,585       15,636,079
   Change in unrealized gains
     (losses) on investments.......        6,023,255     (18,113,691)        5,052,665     (15,457,796)
                                      --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       17,563,922      (5,319,425)       15,000,809        (536,338)
                                      --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          223,728          301,688          177,806          224,780
   Net transfers (including fixed
     account)......................      (2,484,839)      (2,174,252)      (3,116,650)      (2,144,698)
   Contract charges................        (296,874)        (321,334)        (356,575)        (395,529)
   Transfers for contract benefits
     and terminations..............      (8,379,737)     (10,037,189)      (7,702,601)     (10,152,317)
                                      --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (10,937,722)     (12,231,087)     (10,998,020)     (12,467,764)
                                      --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        6,626,200     (17,550,512)        4,002,789     (13,004,102)
NET ASSETS:
   Beginning of year...............       65,860,132       83,410,644       55,533,854       68,537,956
                                      --------------  ---------------  ---------------  ---------------
   End of year.....................   $   72,486,332  $    65,860,132  $    59,536,643  $    55,533,854
                                      ==============  ===============  ===============  ===============

                                              BHFTII T. ROWE            BHFTII WESTERN ASSET MANAGEMENT
                                          PRICE SMALL CAP GROWTH         STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019            2018              2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (322,880)  $     (364,719)  $     3,616,151  $     4,582,158
   Net realized gains (losses).....        4,487,108        4,073,060          701,932          653,599
   Change in unrealized gains
     (losses) on investments.......        2,677,979      (5,409,721)        8,360,293     (11,525,884)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        6,842,207      (1,701,380)       12,678,376      (6,290,127)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           69,684          103,360          238,002          390,110
   Net transfers (including fixed
     account)......................        (833,908)        (141,500)          506,935        3,191,703
   Contract charges................        (174,394)        (186,119)        (497,310)        (531,622)
   Transfers for contract benefits
     and terminations..............      (3,336,722)      (4,720,491)     (14,140,822)     (18,587,162)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,275,340)      (4,944,750)     (13,893,195)     (15,536,971)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,566,867      (6,646,130)      (1,214,819)     (21,827,098)
NET ASSETS:
   Beginning of year...............       23,318,219       29,964,349      105,000,046      126,827,144
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    25,885,086  $    23,318,219  $   103,785,227  $   105,000,046
                                     ===============  ===============  ===============  ===============

                                      BHFTII WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT
                                                SUBACCOUNT
                                     --------------------------------
                                           2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       504,617  $       347,035
   Net realized gains (losses).....        (181,757)        (396,367)
   Change in unrealized gains
     (losses) on investments.......        1,376,359        (229,067)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,699,219        (278,399)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          107,526          106,025
   Net transfers (including fixed
     account)......................        1,526,159        1,654,687
   Contract charges................        (193,658)        (208,192)
   Transfers for contract benefits
     and terminations..............      (6,208,957)      (5,592,946)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,768,930)      (4,040,426)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,069,711)      (4,318,825)
NET ASSETS:
   Beginning of year...............       39,603,029       43,921,854
                                     ---------------  ---------------
   End of year.....................  $    36,533,318  $    39,603,029
                                     ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

         NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
             OF NEW ENGLAND LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

New England Variable Annuity Separate Account (the "Separate Account"), a
separate account of New England Life Insurance Company (the "Company"), was
established by the Company's Board of Directors on July 1, 1994 to support the
Company's operations with respect to certain variable annuity contracts (the
"Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse
Financial, Inc., a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former
Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange
Commission, as well as the Massachusetts Division of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R) ("American Funds(R)")
Brighthouse Funds Trust I ("BHFTI")*
Brighthouse Funds Trust II ("BHFTII")*

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December
31, 2019:

American Funds(R) Bond Subaccount                      BHFTI Brighthouse/Wellington Large Cap Research
American Funds(R) Global Small Capitalization            Subaccount
   Subaccount                                          BHFTI Clarion Global Real Estate Subaccount
American Funds(R) Growth Subaccount                    BHFTI Harris Oakmark International Subaccount (a)
American Funds(R) Growth-Income Subaccount             BHFTI Invesco Balanced-Risk Allocation Subaccount
BHFTI AB Global Dynamic Allocation Subaccount          BHFTI Invesco Global Equity Subaccount
BHFTI American Funds(R) Balanced Allocation            BHFTI Invesco Small Cap Growth Subaccount
   Subaccount                                          BHFTI JPMorgan Global Active Allocation
BHFTI American Funds(R) Growth Allocation                Subaccount
   Subaccount                                          BHFTI Loomis Sayles Global Allocation Subaccount
BHFTI American Funds(R) Moderate Allocation            BHFTI Loomis Sayles Growth Subaccount (a)
   Subaccount                                          BHFTI MetLife Multi-Index Targeted Risk Subaccount
BHFTI AQR Global Risk Balanced Subaccount              BHFTI MFS(R) Research International Subaccount
BHFTI BlackRock Global Tactical Strategies             BHFTI Morgan Stanley Discovery Subaccount
   Subaccount                                          BHFTI PanAgora Global Diversified Risk Subaccount
BHFTI Brighthouse Asset Allocation 100 Subaccount      BHFTI PIMCO Inflation Protected Bond Subaccount
BHFTI Brighthouse Balanced Plus Subaccount             BHFTI PIMCO Total Return Subaccount
BHFTI Brighthouse/Franklin Low Duration Total          BHFTI Schroders Global Multi-Asset Subaccount
   Return Subaccount                                   BHFTI SSGA Growth and Income ETF Subaccount

                                     46

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF SUBACCOUNTS -- (CONCLUDED)

BHFTI SSGA Growth ETF Subaccount                        BHFTII Frontier Mid Cap Growth Subaccount
BHFTI T. Rowe Price Mid Cap Growth Subaccount           BHFTII Jennison Growth Subaccount (a)
BHFTI Victory Sycamore Mid Cap Value Subaccount         BHFTII Loomis Sayles Small Cap Core Subaccount (a)
BHFTI Western Asset Management Government               BHFTII Loomis Sayles Small Cap Growth Subaccount
   Income Subaccount                                    BHFTII MetLife Aggregate Bond Index Subaccount
BHFTII Baillie Gifford International Stock              BHFTII MetLife Mid Cap Stock Index Subaccount
   Subaccount (a)                                       BHFTII MetLife MSCI EAFE(R) Index Subaccount
BHFTII BlackRock Bond Income Subaccount (a)             BHFTII MetLife Russell 2000(R) Index Subaccount
BHFTII BlackRock Capital Appreciation Subaccount (a)    BHFTII MetLife Stock Index Subaccount
BHFTII BlackRock Ultra-Short Term Bond                  BHFTII MFS(R) Total Return Subaccount (a)
   Subaccount (a)                                       BHFTII MFS(R) Value Subaccount (a)
BHFTII Brighthouse Asset Allocation 20 Subaccount       BHFTII Neuberger Berman Genesis Subaccount (a)
BHFTII Brighthouse Asset Allocation 40 Subaccount       BHFTII T. Rowe Price Large Cap Growth Subaccount
BHFTII Brighthouse Asset Allocation 60 Subaccount       BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTII Brighthouse Asset Allocation 80 Subaccount       BHFTII Western Asset Management Strategic Bond
BHFTII Brighthouse/Artisan Mid Cap Value                   Opportunities Subaccount (a)
   Subaccount (a)                                       BHFTII Western Asset Management U.S. Government
BHFTII Brighthouse/Wellington Balanced Subaccount          Subaccount (a)
BHFTII Brighthouse/Wellington Core Equity
   Opportunities Subaccount (a)
(a) This Subaccount may invest in two or more share classes within the underlying fund or portfolio of the Trusts.

3.  PORTFOLIO CHANGES

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                            New Name

BHFTI Clearbridge Aggressive Growth Portfolio          BHFTI Loomis Sayles Growth Portfolio
BHFTI Fidelity Institutional Asset Management(R)       BHFTI Western Asset Management Government
   Government Income Portfolio                           Income Portfolio
BHFTI Loomis Sayles Global Market Portfolio            BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio          BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio              BHFTI Invesco Global Equity Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

                                     47

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate
Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the
Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the
Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable
Subaccounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Subaccounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts.
     In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

                                     48

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 1.15% - 2.20%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the period return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the
      Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the
      Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     ------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.95%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.75% - 1.50%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

                                     49

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other
Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% - 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investments Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     50

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2019              DECEMBER 31, 2019
                                                                   -------------------------------  -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------

     American Funds(R) Bond Subaccount...........................      1,915,639       20,854,489        1,566,438        3,955,355
     American Funds(R) Global Small Capitalization Subaccount....      2,993,834       63,277,074        5,504,089       14,631,046
     American Funds(R) Growth Subaccount.........................      3,315,298      200,549,108       31,084,092       47,777,583
     American Funds(R) Growth-Income Subaccount..................      3,191,753      127,777,871       19,527,744       29,909,029
     BHFTI AB Global Dynamic Allocation Subaccount...............        238,547        2,689,203          172,290          423,420
     BHFTI American Funds(R) Balanced Allocation Subaccount......     13,680,018      124,698,761       17,133,109       18,262,890
     BHFTI American Funds(R) Growth Allocation Subaccount........     31,886,200      280,098,657       35,911,029       49,886,429
     BHFTI American Funds(R) Moderate Allocation Subaccount......      9,244,550       85,058,052        8,508,167       16,850,694
     BHFTI AQR Global Risk Balanced Subaccount...................        530,856        5,391,337          189,827        1,048,108
     BHFTI BlackRock Global Tactical Strategies Subaccount.......        484,149        4,954,505          149,059        1,178,573
     BHFTI Brighthouse Asset Allocation 100 Subaccount...........      1,584,012       17,958,639        2,444,011        3,278,370
     BHFTI Brighthouse Balanced Plus Subaccount..................      1,730,910       19,164,167        2,904,841        3,630,197
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Subaccount................................................      1,181,806       11,413,791        4,168,537        1,621,215
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount................................................        894,287       10,788,901        2,128,058        2,365,095
     BHFTI Clarion Global Real Estate Subaccount.................      2,778,152       34,519,514        1,628,287        8,816,675
     BHFTI Harris Oakmark International Subaccount...............      6,082,571       84,467,458       10,439,015       14,722,095
     BHFTI Invesco Balanced-Risk Allocation Subaccount...........        322,929        3,263,992           36,885        1,049,975
     BHFTI Invesco Global Equity Subaccount......................        944,803       17,979,405        3,458,964        4,123,409
     BHFTI Invesco Small Cap Growth Subaccount...................        585,721        7,929,394        1,389,442        1,728,374
     BHFTI JPMorgan Global Active Allocation Subaccount..........        355,171        4,056,753          278,818          685,109
     BHFTI Loomis Sayles Global Allocation Subaccount............        340,869        4,996,359          775,564        1,321,422
     BHFTI Loomis Sayles Growth Subaccount.......................      2,887,520       38,258,880        7,676,680        9,375,518
     BHFTI MetLife Multi-Index Targeted Risk Subaccount..........        231,963        2,804,710          176,618          650,956
     BHFTI MFS(R) Research International Subaccount..............      2,983,702       33,040,152        2,538,660        6,426,503
     BHFTI Morgan Stanley Discovery Subaccount...................        655,555       10,435,872        3,890,682        3,744,288
     BHFTI PanAgora Global Diversified Risk Subaccount...........         84,329          919,734           38,804          335,725
     BHFTI PIMCO Inflation Protected Bond Subaccount.............      3,054,541       32,493,165        1,941,462        5,869,995
     BHFTI PIMCO Total Return Subaccount.........................     11,451,419      131,868,022        7,532,396       22,445,778
     BHFTI Schroders Global Multi-Asset Subaccount...............        285,501        3,365,816           63,784          742,028
     BHFTI SSGA Growth and Income ETF Subaccount.................      3,702,094       41,186,067        3,949,038        7,928,426
     BHFTI SSGA Growth ETF Subaccount............................      3,037,333       34,358,302        3,323,598        7,237,666
     BHFTI T. Rowe Price Mid Cap Growth Subaccount...............      6,517,429       61,121,067       13,279,509       15,454,410
     BHFTI Victory Sycamore Mid Cap Value Subaccount.............      2,172,550       37,665,307        2,051,268        6,963,838
     BHFTI Western Asset Management Government Income
       Subaccount................................................        206,598        2,195,721        2,186,743        1,515,482
     BHFTII Baillie Gifford International Stock Subaccount.......      2,325,726       24,602,146        2,620,911        5,915,036
     BHFTII BlackRock Bond Income Subaccount.....................        553,654       58,954,411        7,834,634       15,019,852
     BHFTII BlackRock Capital Appreciation Subaccount............      1,644,072       53,049,056       14,401,684       12,654,352
     BHFTII BlackRock Ultra-Short Term Bond Subaccount...........        240,138       24,167,719        7,879,324       10,024,104
     BHFTII Brighthouse Asset Allocation 20 Subaccount...........      3,538,938       38,598,423        3,841,502        8,737,191
     BHFTII Brighthouse Asset Allocation 40 Subaccount...........      6,994,693       77,372,319        7,772,389       17,523,631
     BHFTII Brighthouse Asset Allocation 60 Subaccount...........     27,633,422      310,557,984       34,501,933       53,168,343
     BHFTII Brighthouse Asset Allocation 80 Subaccount...........     39,689,859      472,710,151       64,405,237       80,977,449
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount.........        354,643       75,233,187       10,900,149       13,205,549
     BHFTII Brighthouse/Wellington Balanced Subaccount...........        527,551        9,679,840        1,840,972        1,945,821
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount................................................      5,553,290      160,343,382       20,170,868       37,577,937
     BHFTII Frontier Mid Cap Growth Subaccount...................        280,388        7,533,094        1,414,941        2,259,718
     BHFTII Jennison Growth Subaccount...........................      1,229,283       17,371,931        4,936,908        4,543,362
     BHFTII Loomis Sayles Small Cap Core Subaccount..............        242,584       56,466,433        7,198,453       10,104,502
     BHFTII Loomis Sayles Small Cap Growth Subaccount............      1,309,067       15,060,671        3,400,583        3,111,122
     BHFTII MetLife Aggregate Bond Index Subaccount..............      3,245,056       34,726,265        3,044,853        7,412,285

                                     51

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                          FOR THE YEAR ENDED
                                                                     AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                 ------------------------------     ------------------------------
                                                                                                       COST OF         PROCEEDS
                                                                    SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                 -------------    -------------     -------------   --------------

     BHFTII MetLife Mid Cap Stock Index Subaccount.............      2,018,298       30,906,132         4,831,953        6,049,724
     BHFTII MetLife MSCI EAFE(R) Index Subaccount..............      2,172,507       26,016,563         2,045,947        4,839,652
     BHFTII MetLife Russell 2000(R) Index Subaccount...........      1,664,191       25,913,334         4,367,214        5,998,859
     BHFTII MetLife Stock Index Subaccount.....................      1,198,674       46,050,085        11,494,454       15,383,872
     BHFTII MFS(R) Total Return Subaccount.....................        208,922       30,713,512         3,738,042        5,591,628
     BHFTII MFS(R) Value Subaccount............................      6,034,124       91,643,612         9,296,937       18,684,046
     BHFTII Neuberger Berman Genesis Subaccount................      3,554,876       58,656,446        10,518,538       12,269,227
     BHFTII T. Rowe Price Large Cap Growth Subaccount..........      2,667,418       52,348,436        11,292,345       13,826,627
     BHFTII T. Rowe Price Small Cap Growth Subaccount..........      1,157,657       21,932,870         4,675,311        5,495,700
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount................................      7,568,752       96,493,724         7,422,349       17,699,296
     BHFTII Western Asset Management U.S. Government
       Subaccount..............................................      3,095,747       36,901,011         3,446,612        7,710,819

                                     52

This page is intentionally left blank.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                      AMERICAN FUNDS(R)
                                    AMERICAN FUNDS(R) BOND       GLOBAL SMALL CAPITALIZATION    AMERICAN FUNDS(R) GROWTH
                                          SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                     2019            2018            2019           2018           2019            2018
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      1,254,088       1,448,112      18,181,725     21,436,281      7,579,092      9,373,933
Units issued and transferred
   from other funding options..         96,378         181,675         601,935      1,680,055        234,771        585,260
Units redeemed and transferred
   to other funding options....      (236,729)       (375,699)     (3,431,863)    (4,934,611)    (1,369,304)    (2,380,101)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      1,113,737       1,254,088      15,351,797     18,181,725      6,444,559      7,579,092
                                 =============  ==============  ==============  =============  =============  =============

                                       AMERICAN FUNDS(R)               BHFTI AB GLOBAL             BHFTI AMERICAN FUNDS(R)
                                         GROWTH-INCOME               DYNAMIC ALLOCATION              BALANCED ALLOCATION
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2019           2018            2019           2018            2019            2018
                                 --------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year........       7,347,750      8,886,883        228,680         292,251       8,695,333       9,839,092
Units issued and transferred
   from other funding options..         201,044        621,307         11,242          80,495         436,567         588,563
Units redeemed and transferred
   to other funding options....     (1,339,388)    (2,160,440)       (37,650)       (144,066)     (1,152,453)     (1,732,322)
                                 --------------  -------------  -------------  --------------  --------------  --------------
Units end of year..............       6,209,406      7,347,750        202,272         228,680       7,979,447       8,695,333
                                 ==============  =============  =============  ==============  ==============  ==============

                                    BHFTI AMERICAN FUNDS(R)         BHFTI AMERICAN FUNDS(R)               BHFTI AQR
                                       GROWTH ALLOCATION              MODERATE ALLOCATION           GLOBAL RISK BALANCED
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2019           2018            2019            2018           2019            2018
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........      19,167,011     21,228,512       6,548,427       7,636,740        454,871         562,339
Units issued and transferred
   from other funding options..       1,002,892      1,388,270         143,322         265,413          8,320          38,968
Units redeemed and transferred
   to other funding options....     (3,402,456)    (3,449,771)     (1,074,525)     (1,353,726)       (85,189)       (146,436)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............      16,767,447     19,167,011       5,617,224       6,548,427        378,002         454,871
                                 ==============  =============  ==============  ==============  =============  ==============

                                        BHFTI BLACKROCK               BHFTI BRIGHTHOUSE                    BHFTI
                                  GLOBAL TACTICAL STRATEGIES        ASSET ALLOCATION 100         BRIGHTHOUSE BALANCED PLUS
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2019           2018           2019            2018            2019            2018
                                 -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........        437,967         524,193      1,032,688       1,196,554       1,280,853      1,501,953
Units issued and transferred
   from other funding options..         12,356          31,875          6,751         112,641         191,210        211,559
Units redeemed and transferred
   to other funding options....       (82,982)       (118,101)      (151,671)       (276,507)       (236,297)      (432,659)
                                 -------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............        367,341         437,967        887,768       1,032,688       1,235,766      1,280,853
                                 =============  ==============  =============  ==============  ==============  =============

                                  BHFTI BRIGHTHOUSE/FRANKLIN          BHFTI BRIGHTHOUSE/                     BHFTI
                                   LOW DURATION TOTAL RETURN     WELLINGTON LARGE CAP RESEARCH    CLARION GLOBAL REAL ESTATE
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........         864,803         846,117         874,630       1,058,370       1,961,538      2,309,813
Units issued and transferred
   from other funding options..         404,954         358,338          39,709          71,794          65,454        193,832
Units redeemed and transferred
   to other funding options....       (169,547)       (339,652)       (151,907)       (255,534)       (435,497)      (542,107)
                                 --------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............       1,100,210         864,803         762,432         874,630       1,591,495      1,961,538
                                 ==============  ==============  ==============  ==============  ==============  =============

                                             BHFTI                       BHFTI INVESCO                   BHFTI INVESCO
                                 HARRIS OAKMARK INTERNATIONAL      BALANCED-RISK ALLOCATION              GLOBAL EQUITY
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........      29,579,749      32,744,467       3,267,788       4,143,216         634,962        720,761
Units issued and transferred
   from other funding options..       2,438,470       5,489,044          53,683         281,344          47,870        143,211
Units redeemed and transferred
   to other funding options....     (6,328,560)     (8,653,762)       (839,745)     (1,156,772)       (136,513)      (229,010)
                                 --------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............      25,689,659      29,579,749       2,481,726       3,267,788         546,319        634,962
                                 ==============  ==============  ==============  ==============  ==============  =============

                                              BHFTI                     BHFTI JPMORGAN                       BHFTI
                                    INVESCO SMALL CAP GROWTH       GLOBAL ACTIVE ALLOCATION     LOOMIS SAYLES GLOBAL ALLOCATION
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  --------------------------------
                                      2019            2018           2019            2018             2019            2018
                                 --------------  --------------  -------------  --------------   --------------  -------------

Units beginning of year........       2,147,617       2,680,171      3,226,856       3,633,683          356,799        415,020
Units issued and transferred
   from other funding options..         108,036         400,816        249,597       1,187,219           12,869         34,728
Units redeemed and transferred
   to other funding options....       (504,156)       (933,370)      (577,795)     (1,594,046)         (69,267)       (92,949)
                                 --------------  --------------  -------------  --------------   --------------  -------------
Units end of year..............       1,751,497       2,147,617      2,898,658       3,226,856          300,401        356,799
                                 ==============  ==============  =============  ==============   ==============  =============

                                             BHFTI                       BHFTI METLIFE                      BHFTI
                                     LOOMIS SAYLES GROWTH          MULTI-INDEX TARGETED RISK    MFS(R) RESEARCH INTERNATIONAL
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2019           2018            2019            2018           2019            2018
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........      31,722,368     38,864,229         236,738         321,599     21,113,036      24,300,181
Units issued and transferred
   from other funding options..       1,263,459      3,378,581          17,197          98,548        774,663       2,137,774
Units redeemed and transferred
   to other funding options....     (6,141,734)   (10,520,442)        (51,188)       (183,409)    (3,718,705)     (5,324,919)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............      26,844,093     31,722,368         202,747         236,738     18,168,994      21,113,036
                                 ==============  =============  ==============  ==============  =============  ==============

                                     54

                                     55

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                     BHFTI MORGAN STANLEY              BHFTI PANAGORA                   BHFTI PIMCO
                                           DISCOVERY               GLOBAL DIVERSIFIED RISK       INFLATION PROTECTED BOND
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2019           2018            2019           2018            2019           2018
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........      4,365,053       5,401,379      1,029,854       1,311,017      2,239,070      2,582,276
Units issued and transferred
   from other funding options..        582,021       1,155,882        113,983         869,449        137,131        242,699
Units redeemed and transferred
   to other funding options....    (1,258,225)     (2,192,208)      (381,963)     (1,150,612)      (437,653)      (585,905)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............      3,688,849       4,365,053        761,874       1,029,854      1,938,548      2,239,070
                                 =============  ==============  =============  ==============  =============  =============

                                                                        BHFTI SCHRODERS                   BHFTI SSGA
                                    BHFTI PIMCO TOTAL RETURN          GLOBAL MULTI-ASSET             GROWTH AND INCOME ETF
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2019            2018            2019           2018            2019            2018
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........      77,017,148      86,502,571       2,923,845      2,073,223       2,671,371       3,086,506
Units issued and transferred
   from other funding options..       5,465,716      10,702,672          22,856      1,421,196          44,731          70,276
Units redeemed and transferred
   to other funding options....    (14,385,574)    (20,188,095)       (504,628)      (570,574)       (411,720)       (485,411)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............      68,097,290      77,017,148       2,442,073      2,923,845       2,304,382       2,671,371
                                 ==============  ==============  ==============  =============  ==============  ==============

                                          BHFTI SSGA                 BHFTI T. ROWE PRICE               BHFTI VICTORY
                                          GROWTH ETF                   MID CAP GROWTH             SYCAMORE MID CAP VALUE
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2019           2018            2019           2018            2019           2018
                                 -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........      2,200,270       2,594,661     27,082,361      32,615,117     10,225,484      12,050,422
Units issued and transferred
   from other funding options..         20,141          79,913      1,352,830       4,393,387        304,351       1,052,516
Units redeemed and transferred
   to other funding options....      (379,108)       (474,304)    (6,235,059)     (9,926,143)    (1,762,795)     (2,877,454)
                                 -------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............      1,841,303       2,200,270     22,200,132      27,082,361      8,767,040      10,225,484
                                 =============  ==============  =============  ==============  =============  ==============

                                         BHFTI WESTERN
                                       ASSET MANAGEMENT               BHFTII BAILLIE                 BHFTII BLACKROCK
                                       GOVERNMENT INCOME        GIFFORD INTERNATIONAL STOCK             BOND INCOME
                                          SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  ----------------------------  ------------------------------
                                      2019           2018           2019           2018            2019            2018
                                 --------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year........         135,598        162,994     18,005,609     20,191,908       9,863,852      11,693,123
Units issued and transferred
   from other funding options..         196,284         17,506        600,262      4,794,526       1,289,883       2,264,003
Units redeemed and transferred
   to other funding options....       (141,029)       (44,902)    (3,367,705)    (6,980,825)     (2,582,974)     (4,093,274)
                                 --------------  -------------  -------------  -------------  --------------  --------------
Units end of year..............         190,853        135,598     15,238,166     18,005,609       8,570,761       9,863,852
                                 ==============  =============  =============  =============  ==============  ==============

                                       BHFTII BLACKROCK               BHFTII BLACKROCK                BHFTII BRIGHTHOUSE
                                     CAPITAL APPRECIATION           ULTRA-SHORT TERM BOND             ASSET ALLOCATION 20
                                          SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2019           2018            2019            2018            2019            2018
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........       9,309,372     10,974,587      11,888,092      13,163,327       2,749,612       3,340,464
Units issued and transferred
   from other funding options..         540,610      5,707,917       3,858,772       4,245,533         152,930         274,446
Units redeemed and transferred
   to other funding options....     (1,649,522)    (7,373,132)     (4,794,438)     (5,520,768)       (531,940)       (865,298)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............       8,200,460      9,309,372      10,952,426      11,888,092       2,370,602       2,749,612
                                 ==============  =============  ==============  ==============  ==============  ==============

                                      BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                      ASSET ALLOCATION 40              ASSET ALLOCATION 60            ASSET ALLOCATION 80
                                          SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2019            2018            2019            2018           2019            2018
                                 --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year........       5,225,371       6,212,020      19,029,642      22,658,717     27,812,322      31,992,359
Units issued and transferred
   from other funding options..         132,642         253,574         214,515         621,614        269,642         709,052
Units redeemed and transferred
   to other funding options....       (972,251)     (1,240,223)     (2,732,520)     (4,250,689)    (3,868,480)     (4,889,089)
                                 --------------  --------------  --------------  --------------  -------------  --------------
Units end of year..............       4,385,762       5,225,371      16,511,637      19,029,642     24,213,484      27,812,322
                                 ==============  ==============  ==============  ==============  =============  ==============

                                                                                                           BHFTII
                                  BHFTII BRIGHTHOUSE/ARTISAN         BHFTII BRIGHTHOUSE/           BRIGHTHOUSE/WELLINGTON
                                         MID CAP VALUE               WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2019           2018            2019            2018           2019            2018
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........     14,811,278      16,636,183         134,543        159,591      28,383,995      34,303,062
Units issued and transferred
   from other funding options..        447,856       2,864,768          16,145         27,495         649,500       6,086,446
Units redeemed and transferred
   to other funding options....    (2,399,212)     (4,689,673)        (26,378)       (52,543)     (5,210,308)    (12,005,513)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............     12,859,922      14,811,278         124,310        134,543      23,823,187      28,383,995
                                 =============  ==============  ==============  =============  ==============  ==============

                                            BHFTII                                                        BHFTII
                                    FRONTIER MID CAP GROWTH       BHFTII JENNISON GROWTH       LOOMIS SAYLES SMALL CAP CORE
                                          SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  ----------------------------  ------------------------------
                                      2019           2018           2019            2018           2019            2018
                                 -------------  --------------  -------------  -------------  --------------  --------------

Units beginning of year........        105,040         122,237     13,800,213     16,308,688       8,568,264      10,005,879
Units issued and transferred
   from other funding options..          1,204           7,074      1,646,833      3,938,105         228,435       3,145,654
Units redeemed and transferred
   to other funding options....       (22,016)        (24,271)    (3,161,452)    (6,446,580)     (1,349,466)     (4,583,269)
                                 -------------  --------------  -------------  -------------  --------------  --------------
Units end of year..............         84,228         105,040     12,285,594     13,800,213       7,447,233       8,568,264
                                 =============  ==============  =============  =============  ==============  ==============

                                     56

                                     57

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                    BHFTII LOOMIS SAYLES                  BHFTII                         BHFTII
                                      SMALL CAP GROWTH         METLIFE AGGREGATE BOND INDEX    METLIFE MID CAP STOCK INDEX
                                         SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2019           2018           2019            2018            2019           2018
                                 -------------  -------------  -------------  -------------   -------------  --------------

Units beginning of year........      6,744,265      9,124,981     22,089,336     25,203,021      10,443,703      12,196,395
Units issued and transferred
   from other funding options..        374,458      1,120,536      1,829,071      3,133,559         578,729       1,109,681
Units redeemed and transferred
   to other funding options....    (1,277,866)    (3,501,252)    (4,646,753)    (6,247,244)     (1,858,730)     (2,862,373)
                                 -------------  -------------  -------------  -------------   -------------  --------------
Units end of year..............      5,840,857      6,744,265     19,271,654     22,089,336       9,163,702      10,443,703
                                 =============  =============  =============  =============   =============  ==============

                                           BHFTII                         BHFTII
                                 METLIFE MSCI EAFE(R) INDEX    METLIFE RUSSELL 2000(R) INDEX     BHFTII METLIFE STOCK INDEX
                                         SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                 ----------------------------  ------------------------------  ------------------------------
                                     2019            2018           2019           2018             2019            2018
                                 -------------  -------------  -------------  --------------   --------------  --------------

Units beginning of year........     19,172,718     21,048,288      9,804,270      11,388,248        7,076,865       8,291,362
Units issued and transferred
   from other funding options..      1,300,694      2,178,731        623,455       1,319,063          750,400         958,156
Units redeemed and transferred
   to other funding options....    (3,347,762)    (4,054,301)    (1,932,400)     (2,903,041)      (1,700,026)     (2,172,653)
                                 -------------  -------------  -------------  --------------   --------------  --------------
Units end of year..............     17,125,650     19,172,718      8,495,325       9,804,270        6,127,239       7,076,865
                                 =============  =============  =============  ==============   ==============  ==============

                                                                                                        BHFTII
                                 BHFTII MFS(R) TOTAL RETURN         BHFTII MFS(R) VALUE        NEUBERGER BERMAN GENESIS
                                         SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2019           2018           2019            2018           2019           2018
                                 -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........      3,556,526      4,167,462     35,603,738     29,791,367     21,332,451      24,841,992
Units issued and transferred
   from other funding options..        257,165        419,105      1,058,605     15,914,738        356,792       2,021,332
Units redeemed and transferred
   to other funding options....      (580,327)    (1,030,041)    (6,790,772)   (10,102,367)    (3,339,800)     (5,530,873)
                                 -------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............      3,233,364      3,556,526     29,871,571     35,603,738     18,349,443      21,332,451
                                 =============  =============  =============  =============  =============  ==============

                                                                                                        BHFTII
                                    BHFTII T. ROWE PRICE           BHFTII T. ROWE PRICE        WESTERN ASSET MANAGEMENT
                                      LARGE CAP GROWTH               SMALL CAP GROWTH        STRATEGIC BOND OPPORTUNITIES
                                         SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2019           2018            2019           2018           2019           2018
                                 -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........     16,266,216     19,609,998      5,919,527      6,998,914     31,795,612      36,351,505
Units issued and transferred
   from other funding options..      1,155,367      2,419,790        432,393        946,575      1,601,292       5,082,159
Units redeemed and transferred
   to other funding options....    (3,914,728)    (5,763,572)    (1,344,586)    (2,025,962)    (5,522,721)     (9,638,052)
                                 -------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............     13,506,855     16,266,216      5,007,334      5,919,527     27,874,183      31,795,612
                                 =============  =============  =============  =============  =============  ==============

                                           BHFTII WESTERN ASSET
                                        MANAGEMENT U.S. GOVERNMENT
                                                SUBACCOUNT
                                      ------------------------------
                                           2019            2018
                                      --------------  --------------

Units beginning of year.............      21,336,906      23,561,769
Units issued and transferred
   from other funding options.......       1,910,916       4,261,829
Units redeemed and transferred
   to other funding options.........     (4,394,818)     (6,486,692)
                                      --------------  --------------
Units end of year...................      18,853,004      21,336,906
                                      ==============  ==============

                                     58

                                     59

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2019:

                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------

  American Funds(R) Bond             2019     1,113,737    15.89 - 19.49      21,110,214
     Subaccount                      2018     1,254,088    14.39 - 18.07      22,084,627
                                     2017     1,448,112    14.85 - 18.46      26,077,860
                                     2016     1,583,928    14.68 - 18.05      27,903,008
                                     2015     1,799,791    14.62 - 17.79      31,237,104

  American Funds(R) Global           2019    15,351,797      4.28 - 5.20      77,899,413
     Small Capitalization            2018    18,181,725      3.23 - 4.01      71,179,165
     Subaccount                      2017    21,436,281      3.70 - 4.55      95,255,129
                                     2016    25,275,009      3.01 - 3.66      90,532,040
                                     2015    28,194,373      3.02 - 3.64     100,294,411

  American Funds(R) Growth           2019     6,444,559    31.24 - 43.17     267,113,457
     Subaccount                      2018     7,579,092    24.45 - 33.47     243,864,932
                                     2017     9,373,933     6.25 - 34.03     307,153,648
                                     2016    11,105,193    19.04 - 26.90     287,740,484
                                     2015    12,820,721     5.04 - 24.92     307,490,605

  American Funds(R)                  2019     6,209,406    19.16 - 26.94     159,842,830
     Growth-Income Subaccount        2018     7,347,750    15.01 - 21.66     152,124,512
                                     2017     8,886,883    15.67 - 22.37     190,452,067
                                     2016    10,299,442    13.12 - 18.53     182,982,079
                                     2015    11,701,397    12.06 - 16.85     189,038,388

  BHFTI AB Global Dynamic            2019       202,272    14.36 - 15.19       3,048,573
     Allocation Subaccount           2018       228,680    12.38 - 13.02       2,958,057
                                     2017       292,251    13.55 - 14.15       4,107,222
                                     2016       339,866    12.04 - 12.60       4,255,229
                                     2015       363,522    11.85 - 12.30       4,442,798

  BHFTI American Funds(R)            2019     7,979,447     1.77 - 17.94     140,904,119
     Balanced Allocation             2018     8,695,333     1.50 - 15.18     129,951,019
     Subaccount                      2017     9,839,092     1.59 - 16.05     155,420,951
                                     2016    11,350,612     1.38 - 13.89     156,218,897
                                     2015    12,313,704    12.16 - 13.04     159,128,547

  BHFTI American Funds(R)            2019    16,767,447     1.90 - 19.23     319,180,803
     Growth Allocation Subaccount    2018    19,167,011     1.56 - 15.73     298,710,957
                                     2017    21,228,512     1.67 - 16.89     355,336,811
                                     2016    22,758,256    13.02 - 14.08     317,698,345
                                     2015    24,572,520    12.29 - 13.07     318,621,059

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------

  American Funds(R) Bond             2019      2.51         1.15 - 2.05           6.87 - 7.84
     Subaccount                      2018      2.30         1.15 - 2.05       (3.13) - (2.10)
                                     2017      1.85         1.15 - 2.20           1.16 - 2.23
                                     2016      1.62         1.15 - 2.20           0.45 - 1.51
                                     2015      1.59         1.15 - 2.20       (2.15) - (1.12)

  American Funds(R) Global           2019      0.15         1.15 - 2.05         28.53 - 29.75
     Small Capitalization            2018      0.08         1.15 - 2.05     (12.73) - (11.75)
     Subaccount                      2017      0.43         1.15 - 2.20         22.86 - 24.21
                                     2016      0.24         1.15 - 2.20         (0.37) - 0.73
                                     2015        --         1.15 - 2.20       (2.16) - (1.08)

  American Funds(R) Growth           2019      0.73         1.15 - 2.05         27.80 - 29.02
     Subaccount                      2018      0.41         1.15 - 2.05       (2.53) - (1.59)
                                     2017      0.49         1.15 - 2.20         20.57 - 26.58
                                     2016      0.75         1.15 - 2.20           6.84 - 8.02
                                     2015      0.57         1.15 - 2.20           0.40 - 5.43

  American Funds(R)                  2019      1.60         1.15 - 2.10         23.21 - 24.45
     Growth-Income Subaccount        2018      1.33         1.15 - 2.10       (4.18) - (3.11)
                                     2017      1.34         1.15 - 2.20         19.43 - 20.75
                                     2016      1.44         1.15 - 2.20          8.82 - 10.03
                                     2015      1.26         1.15 - 2.20         (1.00) - 0.09

  BHFTI AB Global Dynamic            2019      3.47         1.15 - 1.80         15.97 - 16.72
     Allocation Subaccount           2018      1.65         1.15 - 1.80       (8.64) - (8.04)
                                     2017      1.47         1.15 - 1.80         11.60 - 12.32
                                     2016      1.57         1.15 - 1.95           1.60 - 2.41
                                     2015      3.14         1.15 - 1.95       (1.36) - (0.57)

  BHFTI American Funds(R)            2019      1.80         1.15 - 1.85         17.34 - 18.16
     Balanced Allocation             2018      1.46         1.15 - 2.05       (6.26) - (5.41)
     Subaccount                      2017      1.49         1.15 - 2.05         14.49 - 15.52
                                     2016      1.61         1.15 - 2.05           5.62 - 6.58
                                     2015      1.40         1.15 - 2.05       (2.72) - (1.84)

  BHFTI American Funds(R)            2019      1.68         1.15 - 1.75         21.49 - 22.22
     Growth Allocation Subaccount    2018      1.20         1.15 - 1.85        (7.6) - (6.85)
                                     2017      1.25         1.15 - 1.95         19.01 - 19.96
                                     2016      1.32         1.15 - 2.05           6.75 - 7.71
                                     2015      1.31         1.15 - 2.05       (2.67) - (1.89)

                                     60

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------

  BHFTI American Funds(R)          2019     5,617,224    15.09 - 16.57      92,075,683
     Moderate Allocation           2018     6,548,427    13.24 - 14.43      93,569,689
     Subaccount                    2017     7,636,740    13.98 - 15.11     114,437,744
                                   2016     8,654,853    12.62 - 13.53     116,221,978
                                   2015     9,654,055    12.03 - 12.79     122,657,953

  BHFTI AQR Global Risk            2019       378,002    11.66 - 13.08       4,904,998
     Balanced Subaccount           2018       454,871     9.84 - 11.03       4,983,217
                                   2017       562,339    10.64 - 11.92       6,661,455
                                   2016       694,683    10.49 - 10.98       7,584,671
                                   2015       789,827     9.81 - 10.19       8,013,998

  BHFTI BlackRock Global           2019       367,341    13.88 - 14.75       5,373,944
     Tactical Strategies           2018       437,967    11.72 - 12.37       5,376,744
     Subaccount                    2017       524,193    12.87 - 13.48       7,020,428
                                   2016       614,001    11.34 - 12.04       7,344,831
                                   2015       685,840    11.23 - 11.66       7,948,746

  BHFTI Brighthouse Asset          2019       887,768    20.24 - 23.58      20,196,029
     Allocation 100 Subaccount     2018     1,032,688    16.20 - 18.73      18,679,195
                                   2017     1,196,554    18.63 - 20.62      24,373,097
                                   2016     1,333,471    15.01 - 16.96      22,352,058
                                   2015     1,602,470    14.46 - 15.75      24,955,510

  BHFTI Brighthouse Balanced       2019     1,235,766    16.11 - 17.12      20,788,191
     Plus Subaccount               2018     1,280,853    13.28 - 14.01      17,745,419
                                   2017     1,501,953    14.60 - 15.30      22,736,422
                                   2016     1,501,126    12.50 - 13.08      19,452,040
                                   2015     1,507,821    11.76 - 12.21      18,270,651

  BHFTI Brighthouse/Franklin       2019     1,100,210     9.91 - 10.39      11,274,323
     Low Duration Total Return     2018       864,803     9.56 - 10.05       8,600,853
     Subaccount                    2017       846,117     9.69 - 10.12       8,488,057
                                   2016       911,794     9.60 - 10.10       9,144,097
                                   2015       981,341      9.61 - 9.91       9,666,742

  BHFTI                            2019       762,432    12.79 - 18.10      13,262,114
     Brighthouse/Wellington Large  2018       874,630     9.91 - 13.89      11,683,806
     Cap Research Subaccount       2017     1,058,370    10.80 - 15.00      15,291,513
                                   2016     1,196,833     9.05 - 12.44      14,302,701
                                   2015     1,326,829     8.53 - 11.62      14,815,754

  BHFTI Clarion Global Real        2019     1,591,495    19.89 - 22.91      35,838,042
     Estate Subaccount             2018     1,961,538    16.27 - 18.57      35,837,990
                                   2017     2,309,813    18.18 - 20.56      46,788,192
                                   2016     2,586,391    16.65 - 18.78      47,891,850
                                   2015     3,011,290    16.66 - 18.83      55,937,426

  BHFTI Harris Oakmark             2019    25,689,659      2.71 - 3.26      80,845,079
     International Subaccount      2018    29,579,749      2.22 - 2.64      75,667,200
                                   2017    32,744,467      2.99 - 3.51     111,546,523
                                   2016    38,426,954      2.28 - 2.72     101,558,483
                                   2015    42,566,089      2.16 - 2.54     105,245,535

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  BHFTI American Funds(R)          2019      2.00         1.15 - 1.95         13.91 - 14.83
     Moderate Allocation           2018      1.71         1.15 - 1.95       (5.29) - (4.53)
     Subaccount                    2017      1.78         1.15 - 1.95         10.79 - 11.68
                                   2016      1.91         1.15 - 1.95           4.95 - 5.79
                                   2015      1.49         1.15 - 1.95       (2.64) - (1.86)

  BHFTI AQR Global Risk            2019      2.96         1.15 - 1.85         17.72 - 18.55
     Balanced Subaccount           2018      0.38         1.15 - 1.85       (8.07) - (7.43)
                                   2017      1.67         1.15 - 1.85           7.80 - 8.55
                                   2016        --         1.15 - 1.95           6.86 - 7.72
                                   2015      5.58         1.15 - 1.95     (11.32) - (10.61)

  BHFTI BlackRock Global           2019      0.19         1.15 - 1.85         18.41 - 19.25
     Tactical Strategies           2018      1.42         1.15 - 1.85       (8.89) - (8.25)
     Subaccount                    2017      0.68         1.15 - 1.85         11.24 - 12.02
                                   2016      1.46         1.15 - 2.20           2.16 - 3.24
                                   2015      1.54         1.15 - 2.20       (2.04) - (1.25)

  BHFTI Brighthouse Asset          2019      1.52         1.15 - 2.05         24.90 - 26.02
     Allocation 100 Subaccount     2018      1.02         1.15 - 2.05     (11.90) - (11.10)
                                   2017      1.23         1.15 - 1.95         20.57 - 21.53
                                   2016      2.33         1.15 - 2.20           6.61 - 7.73
                                   2015      1.28         1.15 - 1.95       (3.90) - (3.13)

  BHFTI Brighthouse Balanced       2019      2.07         1.15 - 1.85         21.30 - 22.15
     Plus Subaccount               2018      1.67         1.15 - 1.85       (9.07) - (8.43)
                                   2017      1.51         1.15 - 1.85         16.17 - 16.98
                                   2016      2.73         1.15 - 1.95           6.27 - 7.13
                                   2015      2.19         1.15 - 1.95       (5.94) - (5.18)

  BHFTI Brighthouse/Franklin       2019      2.94         1.15 - 1.70           2.87 - 3.44
     Low Duration Total Return     2018      1.78         1.15 - 1.80       (1.36) - (0.72)
     Subaccount                    2017      1.44         1.15 - 1.80         (0.47) - 0.18
                                   2016      3.01         1.15 - 2.05           1.04 - 1.95
                                   2015      3.06         1.15 - 1.80       (2.40) - (1.76)

  BHFTI                            2019      0.91         1.15 - 2.10         29.07 - 30.30
     Brighthouse/Wellington Large  2018      0.79         1.15 - 2.10       (8.28) - (7.40)
     Cap Research Subaccount       2017      0.88         1.15 - 2.10         19.41 - 20.55
                                   2016      2.19         1.15 - 2.10           6.03 - 7.04
                                   2015      0.71         1.15 - 2.10           2.32 - 3.30

  BHFTI Clarion Global Real        2019      3.06         1.15 - 2.05         22.28 - 23.38
     Estate Subaccount             2018      5.96         1.15 - 2.05      (10.51) - (9.70)
                                   2017      3.45         1.15 - 2.05           8.50 - 9.48
                                   2016      2.08         1.15 - 2.10       (1.22) - (0.28)
                                   2015      3.78         1.15 - 2.20       (3.55) - (2.53)

  BHFTI Harris Oakmark             2019      2.23         1.15 - 2.05         21.99 - 23.17
     International Subaccount      2018      1.73         1.15 - 2.05     (25.52) - (24.74)
                                   2017      1.64         1.15 - 2.05         27.79 - 29.04
                                   2016      2.14         1.15 - 2.20           5.82 - 7.07
                                   2015      3.01         1.15 - 2.20       (6.60) - (5.55)

                                     61

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------

  BHFTI Invesco Balanced-Risk        2019     2,481,726       1.27 - 1.32       3,264,743
     Allocation Subaccount           2018     3,267,788       1.11 - 1.16       3,774,113
                                     2017     4,143,216       1.21 - 1.25       5,174,185
                                     2016     5,087,606       1.11 - 1.15       5,845,015
                                     2015     4,193,200       1.01 - 1.04       4,365,634

  BHFTI Invesco Global Equity        2019       546,319     34.86 - 40.90      21,853,199
     Subaccount                      2018       634,962     25.84 - 31.45      19,560,682
                                     2017       720,761     30.37 - 36.63      25,873,858
                                     2016       911,102     22.00 - 27.10      24,203,904
                                     2015       872,567     22.44 - 27.35      23,400,267

  BHFTI Invesco Small Cap            2019     1,751,497       3.42 - 4.03       6,911,321
     Growth Subaccount               2018     2,147,617       2.81 - 3.28       6,893,956
                                     2017     2,680,171       3.15 - 3.65       9,585,645
                                     2016     3,217,105       2.57 - 2.94       9,270,535
                                     2015     3,632,938       2.35 - 2.67       9,509,330

  BHFTI JPMorgan Global              2019     2,898,658       1.45 - 1.51       4,357,882
     Active Allocation Subaccount    2018     3,226,856       1.25 - 1.31       4,206,408
                                     2017     3,633,683       1.37 - 1.43       5,162,247
                                     2016     3,883,931       1.19 - 1.24       4,783,661
                                     2015     4,223,944       1.18 - 1.22       5,120,603

  BHFTI Loomis Sayles Global         2019       300,401      2.15 - 22.06       6,118,464
     Allocation Subaccount           2018       356,799      1.71 - 17.50       5,799,284
                                     2017       415,020      1.83 - 18.71       7,240,416
                                     2016       491,198      1.51 - 15.39       7,083,886
                                     2015       532,833      1.46 - 14.86       7,123,043

  BHFTI Loomis Sayles Growth         2019    26,844,093       1.25 - 2.00      48,305,918
     Subaccount                      2018    31,722,368       1.03 - 1.64      46,825,587
                                     2017    38,864,229       1.14 - 1.78      62,679,865
                                     2016    46,262,111       0.98 - 1.52      64,062,358
                                     2015    54,839,983       0.97 - 1.50      75,223,591

  BHFTI MetLife Multi-Index          2019       202,747     14.83 - 15.54       3,124,500
     Targeted Risk Subaccount        2018       236,738     12.37 - 12.91       3,039,231
                                     2017       321,599     13.58 - 14.07       4,494,812
                                     2016       328,904     11.97 - 12.32       4,029,157
                                     2015       430,933     11.70 - 11.94       5,127,702

  BHFTI MFS(R) Research              2019    18,168,994       1.80 - 2.16      38,489,630
     International Subaccount        2018    21,113,036       1.43 - 1.70      35,270,007
                                     2017    24,300,181       1.70 - 2.00      47,795,427
                                     2016    28,936,781       1.32 - 1.58      44,975,903
                                     2015    31,870,645       1.36 - 1.61      50,561,126

  BHFTI Morgan Stanley               2019     3,688,849       3.05 - 3.74      13,425,627
     Discovery Subaccount            2018     4,365,053       2.22 - 2.70      11,480,209
                                     2017     5,401,379       2.06 - 2.48      13,076,853
                                     2016     6,229,546       1.46 - 1.79      10,900,288
                                     2015     6,752,826       1.63 - 1.98      13,063,319

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------

  BHFTI Invesco Balanced-Risk        2019        --         1.15 - 1.70         13.34 - 13.96
     Allocation Subaccount           2018      1.18         1.15 - 1.80       (8.11) - (7.51)
                                     2017      3.62         1.15 - 1.80           8.04 - 8.75
                                     2016      0.15         1.15 - 1.95          9.56 - 10.44
                                     2015      2.71         1.15 - 1.95       (6.06) - (5.30)

  BHFTI Invesco Global Equity        2019      0.79         1.15 - 1.85         29.16 - 30.06
     Subaccount                      2018      1.01         1.15 - 1.85     (14.92) - (14.14)
                                     2017      0.89         1.15 - 2.05         33.97 - 35.18
                                     2016      0.93         1.15 - 2.20       (1.95) - (0.92)
                                     2015      0.94         1.15 - 2.20           1.67 - 2.75

  BHFTI Invesco Small Cap            2019        --         1.15 - 2.05         21.88 - 22.99
     Growth Subaccount               2018        --         1.15 - 2.05     (10.90) - (10.09)
                                     2017        --         1.15 - 2.05         22.80 - 23.90
                                     2016        --         1.15 - 2.05          9.17 - 10.16
                                     2015        --         1.15 - 2.05       (3.70) - (2.83)

  BHFTI JPMorgan Global              2019      2.74         1.15 - 1.70         14.94 - 15.58
     Active Allocation Subaccount    2018      1.62         1.15 - 1.70        (8.9) - (8.25)
                                     2017      2.51         1.15 - 1.85         14.52 - 15.33
                                     2016      2.12         1.15 - 1.95           0.92 - 1.73
                                     2015      2.76         1.15 - 1.95       (1.05) - (0.26)

  BHFTI Loomis Sayles Global         2019      1.48         1.15 - 1.95         25.06 - 26.07
     Allocation Subaccount           2018      1.79         1.15 - 1.95       (7.23) - (6.48)
                                     2017      1.37         1.15 - 1.95         20.60 - 21.57
                                     2016      1.65         1.15 - 2.20           2.50 - 3.58
                                     2015      1.57         1.15 - 1.95         (0.73) - 0.07

  BHFTI Loomis Sayles Growth         2019      0.84         1.15 - 2.10         21.06 - 22.24
     Subaccount                      2018      0.62         1.15 - 2.10       (8.95) - (8.01)
                                     2017      0.75         1.15 - 2.10         16.01 - 17.19
                                     2016      0.44         1.15 - 2.20           0.45 - 1.66
                                     2015      0.25         1.15 - 2.20       (6.13) - (5.08)

  BHFTI MetLife Multi-Index          2019      2.12         1.15 - 1.80         19.54 - 20.32
     Targeted Risk Subaccount        2018      1.76         1.15 - 1.85       (8.90) - (8.25)
                                     2017      1.47         1.15 - 1.85         13.43 - 14.23
                                     2016      1.23         1.15 - 1.85           2.45 - 3.17
                                     2015      1.14         1.15 - 1.80       (2.97) - (2.34)

  BHFTI MFS(R) Research              2019      1.34         1.15 - 2.05         25.71 - 26.85
     International Subaccount        2018      1.95         1.15 - 2.05     (15.75) - (14.98)
                                     2017      1.74         1.15 - 2.05         25.56 - 26.69
                                     2016      2.00         1.15 - 2.20       (3.03) - (2.01)
                                     2015      2.70         1.15 - 2.20       (3.91) - (2.90)

  BHFTI Morgan Stanley               2019        --         1.15 - 2.05         37.29 - 38.53
     Discovery Subaccount            2018        --         1.15 - 2.05           7.90 - 8.88
                                     2017      0.15         1.15 - 2.05         37.08 - 38.32
                                     2016        --         1.15 - 2.20      (10.45) - (9.51)
                                     2015        --         1.15 - 2.20       (7.09) - (6.11)

                                     62

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------

  BHFTI PanAgora Global           2019       761,874       1.28 - 1.31         990,807
     Diversified Risk Subaccount  2018     1,029,854       1.05 - 1.08       1,112,577
                                  2017     1,311,017       1.16 - 1.19       1,549,000
                                  2016     1,970,183       1.04 - 1.06       2,093,110
                                  2015       293,224              0.97         284,111

  BHFTI PIMCO Inflation           2019     1,938,548     14.19 - 15.94      30,300,961
     Protected Bond Subaccount    2018     2,239,070     12.93 - 14.89      32,741,214
                                  2017     2,582,276     13.53 - 15.44      39,175,553
                                  2016     2,829,259     13.26 - 15.09      41,977,421
                                  2015     3,177,227     12.73 - 14.54      45,457,474

  BHFTI PIMCO Total Return        2019    68,097,290       1.69 - 2.02     134,897,485
     Subaccount                   2018    77,017,148       1.59 - 1.89     142,425,372
                                  2017    86,502,571       1.63 - 1.91     162,346,191
                                  2016    92,864,031       1.57 - 1.85     168,834,685
                                  2015   105,923,533       1.56 - 1.83     190,048,473

  BHFTI Schroders Global          2019     2,442,073       1.47 - 1.54       3,745,735
     Multi-Asset Subaccount       2018     2,923,845       1.23 - 1.28       3,737,536
                                  2017     2,073,223       1.38 - 1.43       2,961,086
                                  2016     2,673,147       1.22 - 1.27       3,382,168
                                  2015     2,639,201       1.18 - 1.22       3,196,224

  BHFTI SSGA Growth and           2019     2,304,382     17.81 - 19.54      44,499,074
     Income ETF Subaccount        2018     2,671,371     14.86 - 16.53      43,665,727
                                  2017     3,086,506     16.21 - 17.88      54,619,704
                                  2016     3,714,573     14.27 - 15.61      57,448,848
                                  2015     4,138,678     13.75 - 14.93      61,256,022

  BHFTI SSGA Growth ETF           2019     1,841,303     18.60 - 20.11      36,721,231
     Subaccount                   2018     2,200,270     14.94 - 16.62      36,265,365
                                  2017     2,594,661     16.70 - 18.42      47,420,514
                                  2016     2,885,442     14.07 - 15.57      44,547,036
                                  2015     3,158,936     13.58 - 14.74      46,182,726

  BHFTI T. Rowe Price Mid Cap     2019    22,200,132       2.65 - 3.02      65,565,191
     Growth Subaccount            2018    27,082,361       1.99 - 2.33      61,770,553
                                  2017    32,615,117       2.07 - 2.41      77,080,310
                                  2016    38,550,602       1.66 - 1.96      73,965,658
                                  2015    43,791,124       1.59 - 1.86      80,078,060

  BHFTI Victory Sycamore Mid      2019     8,767,040       3.88 - 4.74      40,517,840
     Cap Value Subaccount         2018    10,225,484       3.07 - 3.72      37,100,215
                                  2017    12,050,422       3.49 - 4.19      49,292,430
                                  2016    13,900,520       3.26 - 3.87      52,599,617
                                  2015    16,016,570       2.83 - 3.39      53,128,059

  BHFTI Western Asset             2019       190,853     11.23 - 11.67       2,214,706
     Management Government        2018       135,598     10.41 - 10.98       1,477,913
     Income Subaccount            2017       162,994     10.61 - 11.12       1,799,917
                                  2016       224,765     10.48 - 10.96       2,449,387
                                  2015       307,368     10.54 - 10.95       3,339,146

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTI PanAgora Global           2019      3.10         1.15 - 1.45         20.24 - 20.60
     Diversified Risk Subaccount  2018        --         1.15 - 1.45        (9.3) - (8.65)
                                  2017        --         1.15 - 1.85         10.54 - 11.31
                                  2016      3.27         1.15 - 1.85           9.09 - 9.85
                                  2015      0.29         1.15 - 1.35       (6.74) - (6.56)

  BHFTI PIMCO Inflation           2019      3.40         1.15 - 1.85           6.29 - 7.03
     Protected Bond Subaccount    2018      1.59         1.15 - 2.05       (4.40) - (3.53)
                                  2017      1.56         1.15 - 2.05           1.37 - 2.29
                                  2016        --         1.15 - 2.10           2.80 - 3.78
                                  2015      4.91         1.15 - 2.20       (5.22) - (4.22)

  BHFTI PIMCO Total Return        2019      2.87         1.15 - 2.10           6.21 - 7.22
     Subaccount                   2018      1.36         1.15 - 2.10       (2.31) - (1.38)
                                  2017      1.75         1.15 - 2.10           2.33 - 3.31
                                  2016      2.55         1.15 - 2.20           0.38 - 1.44
                                  2015      5.27         1.15 - 2.20       (2.17) - (1.14)

  BHFTI Schroders Global          2019      1.47         1.15 - 1.80         19.33 - 20.10
     Multi-Asset Subaccount       2018      1.65         1.15 - 1.80     (11.05) - (10.47)
                                  2017      0.77         1.15 - 1.80         12.26 - 12.99
                                  2016      1.36         1.15 - 1.95           3.61 - 4.44
                                  2015      0.95         1.15 - 1.95       (2.79) - (2.01)

  BHFTI SSGA Growth and           2019      2.31         1.15 - 1.80         17.48 - 18.24
     Income ETF Subaccount        2018      2.33         1.15 - 1.95       (8.34) - (7.59)
                                  2017      2.47         1.15 - 1.95         13.63 - 14.54
                                  2016      2.36         1.15 - 1.95           3.74 - 4.57
                                  2015      2.29         1.15 - 1.95       (3.86) - (3.08)

  BHFTI SSGA Growth ETF           2019      1.94         1.15 - 1.70         20.38 - 21.04
     Subaccount                   2018      2.01         1.15 - 1.95      (10.52) - (9.80)
                                  2017      2.11         1.15 - 1.95         17.33 - 18.27
                                  2016      2.15         1.15 - 2.05           4.71 - 5.66
                                  2015      2.04         1.15 - 1.95       (4.20) - (3.43)

  BHFTI T. Rowe Price Mid Cap     2019      0.03         1.15 - 1.85         28.67 - 29.57
     Growth Subaccount            2018        --         1.15 - 1.95       (4.19) - (3.32)
                                  2017        --         1.15 - 2.05         22.22 - 23.32
                                  2016        --         1.15 - 2.20           3.90 - 5.00
                                  2015        --         1.15 - 2.20           4.35 - 5.45

  BHFTI Victory Sycamore Mid      2019      1.08         1.15 - 2.10         26.30 - 27.51
     Cap Value Subaccount         2018      0.56         1.15 - 2.10     (12.03) - (11.18)
                                  2017      0.92         1.15 - 2.10           7.21 - 8.23
                                  2016      0.63         1.15 - 2.10         13.10 - 14.18
                                  2015      0.46         1.15 - 2.20     (10.96) - (10.02)

  BHFTI Western Asset             2019      2.90         1.15 - 1.60           5.79 - 6.26
     Management Government        2018      2.59         1.15 - 1.70       (1.91) - (1.21)
     Income Subaccount            2017      2.19         1.15 - 1.85           0.72 - 1.43
                                  2016      2.05         1.15 - 1.95         (0.64) - 0.16
                                  2015      1.91         1.15 - 1.95       (1.51) - (0.72)

                                     63

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------

  BHFTII Baillie Gifford       2019    15,238,166      1.69 - 2.13      31,219,510
     International Stock       2018    18,005,609      1.25 - 1.63      28,188,112
     Subaccount                2017    20,191,908      1.54 - 1.98      38,604,217
                               2016    24,386,630      1.15 - 1.49      34,962,106
                               2015    27,742,965      1.13 - 1.43      38,235,379

  BHFTII BlackRock Bond        2019     8,570,761      5.27 - 7.31      59,251,300
     Income Subaccount         2018     9,863,852      4.91 - 6.74      62,987,001
                               2017    11,693,123      5.04 - 6.86      76,114,473
                               2016    12,121,638      4.95 - 6.68      76,990,690
                               2015    13,462,692      4.91 - 6.57      84,177,107

  BHFTII BlackRock Capital     2019     8,200,460      4.29 - 8.78      69,824,410
     Appreciation Subaccount   2018     9,309,372      3.28 - 6.70      60,521,607
                               2017    10,974,587      3.25 - 6.62      70,624,858
                               2016    12,540,493      2.46 - 5.01      61,053,549
                               2015    13,808,625      2.50 - 5.07      68,080,443

  BHFTII BlackRock             2019    10,952,426      1.75 - 2.35      24,441,655
     Ultra-Short Term Bond     2018    11,888,092      1.75 - 2.33      26,517,110
     Subaccount                2017    13,163,327      1.76 - 2.32      29,175,449
                               2016    14,679,482      1.78 - 2.33      32,813,336
                               2015    17,226,292      1.82 - 2.35      38,765,108

  BHFTII Brighthouse Asset     2019     2,370,602    15.08 - 16.71      38,963,613
     Allocation 20 Subaccount  2018     2,749,612    13.56 - 15.13      40,977,391
                               2017     3,340,464    14.20 - 15.72      51,733,623
                               2016     3,775,874    13.38 - 14.87      55,259,597
                               2015     4,238,251    13.21 - 14.39      60,016,928

  BHFTII Brighthouse Asset     2019     4,385,762    16.88 - 18.71      80,648,745
     Allocation 40 Subaccount  2018     5,225,371    14.48 - 16.37      84,218,232
                               2017     6,212,020    15.46 - 17.33     105,938,516
                               2016     7,393,613    14.26 - 15.84     115,389,966
                               2015     8,308,559    13.72 - 15.10     123,735,009

  BHFTII Brighthouse Asset     2019    16,511,637    18.57 - 20.58     334,088,007
     Allocation 60 Subaccount  2018    19,029,642    15.62 - 17.43     326,560,244
                               2017    22,658,717    16.97 - 18.78     419,376,606
                               2016    25,823,624    14.65 - 16.56     421,701,054
                               2015    29,181,489    13.98 - 15.64     450,175,674

  BHFTII Brighthouse Asset     2019    24,213,484    19.83 - 22.30     532,240,958
     Allocation 80 Subaccount  2018    27,812,322    16.12 - 18.24     500,294,112
                               2017    31,992,359    17.91 - 20.08     634,108,459
                               2016    36,108,562    15.34 - 17.04     607,345,164
                               2015    39,963,794    14.25 - 15.94     628,500,710

  BHFTII Brighthouse/Artisan   2019    12,859,922      5.02 - 6.43      79,402,025
     Mid Cap Value Subaccount  2018    14,811,278      4.13 - 5.27      74,950,168
                               2017    16,636,183      4.86 - 6.15      98,369,499
                               2016    18,907,688      4.41 - 5.52     100,497,993
                               2015    21,551,878      3.48 - 4.55      94,425,561

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------

  BHFTII Baillie Gifford       2019      1.18         1.15 - 1.85         29.98 - 31.05
     International Stock       2018      1.01         1.15 - 2.10     (18.83) - (18.05)
     Subaccount                2017      1.08         1.15 - 2.10         32.12 - 33.38
                               2016      1.45         1.15 - 2.10           2.92 - 4.04
                               2015      1.52         1.15 - 2.10       (4.18) - (3.27)

  BHFTII BlackRock Bond        2019      3.65         1.15 - 2.00           7.38 - 8.35
     Income Subaccount         2018      3.19         1.15 - 2.00       (2.59) - (1.70)
                               2017      2.96         1.15 - 2.00           1.80 - 2.71
                               2016      3.02         1.15 - 2.00           0.83 - 1.74
                               2015      3.67         1.15 - 2.00       (1.65) - (0.76)

  BHFTII BlackRock Capital     2019      0.13         1.15 - 1.85         30.09 - 31.14
     Appreciation Subaccount   2018      0.07         1.15 - 2.10           0.12 - 1.09
                               2017      0.05         1.15 - 2.10         30.96 - 32.21
                               2016        --         1.15 - 2.10       (2.17) - (1.20)
                               2015        --         1.15 - 2.10           3.86 - 4.89

  BHFTII BlackRock             2019      1.63         1.15 - 1.95         (0.09) - 0.76
     Ultra-Short Term Bond     2018      0.77         1.15 - 1.95         (0.42) - 0.43
     Subaccount                2017      0.10         1.15 - 1.95       (1.30) - (0.46)
                               2016      0.01         1.15 - 1.95       (1.82) - (1.00)
                               2015        --         1.15 - 1.95       (1.93) - (1.14)

  BHFTII Brighthouse Asset     2019      2.15         1.15 - 1.85          9.69 - 10.46
     Allocation 20 Subaccount  2018      2.22         1.15 - 1.95       (4.50) - (3.73)
                               2017      2.06         1.15 - 1.95           4.87 - 5.71
                               2016      3.21         1.15 - 2.05           2.41 - 3.33
                               2015      2.10         1.15 - 1.95       (2.51) - (1.72)

  BHFTII Brighthouse Asset     2019      2.19         1.15 - 1.85         13.48 - 14.27
     Allocation 40 Subaccount  2018      2.00         1.15 - 2.05       (6.35) - (5.50)
                               2017      2.00         1.15 - 2.05           8.40 - 9.38
                               2016      3.54         1.15 - 2.05           3.94 - 4.87
                               2015      0.28         1.15 - 2.05       (3.08) - (2.20)

  BHFTII Brighthouse Asset     2019      1.95         1.15 - 1.85         17.23 - 18.06
     Allocation 60 Subaccount  2018      1.64         1.15 - 1.85       (7.95) - (7.20)
                               2017      1.72         1.15 - 1.95         12.52 - 13.42
                               2016      3.15         1.15 - 2.20           4.77 - 5.88
                               2015      0.53         1.15 - 2.20       (3.42) - (2.40)

  BHFTII Brighthouse Asset     2019      1.76         1.15 - 1.95         21.34 - 22.31
     Allocation 80 Subaccount  2018      1.31         1.15 - 1.95       (9.99) - (9.17)
                               2017      1.55         1.15 - 2.05         16.75 - 17.80
                               2016      2.94         1.15 - 2.05           5.95 - 6.90
                               2015      0.33         1.15 - 2.20       (3.84) - (2.82)

  BHFTII Brighthouse/Artisan   2019      0.60         1.15 - 2.05         21.05 - 22.15
     Mid Cap Value Subaccount  2018      0.47         1.15 - 2.10     (15.14) - (14.33)
                               2017      0.57         1.15 - 2.10         10.32 - 11.37
                               2016      0.95         1.15 - 2.10         20.23 - 21.37
                               2015      1.02         1.15 - 2.20     (11.63) - (10.61)

                                     64

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------

  BHFTII                          2019       124,310    69.48 - 87.84      10,535,042
     Brighthouse/Wellington       2018       134,543    57.67 - 72.40       9,385,122
     Balanced Subaccount          2017       159,591    61.21 - 76.30      11,778,334
                                  2016       163,665    48.79 - 67.20      10,593,965
                                  2015       134,747    50.30 - 63.69       8,194,678

  BHFTII                          2019    23,823,187      6.96 - 8.51     195,141,660
     Brighthouse/Wellington Core  2018    28,383,995      5.43 - 6.59     180,069,240
     Equity Opportunities         2017    34,303,062      5.55 - 6.68     221,061,335
     Subaccount                   2016    39,390,385      4.66 - 5.68     216,138,131
                                  2015    45,734,551      4.21 - 5.36     237,055,645

  BHFTII Frontier Mid Cap         2019        84,228   90.95 - 113.55       9,249,869
     Growth Subaccount            2018       105,040    67.64 - 86.47       8,799,388
                                  2017       122,237    73.31 - 92.96      11,004,433
                                  2016       145,604    58.13 - 75.26      10,585,331
                                  2015       162,702    56.43 - 72.40      11,299,529

  BHFTII Jennison Growth          2019    12,285,594      1.38 - 1.67      19,746,654
     Subaccount                   2018    13,800,213      1.06 - 1.27      16,975,030
                                  2017    16,308,688      1.08 - 1.28      20,267,880
                                  2016    20,055,574      0.80 - 0.95      18,435,535
                                  2015    22,075,873      0.82 - 0.96      20,604,963

  BHFTII Loomis Sayles Small      2019     7,447,233      6.64 - 8.56      61,504,118
     Cap Core Subaccount          2018     8,568,264      5.42 - 6.91      57,178,423
                                  2017    10,005,879      6.23 - 7.87      76,150,387
                                  2016    11,536,783      5.53 - 6.92      77,231,735
                                  2015    13,142,049      4.60 - 5.88      74,762,807

  BHFTII Loomis Sayles Small      2019     5,840,857      2.56 - 2.92      16,703,559
     Cap Growth Subaccount        2018     6,744,265      1.99 - 2.33      15,446,789
                                  2017     9,124,981      2.03 - 2.35      21,108,155
                                  2016    11,235,020      1.59 - 1.88      20,776,619
                                  2015    12,924,156      1.54 - 1.79      22,790,813

  BHFTII MetLife Aggregate        2019    19,271,654      1.58 - 1.87      35,208,695
     Bond Index Subaccount        2018    22,089,336      1.49 - 1.75      37,712,932
                                  2017    25,203,021      1.52 - 1.78      43,752,963
                                  2016    27,866,965      1.44 - 1.75      47,526,945
                                  2015    29,634,168      1.51 - 1.73      50,066,734

  BHFTII MetLife Mid Cap          2019     9,163,702      3.52 - 4.03      36,187,935
     Stock Index Subaccount       2018    10,443,703      2.80 - 3.25      33,252,095
                                  2017    12,196,395      3.23 - 3.71      44,435,808
                                  2016    13,747,826      2.85 - 3.25      43,844,511
                                  2015    14,931,760      2.42 - 2.73      40,115,383

  BHFTII MetLife MSCI EAFE(R)     2019    17,125,650      1.53 - 1.81      30,436,708
     Index Subaccount             2018    19,172,718      1.28 - 1.51      28,391,812
                                  2017    21,048,288      1.53 - 1.78      36,722,285
                                  2016    23,674,525      1.25 - 1.44      33,566,237
                                  2015    25,735,466      1.26 - 1.45      36,558,314

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII                          2019      1.97         1.15 - 1.85         20.47 - 21.31
     Brighthouse/Wellington       2018      1.43         1.15 - 1.85       (5.78) - (5.11)
     Balanced Subaccount          2017      1.69         1.15 - 1.85         12.75 - 13.54
                                  2016      2.34         1.15 - 2.20           4.42 - 5.52
                                  2015      1.68         1.15 - 1.95           0.32 - 1.13

  BHFTII                          2019      1.46         1.15 - 1.95         28.25 - 29.28
     Brighthouse/Wellington Core  2018      1.60         1.15 - 1.95       (2.19) - (1.40)
     Equity Opportunities         2017      1.41         1.15 - 1.95         16.63 - 17.56
     Subaccount                   2016      1.47         1.15 - 1.95           4.99 - 5.93
                                  2015      1.61         1.15 - 2.20         (0.08) - 1.10

  BHFTII Frontier Mid Cap         2019        --         1.15 - 1.85         30.40 - 31.32
     Growth Subaccount            2018        --         1.15 - 1.85       (7.73) - (6.98)
                                  2017        --         1.15 - 1.95         22.53 - 23.51
                                  2016        --         1.15 - 2.05           3.02 - 3.96
                                  2015        --         1.15 - 2.05           0.52 - 1.43

  BHFTII Jennison Growth          2019      0.25         1.15 - 2.10         29.81 - 31.05
     Subaccount                   2018      0.17         1.15 - 2.10       (1.93) - (0.93)
                                  2017      0.13         1.15 - 2.10         34.22 - 35.56
                                  2016      0.07         1.15 - 2.10       (2.16) - (1.16)
                                  2015      0.06         1.15 - 2.10           8.30 - 9.40

  BHFTII Loomis Sayles Small      2019      0.01         1.15 - 2.05         22.69 - 23.92
     Cap Core Subaccount          2018      0.01         1.15 - 2.05     (13.11) - (12.23)
                                  2017      0.16         1.15 - 2.05         12.63 - 13.76
                                  2016      0.17         1.15 - 2.05         16.56 - 17.73
                                  2015      0.05         1.15 - 2.20       (3.88) - (2.77)

  BHFTII Loomis Sayles Small      2019        --         1.15 - 1.85         24.19 - 25.06
     Cap Growth Subaccount        2018        --         1.15 - 1.85       (1.77) - (0.87)
                                  2017        --         1.15 - 2.05         24.12 - 25.24
                                  2016        --         1.15 - 2.20           3.74 - 4.83
                                  2015        --         1.15 - 2.20         (0.78) - 0.27

  BHFTII MetLife Aggregate        2019      2.95         1.15 - 1.95           6.25 - 7.10
     Bond Index Subaccount        2018      2.83         1.15 - 1.95       (2.38) - (1.60)
                                  2017      2.69         1.15 - 1.95           0.98 - 1.79
                                  2016      2.58         1.15 - 2.20         (0.08) - 0.97
                                  2015      2.73         1.15 - 1.95       (1.84) - (1.05)

  BHFTII MetLife Mid Cap          2019      1.13         1.15 - 1.85         23.27 - 24.13
     Stock Index Subaccount       2018      1.03         1.15 - 1.95     (13.23) - (12.53)
                                  2017      1.17         1.15 - 1.95         13.40 - 14.31
                                  2016      1.04         1.15 - 1.95         17.82 - 18.76
                                  2015      0.94         1.15 - 1.95       (4.50) - (3.73)

  BHFTII MetLife MSCI EAFE(R)     2019      2.50         1.15 - 1.95         19.20 - 20.16
     Index Subaccount             2018      2.81         1.15 - 1.95     (15.75) - (15.07)
                                  2017      2.53         1.15 - 1.95         22.21 - 23.19
                                  2016      2.41         1.15 - 1.95       (0.95) - (0.15)
                                  2015      3.04         1.15 - 1.95       (3.19) - (2.41)

                                     65

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------

  BHFTII MetLife Russell 2000(R)  2019     8,495,325      3.35 - 3.96      32,817,703
     Index Subaccount             2018     9,804,270      2.72 - 3.20      30,610,079
                                  2017    11,388,248      3.13 - 3.65      40,555,136
                                  2016    12,703,540      2.71 - 3.22      40,051,863
                                  2015    13,681,999      2.35 - 2.70      36,091,688

  BHFTII MetLife Stock Index      2019     6,127,239     8.56 - 10.85      64,164,809
     Subaccount                   2018     7,076,865      6.67 - 8.39      57,486,325
                                  2017     8,291,362      7.15 - 8.92      71,647,212
                                  2016     9,214,312      6.01 - 7.44      66,461,194
                                  2015    10,221,981      5.51 - 6.76      66,987,285

  BHFTII MFS(R) Total Return      2019     3,233,364     6.27 - 83.70      35,579,694
     Subaccount                   2018     3,556,526     5.33 - 70.58      33,238,215
                                  2017     4,167,462     5.78 - 75.89      41,328,963
                                  2016     4,690,976     5.27 - 68.50      41,534,107
                                  2015     5,092,815     4.94 - 63.68      42,147,849

  BHFTII MFS(R) Value             2019    29,871,571     1.90 - 20.36      98,166,266
     Subaccount                   2018    35,603,738     1.48 - 15.87      90,589,419
                                  2017    29,791,367     1.67 - 17.89      87,664,145
                                  2016    33,094,397     1.43 - 15.38      83,454,614
                                  2015    36,537,619     1.27 - 13.63      81,600,868

  BHFTII Neuberger Berman         2019    18,349,443      3.34 - 4.05      72,486,332
     Genesis Subaccount           2018    21,332,451      2.64 - 3.17      65,860,132
                                  2017    24,841,992      2.89 - 3.44      83,410,644
                                  2016    28,635,237      2.56 - 3.01      84,216,626
                                  2015    32,335,434      2.21 - 2.57      81,246,266

  BHFTII T. Rowe Price Large      2019    13,506,855     3.67 - 43.91      59,536,643
     Cap Growth Subaccount        2018    16,266,216     2.87 - 34.05      55,533,854
                                  2017    19,609,998     2.96 - 34.88      68,537,956
                                  2016    23,711,092     2.23 - 26.46      62,795,223
                                  2015    25,756,209     2.24 - 26.39      67,939,647

  BHFTII T. Rowe Price Small      2019     5,007,334      4.52 - 5.30      25,885,086
     Cap Growth Subaccount        2018     5,919,527      3.32 - 4.04      23,318,219
                                  2017     6,998,914      3.63 - 4.38      29,964,349
                                  2016     7,998,685      2.94 - 3.62      28,266,179
                                  2015     8,514,997      2.69 - 3.28      27,325,553

  BHFTII Western Asset            2019    27,874,183     3.00 - 35.74     103,785,227
     Management Strategic Bond    2018    31,795,612     2.68 - 31.71     105,000,046
     Opportunities Subaccount     2017    36,351,505     2.85 - 33.50     126,827,144
                                  2016    40,684,432     2.61 - 31.45     133,277,778
                                  2015    26,049,445      2.46 - 3.13      78,624,584

  BHFTII Western Asset            2019    18,853,004      1.65 - 2.02      36,533,318
     Management U.S. Government   2018    21,336,906      1.53 - 1.93      39,603,029
     Subaccount                   2017    23,561,769      1.55 - 1.94      43,921,854
                                  2016    26,401,824      1.53 - 1.93      49,016,429
                                  2015    29,385,310      1.56 - 1.93      54,626,884

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII MetLife Russell 2000(R)  2019      0.94         1.15 - 1.95         22.88 - 23.87
     Index Subaccount             2018      0.90         1.15 - 1.95     (12.91) - (12.20)
                                  2017      1.02         1.15 - 1.95         12.19 - 13.09
                                  2016      1.17         1.15 - 2.10         18.45 - 19.58
                                  2015      0.99         1.15 - 1.95       (6.34) - (5.58)

  BHFTII MetLife Stock Index      2019      1.95         1.15 - 1.95         28.28 - 29.31
     Subaccount                   2018      1.62         1.15 - 1.95       (6.68) - (5.93)
                                  2017      1.58         1.15 - 1.95         18.90 - 19.85
                                  2016      1.82         1.15 - 1.95          9.23 - 10.11
                                  2015      1.53         1.15 - 1.95       (1.04) - (0.24)

  BHFTII MFS(R) Total Return      2019      2.19         1.15 - 2.10         17.57 - 18.70
     Subaccount                   2018      2.10         1.15 - 2.10       (7.78) - (6.89)
                                  2017      2.35         1.15 - 2.10          9.84 - 10.89
                                  2016      2.70         1.15 - 2.10           6.66 - 7.68
                                  2015      2.41         1.15 - 2.10       (2.47) - (1.54)

  BHFTII MFS(R) Value             2019      1.76         1.15 - 2.05         27.37 - 28.52
     Subaccount                   2018      1.45         1.15 - 2.10     (12.08) - (11.23)
                                  2017      1.89         1.15 - 2.10         15.20 - 16.46
                                  2016      2.10         1.15 - 2.20         11.61 - 12.90
                                  2015      2.55         1.15 - 2.20       (2.53) - (1.41)

  BHFTII Neuberger Berman         2019      0.06         1.15 - 2.05         26.78 - 28.01
     Genesis Subaccount           2018      0.18         1.15 - 2.10       (8.88) - (7.96)
                                  2017      0.25         1.15 - 2.10         13.15 - 14.30
                                  2016      0.29         1.15 - 2.10         15.99 - 17.18
                                  2015      0.24         1.15 - 2.10       (1.66) - (0.72)

  BHFTII T. Rowe Price Large      2019      0.18         1.15 - 2.10         27.88 - 29.10
     Cap Growth Subaccount        2018      0.20         1.15 - 2.10       (3.22) - (2.29)
                                  2017      0.08         1.15 - 2.10         30.71 - 31.95
                                  2016        --         1.15 - 2.20         (0.68) - 0.37
                                  2015        --         1.15 - 2.20           8.11 - 9.25

  BHFTII T. Rowe Price Small      2019        --         1.15 - 1.85         30.40 - 31.32
     Cap Growth Subaccount        2018        --         1.15 - 1.85       (8.68) - (7.85)
                                  2017      0.07         1.15 - 2.05         20.06 - 21.14
                                  2016      0.03         1.15 - 2.20          9.06 - 10.21
                                  2015        --         1.15 - 2.20           0.23 - 1.29

  BHFTII Western Asset            2019      4.73         1.15 - 2.10         11.92 - 12.99
     Management Strategic Bond    2018      5.20         1.15 - 2.10       (5.98) - (5.02)
     Opportunities Subaccount     2017      3.77         1.15 - 2.10           5.75 - 6.78
                                  2016      1.80         1.15 - 2.20           4.02 - 7.23
                                  2015      4.93         1.15 - 2.20       (4.13) - (3.02)

  BHFTII Western Asset            2019      2.60         1.15 - 1.85           3.84 - 4.67
     Management U.S. Government   2018      2.11         1.15 - 2.10       (1.30) - (0.36)
     Subaccount                   2017      2.47         1.15 - 2.10         (0.34) - 0.61
                                  2016      2.41         1.15 - 2.20         (1.03) - 0.04
                                  2015      2.11         1.15 - 2.20       (1.73) - (0.75)

                                     66

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying fund or portfolio of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

9.  SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

                                     67

This page is intentionally left blank.
Module
                      NEW ENGLAND LIFE INSURANCE COMPANY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Index to Statutory Basis Financial Statements

                                                                                         Page
                                                                                         ----
Independent Auditors' Report............................................................  2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31,
    2019, 2018 and 2017:

    Notes to the Statutory Financial Statements

    Note 10 -- Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal

Statutory Supplemental Schedules as of and for the Year Ended December 31, 2019

                                      1

         Deloitte[LOGO]                         Deloitte & Touche LLP
                                                550 South Tryon Street
                                                Suite 2500
                                                Charlotte, NC 28202
                                                USA
                                                Tel: +1 704 887 1500
                                                Fax: +1 704 887 1570
                                                www.deloitte.com

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of
New England Life Insurance Company:

We have audited the accompanying statutory-basis financial statements of New
England Life Insurance Company (a wholly-owned subsidiary of Brighthouse
Financial, Inc.) (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31,
2019 and 2018, and the related statutory-basis statements of operations and changes in capital and surplus and of cash flow for each of the three years in the period ended December 31, 2019, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

                                      2

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the
United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by New England Life Insurance
Company using the accounting practices prescribed or permitted by the
Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United
States of America, to meet the requirements of the Commonwealth of
Massachusetts Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, are also described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United
States of America

In our opinion, because of the significance of the matter described in the
Basis for Adverse Opinion on Accounting Principles Generally Accepted in the
United States of America paragraph, the statutory- basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of New England Life Insurance Company as of December 31, 2019 and
2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of New England Life Insurance Company as of December 31,
2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Commonwealth of
Massachusetts Division of Insurance as described in Note 1 to the statutory-basis financial statements.

Report on Supplemental Schedules

Our 2019 audit was conducted for the purpose of forming an opinion on the 2019 statutory-basis financial statements as a whole. The supplemental schedule of investment risks interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2019 are presented for purposes of additional analysis and are not a required part of the 2019 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2019 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2019 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Charlotte, NC
April 9, 2020

                                      3

                      NEW ENGLAND LIFE INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

                          December 31, 2019 and 2018
                       (In thousands, except share data)

                                                                                            2019           2018
                                                                                       -------------- --------------
ADMITTED ASSETS
 Bonds................................................................................ $      944,768 $    1,000,595
 Mortgage loans.......................................................................         89,021         98,871
 Cash, cash equivalents and short-term investments....................................         78,965         49,872
 Contract loans.......................................................................        416,317        419,440
 Derivative assets....................................................................         13,308         14,927
 Other invested assets................................................................         16,660         18,465
                                                                                       -------------- --------------
 Total invested assets................................................................      1,559,039      1,602,170

 Investment income due and accrued....................................................         19,108         18,988
 Premiums and annuity considerations deferred and uncollected.........................         17,800         16,070
 Net deferred tax asset...............................................................         15,105         26,769
 Other assets.........................................................................         68,801         92,032
                                                                                       -------------- --------------
 Total assets excluding Separate Accounts.............................................      1,679,853      1,756,029
 Separate Account assets..............................................................      7,438,663      6,744,641
                                                                                       -------------- --------------
 Total Admitted Assets................................................................ $    9,118,516 $    8,500,670
                                                                                       ============== ==============
 LIABILITIES AND CAPITAL AND SURPLUS
 Liabilities
 Reserves for life and health insurance and annuities................................. $    1,191,171 $    1,203,706
 Liability for deposit-type contracts.................................................         11,514          9,277
 Dividends due to policyholders.......................................................          3,910          4,294
 Interest maintenance reserve.........................................................         20,704          5,158
 Other policy liabilities.............................................................         33,460         37,330
 Asset valuation reserve..............................................................         12,045         10,350
 Derivative liabilities...............................................................            262             70
 Payable for collateral received......................................................         16,446          9,949
 Funds held under reinsurance treaties................................................         78,263         78,540
 Net transfers to (from) Separate Accounts due and accrued............................        (8,527)       (12,818)
 Amounts withheld or retained as agent or trustee.....................................         71,114         70,134
 Other liabilities....................................................................        133,687        126,902
                                                                                       -------------- --------------
 Total liabilities excluding Separate Accounts........................................      1,564,049      1,542,892
 Separate Account liabilities.........................................................      7,438,663      6,744,641
                                                                                       -------------- --------------
 Total Liabilities....................................................................      9,002,712      8,287,533
                                                                                       -------------- --------------

 Capital and Surplus
 Capital stock (par value $125 per share, 50,000 shares authorized, 20,000 issued and
  outstanding)........................................................................          2,500          2,500
 Paid-in surplus......................................................................             --             --
 Unassigned surplus (deficit).........................................................        113,304        210,637
                                                                                       -------------- --------------
 Total Capital and Surplus............................................................        115,804        213,137
                                                                                       -------------- --------------
 Total Liabilities and Capital and Surplus............................................ $    9,118,516 $    8,500,670
                                                                                       ============== ==============

           See accompanying notes to statutory financial statements

                                      4

                      NEW ENGLAND LIFE INSURANCE COMPANY

     Statutory Statements of Operations and Changes in Capital and Surplus

             For the Years Ended December 31, 2019, 2018, and 2017
                                (In thousands)

                                                                                  2019         2018         2017
                                                                              ------------ ------------ ------------
INCOME
 Premiums and annuity considerations......................................... $    150,570 $    132,322 $    153,800
 Considerations for supplementary contracts and dividend accumulations.......        4,089        9,156        3,437
 Net investment income.......................................................       70,885       90,740       99,553
 Reserve adjustments on reinsurance ceded....................................    (507,144)    (601,480)    (530,503)
 Other income (loss).........................................................      154,926      178,156      121,939
                                                                              ------------ ------------ ------------
 Total income................................................................    (126,674)    (191,106)    (151,774)
                                                                              ------------ ------------ ------------

 BENEFITS AND EXPENSES
 Benefit payments............................................................      488,610      459,393      501,552
 Changes to reserves, deposit funds and other policy liabilities.............      (6,826)     (16,050)     (44,592)
 Insurance expenses and taxes (other than Federal income and capital gains
  taxes).....................................................................       69,295       73,704       87,516
 Net transfers to (from) Separate Accounts...................................    (739,140)    (848,210)    (782,262)
                                                                              ------------ ------------ ------------
 Total benefits and expenses before dividends to policyholders...............    (188,061)    (331,163)    (237,786)
                                                                              ------------ ------------ ------------

 Gain (loss) from operations before dividends to policyholders and Federal
  income tax.................................................................       61,387      140,057       86,012
 Dividends to policyholders..................................................        4,052        5,044        4,582
                                                                              ------------ ------------ ------------
 Gain (loss) from operations before Federal income tax.......................       57,335      135,013       81,430
 Federal income tax expense (benefit) (excluding income tax on capital gains
  and losses)................................................................      (3,289)        3,891       15,717
                                                                              ------------ ------------ ------------
 Gain (loss) from operations.................................................       60,624      131,122       65,713
 Net realized capital gains (losses), net of Federal income tax and interest
  maintenance reserve transfer...............................................          465        (858)        2,247
                                                                              ------------ ------------ ------------
 NET INCOME (LOSS)...........................................................       61,089      130,264       67,960

 CHANGES IN CAPITAL AND SURPLUS
 Change in General Account net unrealized capital gains (losses).............          116          806          264
 Change in net deferred income tax...........................................     (11,384)     (13,694)     (26,589)
 Change in nonadmitted assets................................................      (5,026)        7,157       28,359
 Change in reserve on account of change in valuation basis...................           59           --           --
 Change in asset valuation reserve...........................................      (1,695)        4,308        2,394
 Capital and surplus paid in (out)...........................................           --    (334,273)           --
 Change in surplus as a result of reinsurance................................      (3,080)      (3,080)       52,099
 Dividends to stockholder....................................................    (131,100)     (65,000)    (106,000)
 Change due to prior period adjustment.......................................           --           --       15,157
 Other - net.................................................................      (6,312)        4,122      (5,950)
                                                                              ------------ ------------ ------------
 NET CHANGE IN CAPITAL AND SURPLUS...........................................     (97,333)    (269,390)       27,694
 CAPITAL AND SURPLUS AT BEGINNING OF YEAR....................................      213,137      482,527      454,833
                                                                              ------------ ------------ ------------
 CAPITAL AND SURPLUS AT END OF YEAR.......................................... $    115,804 $    213,137 $    482,527
                                                                              ============ ============ ============

           See accompanying notes to statutory financial statements

                                      5

                      NEW ENGLAND LIFE INSURANCE COMPANY

                       Statutory Statements of Cash Flow

             For the Years Ended December 31, 2019, 2018, and 2017
                                (In thousands)

                                                                                 2019       2018       2017
                                                                              ---------- ---------- ----------
CASH FROM OPERATIONS
Premiums and annuity considerations, net of reinsurance, received............ $  132,710 $  140,690 $  156,209
Net investment income received...............................................     66,926     92,715     95,618
Other income (loss) received.................................................    152,927    172,047    175,798
                                                                              ---------- ---------- ----------
Total receipts...............................................................    352,563    405,452    427,625
                                                                              ---------- ---------- ----------
Benefits paid................................................................    959,666  1,078,810  1,061,165
Insurance expenses and taxes paid (other than Federal income and capital
  gains taxes)...............................................................     73,665     77,967     90,606
Net transfers to (from) Separate Accounts....................................  (743,432)  (857,416)  (795,895)
Dividends paid to policyholders..............................................      4,437      5,217      4,898
Federal income tax paid (recovered) (net of tax on capital gains and losses).      6,511      2,283     34,326
                                                                              ---------- ---------- ----------
Total payments...............................................................    300,847    306,861    395,100
                                                                              ---------- ---------- ----------
Net cash provided by (used in) operations....................................     51,716     98,591     32,525
                                                                              ---------- ---------- ----------
CASH FROM INVESTMENTS
Proceeds from invested assets sold, matured or repaid........................    606,243    397,282    306,255
Cost of invested assets acquired.............................................  (502,183)  (261,486)  (230,438)
Net change in contract loans.................................................      3,122    (2,141)      7,199
                                                                              ---------- ---------- ----------
Net cash provided by (used in) investments...................................    107,182    133,655     83,016
                                                                              ---------- ---------- ----------
CASH FROM FINANCING AND OTHER SOURCES
Net capital changes paid in (out)............................................         --  (134,273)         --
Dividends to stockholder.....................................................  (131,100)   (65,000)  (106,000)
Net change in deposit-type contracts.........................................      2,238      1,465       (43)
Net change in payable for collateral received................................      6,497      (951)    (8,159)
Other-net....................................................................    (7,440)   (32,864)     27,302
                                                                              ---------- ---------- ----------
Net cash provided by (used in) financing and other sources...................  (129,805)  (231,623)   (86,900)
                                                                              ---------- ---------- ----------

NET CHANGE IN CASH, CASH EQUIVALENTS AND
SHORT-TERM INVESTMENTS.......................................................     29,093        623     28,641
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR............................................................     49,872     49,249     20,608
                                                                              ---------- ---------- ----------
END OF YEAR.................................................................. $   78,965 $   49,872 $   49,249
                                                                              ========== ========== ==========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION FOR NON-CASH TRANSACTIONS:
Bonds in exchange for affiliate surplus note................................. $       -- $  172,842 $       --
Affiliate surplus note as return of capital.................................. $       -- $  200,000 $       --
Prior period adjustments..................................................... $       -- $       -- $   23,318
Tax on prior period adjustments.............................................. $       -- $       -- $    8,161

           See accompanying notes to statutory financial statements

                                      6

                      NEW ENGLAND LIFE INSURANCE COMPANY

                    Notes to Statutory Financial Statements
             For the Years Ended December 31, 2019, 2018, and 2017

Note 1 - Summary of Significant Accounting Policies

Business

   The New England Life Insurance Company (the "Company") is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("Brighthouse"). The
Company is domiciled in the Commonwealth of Massachusetts ("Massachusetts") and
is licensed to transact insurance business in, and is subject to regulation by, all 50 states and the District of Columbia.

   The Company does not currently write new insurance business. The Company has in-force variable and universal life insurance policies, fixed and variable annuities, participating and non-participating traditional life insurance policies, pension products, and group life and disability policies. The Company also has in-force a small block of health insurance policies, which are administered by a third party.

   Until August 4, 2017, Brighthouse was a wholly-owned subsidiary of MetLife,
Inc. (together with its subsidiaries and affiliates, "MetLife"). The term
"Separation" refers to the separation of MetLife's former Brighthouse segment from MetLife's other businesses and the creation of a separate, publicly-traded company, Brighthouse, as well as the distribution on August 4, 2017 of
96,776,670, or 80.8%, of the 119,773,106 shares of Brighthouse common stock outstanding immediately prior to the distribution date by MetLife to holders of
MetLife common stock as of the record date for the distribution. The term
"MetLife Divestiture" refers to the disposition by MetLife on June 14, 2018 of all its remaining shares of Brighthouse common stock. Effective with the
MetLife Divestiture, MetLife and its subsidiaries and affiliates are no longer considered related parties to Brighthouse and its subsidiaries and affiliates.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Basis of Presentation

   The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commissioner of Insurance in the Massachusetts Division of Insurance (the "Division"). The Division
requires that insurance companies domiciled in Massachusetts prepare their statutory financial statements in accordance with the National Association of
Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual
("NAIC SAP").

   The Division has adopted certain prescribed accounting practices that differ from those found in NAIC SAP, referred to in these statutory financial statements as Massachusetts Statutory Accounting Principles ("MA SAP"), none of which affect the financial statements of the Company.

   MA SAP comprises a basis of accounting which differs from generally accepted accounting principles ("GAAP"). The more significant differences are as follows:

  .   Policy acquisition costs are charged to expense as incurred under MA SAP;
      whereas under GAAP, certain policy acquisition costs are deferred and amortized over the estimated lives of the contracts in proportion to actual and estimated future gross premiums, margins or profits;

                                      7

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

  .   Insurance reserves are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and company experience, except for reserves for variable annuities where assumptions are based on prudent estimates as of the valuation date; whereas under
      GAAP, reserving assumptions are generally based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation, or the account value plus a reserve for additional benefits, that is based on current assumptions, for fund based products;

  .   Certain assets designated as nonadmitted assets are excluded from the
      Statutory Statements of Admitted Assets, Liabilities and Capital and
      Surplus by direct charges to unassigned surplus (deficit) including a portion of deferred income tax assets ("DTA"), certain prepaid assets;

  .   Contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue for MA SAP; whereas under
      GAAP, for contracts that do not subject the Company to significant risks arising from mortality or morbidity, amounts received are reported as increases to policyholder account balances;

  .   Certain reinsurance agreements are accounted for as reinsurance under both MA SAP and GAAP if certain risk transfer provisions are met. The risk transfer provisions in GAAP differ from the risk transfer provisions under MA SAP. Under GAAP, the reinsurer must assume significant insurance risk and have a reasonable possibility of realizing a significant loss from the transaction. MA SAP requires the reinsurer to assume all of certain risks deemed to be significant, regardless of the significance of loss potential. Assets and liabilities as a result of reinsurance transactions are netted under MA SAP but are reported gross under GAAP.
      Ceding commissions received in conjunction with reinsurance transactions are reported as revenue under MA SAP but are reported as a reduction of commission expense under GAAP;

  .   Investments in bonds are generally carried at amortized cost under MA
      SAP. Under GAAP, investments in bonds have one of three classifications.
      Those classified as held-to-maturity are carried at amortized cost, those classified as available-for-sale are carried at estimated fair value with adjustments for changes in estimated fair value recorded as a component of equity and those classified as trading are carried at estimated fair value with adjustments for changes in estimated fair value recorded through earnings;

  .   Investments in mortgage loans that are impaired are reported at the estimated fair value of the underlying collateral less estimated costs to obtain and sell such collateral. If the estimated fair value of the impaired loan subsequently increases, the mortgage loan's carrying value may not be adjusted to reflect this increase in value. Under GAAP, impaired mortgage loans may also be assessed using observable market price or discounted cash flow ("DCF") methodologies using the loan's original effective interest rate. If the value of the impaired mortgage loan subsequently increases, under GAAP, the mortgage loan's carrying value may be adjusted to reflect this increase, through a decrease in a specific valuation allowance;

                                      8

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

  .   An asset valuation reserve ("AVR") liability is established, based upon a formula prescribed by the NAIC, to offset potential credit-related investment losses on all invested assets. Changes in the AVR are charged or credited directly to surplus. Under GAAP, no such reserve is required;

  .   An Interest Maintenance Reserve ("IMR") is established to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into net investment income over the remaining years to expected maturity of the assets sold; whereas under GAAP, available-for-sale bonds and mortgage loan gains and losses on disposal are reported in earnings in the period that the assets are sold;

  .   Derivatives that do not meet the criteria for hedge accounting are carried at estimated fair value with changes in their estimated fair value reported in changes in capital and surplus, except for: (i) income generation derivatives, which are carried at cost; (ii) derivatives used in replication synthetic asset transactions ("RSATs"), which are carried at amortized cost; and (iii) exchange-traded futures, which are carried at the amount of cash deposits outstanding. Under GAAP, if a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses);

  .   Deferred income tax is calculated based on temporary differences between
      MA SAP and tax-basis reporting, subject to certain asset admission limitations for DTAs, rather than the difference between GAAP and tax-basis reporting, without asset admission limitations;

  .   For loss contingencies, when no amount within management's estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; whereas under GAAP, the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;

  .   Gains on certain economic transactions with related parties, defined as arm's-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under MA SAP rather than deferred until the assets are sold to third parties as required under GAAP;

  .   Under MA SAP, liabilities reported or disclosed at estimated fair value do not incorporate the Company's non-performance risk, as they do in GAAP.

Accounting Changes and Correction of Errors

   In 2019, the NAIC adopted a revised NAIC Valuation Manual ("VM 21") as well as related changes to Actuarial Guideline 43 that govern reserve requirements for variable annuities. The new guidance is effective January 1, 2020 but allows for early adoption as of December 31, 2019.

   The Company elected to adopt this new guidance as of December 31, 2019. The cumulative impact from the adoption of the revised VM 21 as of December 31,
2019 was a decrease in General Account

                                      9

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

reserves of $59 thousand and a decrease in Separate Account reserves of
$1,009 thousand, resulting in a decrease in total liabilities and an increase in capital and surplus of $1,068 thousand, determined on a pre-tax basis.

   The Company had no correction of errors during 2019.

Reclassifications

   Certain amounts in the 2018 statutory financial statements were reclassified to conform with the 2019 presentation.

GAAP Equity and Income

   GAAP consolidated net income attributable to the Company was
$105,902 thousand, $97,686 thousand, and $73,193 thousand for the years ended
December 31, 2019, 2018, and 2017, respectively. GAAP consolidated stockholder's equity attributable to the Company was $581,607 thousand,
$582,114 thousand, and $937,229 thousand at December 31, 2019, 2018, and 2017, respectively.

Use of Estimates

   The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements. Management is also required to disclose contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

Investments

   Income from investments, including amortization of premium, accretion of discount and similar items, is recorded within net investment income, unless otherwise stated herein. Other than temporary impairment ("OTTI") losses are recorded as realized capital losses, the cost basis of the investment is reduced and the revised cost basis is not adjusted for subsequent recoveries in value.

   Bonds are generally stated at amortized cost, unless they have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value. Unrealized capital losses on bonds having a NAIC designation of 6 are charged directly to surplus. Interest and prepayment fees are recorded when earned. Amortization of premium or accretion of discount is calculated using the constant yield method taking into consideration specified interest and principal provisions over the life of the bonds or estimated timing and amount of prepayments of underlying loans for commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities
("RMBS") and asset-backed securities ("ABS") (collectively "loan-backed securities"). Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities and ABS are

                                      10

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

estimated using inputs obtained from third party specialists and are based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities and ABS, the effective yield is recalculated on a retrospective basis.

   The NAIC has adopted revised designation methodologies for loan-backed securities based on the NAIC's estimate of expected losses on such securities.
The revised designation methodologies resulted in certain loan-backed securities having an initial NAIC designation and a final NAIC designation, which were used for determining the carrying value of the security and for annual statement and risk-based capital ("RBC") reporting, respectively.
Loan-backed securities with initial NAIC designations of 1 through 5 are stated
at amortized cost. Loan-backed securities with an initial NAIC designation of 6 are stated at the lower of amortized cost or estimated fair value and are reported in accordance with the final NAIC designations.

   The Company periodically evaluates bonds for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 3 "-- Evaluating Temporarily Impaired Bonds for OTTI."
Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery.
Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.
Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) both the Company's intent to sell a security before the recovery of its estimated fair value and its intent and ability to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities and ABS; (viii) the potential for impairments due to weakening foreign currencies on foreign currency denominated bonds that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   The Company recognizes an OTTI loss in earnings for a loan-backed security in an unrealized loss position when it is anticipated that the amortized cost basis will not be recovered. In such situations, the OTTI loss recognized in earnings is the entire difference between the security's amortized cost and its estimated fair value only when either: (i) the Company intends to sell the security or (ii) the Company does not have the intent and ability to retain the security for the time sufficient to recover the amortized cost basis.
Non-interest related OTTI losses are recorded through the AVR and interest related losses through the IMR. If neither of the two conditions exists, and the Company has the intent and ability to hold the security but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI loss.

                                      11

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The determination of estimated fair values for securities and other investments is described in Note 2.

   Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium, discount or deferred fees, and are net of valuation allowances. Interest income and prepayment fees are recorded when earned.
Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premium and accretion of discount are recorded using the effective yield method. Gains and losses from sales of loans are recorded in net realized capital gains (losses).

   Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Valuation allowances are established both on a loan specific basis and, in certain circumstances described below, for pools of loans. Valuation allowances are determined separately for each of the loan portfolio segments: commercial and agricultural. In conjunction with the valuation allowance process, management identifies mortgage loans to be placed on a nonaccrual status at which time the Company recognizes income on the cash method.

   Specific valuation allowances are established using the same methodology for both portfolio segments and a common evaluation framework is used for establishing general valuation allowances for the loan portfolio segments;
however, a separate general valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs that are unique to each loan portfolio segment. The Company records specific valuation allowances for impaired mortgage loans when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual mortgage loans being impaired, loan specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the loan's underlying collateral (as determined by acceptable appraisal methodologies) less estimated costs to obtain and sell such collateral. Changes in these loan specific valuation allowances are reported within net realized capital gains (losses). General valuation allowances are established for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loans with similar loan-to-value or similar debt service coverage ratio factors. A loss contingency exists when, based on experience, it is probable that a credit event has occurred and the amount of credit loss can be reasonably estimated. These evaluations are based upon several loan portfolio segment specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years or more of historical experience in these evaluations. These evaluations are revised as conditions change and new information becomes available. The general valuation allowance is established when the amount of the loan loss contingency is greater than the mortgage component of the AVR, and the amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR. If the mortgage component of the AVR is greater than the loss contingency amount, no general valuation allowance is recorded. Changes in the general valuation allowance are included in change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

                                      12

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   All commercial loans are monitored on an ongoing basis which may include an analysis of the property's financial statements and rent rolls, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios and tenant creditworthiness. The monitoring process for commercial loans focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews of the agricultural loan portfolio on a geographic and sector basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis, by aggregating groups of loans that have similar risk characteristics for potential credit loss. General valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

   For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan.
Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the loan portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

   For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

   The Company may grant concessions related to a particular borrower's financial difficulties which are classified as troubled debt restructurings.
Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the recurring portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly or may increase if the expected recovery is higher than the pre-modification recovery assessment.

                                      13

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   Cash equivalents, which are short-term, highly liquid securities and other investments with original maturities of three months or less at date of purchase, are stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at date of purchase and are generally stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Contract loans are stated at unpaid principal balance. If the unpaid balance of the loan exceeds the cash surrender value or policy reserves, the excess of the unpaid balance of the loan over the cash surrender value or policy reserves is evaluated for collectability. If the amount is considered uncollectible, it is written off as a reduction of net investment income in the Statutory
Statements of Operations and Changes in Capital and Surplus during the period it is determined to be uncollectible. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

   Other invested assets consist primarily of other limited partnership interests and joint ventures. Other limited partnership interests and joint ventures are carried at the underlying audited GAAP equity, with the Company's share of undistributed earnings and losses included in change in General
Account net unrealized capital gains (losses) which is credited or charged directly to surplus. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. Dividends or distributions received are recognized to the extent they are not in excess of undistributed accumulated earnings. Dividend and distributions in excess of undistributed accumulated earnings are recorded as a reduction to the carrying value of the investment. The Company also periodically evaluates the partnerships' unrealized losses for recoverability. In addition to the partnerships performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairment.
The Company considers financial and other information provided by such entities, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

Derivatives

   The Company may be exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral"). The Company uses swaps and options to manage risks that may include interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. Derivative hedges are designed to reduce risk on an economic basis while considering their impact on accounting results and statutory capital. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market (referred to herein as RSATs).

                                      14

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   MA SAP restricts the Company's use of derivatives to: (i) hedging activities intended to offset changes in the estimated fair value of assets held, obligations and anticipated transactions; (ii) income generation transactions to generate additional income or return on covering assets; and (iii) RSATs to reproduce the investment characteristics of otherwise permissible investments.
The Company is prohibited from using derivatives for speculation. OTC derivatives are carried on the Company's Statutory Statements of Admitted
Assets, Liabilities and Capital and Surplus either as derivative assets or derivative liabilities.

   The Company does not offset the values recognized for derivatives executed with the same counterparty under the same master netting agreement. This policy applies to the recognition of derivative assets and derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and
Surplus.

   To qualify for hedge accounting under SSAP No. 86, Derivatives ("SSAP 86"), at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of the variability of cash flows to be received or paid related to a forecasted transaction or a recognized asset or liability
("cash flow hedge"). In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

   The Company may hold cash flow and estimated fair value derivatives that hedge various assets and liabilities including bonds and liability portfolios;
the derivatives that hedge those assets and liabilities are valued in a manner consistent with the underlying hedged item, if the derivatives meet the criteria for highly effective hedges. Bonds that have an NAIC designation of 1 through 5 are carried at amortized cost; therefore, the derivatives hedging such bonds are also carried at amortized cost. Bonds that have an NAIC designation of 6 are carried at the lower of amortized cost or estimated fair value; therefore, the derivatives hedging such bonds are also carried at the lower of amortized cost or estimated fair value. Any hedged liabilities of the
Company are carried at amortized cost; therefore, the derivatives hedging liabilities are also carried at amortized cost. Effective foreign currency swaps have a foreign currency adjustment reported in capital and surplus pursuant to SSAP 86 by using the same procedures as used to translate the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the Company removes the designation of the hedge.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative is carried at its estimated fair value with changes in estimated fair value reported in change in
General Account net unrealized capital gains (losses).

   Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. If the hedged item is sold, the gain or loss on the derivative is realized but is subject to the IMR.

                                      15

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   To the extent the Company does not designate a derivative for hedge accounting, the derivative is carried at estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

   The Company carries RSATs at amortized cost. Upon termination of an RSAT, the gain or loss on the derivative is realized but is subject to the IMR.

Insurance Reserves and Annuity and Other Fund Reserves

   Reserves for permanent plans of individual life insurance sold after 1959, universal life plans and certain term plans sold after 1982 are computed principally on the Commissioners' Reserve Valuation Method. Reserves for other life insurance policies are computed on the Net Level Premium Method. Reserves for individual annuity contracts are computed on the Net Level Premium Method, the Net Single Premium Method, Commissioners' Annuity Reserve Valuation Method
or Actuarial Guideline XLIII as appropriate. Reserves for group annuity contracts are computed on the Net Single Premium Method. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by
Massachusetts Insurance Law. Such reserves are sufficient to provide for contractual surrender values.

   Periodically, to reflect changes in circumstances or regulatory requirements, the Company may change the assumptions, methodologies or procedures used to calculate reserves. These changes in actuarial assumptions, methodologies and procedures, or changes in "valuation basis," are recorded as direct adjustments to surplus cumulatively in the accounting year applied, whereas generally, changes in reserves are reflected in net income.

   Reserves for deposit-type contracts, which do not subject the reporting entity to any risks arising from policyholder mortality or morbidity, are equal to deposits received and interest credited to the benefit of contract holders, less fees and other charges assessed and surrenders or withdrawals that represent a return to the contract holders.

Dividends Due to Policyholders

   Policyholder dividends are determined annually by the Company's Board of
Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Asset Valuation Reserve and Interest Maintenance Reserve

   The Company has established an AVR and IMR for the General Account and
Separate Account investments, where required. An AVR is established for potential credit-related losses on applicable General Account and Separate
Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account and any Separate Accounts, not carried at estimated fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related Federal income tax. IMR amortization, as calculated under the Grouped Method as specified by MA SAP, is included in net investment income. Net realized capital gains (losses) are presented net of
Federal income tax expense or benefit and IMR transfer.

                                      16

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Income

   In general, premiums are recognized as income when due from policyholders under the terms of the insurance contract. Investment income is recognized as income when earned. The earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

Benefits and Expenses

   Expenses, including policy acquisition costs and Federal income tax, are charged to operations as incurred. Amounts received as payment for and amounts representing return of policyholder balances relating to deposit-type contracts are not reported as income or benefits but are recorded directly to the liability for deposit-type contracts.

   The Company accrues for policyholder dividends and accounts for them under various methods dependent upon the dividend type. Cash option dividends are recognized when earned and paid in cash on the policy anniversary date. Reduced annual premium option dividends earned on the policy anniversary date are credited against the next premium. Paid up additions option dividends earned on the policy anniversary date are applied to buy paid up insurance in the form of a single premium. Dividend accumulation option dividends are recognized when earned by policyholders, remain on deposit with the Company and earn interest.
Terminal dividends are recognized when earned and paid at death or maturity of policy.

Foreign Currency Translation

   The Company also holds investments denominated in foreign currencies, which are carried at the foreign exchange spot rate at the end of the year. Any increases or decreases in the carrying amount of the Company's investments in investments denominated in foreign currencies due to changes in exchange rates between years are recorded as a change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

Separate Account Operations

   Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (generally stated at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized capital gains and losses on the investments of the Separate Accounts, accrue directly to contract holders and accordingly, are not reflected in the Company's Statutory
Statements of Operations and Changes in Capital and Surplus and Cash Flow.

Income Tax

   For the period following the separation of Brighthouse from MetLife, the
Company will not join any consolidated group and will file its own stand-alone
Federal income tax return.

                                      17

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The future tax consequences of temporary differences between statutory financial reporting and tax basis of assets and liabilities are measured at the financial reporting dates and are recorded as DTA and deferred tax liabilities
("DTL"), subject to certain limitations. Changes in DTA and DTL, including changes attributable to changes in tax rates and changes in tax status, if any, are recognized as a separate component of gains and losses in unassigned surplus (deficit).

   DTA are limited to: (i) the amount of Federal income tax paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue
Service ("IRS") tax loss carryback provisions, not to exceed three years;
(ii) an amount expected to be realized within the applicable period that is no greater than the applicable percentage of statutory capital and surplus as required to be shown on the Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus for the current reporting period's statement, adjusted to exclude any net DTA, electronic data processing equipment and operating software and any net positive goodwill plus; (iii) the amount of remaining gross DTA that can be offset against existing gross DTL.
Any remaining DTA are nonadmitted.

   The realization of DTA depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that DTA will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

     .   the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

     .   the jurisdiction in which the DTA was generated;

     .   the length of time that carryforwards can be utilized in the various taxing jurisdictions;

     .   future taxable income exclusive of reversing temporary differences and carryforwards;

     .   future reversals of existing taxable temporary differences;

     .   taxable income in prior carryback years; and

     .   tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on DTA significantly change or when receipt of new information indicates the need for an adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                                      18

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The Company classifies interest and penalties as a component of income tax expense.

Related Party Transactions

   A transaction between related parties involving the exchange of assets or liabilities is classified as either an economic transaction or a non-economic transaction. An economic transaction is defined as an arm's-length transaction which results in the transfer of risks and rewards of ownership and represents a consummated act thereof, i.e., "permanence." Non-economic transactions between the Company and a related party insurance entity are recorded at the lower of existing book values or estimated fair values at the date of the transaction. Non-economic transactions between the Company and related parties that are not insurance entities are recorded at the estimated fair value at the date of the transaction; however, to the extent that the transaction results in a gain, an offsetting unrealized capital loss and liability is recorded to defer any impact on surplus. Economic transactions between the Company and other related parties are recorded at estimated fair value at the date of the transaction. A transaction involving services between related parties is recorded at the amount charged and is generally subject to regulatory approval.

Note 2 - Fair Value Information

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Estimated Fair Value of All Financial Instruments

   Information related to the aggregate estimated fair value of financial instruments is shown below at December 31, (in thousands):

                                                                                           2019
                                                             ----------------------------------------------------------------
                                                              Aggregate     Admitted
                                                              Fair Value     Value       Level 1      Level 2      Level 3
                                                             ------------ ------------ ------------ ------------ ------------
Assets
Bonds....................................................... $  1,005,846 $    944,768 $     87,229 $    914,608 $      4,009
Mortgage loans..............................................       91,301       89,021           --           --       91,301
Cash, cash equivalents and short-term investments...........       78,965       78,965       78,965           --           --
Contract loans..............................................      594,386      416,317           --       36,374      558,012
Derivative assets /(1)/.....................................       15,474       13,308           --       15,474           --
Other invested assets.......................................        2,135        2,028           --        2,135           --
Investment income due and accrued...........................       19,108       19,108           --       19,108           --
Separate Account assets.....................................    7,438,663    7,438,663           --    7,438,663           --
                                                             ------------ ------------ ------------ ------------ ------------
  Total assets.............................................. $  9,245,878 $  9,002,178 $    166,194 $  8,426,362 $    653,322
                                                             ============ ============ ============ ============ ============
Liabilities
Investment contracts included in:
 Liability for deposit-type contracts....................... $      9,725 $     11,013 $         -- $         -- $      9,725
Derivative liabilities /(1)/................................        (342)          262           --        (342)           --
Payable for collateral received.............................       16,445       16,445           --       16,445           --
Investment contracts included in Separate Account
liabilities.................................................        3,647        3,647           --        3,647           --
                                                             ------------ ------------ ------------ ------------ ------------
  Total liabilities......................................... $     29,475 $     31,367 $         -- $     19,750 $      9,725
                                                             ============ ============ ============ ============ ============

                                      19

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

                                                                                            2018
                                                             -------------------------------------------------------------------
                                                              Aggregate     Admitted
                                                              Fair Value     Value        Level 1       Level 2       Level 3
                                                             ------------ ------------ ------------- ------------- -------------
Assets
Bonds....................................................... $  1,017,506 $  1,000,595 $     198,895 $     798,264 $      20,347
Mortgage loans..............................................       98,902       98,871            --            --        98,902
Cash, cash equivalents and short-term investments...........       49,872       49,872        46,878         2,994            --
Contract loans..............................................      544,088      419,440            --        36,446       507,642
Derivative assets /(1)/.....................................       13,760       14,927            --        13,760            --
Investment income due and accrued...........................       18,988       18,988            --        18,988            --
Separate Account assets.....................................    6,744,641    6,744,641            --     6,744,641            --
                                                             ------------ ------------ ------------- ------------- -------------
  Total assets.............................................. $  8,487,758 $  8,347,334 $     245,773 $   7,615,093 $     626,891
                                                             ============ ============ ============= ============= =============
Liabilities
Investment contracts included in:
 Liability for deposit-type contracts....................... $      8,860 $      8,812 $          -- $          -- $       8,860
Derivative liabilities /(1)/................................           70           70            --            70            --
Payable for collateral received.............................        9,949        9,949            --         9,949            --
Investment contracts included in Separate Account
liabilities.................................................        3,468        3,468            --         3,468            --
                                                             ------------ ------------ ------------- ------------- -------------
  Total liabilities......................................... $     22,347 $     22,299 $          -- $      13,487 $       8,860
                                                             ============ ============ ============= ============= =============

    /(1)/Classification of derivatives is based on each derivative's positive
        (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 - Unadjustedquoted prices in active markets for identical assets or liabilities. The Company defines active markets based on
                    average trading volume for equity securities. The size of
                    the bid/ask spread is used as an indicator of market
                    activity for fixed maturity securities.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservableinputs that are supported by little or no market activity and are significant to the determination of estimated
                      fair value of the assets or liabilities. Unobservable
                      inputs reflect the reporting entity's own assumptions
                      about the assumptions that market participants would use
                      in pricing the asset or liability.

                                      20

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Determination of Estimated Fair Value

   The Company defines estimated fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   In general, the estimated fair value of investments classified within
Level 1 are based on quoted prices in active markets that are readily and regularly obtainable. These investments are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment. Investments classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 discussions.
However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing such investments to be classified in Level 3.

Bonds, Cash, Cash Equivalents and Short-term Investments

   For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable.
Additionally, as the estimated fair value for cash approximates carrying value, due to the nature of cash, it is classified as Level 1.

   For Level 2 assets, estimated fair values are determined using an income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, and duration for
Level 2 assets. Privately-placed securities are valued using additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

   For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar mortgage loans. The estimated fair values for impaired mortgage loans are principally obtained by estimating the fair value of the underlying collateral using market standard appraisal and valuation methods. Mortgage loans valued using significant unobservable inputs are classified in Level 3.

                                      21

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Contract Loans

   The estimated fair value for contract loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, using observable inputs and is classified as Level 2. For contract loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar contract loans determined based on the nature of the underlying insurance liabilities, using unobservable inputs and is classified in Level 3.

Derivatives

   For OTC-bilateral derivatives and OTC-cleared derivatives classified as
Level 2 assets or liabilities, estimated fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

   The significant inputs to the pricing models for most OTC-bilateral and
OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect the net change in capital and surplus.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Other Invested Assets

   The estimated fair value of other invested assets is determined using the methodologies as described in the above sections titled "Bonds, Cash, Cash
Equivalents and Short-term Investments",

                                      22

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

based on the nature of the investment. Excluded from the disclosure are those other invested assets that are not considered to be financial instruments subject to this disclosure including investments carried on the equity method.

Investment Income Due and Accrued

   Due to the short-term nature of investment income due and accrued, the
Company believes there is minimal risk of material changes in interest rates or the credit of the issuer such that estimated fair value approximates carrying value. These amounts are generally classified as Level 2.

Separate Account Assets and Investment Contracts Included in Separate Account
Liabilities

   For Separate Account assets classified as Level 2 assets, estimated fair values are determined using either a market or income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported net asset value ("NAV") provided by the fund managers.

   Investment contracts included in Separate Account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts. The carrying value of these Separate Account liabilities, which represents an equivalent summary total of the Separate Account assets supporting these liabilities, approximates the estimated fair value. These investment contracts are classified as Level 2 to correspond with the Separate
Account assets backing the investment contracts.

   The difference between the estimated fair value of investment contracts included in Separate Account liabilities in the table above and the total recognized in the Statutory Statements of Assets, Liabilities, Surplus and
Other Funds represents amounts due under contracts that are accounted for as insurance contracts.

Investment Contracts Included in Liability for Deposit-Type Contracts

   The fair value of investment contracts included in the liability for deposit-type contracts is estimated by discounting best estimate future cash flows based on assumptions that market participants would use in pricing such liabilities, with consideration of the Company's non-performance risk
(own-credit risk) not reflected in the fair value calculation. The assumptions used in estimating these fair values are based in part on unobservable inputs classified in Level 3.

Payable for Collateral Received

   The estimated fair value of amounts payable for collateral received approximates carrying value as these obligations are short-term in nature.
These amounts are generally classified in Level 2.

                                      23

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Assets and Liabilities Measured and Reported at Estimated Fair Value at
Reporting Date

Hierarchy Table

   The following tables provide information about financial assets and liabilities measured and reported at estimated fair value at December 31, (in thousands):

                                                                                       2019
                                                             --------------------------------------------------------------
                                                             Fair Value Measurements at Reporting Date Using
                                                             -----------------------------------------------
                                                                Level 1         Level 2          Level 3         Total
                                                              -------------   --------------  -------------  --------------
Assets
 Derivative assets/ (1)/
  Foreign currency exchange rate............................ $          --   $        2,138   $          --  $        2,138
 Separate Account assets /(2)/..............................            --        7,438,663              --       7,438,663
                                                              -------------   --------------  -------------  --------------
   Total assets............................................. $          --   $    7,440,801   $          --  $    7,440,801
                                                              =============   ==============  =============  ==============
Liabilities
 Derivative liabilities/ (1)/
  Foreign currency exchange rate............................ $          --   $          188   $          --  $          188
                                                              -------------   --------------  -------------  --------------
   Total liabilities........................................ $          --   $          188   $          --  $          188
                                                              =============   ==============  =============  ==============

                                                                                       2018
                                                             --------------------------------------------------------------
                                                             Fair Value Measurements at Reporting Date Using
                                                             -----------------------------------------------
                                                                Level 1         Level 2          Level 3         Total
                                                              -------------   --------------  -------------  --------------
Assets
 Derivative assets/ (1)/
  Foreign currency exchange rate............................ $          --   $        2,453   $          --  $        2,453
 Separate Account assets /(2)/..............................            --        6,744,641              --       6,744,641
                                                              -------------   --------------  -------------  --------------
   Total assets............................................. $          --   $    6,747,094   $          --  $    6,747,094
                                                              =============   ==============  =============  ==============

Liabilities
 Derivative liabilities/ (1)/
  Foreign currency exchange rate............................ $          --   $           70   $          --  $           70
                                                              -------------   --------------  -------------  --------------
   Total liabilities........................................ $          --   $           70   $          --  $           70
                                                              =============   ==============  =============  ==============

(1)Derivative assets and derivative liabilities presented in the table above represent only those derivatives that are carried at estimated fair value.
   Accordingly, the amounts above exclude derivatives carried at amortized cost, which include highly effective derivatives and RSATs.

(2)Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (stated generally at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities.

   See "Determination of Estimated Fair Value" above for a description of the valuation technique(s) and the inputs used in the estimated fair value measurement for assets and liabilities measured and reported at estimated fair value.

                                      24

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Note 3 - Investments

Bonds by Sector

   The following table presents the book/adjusted carrying value, gross unrealized gains and losses and estimated fair value of bonds owned at
December 31, (in thousands):

                                                          2019                                        2018
                                       ------------------------------------------- -------------------------------------------
                                                      Gross Unrealized                            Gross Unrealized
                                       Book/Adjusted  ---------------- Estimated   Book/Adjusted  ---------------- Estimated
                                       Carrying Value  Gains   Losses  Fair Value  Carrying Value  Gains   Losses  Fair Value
                                       -------------- -------- ------- ----------- -------------- -------- ------- -----------
Bonds
  U.S. corporate......................  $    549,237  $ 31,069 $ 2,076 $   578,230 $      381,011 $  6,916 $ 6,289 $   381,638
  Foreign corporate...................       134,291     8,697      --     142,988        160,301    4,214   1,437     163,078
  U.S. Treasury and agency............       126,224    20,777   2,145     144,856        251,335   12,031     514     262,852
  RMBS................................        46,228     2,100     691      47,637         68,164    1,095     818      68,441
  State and political subdivision.....        43,681     1,922     210      45,393         10,220      640      --      10,860
  CMBS................................        40,014     1,554      28      41,540        114,847    1,474     652     115,669
  ABS.................................         4,999       110      --       5,109         14,623      258      --      14,881
  Foreign government..................            94        --       1          93             94       --       7          87
                                        ------------  -------- ------- ----------- -------------- -------- ------- -----------
   Total bonds........................  $    944,768  $ 66,229 $ 5,151 $ 1,005,846 $    1,000,595 $ 26,628 $ 9,717 $ 1,017,506
                                        ============  ======== ======= =========== ============== ======== ======= ===========

   The Company held no non-income producing bonds at December 31, 2019 or 2018.

Maturities of Bonds

   The book/adjusted carrying value and estimated fair value of bonds, by contractual maturity, were as follows at December 31, 2019, (in thousands):

                                               Book/Adjusted     Estimated
                                               Carrying Value    Fair Value
                                               -------------- ----------------
 Due in one year or less...................... $       62,709 $         63,647
 Due after one year through five years........        120,739          125,875
 Due after five years through ten years.......        201,389          218,573
 Due after ten years..........................        468,690          503,465
                                               -------------- ----------------
  Subtotal....................................        853,527          911,560
 Loan-backed securities.......................         91,241           94,286
                                               -------------- ----------------
  Total....................................... $      944,768 $      1,005,846
                                               ============== ================

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Bonds not due at a single maturity date have been presented in the year of final contractual maturity. Loan-backed securities are shown separately, as they are not due at a single maturity.

   Cash equivalents and short-term investments have contractual maturities of one year or less.

                                      25

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Continuous Gross Unrealized Losses for Bonds - By Sector

   The following table presents the estimated fair value and gross unrealized losses of bonds in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous gross unrealized loss position at December 31, (in thousands, except number of securities):

                                                                      2019
                                                   ------------------------------------------
                                                                         Equal to or Greater
                                                    Less than 12 Months     than 12 Months
                                                   --------------------- --------------------
                                                   Estimated    Gross    Estimated   Gross
                                                     Fair     Unrealized   Fair    Unrealized
                                                     Value      Losses     Value     Losses
                                                   -------------------------------------------
U.S. corporate.................................... $   89,669 $   1,703  $  6,519   $   373
Foreign corporate.................................         --        --        --        --
U.S. Treasury and agency..........................     25,020     2,145        --        --
RMBS..............................................     19,642       691        --        --
State and political subdivision...................     22,682       210        --        --
CMBS..............................................      7,181        28        --        --
Foreign government................................         93         1        --        --
                                                   ---------- ---------  --------   -------
 Total bonds...................................... $  164,287 $   4,778  $  6,519   $   373
                                                   ========== =========  ========   =======
Total number of securities in an unrealized loss
position..........................................         46                   3
                                                                      2018
                                                   ------------------------------------------
                                                                         Equal to or Greater
                                                    Less than 12 Months     than 12 Months
                                                   --------------------- --------------------
                                                   Estimated    Gross    Estimated   Gross
                                                     Fair     Unrealized   Fair    Unrealized
                                                     Value      Losses     Value     Losses
                                                   ------------------------------------------
U.S. corporate.................................... $  109,189 $   3,056  $  31,950 $   3,233
Foreign corporate.................................     41,307     1,319      5,739       118
U.S. Treasury and agency..........................     53,148       514         90        --
RMBS..............................................     29,424       818         --        --
State and political subdivision...................         --        --         --        --
CMBS..............................................     34,017       555      3,232        97
Foreign government................................         86         7         --        --
                                                   ---------- ---------  --------- ---------
 Total bonds...................................... $  267,171 $   6,269  $  41,011 $   3,448
                                                   ========== =========  ========= =========
Total number of securities in an unrealized loss
position..........................................        115                   16

Loan-backed Security Holdings - OTTI Losses

   The Company did not impair any loan-backed securities to estimated fair value during the year ended December 31, 2019 because of either (i) an intent to sell the security or (ii) the inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost.

   The Company did not impair any loan-backed securities to the estimated present value of projected future cash flows expected to be collected during the year ended December 31, 2019.

Evaluating Temporarily Impaired Bonds for OTTI

   As more fully described in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its securities holdings in accordance with its OTTI policy in order to evaluate whether such investments are other than temporarily impaired. These securities were included in the
Company's OTTI review process. With respect to loan-backed securities in the bond portfolio, the Company performs scenario analyses. The scenarios attempt to project future delinquencies and principal losses. Based upon the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other than temporarily impaired. Future impairments will depend primarily on economic fundamentals, issuer performance (including changes in estimated present value of projected future cash flows to be collected) and changes in credit ratings, collateral valuations, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, additional impairments may be incurred in upcoming periods.

                                      26

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   Gross unrealized losses on bonds decreased $4,566 thousand during the year ended December 31, 2019 to $5,151 thousand from $9,717 thousand at December 31,
2018. The decrease in gross unrealized losses for the year ended December 31,
2019 was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

Mortgage Loans

Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at December 31, (dollars in thousands):

                                                  2019                   2018
                                         ---------------------- ----------------------
                                           Amount     Percent     Amount     Percent
                                         ----------- ---------- ----------- ----------
Agricultural............................ $    61,866        69% $    71,661        72%
Commercial..............................      27,155         31      27,210         28
                                         ----------- ---------- ----------- ----------
  Total mortgage loans, net............. $    89,021       100% $    98,871       100%
                                         =========== ========== =========== ==========

   At December 31, 2019 and 2018, the Company had mortgage loan participations of $4,161 thousand and $4,216 thousand, respectively.

Valuation Allowance by Portfolio Segment

   At both December 31, 2019 and 2018, there were no valuation allowances on mortgage loans.

Geographic Diversification, Loan Origination and Interest Rate Changes

   Mortgage loans are collateralized by real estate located in the United
States and are diversified by geographic region. States where the associated real estate was located that were 5% or more of the Company's total mortgage loans at December 31, 2019 were as follows:

                                        Percent of Total
                          State          Mortgage Loans
                       ------------    -----------------
                       California.....            35%
                       Texas..........             27
                       Florida........             13
                       Colorado.......              9
                                          -----------
                             Total....            84%
                                          ===========

   Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. From time to time, the Company may originate loans in excess of 75% of the purchase price of the underlying real estate, if underwriting risk is sufficiently within the Company's standards.
The Company did not originate any mortgage loans during the years ended
December 31, 2019 or 2018. The maximum percentage of any one loan to the value of the underlying real estate at the time of the origination and originated during the years ended December 31, 2017 was 68%.

                                      27

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The Company did not fund any mortgage loans during the year ended
December 31, 2019 or 2018. The maximum and minimum interest rates for mortgage loans funded during 2017, by portfolio segment, were:

                                                       2017
                                                 -----------------
                                                  Maximum  Minimum
                                                 -------- --------
             Agricultural.......................    4.65%    3.26%
             Commercial.........................    4.61%    3.91%

   During the years ended December 31, 2019, 2018, and 2017, the Company did not reduce interest rates on any outstanding mortgage loans.

Credit Quality of Agricultural Mortgage Loans

   Information about the credit quality of agricultural mortgage loans is presented below at December 31, (dollars in thousands):

                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Recorded                Recorded
                                          Investment  % of Total  Investment  % of Total
Loan-to-value ratios:                    ----------- ----------- ----------- -----------
Less than 65%........................... $    61,433        99%  $    71,661       100%
76% to 80%..............................         433         10           --         --
                                         ----------- ----------  ----------- ----------
 Total.................................. $    61,866       100%  $    71,661       100%
                                         =========== ==========  =========== ==========

Credit Quality of Commercial Mortgage Loans

   Information about the credit quality of commercial mortgage loans is presented below at December 31, (dollars in thousands):

                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Recorded                Recorded
                                          Investment              Investment
                                           1.20x     % of Total   1.20x     % of Total
Loan-to-value ratios:                    ----------- ----------- ----------- -----------
Less than 65%........................... $    26,664        98%  $    26,710        98%
65% to 75%..............................          --         --          500          2
76% to 80%..............................         491          2           --         --
                                         ----------- ----------  ----------- ----------
 Total.................................. $    27,155       100%  $    27,210       100%
                                         =========== ==========  =========== ==========

Age Analysis and Nonaccrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as current at both December 31, 2019 and
2018. The Company defines delinquent mortgage loans, consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both
December 31, 2019 and 2018.

                                      28

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Impaired Mortgage Loans

   The Company had no impaired mortgage loans at both December 31, 2019 and
2018.

Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company had no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2019, 2018, or 2017.

Concentrations of Credit Risk

   The following table presents the book/adjusted carrying value of investments in any counterparty that were greater than 10% of surplus at December 31, (in thousands):

                                                      2019         2018
                                                  ------------ ------------
    U.S Treasury and agency securities........... $    126,224 $    299,301
    Retail Properties of America Inc.............       15,000           --
    Orica LTD....................................       15,000           --
    New York state and political subdivision
      bonds......................................       12,958           --
    Nassau Airport Development Co................       12,621           --
                                                  ------------ ------------
     Total....................................... $    181,803 $    299,301
                                                  ============ ============

Restricted Assets

   The table below provides a summary of restricted assets, all of which are included in the General Account, at book/adjusted carrying value at
December 31, (in thousands):

                                                       2019                             2018
                                         -------------------------------- --------------------------------
                                           Total                  % of      Total                  % of
                                         Pledged &     % of      Total    Pledged &     % of      Total
                                         Restricted   Total     Admitted  Restricted   Total     Admitted
                                           Assets     Assets     Assets     Assets     Assets     Assets
                                         ---------- ---------- ---------- ---------- ---------- ----------
State deposits.......................... $    2,878       0.0%       0.0% $    3,414       0.0%       0.0%
Derivatives collateral..................        843        0.0        0.0        417        0.0        0.0
                                         ---------- ---------- ---------- ---------- ---------- ----------
Total pledged and restricted assets..... $    3,721       0.0%       0.0% $    3,831       0.0%       0.0%
                                         ========== ========== ========== ========== ========== ==========

                                      29

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Derivatives

Types of Derivatives

   The table below provides a summary of the notional amount, book/adjusted carrying value, estimated fair value and primary underlying risk exposure by type of derivative held at December 31, (in thousands):

                                                                                   2019                        2018
                                                                        --------------------------- ---------------------------
                                                                                  Book/                       Book/
                                                                                 Adjusted Estimated          Adjusted Estimated
    Primary Underlying Risk                                             Notional Carrying   Fair    Notional Carrying   Fair
            Exposure                         Instrument Type             Amount   Value     Value    Amount   Value     Value
---------------------------------   ----------------------------------  -------- -------- --------- -------- -------- ---------
  Foreign currency exchange rate    Foreign currency swaps............. $ 75,061 $ 12,647 $ 15,245  $ 75,061 $ 14,486 $ 13,564
  Credit                            Credit default swaps...............   22,000      399      571    22,000      371      126
                                                                        -------- -------- --------  -------- -------- --------
                                                    Total Assets....... $ 97,061 $ 13,046 $ 15,816  $ 97,061 $ 14,857 $ 13,690
                                                                        ======== ======== ========  ======== ======== ========

Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Credit Derivatives

   Credit derivatives are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event as defined by the contract occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit
Derivatives Determinations Committee of the International Swaps and Derivatives
Association, Inc. ("ISDA") deems that a credit event has occurred.

   Credit default swaps are also used in RSATs to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other bonds. These credit default swaps are not designated as hedging instruments. In certain instances, the Company may lock in the economic impact of existing credit default swaps used in RSATs by entering into offsetting positions. Credit default swaps used in RSATs are included in credit default swaps in the preceding table and are not designated as hedging instruments.

                                      30

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Hedging

Estimated Fair Value Hedges

   The Company held no estimated fair value hedges during the years ended
December 31, 2019, 2018, or 2017.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the effectiveness requirements of SSAP 86.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   For the years ended December 31, 2019 and 2018 there were no gains (losses)
related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation. For the year ended
December 31, 2017, there were net losses of $615 thousand related to cash flow derivatives that no longer qualify for hedge accounting or for which the
Company removed the hedge designation.

   In certain instances, the Company may discontinue cash flow hedge accounting because it is no longer probable that the original forecasted transactions will occur by the end of the originally specified time period or within two months of the anticipated date. For the years ended December 31, 2019, 2018, and 2017 there were no gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2019,
2018, and 2017.

Non-qualifying Derivatives

   The Company enters into the following derivatives that do not qualify for hedge accounting under SSAP 86: foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates.

Derivatives for Other than Hedging Purposes

   The Company enters into credit default swaps used in RSATs for other than hedging purposes under SSAP 86.

   The estimated fair value of the derivatives held for other than hedging purposes is presented in the following table at December 31, (in thousands):

                                           Asset/(1)/     Liability/(1)/
                                        ----------------- ---------------
                                          2019     2018    2019    2018
                                        -------- -------- ------- -------
       Derivative component of RSATs... $    571 $    126 $    -- $    --

   /(1)/Classification of derivatives is based on each derivative's positive
        (asset) or negative (liability) book/adjusted carrying value.

                                      31

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31,
(in thousands):

                                           Asset/(1)/     Liability/(1)/
                                        ----------------- ---------------
                                          2019     2018    2019    2018
                                        -------- -------- ------- -------
       Derivative component of RSATs... $    406 $    355 $    -- $    --

    /(1)/Classification of derivatives is based on each derivative's positive
        (asset) or negative (liability) book/adjusted carrying value.

   The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended
December 31, (in thousands):

                                              2019     2018     2017
                                           ---------- ------- --------
          Derivative component of RSATs... $      153 $    72 $    296

Credit Derivatives

   In connection with RSATs, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22,000 thousand at both
December 31, 2019 and 2018. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31,
2019 and 2018, the Company would have received $571 thousand and $126 thousand, respectively, to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, (in thousands, except weighted average years to maturity):

                                                            2019                                         2018
                                         -------------------------------------------  ------------------------------------------
                                                           Maximum                                      Maximum
                                                          Amount of                                    Amount of
                                                            Future                                       Future
                                           Estimated       Payments      Weighted     Estimated Fair    Payments      Weighted
 Rating Agency Designation               Fair Value of      under         Average        Value of        under        Average
       of Referenced            NAIC     Credit Default Credit Default   Years to     Credit Default Credit Default   Years to
 Credit Obligations /(1)/    Designation     Swaps          Swaps      Maturity /(2)/     Swaps          Swaps      Maturity (2)
---------------------------  ----------- -------------- -------------- -------------  -------------- -------------- ------------
Baa.........................           2
 Credit default swaps
  referencing indices.......                 $      571    $    22,000           4.8      $      126    $    22,000          4.9

/(1)/The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"),
    Standard and Poor's Rating Services ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

/(2)/The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                                      32

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above.
At December 31, 2019 and 2018, the Company had no purchased credit protection to offset referenced credit obligations in the table above.

Off-Balance Sheet Risk and Credit Risk

   The table below summarizes the notional amount of the Company's financial instruments (derivatives that are designated as effective hedging instruments and derivatives used in replications) with off-balance sheet credit risk at
December 31, (in thousands):

                                           Asset            Liability
                                    ------------------- ------------------
                                      2019      2018       2019     2018
                                    --------- --------- ---------- -------
     Foreign currency swaps........ $  24,069 $  15,917 $    3,913 $    --
     Credit default swaps..........    22,000        --         --      --
                                    --------- --------- ---------- -------
     Total......................... $  46,069 $  15,917 $    3,913 $    --
                                    ========= ========= ========== =======

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the
Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. All of the Company's ISDA Master Agreements also include Credit Support Annex provisions which may require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by clearing brokers or central clearing counterparties to such derivatives.

   Off-balance sheet credit exposure is the excess of positive estimated fair value over positive book/adjusted carrying value for the Company's highly effective hedges and derivatives used in replications at the reporting date.
All collateral received from counterparties to mitigate credit-related losses is deemed worthless for the purpose of calculating the Company's off-balance sheet credit exposure. The off-balance sheet credit exposure of the Company's swaps was $3,045 thousand and $1,078 thousand at December 31, 2019 and 2018, respectively.

                                      33

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The estimated fair value of collateral consisting of various securities received by the Company on its OTC-bilateral derivatives as variation margin was $654 thousand and $3,477 thousand at December 31, 2019 and 2018, respectively.

   The Company enters into various collateral arrangements, which may require both the pledging and accepting of collateral in connection with its derivatives. The table below summarizes the collateral pledged by the Company in connection with its OTC derivatives at December 31, (in thousands):

                                        Securities /(1)/
                                      ---------------------
                                         2019       2018
                                      ---------- ----------
                     Initial Margin:
                     OTC-cleared..... $      843 $      417

  /(1)/Securities pledged as collateral are reported in bonds. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

   The table below summarizes the collateral received by the Company in connection with its OTC derivatives as of December 31, (in thousands):

                          Cash /(1)/       Securities           Total
                      ------------------ --------------- -------------------
                        2019      2018    2019    2018     2019      2018
                      --------- -------- ------ -------- --------- ---------
   Variation Margin:
   OTC-bilateral..... $  15,864 $  9,825 $  654 $  3,477 $  16,518 $  13,302
   OTC-cleared.......       581      124     --       --       581       124
                      --------- -------- ------ -------- --------- ---------
   Total OTC......... $  16,445 $  9,949 $  654 $  3,477 $  17,099 $  13,426
                      ========= ======== ====== ======== ========= =========

 /(1)/Cash collateral received is reported in cash, cash equivalents and short-term investments and the obligation to return the collateral is reported in aggregate write-ins for liabilities as cash collateral received on derivatives.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company or the counterparty.
In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                                      34

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Net Investment Income

   The components of net investment income for the years ended December 31, were as follows (in thousands):

                                            2019        2018         2017
                                         ----------- ----------- ------------
  Bonds................................. $    43,236 $    61,721 $     67,640
  Mortgage loans........................       3,740       4,336        4,471
  Cash, cash equivalents and short-term
    investments.........................       2,412       2,153          337
  Contract loans........................      21,431      22,632       23,626
  Derivatives...........................       1,562       1,574        1,581
  Other.................................         (3)         476        4,268
                                         ----------- ----------- ------------
   Gross investment income..............      72,378      92,892      101,923
   Less: investment expenses............       2,880       2,373        2,407
                                         ----------- ----------- ------------
   Net investment income, before IMR
     amortization.......................      69,498      90,519       99,516
  IMR amortization......................       1,387         221           37
                                         ----------- ----------- ------------
  Net investment income................. $    70,885 $    90,740 $     99,553
                                         =========== =========== ============

Net Realized Capital Gains (Losses), Net of Federal Income Tax and Interest
Maintenance Reserve Transfer

   Net realized capital gains (losses) on investments and derivatives for the years ended December 31, were as follows (in thousands):

                                                        2019        2018         2017
                                                     ----------- ----------- ------------
Bonds............................................... $    21,600 $    10,750 $    (1,382)
Mortgage loans......................................          --         (3)           --
Derivatives.........................................          71         338        2,465
Other...............................................          86         140          135
                                                     ----------- ----------- ------------
Net realized capital gains (losses), before Federal
income tax..........................................      21,757      11,225        1,218
 Less: Federal income tax expense (benefit).........       4,359       3,519        (150)
                                                     ----------- ----------- ------------
Net realized capital gains (losses), before IMR
transfer............................................      17,398       7,706        1,368
IMR transfer, net of Federal income tax expense
(benefit) of $4,501 thousand, $2,276 thousand, and
($474) thousand, respectively.......................      16,933       8,564        (879)
                                                     ----------- ----------- ------------
Net realized capital gains (losses), net of Federal
income tax and IMR transfer......................... $       465 $     (858) $      2,247
                                                     =========== =========== ============

                                      35

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Proceeds from Sales and Disposals and Realized Capital Gains (Losses) on Bonds
and Stocks

   Proceeds from sales or disposals of bonds, the related gross realized capital gains (losses) on bonds, which are generally determined on a specific identification basis, and the related foreign exchange capital gains (losses)
on bonds were as follows for the years ended December 31, (in thousands):

                                                            2019         2018         2017
                                                        ------------ ------------ ------------
Proceeds from sales and disposals...................... $    594,349 $    573,275 $    179,779
Gross realized capital gains on sales.................. $     22,598 $     23,242 $        727
Gross realized capital losses on sales................. $      (997) $   (12,522) $      (831)
Foreign exchange capital gains on sales................ $         -- $         37 $         --
Foreign exchange capital losses on sales............... $        (1) $        (7) $    (1,277)

Prepayment Penalty and Acceleration Fees

   The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature. The number of securities sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee were as follows for the years ended December 31, (in thousands, except number of securities):

                                                 2019        2018         2017
                                              ---------- ------------ ------------
Number of CUSIPs.............................         12           20           27
Aggregate Amount of Investment Income........ $      603 $      1,442 $      3,006

Note 4 - Related Party Information

Service Agreements

   The Company is a party to service agreements with its affiliates, including, but not limited to, Brighthouse Services, LLC ("Brighthouse Services"), that provide for a broad range of services to be rendered and facilities and equipment to be provided. Services, facilities and equipment are requested by the recipient as deemed necessary for its operations. These agreements involve cost allocation arrangements, under which the recipient pays the provider for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, facilities and equipment provided. There are also a number of other service arrangements with affiliates pursuant to which the provider, at the request of the recipient, renders specified services for a stated fee. Income and expenses under these agreements are reflected in other income (loss) and insurance expenses and taxes (other than Federal income and capital gains taxes), respectively, on the Statutory Statements of Operations and Changes in Capital and Surplus.

Reinsurance Agreements

   The Company has reinsurance agreements with Brighthouse Life Insurance
Company ("Brighthouse Insurance") and Brighthouse Reinsurance Company of
Delaware ("BRCD"), both of which are related parties.

                                      36

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Operations and Changes in Capital and
Surplus was as follows for the years ended December 31, (in thousands):

                                                 2019        2018        2017
                                              ----------- ----------- -----------
Premiums and annuity considerations:
   Reinsurance ceded......................... $  (15,162) $  (21,516) $  (27,246)
Reserve adjustments on reinsurance ceded:
  Reinsurance ceded.......................... $ (507,144) $ (601,480) $ (530,503)
Benefits payments:
   Reinsurance ceded......................... $ (491,154) $ (618,709) $ (540,705)
Changes to reserves, deposit funds and other
policy liabilities:
   Reinsurance ceded......................... $    81,860 $ (124,417) $    68,527

   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and
Capital and Surplus was as follows at December 31, (in thousands):

                                                                   2019         2018
                                                               ------------ ------------
Reserves for life and health insurance, annuities and deposit-
type contracts:
   Reinsurance ceded.......................................... $  (457,964) $  (537,498)
Funds held under reinsurance treaties:
   Reinsurance ceded.......................................... $     33,780 $     33,576

   The Company ceded a block of business to BRCD, an affiliate, on a 90%
coinsurance with funds withheld basis. This agreement covers certain term policies issued by the Company in 2007 and 2008. Ceded aggregate reserves related to this business were $68,424 thousand and $68,189 thousand at
December 31, 2019 and 2018, respectively; the Company recorded a funds withheld liability of $33,780 thousand and $33,576 thousand at December 31, 2019 and
2018, respectively; ceded premiums related to this business were $216 thousand,
$847 thousand, and $2,054 thousand, for the years ended December 31, 2019,
2018, and 2017, respectively; and pre-tax income (loss) were $(1,118) thousand,
$(1,290) thousand, and $1,349 thousand for the years ended December 31, 2019,
2018, and 2017, respectively.

   In January 2017, the Company executed a novation and assignment of a reinsurance agreement under which Metropolitan Life Insurance Company ("MLIC")
reinsured certain variable annuities, including guaranteed minimum benefits. As a result of the novation and assignment, the reinsurance agreement is now between Brighthouse Insurance and the Company. The transaction was treated as a termination of the existing reinsurance agreement and execution of a new reinsurance agreement

                                      37

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

having no net surplus impact. The transaction resulted in a gain in surplus of
$55,179 thousand and was directly offset by a current period loss of the same amount at the time of the novation and assignment.

   Financial impacts recorded by the Company for this business excluding the effect of the novation and assignment stated above, were aggregate ceded reserves of $294,638 thousand and $350,723 thousand at December 31, 2019 and
2018, respectively; ceded premiums of $5,584 thousand, $11,159 thousand, and
$15,394 thousand for the years ended December 31, 2019, 2018, and 2017, respectively; ceded reserve adjustments on reinsurance of $507,144 thousand,
$601,480 thousand, and $530,503 thousand for the years ended December 31, 2019,
2018, and 2017, respectively, ceded benefits of $487,864 thousand,
$614,100 thousand, and $535,994 thousand for the years ended December 31, 2019,
2018, and 2017, respectively.

   The Company ceded 100% of its share of the liabilities for certain guaranteed benefits riders to Brighthouse Insurance. The Company's Statutory
Statements of Admitted Assets, Liabilities and Capital and Surplus includes aggregate ceded reserves related to this business of $94,067 thousand and
$117,602 thousand at December 31, 2019 and 2018, respectively; ceded premiums of $8,668 thousand, $9,367 thousand, and $9,922 thousand for the years ended
December 31, 2019, 2018, and 2017, respectively.

Investments

   The Company did not report any investments in an insurance subsidiary, controlled and affiliated ("SCA"), for which the statutory capital and surplus reflects a departure from the NAIC statutory accounting practices and procedures during the year ended December 31, 2019.

Other

   In the normal course of business, the Company transfers invested assets, primarily consisting of bonds, to affiliates and receives invested assets, primarily consisting of bonds, from affiliates. The Company did not transfer invested assets to affiliates for the year ended December 31, 2019. The Company transferred invested assets to affiliates with a book/adjusted carrying value
("BACV") of $356,638 thousand and an estimated fair value of $369,909 thousand for the year ended December 31, 2018.

   On November 27, 2018, BRCD purchased invested assets, primarily bonds, with a BACV of $183,795 thousand and estimated fair value of $197,594 thousand along with accrued interest of $2,065 thousand from the Company for total cash proceeds of $199,659 thousand.

   On December 21, 2018, Brighthouse Insurance issued a $200,000 thousand surplus note (the "Brighthouse Insurance Surplus Note") to the Company in
exchange for $28,095 thousand of cash and bonds with a BACV of
$172,842 thousand and estimated fair value of $171,905 thousand.

   On December 21, 2018, the Company paid an ordinary cash dividend of
$65,000 thousand and returned $335,000 thousand of capital, comprised of
$135,000 thousand of cash and the $200,000 thousand Brighthouse Insurance
Surplus Note, to its parent, Brighthouse Holdings, LLC.

                                      38

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The Company has entered into a Limited Liability Company Agreement (the
"Agreement") with Brighthouse Investments Advisers, LLC and several other affiliates that are also members of Brighthouse Advisers. Among other things, the Agreement sets forth provisions for the allocation of income and losses to the members of Brighthouse Advisers, including the Company.

   The Company has receivables and payables with affiliates for services necessary to conduct its business. Amounts admitted are expected to be settled within 90 days. Receivables from affiliates, included in other assets, totaled
$3,617 thousand and $4,388 thousand at December 31, 2019 and 2018, respectively. Payables to affiliates, included in other liabilities, totaled
$5,167 thousand and $5,180 thousand at December 31, 2019 and 2018, respectively.

Note 5 - Premium and Annuity Considerations Deferred and Uncollected

   Premium and annuity considerations deferred and uncollected at December 31, were as follows (in thousands):

                                                         2019                       2018
                                              -------------------------- --------------------------
                    Type                         Gross    Net of Loading    Gross    Net of Loading
--------------------------------------------  ----------- -------------- ----------- --------------
Ordinary renewal............................. $    19,190  $    17,713   $    17,680  $    16,070
                                              ===========  ===========   ===========  ===========

Note 6 - Reinsurance and Other Insurance Transactions

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.
On a case by case basis, the Company may retain up to $5,000 thousand per life and reinsure 100% of amounts in excess of the amount the Company retains. The
Company also reinsures portions of certain level premium term life policies to
BRCD. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   For its individual annuity business, the Company reinsures to Brighthouse
Insurance, and formerly reinsured to MLIC, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with certain variable annuities. Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                                      39

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. The Company also periodically monitors the collectability of reinsurance balances. No single unrelated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance agreement. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus
was as follows for the years ended December 31, (in thousands):

                                                 2019        2018        2017
                                              ----------- ----------- -----------
Premiums and annuity considerations:
   Reinsurance ceded......................... $  (36,711) $  (72,276) $  (87,233)

Reserve adjustments on reinsurance ceded:
   Reinsurance ceded......................... $ (507,144) $ (601,480) $ (530,503)

Benefits payments:
   Reinsurance ceded......................... $ (515,789) $ (661,449) $ (595,365)

Changes to reserves, deposit funds and other
policy liabilities:
   Reinsurance ceded......................... $   114,115 $ (105,993) $    78,501

   Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                                  2019        2018
                                                               ----------- -----------
Reserves for life and health insurance, annuities and deposit-
type contracts:
   Reinsurance ceded.......................................... $ (835,170) $ (958,939)

Funds held under reinsurance treaties:
   Reinsurance ceded.......................................... $    78,263 $    78,540

   The Company has ceded reinsurance to related and unrelated companies that are unauthorized, or not accredited to write reinsurance agreements in the domiciliary state of the Company. The unauthorized reinsurance liability is calculated to record a liability for reserve credits taken that are not fully collateralized by each unauthorized reinsurance company. The unauthorized companies provide collateral to the Company to support the ceded liabilities.
The collateral provided includes trust

                                      40

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

agreements and funds held under reinsurance treaties. There was no unauthorized liability balance for the Company at both December 31, 2019 and 2018. Assets held in trust for reinsurance agreements totaled $89,860 thousand and
$85,700 thousand at December 31, 2019 and 2018, respectively. Funds held under reinsurance treaties totaled $78,263 thousand and $78,540 thousand at
December 31, 2019 and 2018, respectively.

Deferred Gains on Reinsurance Agreements

   The Company has entered into reinsurance agreements to cede in-force business to reinsurers. These agreements may result in deferred gains on reinsurance, net of income tax, which is recorded in unassigned surplus
(deficit). The change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in change in surplus as a result of reinsurance. The rollforward of deferred gains on reinsurance agreements is as follows at December 31, (in thousands):

                                                       2019        2018
                                                    ----------- -----------
     Balance at beginning of year.................. $    86,237 $    89,317
     Capitalization of deferred gain on affiliated
     reinsurance /(1)/.............................          --          --
     Amortization of deferred gains on affiliated
     reinsurance /(1)/.............................     (3,080)     (3,080)
                                                    ----------- -----------
     Balance at end of year........................ $    83,157 $    86,237
                                                    =========== ===========

       /(1)/ See Note 4 - Related Party Information - "Reinsurance Agreements"
for additional information.

Note 7 - Reserves for Life Contracts and Deposit-Type Contracts

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Reserves amounting to $2,229 thousand and $2,282 thousand at
December 31, 2019 and 2018, respectively, are held for surrender values in excess of the legally computed reserves.

   The method employed in the valuation of substandard policies is identical to the method employed in the valuation of standard policies; a mean reserve method is used, but for substandard policies, the mean reserves are based on appropriate multiples of standard rates of mortality.

   At December 31, 2019 and 2018, the Company had $209,836 thousand and
$240,445 thousand, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division. Direct reserves to cover the above insurance totaled
$2,827 thousand and $3,602 thousand at December 31, 2019 and 2018, respectively.

   The tabular interest has been determined by formula as described in the NAIC instructions for all traditional product types. For universal life, variable universal life, and flexible premium annuity products, accrued interest credited to the fund balances was used in the calculations of tabular interest.

                                      41

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation period.

   The general nature of other reserve changes are items that include reserves established as a result of asset adequacy analysis, reserves for secondary guarantees on universal life policies and General Account reserves held for variable annuity guaranteed minimum death benefits and for variable annuity guaranteed living benefits.

   The details for other changes at December 31, 2019 are as follows (in thousands):

                                                                         Ordinary
                                                            -----------------------------------
                                                 Total      Life Insurance Individual Annuities
Item                                        --------------- -------------- --------------------
AG43 standard scenario excess.............. $     (267,296)  $          --        $   (267,296)
AG43 Stochastic Excess.....................        (24,704)             --             (24,704)
VM-21 Stochastic Reserve...................         219,206             --              219,206
For excess of valuation net premiums over
corresponding gross premiums...............           (774)          (774)                   --
For surrender values in excess of reserves
otherwise required and carried.............            (53)           (53)                   --
Guaranteed minimum death benefits..........         (6,601)        (6,601)                   --
Reinsurance ceded..........................          71,564             --               71,564
                                            ---------------  -------------        -------------
Total...................................... $       (8,658)  $     (7,428)        $     (1,230)
                                            ===============  =============        =============

Note 8 - Participating Business

   Direct premiums on participating policies in the amount of $15,689 thousand,
$19,908 thousand, and $22,547 thousand represented approximately 8%, 10%, and
9% of the Company's direct premiums for the years ended December 31, 2019,
2018, and 2017, respectively.

   The amount of incurred policyholder dividends in 2019, 2018, and 2017 as reported in dividends to policyholders, was $4,052 thousand, $5,044 thousand, and $4,582 thousand, respectively. This is equal to the sum of the dividends paid during the year, the change in the amount of dividends due and unpaid, and the change in provision for dividends payable in the following year.

Note 9 - Accident and Health ("A&H") Policy and Claim Liabilities

   A&H claim reserves represent the estimated value of the future payments for benefits (losses) and loss adjustment expenses for all incurred claims, whether reported or not. Where applicable, the reserves are adjusted for contingencies and discounted with interest.

   The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group
Accident and Health Contracts.

                                      42

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   Claim reserves for individual disability policies are discounted using either the 1964 Commissioners Disability Table or 1985 Commissioners Individual
Disability Table A at interest rates ranging from 3.0% to 6.0%, depending on the year of disablement.

   Claim reserves for products with short-term liabilities (i.e., dental, short-term disability, accidental death and dismemberment and similar products)
are set using current claim completion factors, loss ratio factors and include a provision for uncertainty.

   All claim reserves include an expense load to cover future loss adjustment expenses.

   Activity for the years ended December 31, in the liability for unpaid accident and health and disability policy and contract claims, included in reserves for life and health insurance and annuities and other policy liabilities, is summarized as follows (in thousands):

                                                     2019       2018
                                                  ---------- ----------
         Balance at January 1.................... $    4,726 $    4,943
         Incurred related to:

           Current year..........................        583        670
           Prior years...........................      (164)      (137)
                                                  ---------- ----------
           Total incurred........................        419        533
                                                  ---------- ----------

         Paid related to:
           Current year..........................       (48)       (19)
           Prior years...........................      (664)      (731)
                                                  ---------- ----------
           Total paid............................      (712)      (750)
                                                  ---------- ----------
         Balance at December 31.................. $    4,433 $    4,726
                                                  ========== ==========

   As a result of changes in estimates of insured events in prior years, the provision for claims decreased by $164 thousand and $137 thousand in 2019 and
2018, respectively. The changes in 2019 and 2018, respectively, were generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

                                      43

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Note 10 - Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal
Characteristics

Annuities

   Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies at
December 31, were as follows (dollars in thousands):

                                                                 2019
Individual Annuities:                     --------------------------------------------------
                                                         Separate
                                            General      Account                  Percent of
                                            Account    Nonguaranteed    Total       Total
-                                         ----------- -------------- ------------ ----------
 Subject to discretionary withdrawal:
  At book value less current surrender
   charge of 5% or more.................. $     1,779 $           -- $      1,779      --%
  At fair value..........................          --      3,940,527    3,940,527     89.2
                                          ----------- -------------- ------------   ------
    Total with market value
     adjustment or at fair value.........       1,779      3,940,527    3,942,306     89.2
  At book value without adjustment.......     408,676             --      408,676      9.3
 Not subject to discretionary
  withdrawal:............................      52,813         15,067       67,880      1.5
                                          ----------- -------------- ------------   ------
  Total (gross)..........................     463,268      3,955,594    4,418,862   100.0%
                                                                                    ======
 Reinsurance ceded.......................   (298,197)             --    (298,197)
                                          ----------- -------------- ------------
  Total (net)............................ $   165,071 $    3,955,594 $  4,120,665
                                          =========== ============== ============

                                                                 2019
Group Annuities:                          --------------------------------------------------
                                                         Separate
                                            General      Account                     % of
                                            Account    Nonguaranteed    Total       Total
-                                         ----------- -------------- ------------ ----------
 Subject to discretionary withdrawal:
  At book value less current surrender
   charge of 5% or more.................. $        -- $           -- $         --      --%
  At fair value..........................          --            479          479     51.3
                                          ----------- -------------- ------------   ------
    Total with market value
     adjustment or at fair value.........          --            479          479     51.3
  At book value without adjustment.......          --             --           --       --
 Not subject to discretionary
  withdrawal.............................         455             --          455     48.7
                                          ----------- -------------- ------------   ------
  Total (gross: direct + assumed)........         455            479          934   100.0%
                                                                                    ======
 Reinsurance ceded.......................          --             --           --
                                          ----------- -------------- ------------
  Total (net)............................ $       455 $          479 $        934
                                          =========== ============== ============

                                      44

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

                                                                 2019
Deposit-Type Contracts:                   --------------------------------------------------
                                                        Separate
                                            General      Account
                                            Account   Nonguaranteed     Total     % of Total
-                                         ----------- -------------- ------------ ----------
 Subject to discretionary withdrawal:
  At book value less current surrender
   charge of 5% or more.................. $        -- $           -- $         --      --%
  At fair value..........................          --             --           --       --
                                          ----------- -------------- ------------   ------
    Total with market value
     adjustment or at fair value.........          --             --           --       --
  At book value without adjustment.......      11,514             --       11,514     80.6
 Not subject to discretionary
  withdrawal.............................          --          2,764        2,764     19.4
                                          ----------- -------------- ------------   ------
  Total (gross: direct + assumed)........      11,514          2,764       14,278   100.0%
                                                                                    ======
 Reinsurance ceded.......................          --             --           --
                                          ----------- -------------- ------------
  Total (net)............................ $    11,514 $        2,764 $     14,278
                                          =========== ============== ============

                                                                 2018
                                          --------------------------------------------------
                                                        Separate
                                            General      Account                  Percent of
                                            Account   Nonguaranteed     Total       Total
-                                         ----------- -------------- ------------ ----------
 Subject to discretionary withdrawal:
  At book value less current surrender
   charge of 5% or more.................. $     2,966 $           -- $      2,966     0.1%
  At fair value..........................          --      3,750,961    3,750,961     88.0
                                          ----------- -------------- ------------   ------
    Total with market value
     adjustment or at fair value.........       2,966      3,750,961    3,753,927     88.1
  At book value without adjustment.......     443,576             --      443,576     10.4
 Not subject to discretionary
  withdrawal:............................      48,559         15,725       64,284      1.5
                                          ----------- -------------- ------------   ------
  Total (gross)..........................     495,101      3,766,686    4,261,787   100.0%
                                                                                    ======
 Reinsurance ceded.......................   (316,597)             --    (316,597)
                                          ----------- -------------- ------------
  Total (net)............................ $   178,504 $    3,766,686 $  3,945,190
                                          =========== ============== ============

                                      45

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows (in thousands):

                                                         2019           2018
                                                    -------------- --------------
General Account:
  Annuities (excluding supplementary contracts
with life contingencies)........................... $      117,983 $      125,379
 Supplementary contracts with life contingencies...         47,543         43,848
 Deposit-type contracts............................         11,514          9,277
                                                    -------------- --------------
    Subtotal.......................................        177,040        178,504
Separate Account:
 Annuities (excluding supplementary contracts).....      3,941,006      3,750,961
 Supplementary contracts with life contingencies...         15,067         13,139
 Other contract deposit funds......................          2,764          2,586
                                                    -------------- --------------
    Total.......................................... $    4,135,877 $    3,945,190
                                                    ============== ==============

Life

   Withdrawal characteristics of life actuarial reserves were as follows at
December 31, were as follows (dollars in thousands):

                                                                             2019
                                           -------------------------------------------------------------------------
                                                    General Account              Separate Account - Nonguaranteed
                                           ---------------------------------- --------------------------------------
                                            Account     Cash                    Account       Cash
                                             Value      Value      Reserve       Value        Value       Reserve
                                           ---------- ---------- ------------ ------------ ------------ ------------
 Subject to discretionary withdrawal:
 Term policies with cash value............ $       -- $       -- $         -- $         -- $         -- $         --
 Universal life...........................     21,867     22,507       22,767           --           --           --
 Universal life with secondary
  guarantees..............................         --         --           --           --           --           --
 Indexed universal life...................         --         --           --           --           --           --
 Indexed universal life with secondary
  guarantees..............................         --         --           --           --           --           --
 Indexed life.............................         --         --           --           --           --           --
 Other permanent cash value life..........    265,552    265,552      264,378           --           --           --
 Variable life
 Variable universal life..................    584,021    583,877      584,496    3,464,907    3,463,921    3,471,288
 Miscellaneous reserves...................         --         --           --           --           --           --
 Not subject to discretionary withdrawal:
 Term policies without cash value.........        XXX        XXX      340,555          XXX          XXX           --
 Accidental death benefits................        XXX        XXX          153          XXX          XXX           --
 Disability - active lives................        XXX        XXX       19,575          XXX          XXX           --
 Disability - disabled lives..............        XXX        XXX        7,406          XXX          XXX           --
 Miscellaneous reserves...................        XXX        XXX       71,528          XXX          XXX           --
                                           ---------- ---------- ------------ ------------ ------------ ------------
 Total (gross: direct + assumed)..........    871,440    871,936    1,310,858    3,464,907    3,463,921    3,471,288
 Reinsurance ceded........................         --         --      292,048           --           --           --
                                           ---------- ---------- ------------ ------------ ------------ ------------
 Total (Net).............................. $  871,440 $  871,936 $  1,018,810 $  3,464,907 $  3,463,921 $  3,471,288
                                           ========== ========== ============ ============ ============ ============

                                      46

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   Life actuarial reserves at December 31, were as follows (in thousands):

                                                      2019
                                                 --------------
                 General Account:
                  Life insurance................ $      920,151
                  Accidental death benefits.....            153
                  Active lives..................         19,575
                  Disability - disabled lives...          7,406
                  Miscellaneous reserves........         71,525
                                                 --------------
                     Subtotal...................      1,018,810
                 Separate Account:
                  Life insurance................      3,471,288
                  Accident and health contracts.             --
                  Miscellaneous reserves........             --
                                                 --------------
                     Total...................... $    4,490,098
                                                 ==============

Note 11 - Separate Accounts

   The Company utilizes Separate Accounts to support and record segregated assets and liabilities related to ordinary life insurance, ordinary individual annuity and supplemental contracts, group life insurance and group annuity products. Separate Account assets and liabilities represent segregated funds which are administered for pensions and other clients. At December 31, 2019 and
2018, the Company's Separate Account assets that are legally insulated from the
General Account claims are $7,438,663 thousand and $6,744,641 thousand, respectively. The assets consist of common stocks (mutual and hedge funds). The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of the minimum guarantees made by the Company with respect to certain accounts.
The assets of these accounts are carried at estimated fair value.

                                              Nonguaranteed Separate Accounts
                                         -----------------------------------------
                                             2019          2018          2017
                                         ------------- ------------- -------------
Premiums, considerations or
deposits for years ended December 31.... $     117,383 $     130,643 $     149,241
                                         ============= ============= =============
Reserves at December 31

For accounts with assets at:
  Fair value............................ $   7,430,126 $   6,731,823 $   8,079,019
                                         ============= ============= =============
By withdrawal characteristics:
  At fair value......................... $   7,411,816 $   6,715,576 $   8,060,189
  Not subject to discretionary
   withdrawal...........................        18,310        16,247        18,830
                                         ------------- ------------- -------------
        Total reserves.................. $   7,430,126 $   6,731,823 $   8,079,019
                                         ============= ============= =============

                                      47

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   Reconciliation of net transfers to/from Separate Accounts of the Company for the years ended December 31, were as follows (in thousands):

                                                 2019           2018           2017
                                            --------------------------------------------
Transfers to Separate Accounts............. $      117,199 $      130,370 $      148,615
Transfers from Separate Accounts...........      (856,339)      (978,580)      (930,877)
                                            -------------- -------------- --------------
Net transfers to (from) Separate
  Accounts.................................      (739,140)      (848,210)      (782,262)
Reconciling difference.....................             --             --             --
                                            -------------- -------------- --------------
Transfers as reported in the statements of
  operations of the General Account........ $    (739,140) $    (848,210) $    (782,262)
                                            ============== ============== ==============

Note 12 - Federal Income Tax

   The Company files a stand-alone Federal income tax return.

   Federal income tax expense has been calculated in accordance with the provisions of the Code.

   The components of net DTA and DTL consisted of the following, at
December 31, (in thousands):

                                                  2019                                     2018
                                ---------------------------------------- ----------------------------------------
                                   Ordinary      Capital       Total       Ordinary      Capital        Total
                                ------------- ------------ ------------- ------------- ------------ -------------
 Gross DTA..................... $      68,014 $      1,448 $      69,462 $      76,239 $      1,797 $      78,036
 Statutory valuation allowance
  adjustments..................            --           --            --            --           --            --
                                ------------- ------------ ------------- ------------- ------------ -------------
 Adjusted gross DTA............        68,014        1,448        69,462        76,239        1,797        78,036
 DTA nonadmitted...............      (47,868)      (1,014)      (48,882)      (44,889)      (1,797)      (46,686)
                                ------------- ------------ ------------- ------------- ------------ -------------
 Subtotal net admitted DTA.....        20,146          434        20,580        31,350           --        31,350
 DTL...........................       (5,475)           --       (5,475)       (4,581)           --       (4,581)
                                ------------- ------------ ------------- ------------- ------------ -------------
 Net admitted DTA/(Net
  DTL)......................... $      14,671 $        434 $      15,105 $      26,769 $         -- $      26,769
                                ============= ============ ============= ============= ============ =============

                                                              Change
                                              ---------------------------------------
                                                 Ordinary       Capital       Total
                                              ------------- ----------- -------------
Gross DTA.................................... $     (8,225) $    (349)  $     (8,574)
Statutory valuation allowance adjustments....            --         --             --
                                              ------------- ----------  -------------
Adjusted gross DTA...........................       (8,225)      (349)        (8,574)
DTA nonadmitted..............................       (2,979)        783        (2,196)
                                              ------------- ----------  -------------
Subtotal net admitted DTA....................      (11,204)        434       (10,770)
DTL..........................................         (894)         --          (894)
                                              ------------- ----------  -------------
Net admitted DTA/(Net DTL)................... $    (12,098) $      434  $    (11,664)
                                              ============= ==========  =============

                                      48

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The amount of each result or component of the calculation for SSAP No. 101,
Income Taxes, ("SSAP 101") at December 31, (in thousands):

                                                                      2019                       2018
                                                            ------------------------- ---------------------------
                                                            Ordinary  Capital  Total  Ordinary  Capital   Total
                                                            --------- ------- ------- --------- ------- ---------
 Federal income taxes paid in prior years recoverable
  through loss carrybacks.................................. $      -- $   --  $    -- $      -- $   --  $      --
 Adjusted gross DTA expected to be realized (excluding the
  amount of DTA from above) after application of the
  threshold limitation (the lesser of 1 and 2 below).......    15,105     --   15,105    26,769     --     26,769
 1. Adjusted gross DTA expected to be realized following
  the balance sheet date...................................    20,812     --   20,812    26,769     --     26,769
 2. Adjusted gross DTA allowed per limitation threshold....       XXX    XXX   15,105       XXX    XXX     27,955
 Adjusted gross DTA (excluding the amount of DTA from
  above) offset by gross DTL...............................     5,475     --    5,475     4,581     --      4,581
                                                            --------- ------  ------- --------- ------  ---------
 DTA admitted as the result of application of SSAP 101
  total.................................................... $  20,580 $   --  $20,580 $  31,350 $   --  $  31,350
                                                            ========= ======  ======= ========= ======  =========

                                                          Change
                                             ---------------------------------
                                               Ordinary    Capital      Total
                                             ----------- --------- -----------
 Federal income taxes paid in prior years
  recoverable through loss carrybacks....... $        --  $   --   $        --
 Adjusted gross DTA expected to be
  realized (excluding the amount of DTA
  from above) after application of the
  threshold limitation (the lesser of 1 and
  2 below)..................................    (11,664)      --      (11,664)
 1. Adjusted gross DTA expected to be
  realized following the balance sheet
  date......................................     (5,957)      --       (5,957)
 2. Adjusted gross DTA allowed per
  limitation threshold......................         XXX     XXX      (12,850)
 Adjusted gross DTA (excluding the
  amount of DTA from above) offset by
  gross DTL.................................         894      --           894
                                             -----------  ------   -----------
 DTA admitted as the result of application
  of SSAP 101 total......................... $  (10,770)  $   --   $  (10,770)
                                             ===========  ======   ===========

                                                                                      2019       2018
                                                                                   ---------- ----------
 RBC percentage used to determine recovery period and threshold limitation
  amount..........................................................................       726%      1275%
 Amount of total adjusted capital used to determine recovery period and threshold limitation...................................................................... $  114,669 $  198,843

   Management believes the Company will be able to utilize the DTA in the future without any tax planning strategies.

                                      49

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The Company's tax planning strategies do not include the use of reinsurance.

   All DTL were recognized as of December 31, 2019 and 2018.

   Current income tax incurred (benefit) for the years ended December 31, consisted of the following major components (in thousands):

                                                       2019          2018         2017
                                                  -------------- ------------ -------------
Federal.......................................... $      (3,289) $      3,891 $      15,717
Foreign..........................................             --           --            --
                                                  -------------- ------------ -------------
    Subtotal..................................... $      (3,289)        3,891        15,717
Federal income tax on net capital gains (losses).          4,359        3,519         (150)
                                                  -------------- ------------ -------------
Federal and foreign income taxes incurred........ $        1,070 $      7,410 $      15,567
                                                  ============== ============ =============

                                      50

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The changes in the main components of deferred income tax amounts were as follows at December 31, were as follows (in thousands):

DTA resulting from book/income tax differences:                       2019          2018         Change
                                                                  ------------- ------------- -------------
Ordinary:
  Employee benefits.............................................. $      35,828 $      34,823 $       1,005
  Deferred acquisition costs.....................................         2,678         5,016       (2,338)
  Policyholder dividends accrual.................................           809           893          (84)
  Policyholder reserves..........................................         7,381         7,533         (152)
  Ceding commissions.............................................        17,463        18,110         (647)
  Tax credit carryforward........................................         1,224            --         1,224
  Other..........................................................            19         8,892       (8,873)
  Legal contingency..............................................           108            61            47
  Investments....................................................           998            --           998
  Nonadmitted assets.............................................         1,506           911           595
                                                                  ------------- ------------- -------------
Gross ordinary DTA - (admitted and nonadmitted)..................        68,014        76,239       (8,225)
Total ordinary DTA - (nonadmitted)...............................      (47,868)      (44,889)       (2,979)
                                                                  ------------- ------------- -------------
Total ordinary DTA - (admitted)..................................        20,146        31,350      (11,204)
                                                                  ------------- ------------- -------------

Capital:
  Investments....................................................         1,448         1,797         (349)
                                                                  ------------- ------------- -------------
Gross capital DTA - (admitted and nonadmitted)...................         1,448         1,797         (349)
Total capital DTA - (nonadmitted)................................       (1,014)       (1,797)           783
                                                                  ------------- ------------- -------------
Total capital DTA - (admitted)...................................           434            --           434
                                                                  ------------- ------------- -------------
Total DTA - (admitted)........................................... $      20,580 $      31,350 $    (10,770)
                                                                  ============= ============= =============
DTL resulting from book/income tax differences:
  Investments - ordinary......................................... $          -- $     (4,581) $       4,581
  Unrealized capital gains (losses)..............................         (877)            --         (877)
  Deferred and uncollected premiums..............................       (3,307)            --       (3,307)
  Separate Account adjustments...................................       (1,281)            --       (1,281)
  Other liabilities..............................................          (10)            --          (10)
                                                                  ------------- ------------- -------------
  Total DTL......................................................       (5,475)       (4,581)         (894)
                                                                  ------------- ------------- -------------
  Net admitted DTA/(DTL)......................................... $      15,105 $      26,769      (11,664)
                                                                  ============= =============
  Income tax effect of change in nonadmitted assets..............                                     2,195
  Income tax effect of change in unrealized gains (losses).......                                        31
  Additional minimum pension liability...........................                                   (1,946)
                                                                                              -------------
  Change in net DTA..............................................                             $    (11,384)
                                                                                              =============

                                      51

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

                                                                      2018         2017       Change
 DTA resulting from book/income tax differences:                  ------------ ------------ -----------
 Ordinary:
  Employee benefits.............................................. $     34,823 $     34,609 $       214
  Deferred acquisition costs.....................................        5,016        8,644     (3,628)
  Policyholder dividends accrual.................................          893          935        (42)
  Policyholder reserves..........................................        7,533        8,020       (487)
  Ceding commissions.............................................       18,110       18,757       (647)
  Tax credit carryforward........................................           --       11,058    (11,058)
  Other..........................................................        8,892        9,566       (674)
  Legal contingency..............................................           61           56           5
  Nonadmitted assets.............................................          911          786         125
                                                                  ------------ ------------ -----------
Gross ordinary DTA - (admitted and nonadmitted)..................       76,239       92,431    (16,192)
Total ordinary DTA - (nonadmitted)...............................     (44,889)     (51,256)       6,367
                                                                  ------------ ------------ -----------
Total ordinary DTA - (admitted)..................................       31,350       41,175     (9,825)
                                                                  ------------ ------------ -----------

Capital:
  Investments....................................................        1,797           --       1,797
                                                                  ------------ ------------ -----------
Gross capital DTA - (admitted and nonadmitted)...................        1,797           --       1,797
Total capital DTA - (nonadmitted)................................      (1,797)           --     (1,797)
                                                                  ------------ ------------ -----------
Total capital DTA - (admitted)...................................           --           --          --
                                                                  ------------ ------------ -----------
Total DTA - (admitted)........................................... $     31,350 $     41,175 $   (9,825)
                                                                  ============ ============ ===========

DTL resulting from book/income tax differences:
  Investments - ordinary......................................... $    (4,581) $    (3,492) $   (1,089)
  Investments - capital..........................................           --        (288)         288
  Deferred and uncollected premiums..............................           --           --          --
                                                                  ------------ ------------ -----------
  Total DTL......................................................      (4,581)      (3,780)       (801)
                                                                  ------------ ------------ -----------
  Net admitted DTA/(DTL)......................................... $     26,769 $     37,395    (10,626)
                                                                  ============ ============
  Income tax effect of change in nonadmitted assets..............                               (4,570)
  Income tax effect of change in unrealized gains (losses).......                                   214
  Additional minimum pension liability...........................                                 1,288
                                                                                            -----------
  Change in net DTA..............................................                           $  (13,694)
                                                                                            ===========

   The Company had no net operating loss carryforwards or capital loss carryforwards at December 31, 2019.

                                      52

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

    As of December 31, 2019, the Company had tax credit carryforwards which will expire as follows:

              Year of Expiration           Tax credit carryforwards
         -----------------------------  ------------------------------
                           2029........                      1,223,577
                                        ------------------------------
                           Total....... $                    1,223,577
                                        ==============================

   The Company did not have Federal income taxes available at December 31, 2019 for recoupment in the event of future net losses.

   The Company had no deposits at December 31, 2019 under Section 6603 of the
Code.

   The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gain (loss) from operations after dividends to policyholders and before Federal income tax. The significant items causing the difference for the year ended December 31 were as follows (in thousands):

                                                            2019         2018         2017
                                                        ------------ ------------ ------------
 Gain (loss) from operations after dividends to
 policyholders and before Federal income tax @ 21%..... $     12,252 $     28,353 $     28,501
Net realized capital gains (losses) @ 21%..............        4,569        2,357          426

                                                                  --           --
Tax effect of:
Uncertain Tax Positions................................        2,271          573     (20,754)
Revaluation of pre-separation position.................          187           --        8,137
Cumulative effect of changes in accounting principles..           12           --           --
Tax exempt income......................................         (21)         (48)        (115)
Other..................................................        (165)           --         (24)
Prior years adjustments and accruals...................        (179)      (4,637)      (1,233)
Interest maintenance reserve...........................        (291)         (46)         (13)
Change in nonadmitted assets...........................        (595)        (125)          756
Tax credits............................................      (1,745)      (1,471)        (972)
Separate Account dividend received deduction...........      (3,841)      (3,852)     (13,816)
Rate Revaluation due to tax reform.....................           --           --       51,729
Fines, fees and other nondeductible expenses...........           --           --            2
Tax effect of separation items from MetLife............           --           --      (2,331)
                                                        ------------ ------------ ------------
Total statutory income taxes (benefit)................. $     12,454 $     21,104 $     50,293
                                                        ============ ============ ============
Federal and foreign income taxes incurred (benefit)
  including tax on realized capital gains (losses)..... $      1,070 $      7,410 $     15,567
Change in net DTA......................................       11,384       13,694       26,589
Prior period adjustment in surplus.....................           --           --        8,137
                                                        ------------ ------------ ------------
Total statutory income taxes (benefit)................. $     12,454 $     21,104 $     50,293
                                                        ============ ============ ============

                                      53

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. Federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's statutory financial statements.

   At December 31, 2019 and 2018, the Company had a liability for unrecognized tax benefits, computed in accordance with SSAP No. 5R, Liabilities,
Contingencies, and Impairments of Assets ("SSAP 5R"), of $1,397 thousand and
$1,397 thousand, respectively. A reconciliation of the amount recorded for unrecognized tax benefits is as follows The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the
Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. Federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's statutory financial statements. A reconciliation of the amount recorded for unrecognized tax benefits is as follows (in thousands):

                                                   2019        2018
                                                ----------- -----------
         Balance at beginning of year.......... $     1,397 $     1,455
         Net change for tax positions of
           current year........................          --          --
         Net change for tax positions of prior
           years...............................          --        (58)
         Settlements with tax authorities......          --          --
                                                ----------- -----------
         Balance at end of year................ $     1,397 $     1,397
                                                =========== ===========

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements.

   The Company recorded $75 thousand, $63 thousand, and ($3,317) thousand of interest expense (benefit) (net of Federal tax benefit(cost)) in Federal and foreign income taxes incurred, related to unrecognized tax benefits for the years ended December 31, 2019, 2018, and 2017, respectively. The Company had
$273 thousand and $198 thousand accrued for the payment of interest at
December 31, 2019 and 2018, respectively.

                                      54

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Note 13 - Capital and Surplus

   The portion of unassigned surplus (deficit) reduced by each item below at
December 31, was as follows (in thousands):

                                    2019          2018          2017
                                ------------- ------------- -------------
      Unrealized capital gains
        (losses)............... $     (7,558) $     (7,674) $     (8,480)
      Nonadmitted asset
        values................. $    (56,051) $    (51,025) $    (58,182)
      Asset valuation reserve.. $    (12,045) $    (10,350) $    (14,658)

Dividend Restrictions

   Under Massachusetts State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus at the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year.
The Company will be permitted to pay a dividend to its parent in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of
Insurance (the "Commissioner") and the Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned surplus
(deficit) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Commissioner
has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. Based on amounts at December 31, 2019, the Company is permitted to pay its parent a stockholder dividend in 2020 of $60,624 thousand without required prior approval of the Commissioner.

   The Company paid an ordinary cash dividend of $131,100 thousand to its parent, Brighthouse Holdings LLC, on December 23, 2019. The Company paid an ordinary cash dividend of $65,000 thousand and an extraordinary dividend of
$335,000 thousand comprised of $135,000 thousand cash and $200,000 thousand surplus note to its parent, Brighthouse Holdings LLC, on December 21, 2018. The
Company paid an ordinary cash dividend of $106,000 thousand to its parent,
Brighthouse Holdings, LLC, on December 11, 2017. The Company did not receive any capital contributions in 2019, 2018, or 2017.

Note 14 - Employee Benefit Plans

Pension Plans and Other Unfunded Benefit Plans

   The Company is the sponsor of a funded qualified defined benefit pension plan, an unfunded nonqualified defined benefit pension, and postretirement and other unfunded benefit plans. The Company sponsored pension and other unfunded benefit plans were amended to cease benefit accruals and are

                                      55

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

closed to new entrants. The Company accounts for the qualified defined benefit plan as a single employer plan and does not participate in any multiemployer, consolidated or holding company plans. At December 31, a summary of assets, obligations and assumptions of the pension benefit plans and the postretirement plan are as follows:

Change in Pension Benefit Obligation

                                                Overfunded               Underfunded
                                         ------------------------- -----------------------
                                             2019         2018        2019        2018
                                         ------------ ------------ ----------- -----------
Benefit obligation at beginning of year. $    146,527 $    161,705 $    65,311 $    70,927
Service cost and expenses...............          252          239          --          --
Interest cost...........................        6,482        6,112       2,978       2,697
Actuarial (gains) losses................       19,071     (13,857)       8,761     (4,368)
Benefits paid...........................      (8,089)      (7,672)     (4,016)     (3,945)
Business combinations, divestitures,
  curtailments, settlements and special
  termination benefits..................           --           --          --          --
                                         ------------ ------------ ----------- -----------
Benefit obligation at end of year....... $    164,243 $    146,527 $    73,034 $    65,311
                                         ============ ============ =========== ===========

Change in Postretirement Benefit Obligation

                                                         Underfunded
                                                   -----------------------
                                                      2019        2018
                                                   ----------- -----------
      Benefit obligation at beginning of year..... $    34,048 $    40,040
      Interest cost...............................       1,493       1,402
      Contribution by plan participants...........       2,235       2,412
      Actuarial (gains) losses....................       1,927       (837)
      Benefits paid...............................     (6,822)     (8,969)
                                                   ----------- -----------
      Benefit obligation at end of year........... $    32,881 $    34,048
                                                   =========== ===========

   At December 31, 2019, the post-tax surplus impact was a decrease of
$1,535 thousand for other postretirement benefit plans. At December 31, 2018, the post-tax surplus impact was an increase of $692 thousand for other postretirement benefit plans. At December 31, 2017, the post-tax surplus impact was a decrease of $4,347 thousand for other postretirement benefit plans.

Change in Compensated Absence Benefit & Postemployment Obligations

   The Company did not have any special or contractual benefits per SSAP
No. 11, Compensated Absences, and did not have any material Postemployment
Benefits during 2019 and 2018.

                                      56

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Change in Plan Assets

                                                 Pension Benefits          Postretirement Benefits
                                           ----------------------------- ---------------------------
                                                2019           2018          2019          2018
                                           -------------- -------------- ------------- -------------
Fair value of plan assets at beginning of
  year.................................... $      150,574 $      164,950 $          -- $          --
Actual return on plan assets..............         28,903        (6,704)            --            --
Reporting entity contribution.............          4,016          3,945         4,587         6,557
Plan participants' contributions..........             --             --         2,235         2,412
Benefits paid.............................       (12,105)       (11,617)       (6,822)       (8,969)
                                           -------------- -------------- ------------- -------------
Fair value of plan assets at end of year.. $      171,388 $      150,574 $          -- $          --
                                           ============== ============== ============= =============

Reconciliation of Funded Status

                                 Pension Benefits         Postretirement Benefits
                            --------------------------- ---------------------------
                                2019          2018          2019          2018
                            ------------- ------------- ------------- -------------
a. Components
  1. Prepaid benefit
    costs.................. $    (20,313) $    (18,646) $          -- $          --
  2. Overfunded plan
    assets................. $       7,145 $       4,047 $          -- $          --
  3. Accrued benefit
    costs.................. $      60,220 $      61,258 $      29,232 $      32,339
  4. Liability for pension
    benefits............... $    (73,034) $    (65,311) $    (32,881) $    (34,048)
b. Assets and Liabilities
  recognized
  1. Assets
    (nonadmitted).......... $       7,145 $          -- $          -- $          --
  2. Total liabilities
    recognized............. $    (73,034) $    (65,311) $    (32,811) $    (34,048)
c. Unrecognized
  liabilities.............. $--           $--           $--           $--

   The ABO for all defined benefit pension plans was $237,277 thousand and
$211,838 thousand at December 31, 2019 and 2018, respectively.

                                      57

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The components of net periodic benefit cost for the years ended December 31, were as follows (in thousands):

                                            Pension Benefits          Postretirement Benefits
                                    -------------------------------- --------------------------
                                       2019       2018       2017      2019     2018     2017
                                    ---------- ---------- ---------- -------- -------- --------
Service cost and expenses.......... $      252 $      239 $      248 $     -- $     -- $     --
Interest cost......................      9,460      8,809      9,246    1,493    1,402    1,613
Expected return on plan assets.....    (8,401)    (7,630)    (8,693)       --       --       --
Gains and losses...................         --         88         41        3       --    (163)
Prior service cost or (credit).....         --         --         --     (16)     (16)     (16)
(Gain) or loss recognized due to a
  settlement or curtailment........         --         --         --       --       --       --
                                    ---------- ---------- ---------- -------- -------- --------
Total net periodic benefit cost.... $    1,311 $    1,506 $      842 $  1,480 $  1,386 $  1,434
                                    ========== ========== ========== ======== ======== ========

   The amounts in unassigned surplus (deficit) recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                                                   Pension Benefits          Postretirement Benefits
                                            ------------------------------ ----------------------------
                                              2019       2018      2017      2019     2018      2017
                                            --------- ---------- --------- -------- -------- ----------
Items not yet recognized as a component of
  net periodic cost - prior year........... $  18,652 $   22,631 $  20,162 $  1,709 $  2,530 $  (4,336)
Net prior service cost or (credit) arising
  during the period........................        --         --        --       --       --         --
Net prior service cost or (credit)
  recognized...............................        --         --        --       16       16         16
Net (gain) and loss arising during the
  period...................................     7,330    (3,891)     2,510    1,927    (837)      6,687
Net (gain) and loss recognized.............        --       (88)      (41)      (3)       --        163
Transition surplus recognized..............        --         --        --       --       --         --
Change due to special event - curtailment..        --         --        --       --       --         --
                                            --------- ---------- --------- -------- -------- ----------
Items not yet recognized as a component of
  net periodic cost - current year......... $  25,982 $   18,652 $  22,631 $  3,649 $  1,709 $    2,530
                                            ========= ========== ========= ======== ======== ==========

   The amounts in unassigned surplus (deficit) that have not yet been recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                                               Pension Benefits         Postretirement Benefits
                                         ----------------------------- --------------------------
                                           2019      2018      2017      2019     2018     2017
                                         --------- --------- --------- -------- -------- --------
Net prior service cost or (credit)...... $      -- $      -- $      -- $  (206) $  (222) $  (238)
Net recognized (gains) and losses....... $  25,982 $  18,652 $  22,631 $  3,855 $  1,931 $  2,768

                                      58

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Assumptions

   Assumptions used in determining the aggregate projected benefit obligation for the pension and postretirement benefit plans for the years ended
December 31, are as follows:

                                                 2019    2018    2017
                                              ------- ------- -------
            Weighted-average discount rate -
              pension........................  3.55%   4.55%   3.90%
            Weighted-average discount rate -
              postretirement.................  3.55%   4.55%   3.90%

   Assumptions used in determining the net periodic benefit cost for the pension and postretirement benefit plans for the years ended December 31, are as follows:

                                                     2019    2018    2017
                                                  ------- ------- -------
       Weighted-average discount rate -
         pension & postretirement................  4.55%   3.90%   4.32%
       Expected long-term rate of return on plan
         assets..................................  5.75%   4.75%   5.75%

   The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate pension benefit obligation when due.

   The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets.
While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

Plan Assets

   The assets of the qualified defined benefit pension plan (the "Invested
Plan") are invested in general and separate accounts of MLIC and managed by
MetLife Investment Advisors, LLC in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maintaining an adequate funded status under reasonable and appropriate risk controls; (ii) minimizing the volatility of the Invested
Plan's funded status; (iii) ensuring that asset benchmarks, mandates and targets are appropriate relative to the implicit risk / return characteristics of the liability; and (iv) targeting rates of return in excess of a custom benchmark over a complete market cycle, generally three to five years. These goals are expected to be met through identifying appropriate and

                                      59

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of managing the
Invested Plan's investments. Investment consultants may be used periodically to evaluate the investment risk of the plan's invested assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class.
Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

   The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class for the
Invested Plan:

                                                               Target
                                         2019       2018      Allocation
                                      ---------- ---------- ------------
       Fixed maturities..............        83%        86%     90%
       Equity securities.............         10         --      0%
       Receivables and other.........          5         --      0%
       Cash or cash equivalents......          2         14     10%
                                      ---------- ----------
       Total.........................       100%       100%
                                      ========== ==========

   Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions. The above allocations represent actual and targeted investment strategies reflecting the aggregation of underlying assets invested in pooled separate accounts as well as those supported by general account assets backing a group annuity contract issued by MetLife. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets.
While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. The weighted expected return on plan assets for use in the that plan's
2020 valuation is currently anticipated to be 5.55%.

                                      60

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The defined benefit pension plan assets are measured at estimated fair value on a recurring basis. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows (in thousands):

                                           Fair Value Measurements of Plan Assets at December 31, 2019
                                           -----------------------------------------------------------
Description for each class of plan assets   (Level 1)       (Level 2)      (Level 3)        Total
-----------------------------------------   ------------   -------------  ------------  -------------
 Interest in insurance company Separate
 Accounts.................................  $        --    $    170,640    $        --   $    170,640
 Interest in insurance company General
 Accounts.................................           --             748             --            748
                                            ------------   -------------  ------------  -------------
 Total plan assets........................  $        --    $    171,388    $        --   $    171,388
                                            ============   =============  ============  =============

                                           Fair Value Measurements of Plan Assets at December 31, 2018
                                           -----------------------------------------------------------
Description for each class of plan assets   (Level 1)       (Level 2)      (Level 3)        Total
-----------------------------------------   ------------   -------------  ------------  -------------
 Interest in insurance company Separate
 Accounts.................................  $    39,107    $     90,805    $       106   $    130,018
 Interest in insurance company General
 Accounts.................................           --          20,556             --         20,556
                                            ------------   -------------  ------------  -------------
 Total plan assets........................  $    39,107    $    111,361    $       106   $    150,574
                                            ============   =============  ============  =============

Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified defined benefit pension plan to comply with minimum funding requirements of Employee
Retirement Income Security Act, the Pension Protection Act of 2006, non-life federal income tax return in accordance with the provisions of the Internal
Revenue Code of 1986, as amended (the "Tax Code") and the applicable rules and regulations. In accordance with such practice, no contributions are required for 2020. The Company expects to make no discretionary contributions to the qualified defined benefit pension plan in 2020. For information of employer contributions, see "Change in Plan Assets."

   Benefit payments due under the unfunded benefit plans are primarily funded from the Company's general assets as they become due under the provision of the plans. As a result, benefit payments equal employer and employee contributions for these plans. The Company does not expect contributions to be material in
2019. All benefit payments for unfunded benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife, payable to the
Company's parent, Brighthouse.

                                      61

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   Gross benefit payments for the next 10 years are expected to be as follows
(in thousands):

                       Year               Pension and Other Benefits
           -----------------------------  ---------------------------
                             2020........ $                    15,496
                             2021........ $                    16,476
                             2022........ $                    16,314
                             2023........ $                    16,328
                             2024........ $                    16,294
                    2025 through 2029.... $                    80,076

Defined Contribution Plans

   The Company sponsors a frozen qualified money purchase pension plan for former agents of the Company. The Company made no contributions to that plan in
2019, 2018, or 2017. The Company also sponsors a number of frozen nonqualified deferred compensation plans. The Company incurred expenses for these plans totaling $8,838 thousand for the year ended December 31, 2019, credit expense of ($1,976) thousand for the year ended December 31, 2018, and expenses of
$8,880 thousand for the year ended December 31, 2017.

Note 15 - Other Commitments and Contingencies

Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   As of December 31, 2019, the Company had a $400 thousand liability for retrospective premium-based guaranty fund assessments and a $462 thousand asset for the related premium tax offset. As of December 31, 2018, the Company had a
$500 thousand liability for retrospective premium-based guaranty fund assessments and a $569 thousand asset for the related premium tax offset. The periods over which the guaranty fund assessments are expected to be paid and the related premium tax offsets are expected to be realized are unknown at this time.

                                      62

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   The change in the guaranty asset balance summarized below reflects estimated premium tax offsets of new insolvencies accrued during 2019 and revised estimated premium tax offsets for accrued liabilities:

                    Assets Recognized from Paid and Accrued
                      Premium Tax Offsets (in thousands)
         -------------------------------------------------------------
         Balance as of December 31, 2018.............. $            569
         Decreases current year:
          Premium tax offset - paid assessments.......              107
         Increases current year:
          Est. premium tax offset - accrued
            assessments...............................               --
                                                       ----------------
         Balance as of December 31, 2019.............. $            462
                                                       ================

   The Company did not receive refunds of assessments for the years ended
December 31, 2019, 2018, or 2017. Assessments levied against the Company were
$48 thousand, $68 thousand, and $134 thousand for the years ended December 31,
2019, 2018, and 2017, respectively.

   It is possible that a large catastrophic event could render such guaranty funds inadequate and the Company may be called upon to contribute additional amounts, which may have a material impact on its financial condition or results of operations in a particular period. The Company has established liabilities for guaranty fund assessments which it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings, but additional liabilities may be necessary.

Litigation

   Sales Practice Claims and Regulatory Matters. Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters.

Summary

   Various litigations, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor or taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought.
Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on

                                      63

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in any particular period.

Commitments to Fund Partnership Investments and Private Corporate Bond
Investments

   The Company makes commitments to fund partnership investments and to lend funds under private corporate bond investments in the normal course of business. The amounts of these unfunded commitments were $1,205 thousand and
$1,220 thousand at December 31, 2019 and 2018, respectively.

Mortgage Loan Commitments

   The Company had no mortgage loan commitments as of December 31, 2019 and
2018.

                                      64

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

Financial Guarantees

   At December 31, 2019, the Company was obligor under the following guarantees and indemnities (in thousands):

----------------------------------------------------------------------------------------------------------------------------
          (1)                       (2)                   (3)                       (4)                         (5)
                                                                          Maximum potential amount
                          Liability recognition of                           of future payments          Current status of
                            guarantee. (Include         Ultimate             (undiscounted) the             payment or
Nature and circumstances    amount recognized at       financial        guarantor could be required     performance risk of
  of guarantee and key    inception. If no initial  statement impact         to make under the            guarantee. Also
  attributes, including    recognition, document    if action under       guarantee. If unable to       provide additional
  date and duration of    exception allowed under   the guarantee is     develop an estimate, this         discussion as
        agreement            SSAP No. 5R.)/(1)/        required.       should be specifically noted.        warranted.
----------------------------------------------------------------------------------------------------------------------------
The Company is obligated
 to indemnify Great West
    Life and Annuity
  Insurance Company for    No liability has been
  losses arising out of      established as the
       breaches of         indemnification is for
   representations and    future events for which
    covenants by the      neither a probability of                        $250 thousand for losses
 Company under an Asset       occurrence nor a                           arising out of breaches of       The Company has
 Purchase Agreement and   reasonable estimate can                       representation; there is no     made no payments on
    certain ancillary      be established at this                       cap on losses arising out of    the guarantee since
       agreements.                 time.                Expense            breaches of covenants.           inception.
----------------------------------------------------------------------------------------------------------------------------
The Company is obligated
    to indemnify the
   proprietary mutual                                                   Since this obligation is not
  fund, offered by the                                                  subject to limitations, the
 Separate Accounts, and   Intercompany and related                        Company does not believe
  the fund's directors     party guarantees that                      that it is possible to determine
     and officers as           are considered                              the maximum potential          The Company has
   provided in certain    "unlimited" and as such                         amount that could become      made no payments on
      Participation          are excluded from                         due under these guarantees in    the guarantee since
       Agreements.              recognition.            Expense                 the future.                 inception.
----------------------------------------------------------------------------------------------------------------------------
The Company has provided
  certain indemnities,
    guarantees and/or
     commitments to
  affiliates and third
 parties in the ordinary
 course of its business.
    In the context of
      acquisitions,
      dispositions,
  investments and other
    transactions, the      No liability has been
  Company has provided       established as the                         Since this obligation is not
     indemnities and       indemnification is for                       subject to limitations, the
   guarantees that are    future events for which                         Company does not believe
   triggered by, among    neither a probability of                         that it is possible to
 other things, breaches       occurrence nor a                             determine the maximum          The Company has
   of representations,    reasonable estimate can                       potential amount that could     made no payments on
 warranties or covenants   be established at this                          become due under these       the guarantee since
 provided by the Company.          time.                Expense          guarantees in the future.          inception.
----------------------------------------------------------------------------------------------------------------------------
                           No liability has been
                             established as the                         Since this obligation is not
                           indemnification is for                       subject to limitations, the
                          future events for which                         Company does not believe
The Company indemnifies   neither a probability of                         that it is possible to
    its directors and         occurrence nor a                             determine the maximum          The Company has
 officers as provided in  reasonable estimate can                       potential amount that could     made no payments on
    its charters and       be established at this                          become due under these       the guarantee since
        by-laws.                   time.                Expense          guarantees in the future.          inception.
----------------------------------------------------------------------------------------------------------------------------
                           No liability has been
                             established as the                         Since this obligation is not
                           indemnification is for                       subject to limitations, the
The Company indemnifies   future events for which                         Company does not believe
     its agents for       neither a probability of                         that it is possible to
 liabilities incurred as      occurrence nor a                             determine the maximum          The Company has
    a result of their     reasonable estimate can                       potential amount that could     made no payments on
  representation of the    be established at this                          become due under these       the guarantee since
  Company's interests.             time.                Expense          guarantees in the future.          inception.
----------------------------------------------------------------------------------------------------------------------------
Total                         $                 --                                 $               250
----------------------------------------------------------------------------------------------------------------------------

                                      65

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   At December 31, 2019, the Company's aggregate compilation of guarantee obligations was as follows (in thousands):

 Aggregate maximum potential of future payments of all guarantees
   (undiscounted) the guarantor could be required to make under
   guarantees......................................................... $    250
 Current liability recognized in financial statement:
    Noncontingent liabilities......................................... $     --
    Contingent liabilities............................................ $     --
 Ultimate financial statement impact if action under the guarantee is required.
    Investments in SCA entities....................................... $     --
    Joint venture.....................................................       --
    Dividends to stockholder (capital contribution)...................       --
    Expense...........................................................      250
    Other.............................................................       --
                                                                       --------
      Total........................................................... $    250
                                                                       ========

Note 16 - Retained Assets

   The Company's retained asset account, known as the Total Control Account
("TCA"), is a settlement option or method of payment that may be used for amounts due under life insurance, critical illness insurance and annuity contracts. The TCA Customer Agreement provided to each accountholder is a contract that is supplementary to the insurance or annuity contract. TCAs are reported in the Annual Statement as amounts on deposit for ordinary supplementary contracts not involving life contingencies.

   Each TCA has a guaranteed minimum annual effective interest rate. Guaranteed minimum interest rates for TCAs that remained open during calendar year 2019 were 3.5%, 3.0%, 1.5% or 0.5% depending on the age and origin of the account.
In addition to the guaranteed minimum interest rate, the Company also agrees in the TCA Customer Agreement to credit interest at rates that will always be the greater of the guaranteed rate or the rate established by one of two market indices. During calendar year 2019, all TCAs received interest of at least the account's guaranteed minimum annual effective interest rate.

   Administrative and recordkeeping services for TCAs are provided by MetLife
Services and Solutions, LLC.

   There are no fees or charges made to TCA account balances for basic account services. The following special service fees apply:

           Draft Copy: $2.00
           Stop Payment: $10.00
           Overdrawn TCA: $15.00

                                      66

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

   Accountholders are charged the same amount for these special services as the
Administrator charges the Company. In addition, any information requested to be sent via overnight delivery services may incur a fee of $25.00.

   The Company's TCA business is 100% reinsured with MLIC.

   The Company's TCA in force, categorized by age, at December 31, were as follows (in thousands, except number of asset accounts):

                                          2019                   2018
                                 ---------------------- ----------------------
                                  Number     Balance     Number     Balance
                                 --------- ------------ --------- ------------
  Up and including 12 Months....        -- $         --        -- $         --
  13 to 24 Months...............        --           --        21        4,414
  25 to 36 Months...............        17        4,369       113       23,565
  37 to 48 Months...............        98       20,229       126       14,035
  49 to 60 Months...............       118       13,234       110       18,352
  Over 60 Months................       856       90,865       808       78,453
                                 --------- ------------ --------- ------------
    Total.......................     1,089 $    128,697     1,178 $    138,819
                                 ========= ============ ========= ============

   A reconciliation of the Company's TCA for the year ended December 31, 2019 was as follows (in thousands, except number of asset accounts):

                                                       Individual
                                               --------------------------

                                                 Number    Balance/Amount
                                               ----------- --------------
      Beginning of year.......................       1,178 $      138,819
      Accounts issued/added...................          --             --
      Investment earnings credited............         N/A          3,914
      Fees and other charges assessed/ (1)/...         N/A             --
      Transferred to state unclaimed property
        funds.................................          --             --
      Closed/withdrawn........................          89         14,036
                                               ----------- --------------
      End of year.............................       1,089 $      128,697
                                               =========== ==============

/(1)/Fees and other charges assessed may also include other account adjustments.

Note 17 - Subsequent Events

   Since December 31, 2019, the outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal

                                      67

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued)
             For the Years Ended December 31, 2019, 2018, and 2017

interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods.

   The Company has evaluated events subsequent to December 31, 2019 through
April 9, 2020, which is the date these financial statements were available to be issued, and other than the above item, has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                      68

                      NEW ENGLAND LIFE INSURANCE COMPANY

             TABLE OF CONTENTS TO STATUTORY SUPPLEMENTAL SCHEDULES

--------------------------------------------------------------------------------

       Description                                                  Page

       SCHEDULE 1
         Statutory Selected Financial Data As of and for the Year
           Ended December 31, 2019................................. 70

       SCHEDULE 2
         Supplemental Investment Risks Interrogatories As of and
           for the Year Ended December 31, 2019.................... 74

       SCHEDULE 3
         Statutory Summary Investment Schedule As of and for the
           Year Ended December 31, 2019............................ 80

                                      69

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2019

Investment Income Earned
  U.S. government bonds................................................ $       5,499,542
  Other bonds (unaffiliated)...........................................        37,736,127
  Bonds of affiliates..................................................                --
  Preferred stocks (unaffiliated)......................................                --
  Preferred stocks of affiliates.......................................                --
  Common stocks (unaffiliated).........................................                --
  Common stocks of affiliates..........................................                --
  Mortgage loans.......................................................         3,739,533
  Real estate..........................................................                --
  Contract loans.......................................................        21,431,166
  Cash, cash equivalents and short-term investments....................         2,411,893
  Derivatives..........................................................         1,562,121
 Other invested assets.................................................           295,073
  Aggregate write-ins for investment income............................          (297,141)
                                                                        -----------------
   Gross investment income............................................. $      72,378,314
                                                                        =================

Real Estate Owned - Book Value Less Encumbrances....................... $              --
                                                                        =================
Mortgage Loans - Book Value
 Agricultural mortgages................................................ $      61,865,564
 Residential mortgages.................................................                --
 Commercial mortgages..................................................        27,155,517
                                                                        -----------------
  Total mortgage loans................................................. $      89,021,081
                                                                        =================

Mortgage Loans by Standing- Book Value
 Good standing......................................................... $      89,021,081
                                                                        =================
 Good standing with restructured terms................................. $              --
                                                                        =================
 Interest overdue more than three months, not in foreclosure........... $              --
                                                                        =================
  Foreclosure in process............................................... $              --
                                                                        =================

Other Long Term Invested Assets - Statement Value...................... $      15,753,121
                                                                        =================

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
 Bonds................................................................. $              --
                                                                        =================
 Preferred Stocks...................................................... $              --
                                                                        =================
 Common Stocks......................................................... $              --
                                                                        =================

Bonds and Short-Term Investments by Class and Maturity:
Bonds by Maturity - Statement Value
 Due within one year or less........................................... $      75,646,716
 Over 1 year through 5 years...........................................       168,005,130
 Over 5 years through 10 years.........................................       232,421,161
 Over 10 years through 20 years........................................       129,358,858
 Over 20 years.........................................................       339,335,689
 No maturity date......................................................                --
                                                                        -----------------
  Total by Maturity.................................................... $     944,767,554
                                                                        =================

                                      70

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2019

Bond by Class - Statement Value
  Class 1....................................................................... $     487,446,936
  Class 2.......................................................................       398,613,003
  Class 3.......................................................................        41,040,818
  Class 4.......................................................................        13,808,777
  Class 5.......................................................................         3,858,020
  Class 6.......................................................................                --
                                                                                 -----------------
  Total by Class................................................................ $     944,767,554
                                                                                 =================

  Total Bonds Publicly Traded................................................... $     613,086,698
                                                                                 =================

  Total Bonds Privately Placed.................................................. $     331,680,856
                                                                                 =================

Preferred Stocks - Book/Adjusted Carrying Value................................. $              --
                                                                                 =================
Common Stocks - Fair Value...................................................... $              --
                                                                                 =================
Short Term Investments - Book/Adjusted Carrying Value........................... $              --
                                                                                 =================
Options, Caps and Floors Owned - Book/Adjusted Carrying Value................... $              --
                                                                                 =================
Options, Caps and Floors Written and In-force - Book/Adjusted Carrying Value.... $              --
                                                                                 =================
Collar, Swap and Forward Agreements Open - Book/Adjusted Carrying Value.........
                                                                                 =================
Futures Contracts Open - Book/Adjusted Carrying Value........................... $              --
                                                                                 =================
Cash on Deposit................................................................. $      78,965,187
                                                                                 =================

Life Insurance In-Force (000's)
  Industrial.................................................................... $              --
                                                                                 =================
  Ordinary...................................................................... $      21,686,072
                                                                                 =================
  Credit Life................................................................... $              --
                                                                                 =================
  Group Life.................................................................... $          28,684
                                                                                 =================

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (000's)... $          68,844
                                                                                 =================

Life Insurance Policies with Disability Provisions In-Force (000's)
  Industrial.................................................................... $              --
                                                                                 =================
  Ordinary...................................................................... $       8,884,531
                                                                                 =================
  Credit Life................................................................... $              --
                                                                                 =================
  Group Life.................................................................... $              --
                                                                                 =================

                                      71

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2019

     Supplementary Contracts In-Force:
      Ordinary - Not Involving Life Contingencies
       Amount on Deposit................................ $     142,473,601
                                                         =================
       Income Payable................................... $       3,183,106
                                                         =================
      Ordinary - Involving Life Contingencies
       Income Payable................................... $       7,133,093
                                                         =================
      Group - Not Involving Life Contingencies
       Amount on Deposit................................ $              --
                                                         =================
       Income Payable................................... $              --
                                                         =================
      Group - Involving Life Contingencies
       Income Payable................................... $              --
                                                         =================

     Annuities:
     Ordinary
      Immediate - Amount of Income Payable.............. $              --
                                                         =================
      Deferred - Fully Paid Account Balance............. $              --
                                                         =================
      Deferred - Not Fully Paid Account Balance......... $   4,238,082,097
                                                         =================

     Group:
      Amount of Income Payable.......................... $          64,872
                                                         =================
      Fully Paid Account Balance........................ $          24,324
                                                         =================
      Not Fully Paid Account Balance.................... $              --
                                                         =================

     Accident and Health Insurance - Premiums In-Force:
      Ordinary.......................................... $       5,608,862
                                                         =================
      Group............................................. $              --
                                                         =================
      Credit............................................ $              --
                                                         =================

     Deposit Funds and Dividend Accumulations:
      Deposit Funds - Account Balance................... $              --
                                                         =================
      Dividend Accumulations - Account Balance.......... $              --
                                                         =================

                                      72

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2019

Claim Payments For The Year Ended December 31, 2019 (000's):
  Group Accident and Health
                                    2019..................................... $                 --
                                                                              ====================
                                    2018..................................... $                 --
                                                                              ====================
                                    2017..................................... $                 --
                                                                              ====================
                                    2016..................................... $                 --
                                                                              ====================
                                    2015..................................... $                 --
                                                                              ====================
                                    Prior.................................... $                 --
                                                                              ====================

  Other Accident & Health
                                    2019..................................... $                 48
                                                                              ====================
                                    2018..................................... $                 50
                                                                              ====================
                                    2017..................................... $                279
                                                                              ====================
                                    2016..................................... $                111
                                                                              ====================
                                    2015..................................... $                193
                                                                              ====================
                                    Prior.................................... $              2,081
                                                                              ====================

  Other Coverages that use developmental methods to calculate claim reserves
                                    2019..................................... $                 --
                                                                              ====================
                                    2018..................................... $                 --
                                                                              ====================
                                    2017..................................... $                 --
                                                                              ====================
                                    2016..................................... $                 --
                                                                              ====================
                                    2015..................................... $                 --
                                                                              ====================
                                    Prior.................................... $                 --
                                                                              ====================

                                      73

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

    Supplement for the year 2019 of the New England Life Insurance Company

                                    [GRAPHIC]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                     For the year ended December 31, 2019
                           (To be filed by April 1)
                     Of New England Life Insurance Company
               Address (City, State, Zip Code): Boston MA 02111

NAIC Group Code.....4932  NAIC Company Code.....91626  Employer's ID Number.....04-2708937

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.. Reporting entity's total admitted assets as reported on page 2 of this annual statement.                   $...1,679,853,848

2.. Ten largest exposures to a single issuer/borrower/investment.
                  1                    2                             3                           4
                                                                                        Percentage of Total
               Issuer        Description of Exposure               Amount                __Admitted Assets
    2.01     GRI
             Woodlands
             Crossing
             LLC a
             Delaware.......   Commercial Loans.......... $     .........22,994,948     ...............1.4%
    2.02     Four Star
             Dairy..........   Agricultural Loans........ $     .........18,028,441     ...............1.1%
    2.03     ORICA LTD......   FOR CORP.................. $     .........15,000,000     ...............0.9%
    2.04     RETAIL
             PROPERTIES
             OF
             AMERICA
             INC............   US CORP................... $     .........15,000,000     ...............0.9%
    2.05     NASSAU
             AIRPORT
             DEVELOPMENT
             CO.............   FOR CORP.................. $     .........12,621,250     ...............0.8%
    2.06     CABOT OIL
             & GAS
             CORPORATION....   US CORP................... $     .........11,500,000     ...............0.7%
    2.07     DCC PLC........   FOR CORP.................. $     .........11,225,000     ...............0.7%
    2.08     Alico Inc......   Agricultural Loans........ $     .........11,158,080     ...............0.7%
    2.09     SILVER
             SPRING
             METRO NI
             LLC............   US CORP................... $     .........10,500,000     ...............0.6%
    2.10
             CHESAPEAKE
             UTILITIES
             CORPORATION....   US CORP................... $     .........10,100,000     ...............0.6%

3.  Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.
             Bonds
             -----                                                    1                          2
    3.01     NAIC 1...................................... $     ........487,446,936     ..............29.0%
    3.02     NAIC 2...................................... $     ........398,613,003     ..............23.7%
    3.03     NAIC 3...................................... $     .........41,040,818     ...............2.4%
    3.04     NAIC 4...................................... $     .........13,808,777     ...............0.8%
    3.05     NAIC 5...................................... $    ...........3,858,020     ...............0.2%
    3.06     NAIC 6...................................... $........................     ...............0.0%
             Preferred
             Stocks
             ------                                                   3                          4
    3.07     P/RP-1...................................... $........................     ...............0.0%
    3.08     P/RP-2...................................... $........................     ...............0.0%
    3.09     P/RP-3...................................... $........................     ...............0.0%
    3.10     P/RP-4...................................... $........................     ...............0.0%
    3.11     P/RP-5...................................... $........................     ...............0.0%
    3.12     P/RP-6...................................... $........................     ...............0.0%

4.  Assets held in foreign investments:
             Are assets held in foreign investments less than 2.5% of the reporting entity's
    4.01     total admitted assets?                                                                              Yes [  ] No [X]
    If response to 4.01 above is yes, responses are not required for interrogatories 5-10.
             Total admitted assets held in
    4.02     foreign investments......................... $     ........115,426,804     ...............6.9%
             Foreign-currency-denominated
    4.03      investments................................ $     .........56,117,775     ...............3.3%
             Insurance liabilities denominated
    4.04      in that same foreign currency.............. $ .......................     ...............0.0%

                                      74

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2019 of the New England Life insurance Company

5.   Aggregate foreign investment exposure categorized by NAIC sovereign designation:
                                                                                           1                     2
     5.01   Countries designated NAIC 1......................................... $     .....101,711,325 ...............6.1%
     5.02   Countries designated NAIC 2......................................... $..................... ...............0.0%
     5.03   Countries designated NAIC 3 or below................................ $     ......13,715,480 ...............0.8%

6.   Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:
            Countries designated NAIC 1:                                                   1                     2
     6.01   Country 1: United Kingdom........................................... $     ......56,920,447 ...............3.4%
     6.02   Country 2: Australia................................................ $     ......15,000,000 ...............0.9%
            Countries designated NAIC 2:
     6.03   Country 1:.......................................................... $..................... ...............0.0%
     6.04   Country 2:.......................................................... $..................... ...............0.0%
            Countries designated NAIC 3 or below:
     6.05   Country 1: Bahamas.................................................. $     ......12,621,250 ...............0.8%
     6.06   Country 2: Turkey................................................... $    ........1,094,230 ...............0.1%

                                                                                           1                     2
7.   Aggregate unhedged foreign currency exposure............................... $..................... ...............0.0%

8.   Aggregate unhedged foreign currency exposure categorized by NAIC
     sovereign designation:                                                                1                     2
     8.01   Countries designated NAIC 1......................................... $..................... ...............0.0%
     8.02   Countries designated NAIC 2......................................... $..................... ...............0.0%
     8.03   Countries designated NAIC 3 or below................................ $..................... ...............0.0%

9.   Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:
            Countries designated NAIC 1:                                                   1                     2
     9.01   Country 1:.......................................................... $..................... ...............0.0%
     9.02   Country 2:.......................................................... $..................... ...............0.0%
            Countries designated NAIC 2:
     9.03   Country 1:.......................................................... $..................... ...............0.0%
     9.04   Country 2:.......................................................... $..................... ...............0.0%
            Countries designated NAIC 3 or below:
     9.05   Country 1:.......................................................... $..................... ...............0.0%
     9.06   Country 2:.......................................................... $..................... ...............0.0%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:
                                    1                                 2
                                 Issuer                        NAIC Designation
                                 ------                        ----------------            3                     4
     10.01  ORICA LTD.........................................        2......... $     ......15,000,000 ...............0.9%
     10.02  NASSAU AIRPORT DEVELOPMENT CO.....................        2......... $     ......12,621,250 ...............0.8%
     10.03  DCC PLC...........................................        2......... $     ......11,225,000 ...............0.7%
     10.04  ABP SUBHOLDINGS UK LTD............................        2......... $    ........9,935,625 ...............0.6%
     10.05  BNP PARIBAS SA....................................        1......... $    ........8,533,671 ...............0.5%
     10.06  DARK COVER LTD....................................        1......... $    ........8,000,000 ...............0.5%
     10.07  WERELDHAVE NV.....................................        2......... $    ........7,857,500 ...............0.5%
     10.08  SHURGARD LUXEMBOURG SARL..........................        2......... $    ........6,836,025 ...............0.4%
     10.09  ARCUS INFRASTRUCTURE PARTNERS LLP.................        2......... $    ........6,756,225 ...............0.4%
     10.10  JOHN WOOD GROUP PLC...............................        2......... $    ........5,000,000 ...............0.3%

                                      75

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2019 of the New England Life insurance Company

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:
     11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's
            total admitted assets?                                                               Yes [X] No [ ]
            If response to 11.01 is yes, detail is not required for the remainder of
            Interrogatory 11.
     11.02  Total admitted assets held in Canadian Investments.. $................... ......0.0%
     11.03  Canadian currency-denominated investments........... $................... ......0.0%
     11.04  Canadian-denominated insurance liabilities.......... $................... ......0.0%
     11.05  Unhedged Canadian currency exposure................. $................... ......0.0%

12.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.
     12.01  Are assets held in investments with contractual sales restrictions less than 2.5%
            of the reporting entity's total admitted assets?                                     Yes [X] No [ ]
            If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.
                                    1                                     2               3
            Aggregate statement value of investments with
     12.02  contractual sales restrictions...................... $................... ......0.0%
            Largest three investments with contractual sales
            restrictions:
     12.03                                                       $................... ......0.0%
     12.04                                                       $................... ......0.0%
     12.05                                                       $................... ......0.0%

13.  Amounts and percentages of admitted assets held in the ten largest equity interests:
     13.01  Are assets held in equity interest less than 2.5% of the reporting entity's total
            admitted assets?                                                                     Yes [X] No [ ]
            If response to 13.01 above is yes, responses are
            not required for the remainder of Interrogatory 13.
                                    1                                     2               3
                             Name of Issuer
                             --------------
     13.02                                                       $................... ......0.0%
     13.03                                                       $................... ......0.0%
     13.04                                                       $................... ......0.0%
     13.05                                                       $................... ......0.0%
     13.06                                                       $................... ......0.0%
     13.07                                                       $................... ......0.0%
     13.08                                                       $................... ......0.0%
     13.09                                                       $................... ......0.0%
     13.10                                                       $................... ......0.0%
     13.11                                                       $................... ......0.0%

14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
     14.01  Are assets held in nonaffiliated, privately placed equities less than 2.5% of the
            reporting entity's total admitted assets?                                            Yes [X] No [ ]
            If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.
                                    1                                     2               3
     14.02  Aggregate statement value of investments held in
            nonaffiliated, privately placed equities............ $................... ......0.0%
            Largest three investments held in nonaffiliated.
            privately placed equities:
     14.03                                                       $................... ......0.0%
     14.04                                                       $................... ......0.0%
     14.05                                                       $................... ......0.0%

                                      76

                      N EW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2019 of the New England Life insurance Company

            Ten Largest Fund Managers
            -------------------------
                                    1                                      2                    3                    4
                              Fund Manager                          Total Invested         Diversified        Non-Diversified
                              ------------                          --------------         -----------        ---------------
     14.06                                                       $ ................... $................... $...................
     14.07                                                       $ ................... $................... $...................
     14.08                                                       $ ................... $................... $...................
     14.09                                                       $ ................... $................... $...................
     14.10                                                       $ ................... $................... $...................
     14.11                                                       $ ................... $................... $...................
     14.12                                                       $ ................... $................... $...................
     14.13                                                       $ ................... $................... $...................
     14.14                                                       $ ................... $................... $...................
     14.15                                                       $ ................... $................... $...................
15.. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01  Are assets held in general partnership interests less than 2.5% of the reporting entity's
            total admitted assets?                                                                                Yes [X] No [ ]
            If response to 15.01 above is yes, responses are not required for the remainder of
            Interrogatory 15.
                                    1                                      2                    3
     15.02  Aggregate statement value of investments held in
            general partnership interests                         $...................  ...............0.0%
            Largest three investments in general partnership
            interests:
     15.03                                                        $................... ................0.0%
     15.04                                                        $...................  ...............0.0%
     15.05                                                        $...................  ...............0.0%
16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01                Are mortgage loans reported in Schedule B less than 2.5% of
                          the reporting entity's total admitted assets?                                      Yes[  ] No [X]
                          If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
                                   1                           2                           3
                          Type (Residential,
                              Commercial,
                             Agricultural)
     16.02                Commercial Loans...........    $......22,994,948        ...............1.4%
     16.03                Agricultural Loans.........    $......18,028,441        ...............1.1%
     16.04                Agricultural Loans.........    $......11,158,080        ...............0.7%
     16.05                Agricultural Loans.........    $.......8,369,189        ...............0.5%
     16.06                Agricultural Loans.........    $.......7,492,950        ...............0.4%
     16.07                Agricultural Loans.........    $.......3,706,786        ...............0.2%
     16.08                Agricultural Loans.........    $.......1,728,502        ...............0.1%
     16.09                Agricultural Loans.........    $.......1,655,867        ...............0.1%
     16.10                Agricultural Loans.........    $.......1.402.524        ...............0.1%
     16.11                Commercial Loans...........    $.......1,400,752        ...............0.1%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
                                                                       Loans
     16.12                Construction loans......... $...................        ...............0.0%
                          Mortgage loans over
     16.13                90 days past due........... $...................        ...............0.0%
                          Mortgage loans in
                          the process of
     16.14                foreclosure................ $...................        ...............0.0%
                          Mortgage loans
     16.15                foreclosed................. $...................        ...............0.0%
                          Restructured
     16.16                mortgage loans............. $...................        ...............0.0%

17.  Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
     Loan-to-Value            Residential                      Commercial                        Agricultural
     -------------            -----------                      ----------                        ------------
                             1              2              3                 4                5                 6
     17.01 above 95% $................. ......0.0% $................. ...........0.0% $................. ...........0.0%
     17.02 91% to
     95%............ $................. ......0.0% $................. ...........0.0% $................. ...........0.0%
     17.03 81% to
     90%............ $................. ......0.0% $................. ...........0.0% $................. ...........0.0%
     17.04 71% to
     80%............ $................. ......0.0% $   .......491,055 ...........0.0% $   .......432,894 ...........0.0%
     17.05 below 70% $................. ......0.0% $    ...26,664,463 ...........1.6% $    ...61,432,669 ...........3.7%

                                      77

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2018 of the New England Life insurance Company

18.  Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
     18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's
     total admitted assets?                                                                           Yes [X] No [ ]
          If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
     Largest five investments in any one parcel or group of contiguous parcels of real estate:
                         Description
                         -----------                                2                  3
     18.02................................................  $.................    .......... 0.0%
     18.03................................................  $.................    .......... 0.0%
     18.04 ...............................................  $.................    .......... 0.0%
     18.05................................................  $.................    .......... 0.0%
     18.06................................................  $.................    .......... 0.0%

19.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.
     19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of
        the reporting entity's admitted assets?                                                       Yes [X] No [ ]
          If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
           1                                                        2                  3
     19.02 Aggregate statement value of investments held
        in mezzanine real estate loans....................  $.................    ...........0.0%
          Largest three investments held in mezzanine
     real estate loans:
     19.03................................................  $.................    ...........0.0%
     19.04................................................  $.................    ...........0.0%
     19.05................................................  $.................    ...........0.0%

20.  Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:
                                   At Year-End                               At End of Each Quarter
                                   -----------                               ----------------------
                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                                                 -------            -------            -------
                               1                 2                  3                  4                  5
     20.01 Securities
        lending
        agreements
        (do not
        include
        assets held
        as collateral
        for such
        transactions). $   .............. ............0.0% $ ................. $................. $.................
     20.02 Repurchase
     agreements....... $   .............. ............0.0% $ ................. $................. $.................
     20.03 Reverse
     repurchase
     agreements....... $   .............. ............0.0% $ ................. $................. $.................
     20.04 Dollar
     repurchase
     agreements....... $   .............. ............0.0% $ ................. $................. $.................
     20.05 Dollar
     reverse
     repurchase
     agreements....... $   .............. ............0.0% $ ................. $................. $.................
21.  Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:
                                      Owned                               Written
                                      -----                               -------
                               1                 2                  3                  4
     21.01 Hedging.... $  ............... ............0.0% $   ...............    ...........0.0%
     21.02 Income
     generation....... $  ............... ............0.0% $   ...............    ...........0.0%
     21.03 Other...... $  ............... ............0.0% $   ...............    ...........0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:
                                   At Year-End                               At End of Each Quarter
                                   -----------                               ----------------------
                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                                                 -------            -------            -------
                               1                 2                  3                  4                  5
     22.01 Hedging.... $     .....984,022 ............0.1% $    .....1,043,910 $   .....1,024,803    $.....1,004,814
     22.02 Income
     generation....... $................. ............0.0% $ ................. $................. $.................
     22.03
     Replications..... $    ...22,000,000 ............1.3% $     ...22,000,000 $    ...22,000,000     $...22,000,000
     22.04 Other...... $................. ............0.0% $ ................. $................. $.................

                                      78

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2019 of the New England Life insurance Company

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:
                                 At Year-End                             At End of Each Quarter
                                 -----------                             ----------------------
                                                              1st Qtr           2nd Qtr            3rd Qtr
                                                              -------           -------            -------
                             1                 2                 3                 4                  5
     23.01
     Hedging......... $...............  ............0.0%  $...............  $...............  $................
     23.02
     Income
     generation...... $...............  ............0.0%  $...............  $...............  $................
     23.03
     Replications.... $...............  ............0.0%  $...............  $...............  $................
     23.04 Other..... $...............  ............0.0%  $...............  $...............  $................

                                      79

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

Annual Statement for the year 2019 of the New England Life Insurance Company

                          SUMMARY INVESTMENT SCHEDULE

                                                               Gross
                                                        Investment Holdings
                                                 -------------------------------------------------------
                                                                            2
                                                                       Percentage
                                                          1            of Column 1          3
             Investment Categories                      Amount           Line 13          Amount
-                                                --------------------------------------------------------
1.      Long-Term Bonds (Schedule D, Part 1):
        1.01 U.S. Governments...................     ......135,872,327 ........8.7     ......135,872,327
        1.02 All Other Governments.............. ...............94,230 ........0.0 ...............94,230
        1.03 U.S. States, Territories and
           Possessions, etc., Guaranteed........   ..........7,063,009 ........0.5   ..........7,063,009
        1.04 U.S. Political Subdivisions of
           States, Territories and Possessions,
           Guaranteed...........................   ..........2,374,219 ........0.2   ..........2,374,219
        1.05 U.S. Special Revenue and Special
           Assessment Obligations, etc., Non-
           Guaranteed...........................     .......45,946,300 ........2.9    ........45,946,300
        1.06 Industrial and Miscellaneous.......     ......749,130,477  ......48.1     ......749,130,477
        1.07 Hybrid Securities..................  .................... ........0.0  ....................
        1.08 Parent, Subsidiaries and Affiliates  .................... ........0.0  ....................
        1.09 SVO Identified Funds...............  .................... ........0.0  ....................
        1.10 Unaffiliated Bank Loans............   ..........4,286,992 ........0.3   ..........4,286,992
        1.11 Total Long-Term Bonds..............     ......944,767,554  ......60.6     ......944,767,554
2.      Preferred Stocks (Schedule D, Part 2,
        Section 1):
        2.01 Industrial and Misc. (Unaffiliated)  .................... ........0.0   ...................
        2.02 Parent, Subsidiaries and Affiliates  .................... ........0.0  ....................
        2.03 Total Preferred Stock..............   ..................0 ........0.0   ..................0
3.      Common Stocks (Schedule D, Part 2,
        Section 2):
        3.01 Industrial and Miscellaneous
           Publicly Traded (Unaffiliated).......  .................... ........0.0   ...................
        3.02 Industrial and Miscellaneous Other
           (Unaffiliated).......................  .................... ........0.0   ...................
        3.03 Parent, Subsidiaries and
           Affiliates Publicly Traded...........  .................... ........0.0   ...................
        3.04 Parent, Subsidiaries and
           Affiliates Other.....................  .................... ........0.0   ...................
        3.05 Mutual Funds.......................  .................... ........0.0   ...................
        3.06 Unit Investment Trusts.............  .................... ........0.0   ...................
        3.07 Closed-End Funds...................  .................... ........0.0   ...................
        3.08 Total Common Stocks................   ..................0 ........0.0   ..................0
        Admitted Assets as Reported
          in the Annual Statement
----------------------------------------------------------------
              4                         5                6
      Securities Lending              Total         Percentage
          Reinvested               (Col. 3 + 4)     of Column 5
      Collateral Amount               Amount          Line 13
                                         ---------------------------------------------------------------
Long-Term Bonds (Schedule D, Part 1):
1.01 U.S. Governments................... ...............................     ....135,872,327 ........8.7
1.02 All Other Governments.............. ............................... .............94,230 ........0.0
1.03 U.S. States, Territories and
   Possessions, etc., Guaranteed........ ...............................   ........7,063,009 ........0.5
1.04 U.S. Political Subdivisions of
   States, Territories and Possessions,
   Guaranteed........................... ...............................   ........2,374,219 ........0.2
1.05 U.S. Special Revenue and Special
   Assessment Obligations, etc., Non-
   Guaranteed........................... ...............................    ......45,946,300 ........2.9
1.06 Industrial and Miscellaneous....... ...............................     ....749,130,477  ......48.1
1.07 Hybrid Securities.................. ...............................  .................0 ........0.0
1.08 Parent, Subsidiaries and Affiliates ...............................  .................0 ........0.0
1.09 SVO Identified Funds............... ...............................  .................0 ........0.0
1.10 Unaffiliated Bank Loans............ ...............................   ........4,286,992 ........0.3
1.11 Total Long-Term Bonds..............  .............................0     ....944,767,554  ......60.6
Preferred Stocks (Schedule D, Part 2,
Section 1):
2.01 Industrial and Misc. (Unaffiliated) ...............................  .................0 ........0.0
2.02 Parent, Subsidiaries and Affiliates ...............................  .................0 ........0.0
2.03 Total Preferred Stock..............  .............................0                   0 ........0.0
Common Stocks (Schedule D, Part 2,
Section 2):
3.01 Industrial and Miscellaneous
   Publicly Traded (Unaffiliated)....... ...............................  .................0 ........0.0
3.02 Industrial and Miscellaneous Other
   (Unaffiliated)....................... ...............................  .................0 ........0.0
3.03 Parent, Subsidiaries and
   Affiliates Publicly Traded........... ...............................  .................0 ........0.0
3.04 Parent, Subsidiaries and
   Affiliates Other..................... ...............................  .................0 ........0.0
3.05 Mutual Funds....................... ...............................  .................0 ........0.0
3.06 Unit Investment Trusts............. ...............................  .................0 ........0.0
3.07 Closed-End Funds................... ...............................  .................0 ........0.0
3.08 Total Common Stocks................  .............................0  .................0 ........0.0

                                      80

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

Annual Statement for the year 2019 of the New England Life Insurance Company

                                                               Gross
                                                        Investment Holdings
                                                 -------------------------------------------------------
                                                                            2
                                                                       Percentage
                                                          1            of Column 1          3
             Investment Categories                      Amount           Line 13          Amount
-                                                --------------------------------------------------------
4.      Mortgage Loans Schedule B):
        4.01 Farm Mortgages.....................      ......61,865,564 .......4.0     ........61,865,564
        4.02 Residential Mortgages..............  .................... .......0.0   ....................
        4.03 Commercial Mortgages...............      ......27,155,517 .......1.7     ........27,155,517
        4.04 Mezzanine Real Estate Loans........  .................... .......0.0   ....................
        4.05 Total Mortgage Loans...............     .......89,021,081 .......5.7     ........89,021,081
5.      Real Estate (Schedule A):
        5.01 Properties Occupied by Company.....  .................... .......0.0   ....................
        5.02 Properties Held for Production of
           Income...............................  .................... .......0.0   ....................
        5.03 Properties Held for Sale...........  .................... .......0.0   ....................
        5.04 Total Real Estate..................   ..................0 .......0.0    ..................0
6.      Cash, Cash Equivalents, and Short-Term
        Investments:
        6.01 Cash (Schedule E, Part 1)..........      ......78,965,187 .......5.1     ........78,965,187
        6.02 Cash Equivalents (Schedule E, Part
           2)...................................  .................... .......0.0   ....................
        6.03 Short-Term Investments (Schedule
           DA)..................................  .................... .......0.0   ....................
        6.04 Total Cash, Cash Equivalents, and
           Short- Term Investments..............      ......78,965,187 .......5.1     ........78,965,187
7.      Contract Loans..........................      .....416,316,908  .....26.7      ......416,316,908
8.      Derivatives (Schedule DB)...............      ......13,308,048 .......0.9      .......13,308,048
9.      Other Invested Assets (Schedule BA).....      ......15,753,121 .......1.0     ........15,753,121
10.     Receivables for Securities..............      .........831,153 .......0.1   .............831,153
11.     Securities Lending (Schedule DL, Part 1)  .................... .......0.0   ....................
12.     Other Invested Assets (Page 2, Line 11). ...............76,238 .......0.0  ...............76,238
13.     Total Invested Assets...................      ...1,559,039,290  ....100.0       ...1,559,039,290
           Admitted Assets as Reported
             in the Annual Statement
-----------------------------------------------------------------------
              4                           5                   6
      Securities Lending                Total            Percentage
          Reinvested                 (Col. 3 + 4)        of Column 5
      Collateral Amount                 Amount             Line 13
                                         ----------------------------------------------------------------------
Mortgage Loans Schedule B):
4.01 Farm Mortgages..................... ...............................    .........61,865,564 ............4.0
4.02 Residential Mortgages.............. ...............................  ....................0 ............0.0
4.03 Commercial Mortgages............... ...............................    .........27,155,517 ............1.7
4.04 Mezzanine Real Estate Loans........ ...............................  ....................0 ............0.0
4.05 Total Mortgage Loans...............  .............................0    .........89,021,081 ............5.7
Real Estate (Schedule A):
5.01 Properties Occupied by Company..... ...............................  ....................0 ............0.0
5.02 Properties Held for Production of
   Income............................... ...............................  ....................0 ............0.0
5.03 Properties Held for Sale........... ...............................  ....................0 ............0.0
5.04 Total Real Estate..................  .............................0  ....................0 ............0.0
Cash, Cash Equivalents, and Short-Term
Investments:
6.01 Cash (Schedule E, Part 1).......... ...............................    .........78,965,187 ............5.1
6.02 Cash Equivalents (Schedule E, Part
   2)................................... ...............................  ....................0 ............0.0
6.03 Short-Term Investments (Schedule
   DA).................................. ...............................  ....................0 ............0.0
6.04 Total Cash, Cash Equivalents, and
   Short- Term Investments..............  .............................0    .........78,965,187 ............5.1
Contract Loans.......................... ...............................     .......416,316,908            26.7
Derivatives (Schedule DB)............... ...............................    .........13,308,048 ............0.9
Other Invested Assets (Schedule BA)..... ...............................    .........15,753,121 ............1.0
Receivables for Securities.............. ...............................  ..............831,153 ............0.1
Securities Lending (Schedule DL, Part 1)           ........XXX..........      ........XXX......    ......XXX...
Other Invested Assets (Page 2, Line 11). ............................... ................76,238 ............0.0
Total Invested Assets...................  .............................0       ...1,559,039,290  .........100.0

                                      81

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Part C.
Other Information
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are included in Part B hereof and include:
Report of Independent Registered Public Accounting Firm.
Statements of Assets and Liabilities as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018.
Notes to the Financial Statements.
The statutory-basis financial statements of the Company are included in Part B hereof and include:
Independent Auditors' Report.
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations and Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
Statutory Supplemental Schedules as of and for the year ended December 31, 2019.
(b)	Exhibits
(1)	Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.
(2)	None.
(3)(i)	Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(ii)	Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(iii)	Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (File No. 033- 64879) filed on December 11, 1995.
(iv)	Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.
(v)	Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.
(vi)	Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.

(vii)	Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.
(viii)	Principal Underwriting and Distribution Agreement between New England Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.
(ix)	Form of Brighthouse Securities, LLC Sales Agreement is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 26, 2018.
(4)(i)	Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(ii)	Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(iii)	Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-85442) filed on June 30, 1998.
(iv)	Form of Endorsement (IRA) is incorporated herein by reference to Post- Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 033- 85442) filed on January 21, 1999.
(v)	Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.
(vi)	Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2000.
(vii)	Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.
(viii)	Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post- Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033- 85442) filed on February 28, 2001.
(ix)	Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (File No. 333-51676/811-8828) filed on April 25, 2003.
(x)	Form of Endorsement: Individual Retirement Annuity Endorsement NEL 408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.
(xi)	Form of Spousal Continuation Endorsement NL-GMIB (2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2010.

(xii)	Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.
(5)(i)	Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 033-64879) filed on December 11, 1995.
(ii)	Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 21, 1999.
(iii)	Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2000.
(iv)	Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File Nos. 033-85442/811-08828) filed on April 25, 2003.
(6)(i)	Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.
(ii)	Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.
(iii)	Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post- Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.
(iv)	Amended and Restated By-Laws of Depositor (effective March 16, 2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2001.
(7)(a)	Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No., effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on April 25, 2003.
(8)(i)	Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 002-80751) filed April 6, 2000.
(ii)	Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.
(iii)	Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.
(iv)(a)	Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (File No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.

(b)	First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No.033-85442) filed on April 21, 2009.
(v)(a)	Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676/811- 8828) filed on May 15, 2001.
(b)	Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.
(vi)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed on October 20, 2005.
(vii)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Investors LLC, MetLife Securities, Inc. and New England Life Insurance Company, dated April 30, 2007 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.
(viii)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 22, 2008.
(ix)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6, 2017) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.
(x)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6, 2017) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.
(9)	Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 29, 2004.
(10)(i)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith).
(ii)	Consent of Independent Auditors (Deloitte & Touche) (Filed herewith.)
(11)	None
(12)	None
(13)	Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.
(14)	Powers of Attorney for Conor E. Murphy, Kimberly A. Berwanger, Kumar Das Gupta, Meghan S. Doscher, Lynn A. Dumais, Tara Figard, Jeffrey Halperin, Donald Leintz and Gianna H. Figaro-Sterling. (Filed herewith.)

Item 25. Directors and Officers of the Depositor
Name and Principal Business Address	Positions and offices with Depositor

Kimberly A. Berwanger 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Director

Meghan S. Doscher 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Lynn A. Dumais 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Jeffrey P. Halperin 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Compliance Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Director

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	President, Director, Chairman of the Board and Chief Executive Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

David Chamberlin 18205 Crane Nest Dr., Floor 5 Tampa, FL 33647	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Nancy Davenport 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Technology Officer, and Chief Information Security Officer

Jacob Jenkelowitz 285 Madison Avenue, Suite 1400 New York, NY 10017	Vice President and Assistant Secretary

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Francis teGroen 11225 North Community House Road Charlotte, NC 28277	Vice President and Corporate Illustration Actuary

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessell 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Investment Officer

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant
The Registrant is a separate account of New England Life Insurance Company (“NELICO” or the “Company”) under Massachusetts Insurance law. NELICO is an indirect subsidiary of Brighthouse Financial, Inc. a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number Of Contract Owners
As of January 31, 2020, there were 25,232 owners of tax-qualified contracts and 9,354 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).
Item 28. Indemnification
Pursuant to applicable provisions of New England Life Insurance Company’s by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities’ distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.
Name	Positions and Offices with Principal Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	President, Manager and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Vice President and Manager

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President
(c)Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
Brighthouse Securities, LLC	$4,129,497	$0	$0	$0

Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of NELICO to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by NELICO for the period ended December 31, 2018 was $1,509,755, and for the period ended December 31, 2019 was $2,575,011.
Item 32. Undertakings
Registrant hereby makes the following undertakings:
(1)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(2)	To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;
(3)	To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;
(4)	To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and
(5)	To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.
New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Charlotte, and the State of North Carolina, on the 23rd day of April, 2020.
NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)
By: NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)
By: /s/ Kevin G. Finneran
Kevin G. Finneran
Vice President
By: NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)
By: /s/ Kevin G. Finneran
Kevin G. Finneran
Vice President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 23, 2020.
Signature	Title
/s/ Conor E. Murphy* Conor E. Murphy	Chairman of the Board, President, Chief Executive Officer and a Director

/s/ Kimberly A. Berwanger* Kimberly A. Berwanger	Director and Vice President

/s/ Kumar Das Gupta* Kumar Das Gupta	Director

/s/ Meghan S. Doscher* Meghan S. Doscher	Director and Vice President

/s/ Lynn A. Dumais* Lynn A. Dumais	Director, Vice President and Chief Financial Officer

/s/ Tara Figard* Tara Figard	Director and Vice President

/s/ Jeffrey Halperin* Jeffrey Halperin	Director, Vice President and Chief Compliance Officer

/s/ Donald Leintz* Donald Leintz	Director

/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro-Sterling	Vice President and Controller (principal accounting officer)
By:	/s/ Michele H. Abate Michele H. Abate, Attorney-In-Fact April 23, 2020
* New England Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Index to Exhibits
(10)(i)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
(10)(ii)	Consent of Independent Auditors (Deloitte & Touche LLP)
(14)	Powers of Attorney